NATIONWIDE

VLI SEPARATE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
AIM VIF - Basic Value Fund - Series I (AVBVI)
863,098 shares (cost $7,997,255)	$3,538,703
AIM VIF - Capital Appreciation Fund - Series I (AVCA)
42,727 shares (cost $1,054,112)	721,656
AIM VIF - Capital Development Fund - Series I (AVCDI)
826,509 shares (cost $12,969,903)	6,554,217
AIM VIF - International Growth Fund - Series I (AVIE)
1,155,588 shares (cost $34,555,721)	22,522,415
AllianceBernstein VPS - Growth and Income Portfolio - Class A (ALVGIA)
765,413 shares (cost $17,676,644)	10,026,917
AllianceBernstein VPS - International Value Portfolio - Class A (ALVIVA)
2,364,922 shares (cost $46,757,859)	26,132,387
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class A (ALVSVA)
434,642 shares (cost $6,814,480)	4,311,646
American Century VP - Income & Growth Fund - Class I (ACVIG)
3,098,080 shares (cost $21,861,166)	14,932,744
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
1,804,707 shares (cost $19,025,429)	17,866,601
American Century VP - International Fund - Class I (ACVI)
4,051,488 shares (cost $31,861,368)	24,065,838
American Century VP - International Fund - Class III (ACVI3)
1,096,205 shares (cost $10,088,665)	6,511,457
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
182,662 shares (cost $2,288,931)	1,786,437
American Century VP - Ultra(R) Fund - Class I (ACVU1)
413,302 shares (cost $4,158,480)	2,504,612
American Century VP - Value Fund - Class I (ACVV)
9,622,678 shares (cost $70,660,052)	45,034,134
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
300,380 shares (cost $5,532,271)	3,235,091
American Funds IS - Asset Allocation Fund - Class 2 (AMVAA2)
65,816 shares (cost $1,037,734)	795,060
American Funds IS - Bond Fund - Class 2 (AMVBD2)
60,462 shares (cost $596,356)	566,531
American Funds IS - Global Small Capitalization Fund - Class 2 (AMVGS2)
22,538 shares (cost $466,407)	248,589
American Funds IS - Growth Fund - Class 2 (AMVGR2)
25,478 shares (cost $1,316,221)	847,651
BlackRock Large Cap Core V.I. Fund - Class II (MLVLC2)
52,098 shares (cost $1,286,866)	906,497
Calvert Variable Series Inc. - Social Equity Portfolio (CVSSE)
8,780 shares (cost $162,513)	113,701
Credit Suisse Trust - Global Small Cap Portfolio (WVCP)
39,745 shares (cost $488,590)	292,524
Credit Suisse Trust - International Focus Portfolio (WIEP)
123,730 shares (cost $1,186,980)	1,134,601

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Credit Suisse Trust - Large Cap Value Portfolio (WGIP)
128,060 shares (cost $1,632,980)	$968,130
Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)
54,216 shares (cost $620,974)	447,828
Dreyfus IP - Mid Cap Stock Portfolio - Initial Class (DVMCS)
72,673 shares (cost $985,338)	570,484
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
1,946,846 shares (cost $30,748,199)	20,169,324
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
10,482,642 shares (cost $324,855,168)	240,891,119
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
704,059 shares (cost $26,601,209)	20,333,227
Dreyfus VIF - Developing Leaders Portfolio - Initial Class (DSC)
27,811 shares (cost $898,126)	528,679
Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)
2,265,851 shares (cost $33,518,077)	19,916,834
DWS Variable Series II - Dreman High Return Equity VIP - Class B (SVSHEB)
89,460 shares (cost $929,392)	556,444
DWS Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)
535,027 shares (cost $5,929,385)	4,237,413
Federated IS - American Leaders Fund II - Primary Class (FALF)
22,448 shares (cost $367,622)	182,724
Federated IS - Capital Appreciation Fund II - Primary Class (FVCA2P)
86,063 shares (cost $549,800)	438,923
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
77,687 shares (cost $793,662)	776,874
Federated IS - Quality Bond Fund II - Primary Class (FQB)
2,922,067 shares (cost $32,568,031)	29,220,671
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
4,370,478 shares (cost $103,317,334)	57,428,076
Fidelity(R) VIP - Freedom 2015 Portfolio - Service Class (FF15S)
107,586 shares (cost $1,155,999)	881,130
Fidelity(R) VIP - Freedom 2025 Portfolio - Service Class (FF25S)
32,230 shares (cost $345,876)	241,401
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
2,591,958 shares (cost $83,431,209)	60,833,253
Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)
3,582,920 shares (cost $21,341,765)	14,116,704
Fidelity(R) VIP - High Income Portfolio - Service Class R (FHISR)
435,122 shares (cost $2,342,622)	1,710,031
Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)
2,263,567 shares (cost $45,344,382)	27,434,437
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
879,228 shares (cost $18,496,631)	10,638,662
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
9,002,898 shares (cost $243,932,828)	138,014,425
Fidelity(R) VIP II - Index 500 Portfolio - Initial Class (FIP)
35,450 shares (cost $4,931,749)	3,516,317

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
1,221,821 shares (cost $14,985,618)	$14,356,394
Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)
575,893 shares (cost $9,604,777)	5,741,650
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
1,529,205 shares (cost $45,454,557)	28,030,327
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
544,905 shares (cost $5,913,578)	2,680,935
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
685,874 shares (cost $15,377,666)	7,818,961
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
158,619 shares (cost $1,802,981)	1,305,435
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
487,791 shares (cost $5,459,763)	3,755,991
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
268,035 shares (cost $3,090,168)	1,908,411
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
458,304 shares (cost $6,093,793)	2,758,988
Franklin Templeton VIP - Foreign Securities Fund - Class 1 (TIF)
133,101 shares (cost $2,038,529)	1,457,456
Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)
929,617 shares (cost $16,955,814)	10,002,675
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
443,181 shares (cost $7,618,129)	4,742,036
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
20,693 shares (cost $158,353)	116,090
Franklin Templeton VIP - Global Income Securities Fund - Class 2 (FTVGI2)
59,886 shares (cost $1,028,297)	1,024,052
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
377,217 shares (cost $6,474,735)	6,446,639
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
304,396 shares (cost $5,215,898)	3,451,856
Franklin Templeton VIP - Mutual Discovery Securities Fund - Class 2 (FTVMD2)
4,298 shares (cost $86,051)	68,129
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FTVRDI)
670,665 shares (cost $12,585,624)	9,362,477
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 1 (FTVSVI)
726,658 shares (cost $12,783,247)	7,797,038
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)
311,542 shares (cost $5,090,679)	3,286,767
Goldman Sachs VIT - Mid Cap Value Fund (GVMCE)
4,383,088 shares (cost $63,537,107)	37,957,538
Ivy Fund VIP, Inc. - Asset Strategy (WRASP)
47,126 shares (cost $479,871)	389,961
Ivy Fund VIP, Inc. - Growth (WRGP)
83,966 shares (cost $807,797)	634,189
Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)
59,341 shares (cost $347,765)	255,402

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Ivy Fund VIP, Inc. - Science and Technology (WRSTP)
58,184 shares (cost $852,801)	$664,753
Janus Aspen Series - Balanced Portfolio - Service Class (JABS)
262,930 shares (cost $7,621,817)	6,244,587
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
1,766,155 shares (cost $54,454,697)	40,127,041
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
2,797,737 shares (cost $11,087,706)	8,113,438
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
51,009 shares (cost $635,469)	403,989
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
1,620,666 shares (cost $65,164,075)	42,153,521
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
460,792 shares (cost $24,201,085)	12,049,717
JPMorgan Insurance Trust - Diversified Mid Cap Growth Portfolio 1 (OGGO)
291,847 shares (cost $2,845,880)	2,746,285
JPMorgan Insurance Trust - Diversified Mid Cap Value Portfolio 1 (OGMVP)
30,137 shares (cost $320,305)	134,712
Legg Mason Partners VET - Small Cap Growth Portfolio - Class I (SBVSG)
12,309 shares (cost $151,394)	106,472
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
380,243 shares (cost $4,829,797)	4,072,402
Lincoln VIP - Baron Growth Opportunities Funds - Service Class (BNCAI)
438,796 shares (cost $12,494,820)	7,597,747
Lord Abbett Series Fund, Inc. - Mid Cap Value Portfolio - Class VC (LOVMCV)
98,188 shares (cost $1,497,969)	1,031,959
MFS(R) VIT - Investors Growth Stock Series - Initial Class (MIGIC)
371,608 shares (cost $3,654,144)	2,638,415
MFS(R) VIT - Research International Series - Service Class (MVRISC)
27,570 shares (cost $277,356)	243,447
MFS(R) VIT - Value Series - Initial Class (MVFIC)
555,865 shares (cost $7,821,257)	5,425,246
MFS(R) VIT - Value Series - Service Class (MVFSC)
210,951 shares (cost $2,276,275)	2,039,895
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
238,977 shares (cost $4,460,685)	3,109,092
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
260,213 shares (cost $2,892,538)	2,479,825
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
264,260 shares (cost $6,362,563)	3,948,050
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
140,322 shares (cost $9,039,750)	5,184,900
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
54,382 shares (cost $2,151,892)	1,427,521
Nationwide VIT - Cardinal Aggressive Fund - Class I (NVCRA1)
42,880 shares (cost $386,304)	281,719
Nationwide VIT - Cardinal Balanced Fund - Class I (NVCRB1)
64,159 shares (cost $543,920)	520,971

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Cardinal Capital Appreciation Fund - Class I (NVCCA1)
69,427 shares (cost $642,201)	$515,839
Nationwide VIT - Cardinal Conservative Fund - Class I (NVCCN1)
32,922 shares (cost $315,554)	300,250
Nationwide VIT - Cardinal Moderate Fund - Class I (NVCMD1)
81,552 shares (cost $719,036)	634,474
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
217,925 shares (cost $1,883,898)	1,542,905
Nationwide VIT - Cardinal Moderately Conservative Fund - Class I (NVCMC1)
33,452 shares (cost $279,541)	283,335
Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
21,735 shares (cost $207,873)	210,617
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
3,054,589 shares (cost $22,471,778)	15,242,398
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
1,229,392 shares (cost $8,310,345)	6,122,371
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)
2,624,166 shares (cost $41,146,475)	18,500,372
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
1,291,257 shares (cost $20,735,981)	9,077,538
Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)
401,129 shares (cost $4,893,707)	3,120,786
Nationwide VIT - Gartmore International Equity Fund - Class I (GIG)
963,799 shares (cost $10,867,581)	6,023,746
Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3)
21,861 shares (cost $212,711)	136,851
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
5,923 shares (cost $67,900)	37,020
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)
403,572 shares (cost $5,552,351)	3,333,502
Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)
314,746 shares (cost $3,177,924)	1,803,495
Nationwide VIT - Government Bond Fund - Class I (GBF)
10,777,564 shares (cost $125,259,192)	129,438,538
Nationwide VIT - Growth Fund - Class I (CAF)
1,276,896 shares (cost $12,313,451)	11,313,300
Nationwide VIT - Health Sciences Fund - Class I (GVGH1)
320,568 shares (cost $3,390,609)	2,590,186
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
300,940 shares (cost $3,185,092)	2,437,614
Nationwide VIT - International Index Fund - Class II (GVIX2)
101,346 shares (cost $1,007,911)	655,710
Nationwide VIT - International Index Fund - Class VI (GVIX6)
76,048 shares (cost $832,893)	491,270
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
3,171,571 shares (cost $37,715,587)	21,852,122
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2,722,205 shares (cost $27,508,341)	25,234,842

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
6,734,484 shares (cost $76,296,186)	$56,973,735
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
7,612,966 shares (cost $89,588,888)	60,599,207
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,938,550 shares (cost $21,355,471)	17,156,166
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
1,503,773 shares (cost $14,853,780)	10,526,410
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class I (NVLCP1)
13,778 shares (cost $130,657)	134,746
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
453,276 shares (cost $12,158,033)	7,945,921
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
3,607,294 shares (cost $63,935,398)	40,582,060
Nationwide VIT - Money Market Fund - Class I (SAM)
133,849,215 shares (cost $133,849,215)	133,849,215
Nationwide VIT - Money Market Fund - Class V (SAM5)
372,633,028 shares (cost $372,633,028)	372,633,028
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
1,063 shares (cost $9,750)	6,815
Nationwide VIT - Multi-Manager International Value Fund - Class I (GVDIVI)
127,754 shares (cost $1,921,271)	987,538
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
640,757 shares (cost $10,262,795)	4,933,829
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2,283 shares (cost $22,612)	15,389
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
36,277 shares (cost $250,143)	240,157
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
456 shares (cost $4,428)	3,010
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
343 shares (cost $2,346)	2,427
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
781 shares (cost $5,683)	5,523
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,080,724 shares (cost $16,386,281)	10,428,987
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
5,007,132 shares (cost $58,232,745)	33,147,216
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
5,168,689 shares (cost $107,263,640)	55,615,091
Nationwide VIT - Nationwide Fund - Class I (TRF)
38,393,308 shares (cost $397,182,878)	250,324,371
Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)
153,069 shares (cost $2,036,785)	990,355
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
170 shares (cost $1,111)	943
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)
4,834 shares (cost $44,027)	31,133

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
98,303 shares (cost $961,415)	$960,419
Nationwide VIT - Technology and Communications Fund - Class I (GGTC)
1,266,862 shares (cost $5,327,210)	2,825,102
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
667,969 shares (cost $2,789,214)	1,502,930
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
655,907 shares (cost $6,943,162)	3,909,207
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
1,148,061 shares (cost $13,241,331)	8,024,948
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
1,515,329 shares (cost $14,291,797)	11,092,209
Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
19,769 shares (cost $151,337)	112,879
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
564,694 shares (cost $9,519,670)	7,030,444
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
272,863 shares (cost $3,809,296)	1,989,172
Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)
1,625,534 shares (cost $28,377,738)	26,236,126
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
1,153,996 shares (cost $19,392,871)	8,204,912
Neuberger Berman AMT - Regency Portfolio - Class I (AMRI)
234,668 shares (cost $2,863,603)	2,018,146
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
76,033 shares (cost $1,262,599)	701,020
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
139,086 shares (cost $1,947,063)	1,161,372
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
267,801 shares (cost $4,198,300)	2,514,650
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
2,702,727 shares (cost $98,166,596)	69,379,008
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
572,747 shares (cost $19,127,681)	11,649,665
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
1,913,256 shares (cost $61,505,360)	38,666,903
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
308,430 shares (cost $1,504,108)	484,234
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
271,888 shares (cost $2,245,463)	429,583
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
288,637 shares (cost $5,158,367)	3,073,980
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
1,596,926 shares (cost $32,881,346)	23,251,243
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
699,059 shares (cost $29,647,825)	19,252,088
Oppenheimer VAF - Strategic Bond Fund - Non-Service Class (OVSB)
216,703 shares (cost $1,105,570)	972,996

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

PIMCO VIT - All Asset Portfolio - Administrative Class (PMVAAA)
64,836 shares (cost $607,773)	$596,491
PIMCO VIT - Low Duration Portfolio - Administrative Class (PMVLDA)
3,801,385 shares (cost $38,296,349)	36,797,406
PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)
5,317,624 shares (cost $65,292,343)	59,876,450
PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)
16,513,898 shares (cost $169,146,426)	170,258,284
Pioneer VCT - Pioneer Emerging Markets Portfolio - Class I (PIVEMI)
9,238 shares (cost $163,630)	146,324
Pioneer VCT - Pioneer High Yield Portfolio - Class I (PIHYB1)
1,912,223 shares (cost $18,678,368)	12,352,962
Putnam VT - Growth and Income Fund - Class IB (PVGIB)
53,978 shares (cost $1,148,475)	619,131
Putnam VT - International Equity Fund - Class IB (PVTIGB)
143,181 shares (cost $2,484,094)	1,272,879
Putnam VT - OTC & Emerging Growth Fund - Class IB (PVOEGB)
7,862 shares (cost $42,195)	34,907
Putnam VT - Small Cap Value Fund - Class IB (PVTSCB)
41 shares (cost $537)	352
Putnam VT - Voyager Fund - Class IB (PVTVB)
25,286 shares (cost $580,422)	505,208
Royce Capital Fund - Micro Cap Portfolio (ROCMC)
4,371,834 shares (cost $49,908,729)	26,362,162
Royce Capital Fund - Small Cap Portfolio (ROCSC)
13,739 shares (cost $115,366)	88,202
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
355,895 shares (cost $3,573,948)	2,384,493
T. Rowe Price Equity Income Portfolio - II (TREI2)
4,110,835 shares (cost $89,074,854)	58,826,043
T. Rowe Price Health Sciences Portfolio - II (TRHS2)
132,288 shares (cost $1,646,849)	1,269,970
T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
413,660 shares (cost $2,033,171)	1,997,980
T. Rowe Price Mid Cap Growth Portfolio - II (TRMCG2)
1,116,284 shares (cost $25,534,992)	15,281,923
T. Rowe Price New America Growth Portfolio (TRNAG1)
609,377 shares (cost $10,640,719)	7,775,646
T. Rowe Price Personal Strategy Balanced Portfolio (TRPSB1)
33,277 shares (cost $535,614)	422,620
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
449,741 shares (cost $10,550,533)	8,931,849
The Universal IF, Inc. - Capital Growth Portfolio - Class I (MSVEG)
19,688 shares (cost $309,424)	200,619
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
1,482,460 shares (cost $25,481,736)	8,716,867
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
943,174 shares (cost $32,673,172)	17,684,517

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
291,905 shares (cost $3,257,323)	$2,892,782
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
1,570,027 shares (cost $12,599,987)	10,158,077
Van Kampen UIF - Global Real Estate Portfolio - Class II (VKVGR2)
88,891 shares (cost $582,579)	485,342
Van Kampen UIF - Mid Cap Growth Portfolio- Class I (MSVMG)
1,225,298 shares (cost $13,237,840)	7,118,980
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
4,482,977 shares (cost $78,189,492)	36,805,243
Vanguard(R) VIF - Balanced Portfolio (VVB)
62,212 shares (cost $1,059,223)	923,847
Vanguard(R) VIF - Diversified Value Portfolio (VVDV)
105,755 shares (cost $1,399,691)	1,012,073
Vanguard(R) VIF - International Portfolio (VVI)
182,316 shares (cost $3,384,849)	2,151,331
Vanguard(R) VIF - Mid Cap Index Portfolio (VVMCI)
210,778 shares (cost $2,842,254)	1,943,375
Vanguard(R) VIF - Short-Term Investment-Grade Portfolio (VVSTC)
234,568 shares (cost $2,407,750)	2,333,953
Wells Fargo AVT - Discovery Fund(SM) (SVDF)
85,706 shares (cost $1,154,844)	959,056
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
1,364,172 shares (cost $27,460,394)	13,859,985
Wells Fargo AVT - Small Cap Growth Fund (WFVSCG)
176,402 shares (cost $1,063,477)	733,831

Total Investments	3,234,054,969

Total Assets	3,234,054,969

Accounts Payable	151,674

$3,233,903,295

Contract Owners’ Equity:
Accumulation units	3,233,903,295

Total Contract Owners’ Equity (note 8)	$3,233,903,295

See accompanying notes to financial statements.

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	AVBVI	AVCA	AVCDI	AVIE	ALVGIA	ALVIVA	ALVSVA

Reinvested dividends	$84,561,489	50,966	-	-	170,333	298,859	369,479	34,876
Asset charges (note 3)	(5,372,650)	(3,623)	-	(19,941)	(81,806)	(26,017)	(88,055)	(2,790)

Net investment income (loss)	79,188,839	47,343	-	(19,941)	88,527	272,842	281,424	32,086

Proceeds from mutual fund shares sold	1,252,327,024	2,123,209	641,748	5,751,822	13,735,628	7,030,639	9,551,917	1,997,782
Cost of mutual fund shares sold	(1,316,768,075)	(2,430,442)	(666,700)	(6,689,880)	(12,916,765)	(7,972,517)	(15,643,843)	(2,230,882)

Realized gain (loss) on investments	(64,441,051)	(307,233)	(24,952)	(938,058)	818,863	(941,878)	(6,091,926)	(233,100)
Change in unrealized gain (loss) on investments	(1,787,300,699)	(4,575,481)	(635,043)	(6,874,273)	(16,773,325)	(9,189,587)	(21,079,201)	(2,153,893)

Net gain (loss) on investments	(1,851,741,750)	(4,882,714)	(659,995)	(7,812,331)	(15,954,462)	(10,131,465)	(27,171,127)	(2,386,993)

Reinvested capital gains	265,246,757	1,102,495	-	1,332,482	411,886	2,544,323	2,037,831	495,807

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,507,306,154)	(3,732,876)	(659,995)	(6,499,790)	(15,454,049)	(7,314,300)	(24,851,872)	(1,859,100)

Investment Activity:	ACVIG	ACVIP2	ACVI	ACVI3	ACVMV1	ACVU1	ACVV	ACVVS1

Reinvested dividends	$421,839	666,076	296,050	81,052	1,765	-	1,388,632	-
Asset charges (note 3)	(8,087)	-	(38,569)	-	(45)	(1,778)	(42,920)	(2,028)

Net investment income (loss)	413,752	666,076	257,481	81,052	1,720	(1,778)	1,345,712	(2,028)

Proceeds from mutual fund shares sold	3,678,658	4,262,450	9,538,921	1,418,080	1,190,999	2,533,026	12,526,304	2,296,273
Cost of mutual fund shares sold	(3,355,917)	(4,227,394)	(7,069,639)	(1,340,876)	(1,405,957)	(2,724,021)	(17,223,703)	(2,732,014)

Realized gain (loss) on investments	322,741	35,056	2,469,282	77,204	(214,958)	(190,995)	(4,697,399)	(435,741)
Change in unrealized gain (loss) on investments	(11,498,018)	(1,411,755)	(25,813,579)	(6,681,859)	(282,036)	(2,431,983)	(21,487,997)	(2,649,965)

Net gain (loss) on investments	(11,175,277)	(1,376,699)	(23,344,297)	(6,604,655)	(496,994)	(2,622,978)	(26,185,396)	(3,085,706)

Reinvested capital gains	2,527,186	-	3,477,537	952,078	-	624,097	7,372,247	198,639

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,234,339)	(710,623)	(19,609,279)	(5,571,525)	(495,274)	(2,000,659)	(17,467,437)	(2,889,095)

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	AMVAA2	AMVBD2	AMVGS2	AMVGR2	MLVLC2	CVSSE	WVCP	WIEP

Reinvested dividends	$23,805	33,917	-	10,153	12,428	-	8,260	32,251
Asset charges (note 3)	(1,081)	(1,003)	(549)	(1,791)	(5,885)	(306)	(120)	(335)

Net investment income (loss)	22,724	32,914	(549)	8,362	6,543	(306)	8,140	31,916

Proceeds from mutual fund shares sold	58,963	699,165	54,249	322,369	2,728,044	84,075	93,811	375,938
Cost of mutual fund shares sold	(70,863)	(775,995)	(125,591)	(511,952)	(3,735,529)	(106,111)	(78,252)	(272,919)

Realized gain (loss) on investments	(11,900)	(76,830)	(71,342)	(189,583)	(1,007,485)	(22,036)	15,559	103,019
Change in unrealized gain (loss) on investments	(242,674)	(29,824)	(217,818)	(468,570)	11,025	(50,892)	(292,705)	(1,064,586)

Net gain (loss) on investments	(254,574)	(106,654)	(289,160)	(658,153)	(996,460)	(72,928)	(277,146)	(961,567)

Reinvested capital gains	29,648	1,410	50,646	120,744	26,100	1,159	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(202,202)	(72,330)	(239,063)	(529,047)	(963,817)	(72,075)	(269,006)	(929,651)

Investment Activity:	WGIP	DAVVL	DVMCS	DVSCS	DSIF	DCAP	DSC	DVIV

Reinvested dividends	$39,352	6,613	7,725	192,899	6,803,934	600,953	4,928	673,870
Asset charges (note 3)	(117)	(667)	(1,524)	(35,982)	(484,074)	(26,597)	-	(63,931)

Net investment income (loss)	39,235	5,946	6,201	156,917	6,319,860	574,356	4,928	609,939

Proceeds from mutual fund shares sold	402,338	57,272	651,813	5,472,882	66,494,072	9,861,527	145,388	10,736,573
Cost of mutual fund shares sold	(472,280)	(71,611)	(905,471)	(6,798,667)	(50,675,273)	(8,318,387)	(226,270)	(15,438,156)

Realized gain (loss) on investments	(69,942)	(14,339)	(253,658)	(1,325,785)	15,818,799	1,543,140	(80,882)	(4,701,583)
Change in unrealized gain (loss) on investments	(661,518)	(173,146)	(322,041)	(10,876,821)	(163,666,840)	(13,273,742)	(205,053)	(13,304,437)

Net gain (loss) on investments	(731,460)	(187,485)	(575,699)	(12,202,606)	(147,848,041)	(11,730,602)	(285,935)	(18,006,020)

Reinvested capital gains	125,539	10,250	125,095	3,338,301	-	2,238,570	29,526	5,147,830

Net increase (decrease) in contract owners’ equity resulting from operations	$(566,686)	(171,289)	(444,403)	(8,707,388)	(141,528,181)	(8,917,676)	(251,481)	(12,248,251)

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	SVSHEB	SVSSVB	FALF	FVCA2P	FVMOS	FQB	FEIS	FF15S

Reinvested dividends	$16,459	26,279	4,437	1,756	6,586	2,072,489	2,044,682	29,361
Asset charges (note 3)	(1,773)	(5,643)	-	-	-	(32,913)	(79,536)	(1,599)

Net investment income (loss)	14,686	20,636	4,437	1,756	6,586	2,039,576	1,965,146	27,762

Proceeds from mutual fund shares sold	297,279	1,398,593	27,198	50,330	1,232,147	14,442,755	12,801,471	63,750
Cost of mutual fund shares sold	(522,699)	(2,557,142)	(53,688)	(48,330)	(1,316,173)	(15,037,887)	(14,141,107)	(82,001)

Realized gain (loss) on investments	(225,420)	(1,158,549)	(26,490)	2,000	(84,026)	(595,132)	(1,339,636)	(18,251)
Change in unrealized gain (loss) on investments	(340,683)	(1,691,972)	(140,537)	(185,047)	(16,844)	(3,824,604)	(45,577,309)	(274,869)

Net gain (loss) on investments	(566,103)	(2,850,521)	(167,027)	(183,047)	(100,870)	(4,419,736)	(46,916,945)	(293,120)

Reinvested capital gains	119,020	843,807	68,651	10,715	-	-	90,581	28,462

Net increase (decrease) in contract owners’ equity resulting from operations	$(432,397)	(1,986,078)	(93,939)	(170,576)	(94,284)	(2,380,160)	(44,861,218)	(236,896)

Investment Activity:	FF25S	FGS	FHIS	FHISR	FOS	FOSR	FCS	FIP

Reinvested dividends	$7,855	687,038	1,582,966	181,702	1,033,784	398,857	1,791,086	105,047
Asset charges (note 3)	(514)	(73,168)	(15,952)	-	(69,758)	-	(224,073)	(7,729)

Net investment income (loss)	7,341	613,870	1,567,014	181,702	964,026	398,857	1,567,013	97,318

Proceeds from mutual fund shares sold	34,570	14,216,563	8,173,775	2,117,019	10,382,076	2,668,174	41,477,947	1,123,166
Cost of mutual fund shares sold	(41,824)	(9,034,720)	(9,837,209)	(2,505,519)	(8,484,624)	(2,752,614)	(44,479,965)	(1,562,813)

Realized gain (loss) on investments	(7,254)	5,181,843	(1,663,434)	(388,500)	1,897,452	(84,440)	(3,002,018)	(439,647)
Change in unrealized gain (loss) on investments	(104,475)	(59,635,200)	(5,012,716)	(443,840)	(30,619,099)	(10,589,282)	(106,447,811)	(1,415,432)

Net gain (loss) on investments	(111,729)	(54,453,357)	(6,676,150)	(832,340)	(28,721,647)	(10,673,722)	(109,449,829)	(1,855,079)

Reinvested capital gains	10,967	-	-	-	5,319,862	1,841,509	5,516,799	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(93,421)	(53,839,487)	(5,109,136)	(650,638)	(22,437,759)	(8,433,356)	(102,366,017)	(1,757,761)

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FIGBS	FGIS	FGOS	FMCS	FVSS	FNRS2	FF10S	FF20S

Reinvested dividends	$581,911	-	34,931	135,488	30,534	-	44,313	122,183
Asset charges (note 3)	(4,409)	(24)	(2,242)	(28,237)	(1,477)	-	(32)	(1,344)

Net investment income (loss)	577,502	(24)	32,689	107,251	29,057	-	44,281	120,839

Proceeds from mutual fund shares sold	6,299,495	29,761	2,409,501	7,959,679	4,475,834	5,587,817	506,983	628,627
Cost of mutual fund shares sold	(6,523,551)	(37,510)	(1,780,588)	(10,280,653)	(6,507,802)	(5,332,558)	(560,415)	(787,719)

Realized gain (loss) on investments	(224,056)	(7,749)	628,913	(2,320,974)	(2,031,968)	255,259	(53,432)	(159,092)
Change in unrealized gain (loss) on investments	(878,509)	-	(8,114,515)	(20,681,917)	(2,944,133)	(9,827,149)	(505,036)	(1,785,136)

Net gain (loss) on investments	(1,102,565)	(7,749)	(7,485,602)	(23,002,891)	(4,976,101)	(9,571,890)	(558,468)	(1,944,228)

Reinvested capital gains	11,500	-	-	5,673,851	1,635,580	470,633	66,308	210,061

Net increase (decrease) in contract owners’ equity resulting from operations	$(513,563)	(7,773)	(7,452,913)	(17,221,789)	(3,311,464)	(9,101,257)	(447,879)	(1,613,328)

Investment Activity:	FF30S	FTVDM3	TIF	TIF2	TIF3	FTVFA2	FTVGI2	FTVGI3

Reinvested dividends	$56,786	151,739	66,199	352,279	164,729	3,349	22,119	233,513
Asset charges (note 3)	(434)	-	-	(32,056)	-	-	(1,521)	-

Net investment income (loss)	56,352	151,739	66,199	320,223	164,729	3,349	20,598	233,513

Proceeds from mutual fund shares sold	260,505	2,221,775	564,393	8,363,774	719,685	3,823	85,960	3,853,157
Cost of mutual fund shares sold	(286,958)	(2,491,106)	(595,891)	(8,337,514)	(791,389)	(5,507)	(85,961)	(3,674,502)

Realized gain (loss) on investments	(26,453)	(269,331)	(31,498)	26,260	(71,704)	(1,684)	(1)	178,655
Change in unrealized gain (loss) on investments	(1,220,170)	(4,596,789)	(1,488,551)	(9,427,721)	(3,947,571)	(42,263)	(4,244)	(225,501)

Net gain (loss) on investments	(1,246,623)	(4,866,120)	(1,520,049)	(9,401,461)	(4,019,275)	(43,947)	(4,245)	(46,846)

Reinvested capital gains	163,010	1,100,871	239,532	1,441,783	635,903	3,322	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,027,261)	(3,613,510)	(1,214,318)	(7,639,455)	(3,218,643)	(37,276)	16,353	186,667

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FTVIS2	FTVMD2	FTVRDI	FTVSVI	FTVSV2	GVMCE	WRASP	WRGP

Reinvested dividends	$247,666	1,509	246,107	147,861	50,555	576,098	2,042	-
Asset charges (note 3)	-	(129)	-	-	(10,943)	(150,174)	(268)	(626)

Net investment income (loss)	247,666	1,380	246,107	147,861	39,612	425,924	1,774	(626)

Proceeds from mutual fund shares sold	1,054,036	58,040	2,626,930	1,469,391	2,049,257	29,163,045	49,684	105,629
Cost of mutual fund shares sold	(1,253,633)	(61,470)	(2,587,822)	(1,629,788)	(2,632,193)	(39,644,058)	(64,514)	(141,724)

Realized gain (loss) on investments	(199,597)	(3,430)	39,108	(160,397)	(582,936)	(10,481,013)	(14,830)	(36,095)
Change in unrealized gain (loss) on investments	(1,655,102)	(17,922)	(3,991,162)	(4,661,084)	(1,378,961)	(14,754,743)	(89,911)	(167,825)

Net gain (loss) on investments	(1,854,699)	(21,352)	(3,952,054)	(4,821,481)	(1,961,897)	(25,235,756)	(104,741)	(203,920)

Reinvested capital gains	103,703	2,827	91,080	799,863	350,132	103,156	33,568	8,776

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,503,330)	(17,145)	(3,614,867)	(3,873,757)	(1,572,153)	(24,706,676)	(69,399)	(195,770)

Investment Activity:	WRRESP	WRSTP	JABS	JACAS	JAGTS	JARLCS	JAIGS	JAIGS2

Reinvested dividends	$2,202	-	200,123	6,439	10,979	3,703	1,535,851	553,994
Asset charges (note 3)	(365)	(837)	(16,440)	(62,761)	(4,442)	-	(66,852)	-

Net investment income (loss)	1,837	(837)	183,683	(56,322)	6,537	3,703	1,468,999	553,994

Proceeds from mutual fund shares sold	283,122	129,758	6,552,958	11,063,376	2,983,813	68,430	12,616,149	4,638,721
Cost of mutual fund shares sold	(364,263)	(175,861)	(6,864,878)	(6,694,776)	(2,446,697)	(83,365)	(6,931,744)	(4,243,688)

Realized gain (loss) on investments	(81,141)	(46,103)	(311,920)	4,368,600	537,116	(14,935)	5,684,405	395,033
Change in unrealized gain (loss) on investments	(66,352)	(187,296)	(1,914,827)	(37,016,154)	(7,484,264)	(242,489)	(56,149,301)	(17,126,656)

Net gain (loss) on investments	(147,493)	(233,399)	(2,226,747)	(32,647,554)	(6,947,148)	(257,424)	(50,464,896)	(16,731,623)

Reinvested capital gains	6,363	24,938	603,351	-	-	31,638	8,232,296	2,970,977

Net increase (decrease) in contract owners’ equity resulting from operations	$(139,293)	(209,298)	(1,439,713)	(32,703,876)	(6,940,611)	(222,083)	(40,763,601)	(13,206,652)

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	OGGO	OGMVP	SBVSG	AMTB	BNCAI	LOVMCV	MIGIC	MVRISC

Reinvested dividends	$-	2,729	-	226,384	-	19,059	22,201	40
Asset charges (note 3)	(12,040)	(279)	(165)	-	(31,367)	(3,304)	-	(186)

Net investment income (loss)	(12,040)	2,450	(165)	226,384	(31,367)	15,755	22,201	(146)

Proceeds from mutual fund shares sold	7,689,759	2,085	31,039	4,713,101	6,326,805	1,143,381	1,254,416	16,031
Cost of mutual fund shares sold	(10,656,545)	(5,715)	(41,930)	(4,915,401)	(7,404,515)	(1,862,247)	(1,111,574)	(19,770)

Realized gain (loss) on investments	(2,966,786)	(3,630)	(10,891)	(202,300)	(1,077,710)	(718,866)	142,842	(3,739)
Change in unrealized gain (loss) on investments	(148,137)	(115,404)	(44,922)	(861,945)	(4,879,350)	(98,152)	(1,810,696)	(34,172)

Net gain (loss) on investments	(3,114,923)	(119,034)	(55,813)	(1,064,245)	(5,957,060)	(817,018)	(1,667,854)	(37,911)

Reinvested capital gains	853,551	41,787	724	-	623,887	63,687	181,434	333

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,273,412)	(74,797)	(55,254)	(837,861)	(5,364,540)	(737,576)	(1,464,219)	(37,724)

Investment Activity:	MVFIC	MVFSC	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	NVCRA1

Reinvested dividends	$77,102	14,343	95,090	145,928	146,319	148,113	39,487	8,583
Asset charges (note 3)	-	(1,702)	-	-	-	-	-	-

Net investment income (loss)	77,102	12,641	95,090	145,928	146,319	148,113	39,487	8,583

Proceeds from mutual fund shares sold	1,478,163	1,824,746	474,782	1,091,926	982,502	1,055,418	185,613	429,632
Cost of mutual fund shares sold	(1,501,795)	(1,987,443)	(535,319)	(1,208,502)	(1,037,681)	(1,203,605)	(263,205)	(578,809)

Realized gain (loss) on investments	(23,632)	(162,697)	(60,537)	(116,576)	(55,179)	(148,187)	(77,592)	(149,177)
Change in unrealized gain (loss) on investments	(2,829,368)	(236,380)	(1,338,937)	(324,421)	(2,766,102)	(4,212,956)	(689,449)	(104,586)

Net gain (loss) on investments	(2,853,000)	(399,077)	(1,399,474)	(440,997)	(2,821,281)	(4,361,143)	(767,041)	(253,763)

Reinvested capital gains	260,163	58,650	44,225	2,005	177,920	425,788	529	6,286

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,515,735)	(327,786)	(1,260,159)	(293,064)	(2,497,042)	(3,787,242)	(727,025)	(238,894)

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	HIBF

Reinvested dividends	$4,809	5,387	3,653	7,925	16,044	2,407	3,407	1,781,742
Asset charges (note 3)	-	-	-	-	-	-	-	(38,756)

Net investment income (loss)	4,809	5,387	3,653	7,925	16,044	2,407	3,407	1,742,986

Proceeds from mutual fund shares sold	98,157	25,115	320,495	199,765	787,928	6,930	85,388	8,940,341
Cost of mutual fund shares sold	(105,102)	(36,970)	(347,213)	(237,787)	(851,140)	(8,488)	(87,140)	(10,464,224)

Realized gain (loss) on investments	(6,945)	(11,855)	(26,718)	(38,022)	(63,212)	(1,558)	(1,752)	(1,523,883)
Change in unrealized gain (loss) on investments	(22,948)	(126,362)	(15,304)	(84,562)	(340,993)	3,794	2,744	(6,224,368)

Net gain (loss) on investments	(29,893)	(138,217)	(42,022)	(122,584)	(404,205)	2,236	992	(7,748,251)

Reinvested capital gains	2,502	4,934	516	4,218	17,352	840	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(22,582)	(127,896)	(37,853)	(110,441)	(370,809)	5,483	4,399	(6,005,265)

Investment Activity:	HIBF3	GEM	GEM3	GVGU1	GIG	GIG3	NVIE6	GEF

Reinvested dividends	$681,184	437,397	199,623	136,936	129,015	1,697	566	39,968
Asset charges (note 3)	-	(80,061)	-	(2,413)	(3,606)	-	-	(1,618)

Net investment income (loss)	681,184	357,336	199,623	134,523	125,409	1,697	566	38,350

Proceeds from mutual fund shares sold	12,583,196	14,571,327	5,543,474	2,411,837	3,948,957	131,711	8,699	1,771,927
Cost of mutual fund shares sold	(13,755,302)	(14,822,992)	(4,672,107)	(2,883,507)	(3,597,602)	(157,634)	(12,003)	(1,361,781)

Realized gain (loss) on investments	(1,172,106)	(251,665)	871,367	(471,670)	351,355	(25,923)	(3,304)	410,146
Change in unrealized gain (loss) on investments	(1,576,546)	(36,615,968)	(17,624,735)	(1,543,783)	(6,955,844)	(75,860)	(30,880)	(4,484,104)

Net gain (loss) on investments	(2,748,652)	(36,867,633)	(16,753,368)	(2,015,453)	(6,604,489)	(101,783)	(34,184)	(4,073,958)

Reinvested capital gains	-	8,032,732	3,501,526	56,626	1,330,793	24,894	7,996	1,004,518

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,067,468)	(28,477,565)	(13,052,219)	(1,824,304)	(5,148,287)	(75,192)	(25,622)	(3,031,090)

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GVGF1	GBF	CAF	GVGH1	GVGHS	GVIX2	GVIX6	GVIDA

Reinvested dividends	$60,465	5,066,706	43,924	7,343	7,181	23,164	13,096	621,298
Asset charges (note 3)	(2,670)	(175,359)	(2,913)	(2,702)	-	(4,236)	-	(21,679)

Net investment income (loss)	57,795	4,891,347	41,011	4,641	7,181	18,928	13,096	599,619

Proceeds from mutual fund shares sold	2,590,532	28,485,627	1,425,803	2,485,133	1,278,938	1,815,752	153,616	5,508,095
Cost of mutual fund shares sold	(4,062,230)	(28,876,510)	(1,298,868)	(2,515,600)	(1,412,493)	(2,019,748)	(187,903)	(6,205,966)

Realized gain (loss) on investments	(1,471,698)	(390,883)	126,935	(30,467)	(133,555)	(203,996)	(34,287)	(697,871)
Change in unrealized gain (loss) on investments	(463,964)	4,017,269	(7,585,727)	(1,118,755)	(952,956)	(339,766)	(362,215)	(18,129,999)

Net gain (loss) on investments	(1,935,662)	3,626,386	(7,458,792)	(1,149,222)	(1,086,511)	(543,762)	(396,502)	(18,827,870)

Reinvested capital gains	-	-	-	230,802	250,351	1,405	1,033	5,187,862

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,877,867)	8,517,733	(7,417,781)	(913,779)	(828,979)	(523,429)	(382,373)	(13,040,389)

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	BF	NVLCP1	SGRF	MCIF

Reinvested dividends	$693,394	1,890,203	1,918,405	848,012	391,166	1,613	-	770,003
Asset charges (note 3)	(25,099)	(36,809)	(18,868)	(55,474)	(8,114)	-	(2,953)	(75,755)

Net investment income (loss)	668,295	1,853,394	1,899,537	792,538	383,052	1,613	(2,953)	694,248

Proceeds from mutual fund shares sold	3,931,283	10,746,587	6,938,024	22,388,424	3,881,577	9,872	4,068,791	25,469,346
Cost of mutual fund shares sold	(4,110,671)	(10,648,060)	(7,543,344)	(23,531,877)	(3,943,475)	(10,106)	(3,655,350)	(25,325,548)

Realized gain (loss) on investments	(179,388)	98,527	(605,320)	(1,143,453)	(61,898)	(234)	413,441	143,798
Change in unrealized gain (loss) on investments	(2,270,607)	(24,869,374)	(37,181,566)	(4,816,383)	(6,090,269)	4,089	(7,610,626)	(29,419,372)

Net gain (loss) on investments	(2,449,995)	(24,770,847)	(37,786,886)	(5,959,836)	(6,152,167)	3,855	(7,197,185)	(29,275,574)

Reinvested capital gains	451,853	5,784,847	8,097,876	959,038	1,615,670	-	-	3,794,309

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,329,847)	(17,132,606)	(27,789,473)	(4,208,260)	(4,153,445)	5,468	(7,200,138)	(24,787,017)

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	SAM	SAM5	NVMIG3	GVDIVI	GVDIV3	NVMLG1	NVMLV1	NVMMG1

Reinvested dividends	$2,598,471	7,615,469	7	28,833	128,039	51	1,065	-
Asset charges (note 3)	(23,868)	(795,715)	-	-	-	-	-	(58)

Net investment income (loss)	2,574,603	6,819,754	7	28,833	128,039	51	1,065	(58)

Proceeds from mutual fund shares sold	62,912,956	165,973,848	17,999	298,737	1,396,339	43,910	27,534	803,992
Cost of mutual fund shares sold	(62,912,956)	(165,973,848)	(21,453)	(375,287)	(1,553,990)	(46,438)	(30,188)	(836,116)

Realized gain (loss) on investments	-	-	(3,454)	(76,550)	(157,651)	(2,528)	(2,654)	(32,124)
Change in unrealized gain (loss) on investments	-	-	(2,935)	(1,132,458)	(5,223,038)	(7,223)	(9,985)	(1,417)

Net gain (loss) on investments	-	-	(6,389)	(1,209,008)	(5,380,689)	(9,751)	(12,639)	(33,541)

Reinvested capital gains	-	-	-	240,731	1,087,474	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,574,603	6,819,754	(6,382)	(939,444)	(4,165,176)	(9,700)	(11,574)	(33,599)

Investment Activity:	NVMMV1	NVMMV2	SCGF	SCVF	SCF	TRF	GVUS1	NVNMO1

Reinvested dividends	$11	49	-	521,776	656,000	5,123,727	13,588	-
Asset charges (note 3)	-	-	(13,425)	(33,271)	(101,823)	(320,134)	(756)	-

Net investment income (loss)	11	49	(13,425)	488,505	554,177	4,803,593	12,832	-

Proceeds from mutual fund shares sold	-	7,506	8,012,779	18,012,635	17,364,869	6,801,082	786,745	8,827
Cost of mutual fund shares sold	-	(8,362)	(9,152,986)	(24,637,495)	(22,791,825)	(5,444,189)	(1,035,845)	(16,565)

Realized gain (loss) on investments	-	(856)	(1,140,207)	(6,624,860)	(5,426,956)	1,356,893	(249,100)	(7,738)
Change in unrealized gain (loss) on investments	81	(160)	(9,003,247)	(10,935,610)	(45,734,209)	(245,372,431)	(895,663)	(168)

Net gain (loss) on investments	81	(1,016)	(10,143,454)	(17,560,470)	(51,161,165)	(244,015,538)	(1,144,763)	(7,906)

Reinvested capital gains	-	-	-	-	15,926,545	59,388,629	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$92	(967)	(10,156,879)	(17,071,965)	(34,680,443)	(179,823,316)	(1,131,931)	(7,906)

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	NVNSR1	NVSTB2	GGTC	GGTC3	GVUG1	EIF	MSBF	NVRE1

Reinvested dividends	$108	10,320	-	-	-	231,545	1,073,514	2,895
Asset charges (note 3)	-	-	(8,064)	-	(4,341)	(1,690)	(16,925)	-

Net investment income (loss)	108	10,320	(8,064)	-	(4,341)	229,855	1,056,589	2,895

Proceeds from mutual fund shares sold	545	350,690	2,463,480	1,821,062	2,751,698	2,437,631	14,402,289	46,686
Cost of mutual fund shares sold	(757)	(349,584)	(2,605,054)	(2,070,267)	(3,070,492)	(2,627,023)	(15,857,328)	(54,179)

Realized gain (loss) on investments	(212)	1,106	(141,574)	(249,205)	(318,794)	(189,392)	(1,455,039)	(7,493)
Change in unrealized gain (loss) on investments	(12,894)	(996)	(3,735,503)	(1,724,987)	(3,986,197)	(5,113,403)	(3,180,202)	(38,458)

Net gain (loss) on investments	(13,106)	110	(3,877,077)	(1,974,192)	(4,304,991)	(5,302,795)	(4,635,241)	(45,951)

Reinvested capital gains	-	-	730,340	343,893	1,191,538	166,922	358,044	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,998)	10,430	(3,154,801)	(1,630,299)	(3,117,794)	(4,906,018)	(3,220,608)	(43,056)

Investment Activity:	AMGP	AMINS	AMCG	AMTP	AMRI	AMRS	AMFAS	AMSRS

Reinvested dividends	$56,434	-	-	76,567	41,011	9,627	-	78,334
Asset charges (note 3)	(4,111)	-	(20,752)	(3,212)	(3,888)	-	(1,252)	-

Net investment income (loss)	52,323	-	(20,752)	73,355	37,123	9,627	(1,252)	78,334

Proceeds from mutual fund shares sold	2,362,138	847,786	5,381,832	4,938,376	1,244,035	346,791	565,510	990,130
Cost of mutual fund shares sold	(1,755,033)	(979,578)	(2,948,540)	(5,359,731)	(1,749,287)	(368,140)	(655,849)	(891,227)

Realized gain (loss) on investments	607,105	(131,792)	2,433,292	(421,355)	(505,252)	(21,349)	(90,339)	98,903
Change in unrealized gain (loss) on investments	(5,426,146)	(1,655,919)	(23,546,784)	(11,677,741)	(828,907)	(533,333)	(721,945)	(2,095,483)

Net gain (loss) on investments	(4,819,041)	(1,787,711)	(21,113,492)	(12,099,096)	(1,334,159)	(554,682)	(812,284)	(1,996,580)

Reinvested capital gains	386,741	(47)	-	2,415,975	7,577	2,094	57,762	267,832

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,379,977)	(1,787,758)	(21,134,244)	(9,609,766)	(1,289,459)	(542,961)	(755,774)	(1,650,414)

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	OVGR	OVGS3	OVGS	OVHI3	OVHI	OVSC	OVGI	OVAG

Reinvested dividends	$150,815	261,264	960,485	58,804	149,441	23,275	515,060	-
Asset charges (note 3)	(142,502)	-	(114,927)	-	-	-	(10,427)	(23,328)

Net investment income (loss)	8,313	261,264	845,558	58,804	149,441	23,275	504,633	(23,328)

Proceeds from mutual fund shares sold	23,244,831	3,088,177	19,065,143	923,712	584,089	843,513	6,872,040	8,359,352
Cost of mutual fund shares sold	(18,676,358)	(3,377,472)	(20,030,296)	(1,082,969)	(750,280)	(940,763)	(5,733,890)	(6,631,499)

Realized gain (loss) on investments	4,568,473	(289,295)	(965,153)	(159,257)	(166,191)	(97,250)	1,138,150	1,727,853
Change in unrealized gain (loss) on investments	(62,205,433)	(9,114,516)	(34,242,609)	(1,000,576)	(1,660,237)	(2,212,248)	(19,355,708)	(21,121,810)

Net gain (loss) on investments	(57,636,960)	(9,403,811)	(35,207,762)	(1,159,833)	(1,826,428)	(2,309,498)	(18,217,558)	(19,393,957)

Reinvested capital gains	-	1,150,196	4,220,261	-	-	258,437	2,237,977	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(57,628,647)	(7,992,351)	(30,141,943)	(1,101,029)	(1,676,987)	(2,027,786)	(15,474,948)	(19,417,285)

Investment Activity:	OVSB	PMVAAA	PMVLDA	PMVRRA	PMVTRA	PIVEMI	PIHYB1	PVGIB

Reinvested dividends	$38,483	78,920	1,831,667	2,236,199	7,625,148	287	1,229,301	16,107
Asset charges (note 3)	(1,935)	(4,278)	(103,356)	(176,882)	(406,887)	(139)	(31,360)	-

Net investment income (loss)	36,548	74,642	1,728,311	2,059,317	7,218,261	148	1,197,941	16,107

Proceeds from mutual fund shares sold	669,672	2,092,201	24,210,437	26,113,918	51,800,891	54,769	5,037,115	272,113
Cost of mutual fund shares sold	(791,626)	(2,655,303)	(24,629,634)	(28,137,307)	(51,445,899)	(111,263)	(6,001,042)	(380,387)

Realized gain (loss) on investments	(121,954)	(563,102)	(419,197)	(2,023,389)	354,992	(56,494)	(963,927)	(108,274)
Change in unrealized gain (loss) on investments	(132,574)	11,957	(2,328,192)	(5,605,641)	(3,481,322)	(17,307)	(6,240,402)	(415,966)

Net gain (loss) on investments	(254,528)	(551,145)	(2,747,389)	(7,629,030)	(3,126,330)	(73,801)	(7,204,329)	(524,240)

Reinvested capital gains	8,893	1,935	711,450	93,651	3,186,763	11,846	144,329	138,494

Net increase (decrease) in contract owners’ equity resulting from operations	$(209,087)	(474,568)	(307,628)	(5,476,062)	7,278,694	(61,807)	(5,862,059)	(369,639)

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	PVTIGB	PVOEGB	PVTSCB	PVTVB	ROCMC	ROCSC	TRBCG2	TREI2

Reinvested dividends	$47,275	-	-	-	1,049,742	716	3,503	1,722,330
Asset charges (note 3)	-	(101)	-	-	(102,016)	(280)	(457)	(182,864)

Net investment income (loss)	47,275	(101)	-	-	947,726	436	3,046	1,539,466

Proceeds from mutual fund shares sold	1,172,175	62,553	28	60,561	20,739,625	154,112	780,476	31,839,298
Cost of mutual fund shares sold	(1,449,780)	(80,519)	(33)	(62,519)	(25,677,152)	(182,026)	(839,978)	(38,011,870)

Realized gain (loss) on investments	(277,605)	(17,966)	(5)	(1,958)	(4,937,527)	(27,914)	(59,502)	(6,172,572)
Change in unrealized gain (loss) on investments	(1,264,839)	(7,288)	(185)	(127,926)	(22,022,108)	(27,164)	(1,474,808)	(31,210,378)

Net gain (loss) on investments	(1,542,444)	(25,254)	(190)	(129,884)	(26,959,635)	(55,078)	(1,534,310)	(37,382,950)

Reinvested capital gains	363,224	-	-	-	4,399,048	9,209	-	2,480,253

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,131,945)	(25,355)	(190)	(129,884)	(21,612,861)	(45,433)	(1,531,264)	(33,363,231)

Investment Activity:	TRHS2	TRLT2	TRMCG2	TRNAG1	TRPSB1	DSRG	MSVEG	VWEM

Reinvested dividends	$-	59,606	-	-	12,111	93,309	3	-

Asset charges (note 3)	(2,656)	-	(51,496)	(35,943)	(721)	(1,777)	(184)	(14,781)

Net investment income (loss)	(2,656)	59,606	(51,496)	(35,943)	11,390	91,532	(181)	(14,781)
Proceeds from mutual fund shares sold	523,375	411,147	9,843,314	11,076,399	736,824	1,554,436	25,502	8,406,612
Cost of mutual fund shares sold	(668,211)	(408,449)	(12,322,541)	(12,452,617)	(803,024)	(1,592,279)	(38,861)	(12,933,133)

Realized gain (loss) on investments	(144,836)	2,698	(2,479,227)	(1,376,218)	(66,200)	(37,843)	(13,359)	(4,526,521)
Change in unrealized gain (loss) on investments	(376,879)	(49,239)	(9,104,416)	(3,452,913)	(106,121)	(4,914,476)	(108,805)	(23,938,240)

Net gain (loss) on investments	(521,715)	(46,541)	(11,583,643)	(4,829,131)	(172,321)	(4,952,319)	(122,164)	(28,464,761)

Reinvested capital gains	15,673	-	1,211,901	491,458	2,733	-	-	10,596,053

Net increase (decrease) in contract owners’ equity resulting from operations	$(508,698)	13,065	(10,423,238)	(4,373,616)	(158,198)	(4,860,787)	(122,345)	(17,883,489)

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	VWHA	MSVFI	MSEM	VKVGR2	MSVMG	MSVRE	VVB	VVDV

Reinvested dividends	$89,221	154,326	834,643	17,295	72,673	1,998,389	-	-
Asset charges (note 3)	(35,003)	-	(14,749)	(1,091)	(16,053)	(66,442)	(1,229)	(1,565)

Net investment income (loss)	54,218	154,326	819,894	16,204	56,620	1,931,947	(1,229)	(1,565)

Proceeds from mutual fund shares sold	18,699,377	1,160,138	5,223,033	1,274,603	2,514,261	23,264,504	320,787	238,552
Cost of mutual fund shares sold	(19,321,613)	(1,267,808)	(6,065,028)	(1,520,005)	(3,496,056)	(32,063,956)	(430,161)	(327,651)

Realized gain (loss) on investments	(622,236)	(107,670)	(841,995)	(245,402)	(981,795)	(8,799,452)	(109,374)	(89,099)
Change in unrealized gain (loss) on investments	(21,816,757)	(413,202)	(2,401,089)	(97,237)	(7,029,521)	(37,903,882)	(135,377)	(387,618)

Net gain (loss) on investments	(22,438,993)	(520,872)	(3,243,084)	(342,639)	(8,011,316)	(46,703,334)	(244,751)	(476,717)

Reinvested capital gains	4,885,678	-	481,742	40,355	2,360,835	21,917,133	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(17,499,097)	(366,546)	(1,941,448)	(286,080)	(5,593,861)	(22,854,254)	(245,980)	(478,282)

Investment Activity:	VVI	VVMCI	VVSTC	SVDF	SVOF	WFVSCG

Reinvested dividends	$-	-	-	-	403,938	-
Asset charges (note 3)	(3,937)	(3,403)	(2,912)	(266)	(15,916)	(1,482)

Net investment income (loss)	(3,937)	(3,403)	(2,912)	(266)	388,022	(1,482)

Proceeds from mutual fund shares sold	825,547	689,283	937,864	299,128	5,333,523	289,675
Cost of mutual fund shares sold	(1,358,259)	(1,049,903)	(989,942)	(329,441)	(6,288,524)	(526,049)

Realized gain (loss) on investments	(532,712)	(360,620)	(52,078)	(30,313)	(955,001)	(236,374)
Change in unrealized gain (loss) on investments	(1,233,518)	(898,879)	(73,797)	(195,789)	(13,787,129)	(329,646)

Net gain (loss) on investments	(1,766,230)	(1,259,499)	(125,875)	(226,102)	(14,742,130)	(566,020)

Reinvested capital gains	-	-	-	-	4,767,838	195,059

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,770,167)	(1,262,902)	(128,787)	(226,368)	(9,586,270)	(372,443)

See accompanying notes to financial statements.

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		AVBVI		AVCA		AVCDI

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$79,188,839	85,461,783	47,343	43,908	-	-	(19,941)	(26,701)
Realized gain (loss) on investments	(64,441,051)	207,586,387	(307,233)	348,417	(24,952)	74,023	(938,058)	1,048,026
Change in unrealized gain (loss) on investments	(1,787,300,699)	(135,244,323)	(4,575,481)	(710,460)	(635,043)	106,701	(6,874,273)	(966,703)
Reinvested capital gains	265,246,757	219,084,030	1,102,495	470,561	-	-	1,332,482	1,262,845

Net increase (decrease) in contract owners’ equity resulting from operations	(1,507,306,154)	376,887,877	(3,732,876)	152,426	(659,995)	180,724	(6,499,790)	1,317,467

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	354,312,622	417,190,529	678,683	1,197,541	193,096	250,700	754,828	1,151,457
Transfers between funds	-	-	(904,300)	(748,208)	(389,819)	(121,938)	(2,885,546)	1,923,219
Surrenders (note 6)	(249,501,663)	(256,215,304)	(213,281)	(641,252)	(55,110)	(18,388)	(228,022)	(719,451)
Death benefits (note 4)	(9,350,811)	(11,792,491)	(1,384)	(26,674)	-	(154)	(11,234)	(31,305)
Net policy repayments (loans) (note 5)	(32,613,869)	(29,372,844)	(12,791)	(34,194)	(5,773)	(14,072)	(27,582)	(31,954)
Deductions for surrender charges (note 2d)	(5,918,247)	(6,501,412)	(31,670)	(29,400)	(11,388)	(6,471)	(13,506)	(15,744)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(126,435,392)	(128,028,675)	(285,368)	(356,962)	(78,422)	(87,879)	(310,462)	(437,771)
Asset charges (note 3):
FPVUL & VEL contracts	(5,877,081)	(6,839,415)	(17,045)	(22,990)	(4,498)	(5,437)	(11,480)	(15,294)
MSP contracts	(304,548)	(318,936)	(345)	(395)	(182)	(195)	(323)	(359)
SL contracts or LSFP contracts	(1,120,126)	(1,297,927)	(2,028)	(2,809)	(1,818)	(2,236)	(1,096)	(1,105)
Adjustments to maintain reserves	(110,891)	(24,315)	531	34	(199)	6	(2,240)	916

Net equity transactions	(76,920,006)	(23,200,790)	(788,998)	(665,309)	(354,113)	(6,064)	(2,736,663)	1,822,608

Net change in contract owners’ equity	(1,584,226,160)	353,687,087	(4,521,874)	(512,883)	(1,014,108)	174,660	(9,236,453)	3,140,075
Contract owners’ equity beginning of period	4,818,129,455	4,464,442,368	8,061,764	8,574,647	1,735,690	1,561,030	15,790,110	12,650,035

Contract owners’ equity end of period	$3,233,903,295	4,818,129,455	3,539,890	8,061,764	721,582	1,735,690	6,553,657	15,790,110

CHANGES IN UNITS:
Beginning units	307,056,666	307,762,808	455,382	491,676	101,352	102,104	733,388	650,168
Units purchased	69,158,972	70,093,417	61,865	94,233	16,781	17,135	116,206	183,074
Units redeemed	(69,176,952)	(70,799,559)	(102,881)	(130,527)	(44,864)	(17,887)	(274,173)	(99,854)

Ending units	307,038,686	307,056,666	414,366	455,382	73,269	101,352	575,421	733,388

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AVIE		ALVGIA		ALVIVA		ALVSVA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$88,527	61,812	272,842	251,947	281,424	211,324	32,086	45,628
Realized gain (loss) on investments	818,863	1,596,611	(941,878)	591,281	(6,091,926)	677,301	(233,100)	202,495
Change in unrealized gain (loss) on investments	(16,773,325)	1,281,739	(9,189,587)	(848,511)	(21,079,201)	(1,000,621)	(2,153,893)	(661,993)
Reinvested capital gains	411,886	-	2,544,323	1,017,690	2,037,831	932,439	495,807	346,724

Net increase (decrease) in contract owners’ equity resulting from operations	(15,454,049)	2,940,162	(7,314,300)	1,012,407	(24,851,872)	820,443	(1,859,100)	(67,146)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,504,764	2,910,438	993,170	1,244,527	2,954,187	572,520	660,079	352,912
Transfers between funds	2,442,403	11,396,412	(980,081)	863,443	16,470,977	19,294,463	414,837	2,409,121
Surrenders (note 6)	(1,640,799)	(335,911)	(3,492,018)	(1,212,807)	(415,232)	(7,839)	(378,852)	(217,939)
Death benefits (note 4)	(15,227)	(21,095)	(42,645)	(14,872)	(23,915)	(56,986)	(2,356)	(5,672)
Net policy repayments (loans) (note 5)	(674,107)	(242,049)	(190,144)	(118,508)	(16,455)	(35,361)	14,542	(7,831)
Deductions for surrender charges (note 2d)	-	-	(10,141)	(9,122)	-	-	(10,346)	(15,937)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(527,462)	(427,246)	(273,538)	(358,485)	(546,479)	(308,813)	(166,604)	(161,134)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(11,522)	(14,823)	-	-	(11,978)	(15,421)
MSP contracts	-	-	(85)	(121)	-	-	(273)	(331)
SL contracts or LSFP contracts	-	-	(1,611)	(1,930)	-	-	(1,991)	(2,042)
Adjustments to maintain reserves	(3,999)	886	(954)	596	(1,802)	1,897	(402)	(11)

Net equity transactions	2,085,573	13,281,435	(4,009,569)	377,898	18,421,281	19,459,881	516,656	2,335,715

Net change in contract owners’ equity	(13,368,476)	16,221,597	(11,323,869)	1,390,305	(6,430,591)	20,280,324	(1,342,444)	2,268,569
Contract owners’ equity beginning of period	35,890,353	19,668,756	21,350,544	19,960,239	32,562,696	12,282,372	5,653,964	3,385,395

Contract owners’ equity end of period	$22,521,877	35,890,353	10,026,675	21,350,544	26,132,105	32,562,696	4,311,520	5,653,964

CHANGES IN UNITS:
Beginning units	1,750,012	1,098,252	1,127,146	1,107,894	2,725,346	1,085,100	276,826	168,136
Units purchased	716,633	850,615	124,500	472,578	2,478,645	1,879,153	98,801	129,927
Units redeemed	(621,795)	(198,855)	(359,790)	(453,326)	(520,868)	(238,907)	(47,459)	(21,237)

Ending units	1,844,850	1,750,012	891,856	1,127,146	4,683,123	2,725,346	328,168	276,826

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVIG		ACVIP2		ACVI		ACVI3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$413,752	511,828	666,076	296,823	257,481	284,353	81,052	61,541
Realized gain (loss) on investments	322,741	2,565,198	35,056	(46,841)	2,469,282	5,761,892	77,204	148,430
Change in unrealized gain (loss) on investments	(11,498,018)	(3,011,606)	(1,411,755)	393,108	(25,813,579)	1,798,877	(6,681,859)	1,432,507
Reinvested capital gains	2,527,186	-	-	-	3,477,537	-	952,078	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,234,339)	65,420	(710,623)	643,090	(19,609,279)	7,845,122	(5,571,525)	1,642,478

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,416,534	1,912,420	1,932,422	586,693	618,884	1,129,512	1,731,418	2,004,931
Transfers between funds	(1,104,166)	(2,582,550)	10,918,151	70,579	(1,613,073)	(3,168,405)	(418,966)	1,486,520
Surrenders (note 6)	(1,530,492)	(1,531,841)	(438,886)	(286,864)	(2,316,247)	(4,446,804)	(700,271)	(454,710)
Death benefits (note 4)	(190,033)	(37,993)	(388)	(27,458)	(95,546)	(45,503)	(64,410)	(5,183)
Net policy repayments (loans) (note 5)	(43,973)	(177,542)	(202,460)	(59,228)	(255,864)	(344,380)	85,585	13,108
Deductions for surrender charges (note 2d)	(66,767)	(76,984)	(26,158)	(30,809)	(34,952)	(54,603)	(30,035)	(33,510)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(968,369)	(1,114,346)	(413,495)	(268,880)	(1,288,114)	(1,414,634)	(577,322)	(521,041)
Asset charges (note 3):
FPVUL & VEL contracts	(59,962)	(80,140)	(25,806)	(22,072)	(50,189)	(67,758)	(37,215)	(37,100)
MSP contracts	(2,178)	(3,709)	(966)	(538)	(2,236)	(2,679)	(455)	(267)
SL contracts or LSFP contracts	(11,070)	(14,574)	(23,222)	(4,114)	(9,635)	(12,923)	(5,044)	(4,937)
Adjustments to maintain reserves	(502)	161	338	(693)	1,053	399	(305)	73

Net equity transactions	(2,560,978)	(3,707,098)	11,719,530	(43,383)	(5,045,919)	(8,427,778)	(17,020)	(2,447,883)

Net change in contract owners’ equity	(10,795,317)	(3,641,678)	11,008,907	599,707	(24,655,198)	(582,656)	(5,588,545)	4,090,361
Contract owners’ equity beginning of period	25,727,927	29,369,605	6,857,769	6,258,062	48,720,936	49,303,592	12,099,920	8,009,559

Contract owners’ equity end of period	$14,932,610	25,727,927	17,866,676	6,857,769	24,065,738	48,720,936	6,511,375	12,099,920

CHANGES IN UNITS:
Beginning units	1,557,702	1,778,146	555,690	555,240	2,830,064	3,354,086	702,238	548,782
Units purchased	122,432	200,389	1,008,618	145,441	161,571	289,620	141,038	224,236
Units redeemed	(302,138)	(420,833)	(93,187)	(144,991)	(428,191)	(813,642)	(158,394)	(70,780)

Ending units	1,377,996	1,557,702	1,471,121	555,690	2,563,444	2,830,064	684,882	702,238

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVMV1		ACVU1		ACVV		ACVVS1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,720	17,552	(1,778)	(2,826)	1,345,712	1,146,462	(2,028)	(1,573)
Realized gain (loss) on investments	(214,958)	84,641	(190,995)	101,810	(4,697,399)	1,847,610	(435,741)	149,244
Change in unrealized gain (loss) on investments	(282,036)	(281,936)	(2,431,983)	772,249	(21,487,997)	(12,797,015)	(2,649,965)	352,778
Reinvested capital gains	-	36,360	624,097	-	7,372,247	6,248,743	198,639	-

Net increase (decrease) in contract owners’ equity resulting from operations	(495,274)	(143,383)	(2,000,659)	871,233	(17,467,437)	(3,554,200)	(2,889,095)	500,449

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	324,352	245,102	448,760	733,652	4,823,008	6,271,631	516,181	285,433
Transfers between funds	(6,246)	1,178,146	(1,306,825)	911,467	(3,231,628)	(1,015,182)	747,552	4,544,583
Surrenders (note 6)	(194,757)	(43,795)	(145,283)	(401,827)	(4,571,675)	(4,735,105)	(399,396)	(122,930)
Death benefits (note 4)	-	(1,833)	(7,417)	(97,580)	(147,725)	(157,391)	(745)	-
Net policy repayments (loans) (note 5)	(9,526)	(36,091)	(31,965)	17,070	(235,198)	(746,037)	(19,896)	(25,416)
Deductions for surrender charges (note 2d)	(6,118)	(2,369)	(10,461)	(23,662)	(151,004)	(126,136)	(6,505)	(1,382)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(109,028)	(106,743)	(194,006)	(205,932)	(2,224,770)	(2,586,369)	(168,664)	(55,422)
Asset charges (note 3):
FPVUL & VEL contracts	(6,661)	(8,168)	(9,889)	(11,192)	(140,594)	(186,534)	(10,567)	(4,984)
MSP contracts	(415)	(402)	(266)	(237)	(4,101)	(5,553)	(234)	(82)
SL contracts or LSFP contracts	(1,109)	(1,231)	(1,283)	(1,442)	(22,819)	(34,123)	(1,613)	(571)
Adjustments to maintain reserves	(271)	28	6,318	(9,407)	1,214	177	(251)	66

Net equity transactions	(9,779)	1,222,644	(1,252,317)	910,910	(5,905,292)	(3,320,623)	655,862	4,619,295

Net change in contract owners’ equity	(505,053)	1,079,261	(3,252,976)	1,782,143	(23,372,729)	(6,874,823)	(2,233,233)	5,119,744
Contract owners’ equity beginning of period	2,291,374	1,212,113	5,760,420	3,978,277	68,406,819	75,281,642	5,468,209	348,465

Contract owners’ equity end of period	$1,786,321	2,291,374	2,507,444	5,760,420	45,034,090	68,406,819	3,234,976	5,468,209

CHANGES IN UNITS:
Beginning units	172,200	88,992	435,218	363,362	3,401,962	3,537,736	313,570	27,968
Units purchased	47,130	98,031	45,560	150,554	463,575	545,786	156,951	293,455
Units redeemed	(41,742)	(14,823)	(157,513)	(78,698)	(799,961)	(681,560)	(108,826)	(7,853)

Ending units	177,588	172,200	323,265	435,218	3,065,576	3,401,962	361,695	313,570

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMVAA2		AMVBD2		AMVGS2		AMVGR2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$22,724	-	32,914	-	(549)	-	8,362	-
Realized gain (loss) on investments	(11,900)	-	(76,830)	-	(71,342)	-	(189,583)	-
Change in unrealized gain (loss) on investments	(242,674)	-	(29,824)	-	(217,818)	-	(468,570)	-
Reinvested capital gains	29,648	-	1,410	-	50,646	-	120,744	-

Net increase (decrease) in contract owners’ equity resulting from operations	(202,202)	-	(72,330)	-	(239,063)	-	(529,047)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	40,861	-	10,249	-	9,318	-	(742)	-
Transfers between funds	984,907	-	634,364	-	480,877	-	1,386,022	-
Surrenders (note 6)	(7,923)	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(20,574)	-	(5,739)	-	(2,542)	-	(8,558)	-
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(20)	-	(27)	-	(11)	-	(35)	-

Net equity transactions	997,251	-	638,847	-	487,642	-	1,376,687	-

Net change in contract owners’ equity	795,049	-	566,517	-	248,579	-	847,640	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$795,049	-	566,517	-	248,579	-	847,640	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	120,686	-	62,941	-	49,656	-	151,812	-
Units redeemed	(3,845)	-	(605)	-	(325)	-	(1,061)	-

Ending units	116,841	-	62,336	-	49,331	-	150,751	-

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MLVIX2		MLVLC2		CVSSE		WVCP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	(1,459)	6,543	25,787	(306)	(281)	8,140	(211)
Realized gain (loss) on investments	-	(46,062)	(1,007,485)	11,008	(22,036)	14,192	15,559	84,356
Change in unrealized gain (loss) on investments	-	180,030	11,025	(384,037)	(50,892)	(10,352)	(292,705)	(105,235)
Reinvested capital gains	-	-	26,100	515,034	1,159	6,543	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	132,509	(963,817)	167,792	(72,075)	10,102	(269,006)	(21,090)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	83,852	125,565	47,721	6,049	14,065	32,466	51,793
Transfers between funds	-	(1,595,988)	(1,831,055)	1,589,664	57,071	54,446	(51,855)	(92,106)
Surrenders (note 6)	-	(18,921)	(5,793)	(14,083)	(10,675)	(73,635)	(21,312)	(83,913)
Death benefits (note 4)	-	(10,826)	-	(5,537)	(19)	(81)	(1,092)	-
Net policy repayments (loans) (note 5)	-	-	(120,170)	-	-	-	(405)	(6,212)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(373)	(938)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(11,115)	(34,365)	(21,324)	(1,253)	(1,312)	(21,975)	(27,327)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	(1,809)	(2,735)
MSP contracts	-	-	-	-	-	-	(11)	(16)
SL contracts or LSFP contracts	-	-	-	-	-	-	(34)	(233)
Adjustments to maintain reserves	-	(44,731)	(163)	7	(47)	(3)	(115)	27

Net equity transactions	-	(1,597,729)	(1,865,981)	1,596,448	51,126	(6,520)	(66,515)	(161,660)

Net change in contract owners’ equity	-	(1,465,220)	(2,829,798)	1,764,240	(20,949)	3,582	(335,521)	(182,750)
Contract owners’ equity beginning of period	-	1,465,220	3,736,270	1,972,030	134,636	131,054	627,990	810,740

Contract owners’ equity end of period	$-	-	906,472	3,736,270	113,687	134,636	292,469	627,990

CHANGES IN UNITS:
Beginning units	-	100,516	261,702	149,024	7,972	8,540	44,824	56,062
Units purchased	-	8,535	27,156	126,531	3,624	4,618	3,054	3,480
Units redeemed	-	(109,051)	(184,910)	(13,853)	(1,093)	(5,186)	(8,759)	(14,718)

Ending units	-	-	103,948	261,702	10,503	7,972	39,119	44,824

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WIEP		WGIP		DAVVL		DVMCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$31,916	24,452	39,235	23,333	5,946	-	6,201	2,294
Realized gain (loss) on investments	103,019	99,635	(69,942)	118,314	(14,339)	-	(253,658)	(41,974)
Change in unrealized gain (loss) on investments	(1,064,586)	219,876	(661,518)	(439,671)	(173,146)	-	(322,041)	(74,440)
Reinvested capital gains	-	-	125,539	348,824	10,250	-	125,095	132,936

Net increase (decrease) in contract owners’ equity resulting from operations	(929,651)	343,963	(566,686)	50,800	(171,289)	-	(444,403)	18,816

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	93,414	81,341	89,615	128,063	78,937	-	45,518	111,885
Transfers between funds	(139,771)	100,028	(29,496)	(47,961)	559,615	-	(328,793)	403,087
Surrenders (note 6)	(94,130)	(123,744)	(72,339)	(135,042)	-	-	(10,341)	(282,055)
Death benefits (note 4)	(33,988)	(8,395)	(22,535)	(72,029)	-	-	(6,063)	(214)
Net policy repayments (loans) (note 5)	(6,551)	(9,044)	(30,028)	(21,503)	(9,443)	-	(9,720)	-
Deductions for surrender charges (note 2d)	(212)	(855)	(696)	(5,349)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(73,440)	(76,002)	(55,773)	(61,573)	(9,996)	-	(12,866)	(12,776)
Asset charges (note 3):
FPVUL & VEL contracts	(5,754)	(7,110)	(3,899)	(5,446)	-	-	-	-
MSP contracts	(542)	(655)	(131)	(245)	-	-	-	-
SL contracts or LSFP contracts	(1,646)	(2,077)	(1,343)	(1,931)	-	-	-	-
Adjustments to maintain reserves	(302)	59	(115)	(36)	20	-	(107)	(5)

Net equity transactions	(262,922)	(46,454)	(126,740)	(223,051)	619,133	-	(322,372)	219,922

Net change in contract owners’ equity	(1,192,573)	297,509	(693,426)	(172,251)	447,844	-	(766,775)	238,738
Contract owners’ equity beginning of period	2,326,924	2,029,415	1,661,505	1,833,756	-	-	1,337,267	1,098,529

Contract owners’ equity end of period	$1,134,351	2,326,924	968,079	1,661,505	447,844	-	570,492	1,337,267

CHANGES IN UNITS:
Beginning units	127,440	129,014	90,762	102,220	-	-	75,190	62,728
Units purchased	5,441	12,795	18,196	8,719	79,367	-	11,865	37,635
Units redeemed	(27,446)	(14,369)	(25,404)	(20,177)	(2,586)	-	(33,220)	(25,173)

Ending units	105,435	127,440	83,554	90,762	76,781	-	53,835	75,190

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DVSCS		DSIF		DCAP		DSC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$156,917	56,147	6,319,860	6,206,965	574,356	516,003	4,928	5,945
Realized gain (loss) on investments	(1,325,785)	1,430,465	15,818,799	25,261,854	1,543,140	2,000,102	(80,882)	(8,908)
Change in unrealized gain (loss) on investments	(10,876,821)	(2,636,043)	(163,666,840)	(11,213,766)	(13,273,742)	(36,012)	(205,053)	(186,955)
Reinvested capital gains	3,338,301	1,029,058	-	-	2,238,570	-	29,526	103,932

Net increase (decrease) in contract owners’ equity resulting from operations	(8,707,388)	(120,373)	(141,528,181)	20,255,053	(8,917,676)	2,480,093	(251,481)	(85,986)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,708,490	2,283,100	19,761,732	24,508,912	2,992,016	3,353,471	117,657	87,987
Transfers between funds	3,465,034	1,678,848	12,743,215	1,308,614	(6,507,327)	(1,547,247)	50,080	(97,980)
Surrenders (note 6)	(813,933)	(2,061,319)	(22,570,115)	(29,844,299)	(1,322,133)	(2,082,693)	(65,557)	(22,898)
Death benefits (note 4)	(18,274)	(4,170)	(676,774)	(769,297)	(129,710)	(79,654)	-	-
Net policy repayments (loans) (note 5)	(48,295)	(174,364)	(1,079,838)	(3,201,321)	(31,928)	(140,908)	57,724	(12,090)
Deductions for surrender charges (note 2d)	(48,324)	(38,645)	(450,561)	(501,356)	(52,971)	(80,259)	(5,085)	(2,621)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(635,055)	(655,341)	(10,510,403)	(11,291,321)	(1,092,938)	(1,198,375)	(29,350)	(36,440)
Asset charges (note 3):
FPVUL & VEL contracts	(27,993)	(34,319)	(441,190)	(547,091)	(62,716)	(76,825)	(2,165)	(2,983)
MSP contracts	(428)	(509)	(15,136)	(19,329)	(1,343)	(1,628)	-	-
SL contracts or LSFP contracts	(6,019)	(12,395)	(131,293)	(191,574)	(10,042)	(11,144)	(225)	(287)
Adjustments to maintain reserves	11,814	(76)	910	6,952	(978)	(14)	(185)	21

Net equity transactions	3,587,017	980,809	(3,369,453)	(20,541,110)	(6,220,070)	(1,865,277)	122,894	(87,291)

Net change in contract owners’ equity	(5,120,371)	860,436	(144,897,634)	(286,057)	(15,137,746)	614,816	(128,587)	(173,277)
Contract owners’ equity beginning of period	25,289,490	24,429,054	385,793,636	386,079,693	35,470,838	34,856,022	657,205	830,482

Contract owners’ equity end of period	$20,169,119	25,289,490	240,896,002	385,793,636	20,333,092	35,470,838	528,618	657,205

CHANGES IN UNITS:
Beginning units	1,623,344	1,557,038	27,146,494	28,048,062	2,352,372	2,409,358	46,856	52,662
Units purchased	487,411	602,368	5,271,091	4,719,678	282,871	607,099	18,551	5,842
Units redeemed	(233,100)	(536,062)	(4,936,614)	(5,621,246)	(787,860)	(664,085)	(5,017)	(11,648)

Ending units	1,877,655	1,623,344	27,480,971	27,146,494	1,847,383	2,352,372	60,390	46,856

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DVIV		SVSHEB		SVSSVB		FALF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$609,939	507,706	14,686	4,245	20,636	-	4,437	4,935
Realized gain (loss) on investments	(4,701,583)	2,076,858	(225,420)	3,825	(1,158,549)	-	(26,490)	5,747
Change in unrealized gain (loss) on investments	(13,304,437)	(5,890,842)	(340,683)	(35,281)	(1,691,972)	-	(140,537)	(77,319)
Reinvested capital gains	5,147,830	4,852,609	119,020	4,673	843,807	-	68,651	36,771

Net increase (decrease) in contract owners’ equity resulting from operations	(12,248,251)	1,546,331	(432,397)	(22,538)	(1,986,078)	-	(93,939)	(29,866)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,726,807	3,426,310	38,562	49,254	2,522	-	23,058	28,866
Transfers between funds	(4,503,936)	(7,669,883)	222,436	559,320	6,624,162	-	(11,035)	(55,029)
Surrenders (note 6)	(330,732)	(1,507,377)	(105)	-	(235,438)	-	(11,851)	(2,842)
Death benefits (note 4)	(26,287)	(99,136)	-	(1,116)	-	-	-	-
Net policy repayments (loans) (note 5)	(309,795)	(2,323)	-	-	-	-	4,050	(1,178)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(737)	(792)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(326,358)	(419,219)	(15,906)	(11,816)	(167,687)	-	(11,184)	(14,388)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	(958)	(1,294)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	(173)	(218)
Adjustments to maintain reserves	(1,657)	114	(163)	16	(90)	-	(116)	4

Net equity transactions	(3,771,958)	(6,271,514)	244,824	595,658	6,223,469	-	(8,946)	(46,871)

Net change in contract owners’ equity	(16,020,209)	(4,725,183)	(187,573)	573,120	4,237,391	-	(102,885)	(76,737)
Contract owners’ equity beginning of period	35,936,944	40,662,127	744,005	170,885	-	-	285,577	362,314

Contract owners’ equity end of period	$19,916,735	35,936,944	556,432	744,005	4,237,391	-	182,692	285,577

CHANGES IN UNITS:
Beginning units	1,649,104	1,939,658	67,742	15,180	-	-	18,632	21,354
Units purchased	186,855	269,097	28,497	53,687	753,052	-	1,861	1,768
Units redeemed	(375,036)	(559,651)	(1,882)	(1,125)	(80,292)	-	(2,490)	(4,490)

Ending units	1,460,923	1,649,104	94,357	67,742	672,760	-	18,003	18,632

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FVCA2P		FVMOS		FQB		FEIS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,756	3,604	6,586	483	2,039,576	2,953,403	1,965,146	1,815,435
Realized gain (loss) on investments	2,000	33,440	(84,026)	(129)	(595,132)	(1,214,559)	(1,339,636)	6,804,728
Change in unrealized gain (loss) on investments	(185,047)	9,103	(16,844)	(1,040)	(3,824,604)	608,709	(45,577,309)	(15,905,975)
Reinvested capital gains	10,715	-	-	-	-	-	90,581	9,084,163

Net increase (decrease) in contract owners’ equity resulting from operations	(170,576)	46,147	(94,284)	(686)	(2,380,160)	2,347,553	(44,861,218)	1,798,351

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	58,118	60,780	61,741	4,266	2,289,439	3,486,840	6,381,226	9,436,395
Transfers between funds	95,605	29,775	881,580	3,199	(7,238,739)	(3,943,312)	(4,012,784)	(4,324,122)
Surrenders (note 6)	(23,553)	(13,727)	(71,987)	-	(4,274,629)	(8,246,164)	(4,511,875)	(7,905,307)
Death benefits (note 4)	-	(13,721)	-	-	(214,209)	(41,641)	(231,324)	(304,543)
Net policy repayments (loans) (note 5)	(13,483)	(4,101)	(17,796)	-	(33,306)	(299,044)	116,709	(773,918)
Deductions for surrender charges (note 2d)	(487)	(2,438)	(1,339)	-	(65,824)	(110,230)	(145,202)	(146,063)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,910)	(14,174)	(24,923)	(1,614)	(1,380,424)	(1,647,824)	(3,408,744)	(3,867,630)
Asset charges (note 3):
FPVUL & VEL contracts	(1,528)	(1,541)	(2,111)	(168)	(75,175)	(77,644)	(190,746)	(251,651)
MSP contracts	(35)	-	(36)	-	(3,442)	(3,713)	(7,457)	(9,992)
SL contracts or LSFP contracts	(420)	(437)	(17)	-	(13,206)	(26,222)	(36,863)	(45,843)
Adjustments to maintain reserves	(111)	(3)	(201)	3	(1,454)	15	(2,214)	42

Net equity transactions	95,196	40,413	824,911	5,686	(11,010,969)	(10,908,939)	(6,049,274)	(8,192,633)

Net change in contract owners’ equity	(75,380)	86,560	730,627	5,000	(13,391,129)	(8,561,386)	(50,910,492)	(6,394,282)
Contract owners’ equity beginning of period	514,262	427,702	46,207	41,207	42,611,572	51,172,958	108,338,859	114,733,141

Contract owners’ equity end of period	$438,882	514,262	776,834	46,207	29,220,443	42,611,572	57,428,367	108,338,859

CHANGES IN UNITS:
Beginning units	30,528	27,898	4,512	3,964	2,769,010	3,505,854	6,259,548	6,732,512
Units purchased	10,291	5,907	80,667	723	180,046	355,799	725,390	1,067,632
Units redeemed	(3,934)	(3,277)	(8,663)	(175)	(899,857)	(1,092,643)	(1,187,056)	(1,540,596)

Ending units	36,885	30,528	76,516	4,512	2,049,199	2,769,010	5,797,882	6,259,548

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FF15S		FF25S		FGS		FHIS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$27,762	-	7,341	-	613,870	569,631	1,567,014	2,059,223
Realized gain (loss) on investments	(18,251)	-	(7,254)	-	5,181,843	5,603,662	(1,663,434)	(189,067)
Change in unrealized gain (loss) on investments	(274,869)	-	(104,475)	-	(59,635,200)	18,441,027	(5,012,716)	(1,231,809)
Reinvested capital gains	28,462	-	10,967	-	-	97,886	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(236,896)	-	(93,421)	-	(53,839,487)	24,712,206	(5,109,136)	638,347

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	51,117	-	6,501	-	7,046,371	8,468,007	1,027,626	923,789
Transfers between funds	1,074,503	-	330,456	-	(136,368)	121,521	(4,639,572)	2,505,872
Surrenders (note 6)	-	-	-	-	(5,407,244)	(8,666,206)	(1,029,366)	(1,812,283)
Death benefits (note 4)	-	-	-	-	(215,391)	(256,936)	(158,716)	(59,045)
Net policy repayments (loans) (note 5)	-	-	-	-	(987,857)	(925,611)	(191,243)	(168,450)
Deductions for surrender charges (note 2d)	-	-	-	-	(163,052)	(219,666)	(12,074)	(34,988)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,580)	-	(2,128)	-	(4,490,214)	(4,546,257)	(826,341)	(850,419)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	(224,291)	(265,028)	(29,429)	(41,429)
MSP contracts	-	-	-	-	(6,818)	(8,414)	(1,554)	(1,984)
SL contracts or LSFP contracts	-	-	-	-	(29,683)	(34,104)	(4,833)	(6,809)
Adjustments to maintain reserves	(27)	-	(20)	-	(1,061)	105	909	5

Net equity transactions	1,118,013	-	334,809	-	(4,615,608)	(6,332,589)	(5,864,593)	454,259

Net change in contract owners’ equity	881,117	-	241,388	-	(58,455,095)	18,379,617	(10,973,729)	1,092,606
Contract owners’ equity beginning of period	-	-	-	-	119,288,714	100,909,097	25,091,685	23,999,079

Contract owners’ equity end of period	$881,117	-	241,388	-	60,833,619	119,288,714	14,117,956	25,091,685

CHANGES IN UNITS:
Beginning units	-	-	-	-	7,780,228	8,389,342	2,023,784	2,029,708
Units purchased	123,230	-	36,206	-	1,467,717	1,052,833	71,249	437,840
Units redeemed	(4,478)	-	(490)	-	(1,547,544)	(1,661,947)	(557,022)	(443,764)

Ending units	118,752	-	35,716	-	7,700,401	7,780,228	1,538,011	2,023,784

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FHISR		FOS		FOSR		FCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$181,702	190,145	964,026	1,538,186	398,857	538,729	1,567,013	1,651,948
Realized gain (loss) on investments	(388,500)	(11,525)	1,897,452	3,463,896	(84,440)	738,640	(3,002,018)	10,847,502
Change in unrealized gain (loss) on investments	(443,840)	(188,751)	(30,619,099)	(432,859)	(10,589,282)	309,061	(106,447,811)	(35,362,204)
Reinvested capital gains	-	-	5,319,862	3,263,967	1,841,509	1,044,686	5,516,799	57,020,823

Net increase (decrease) in contract owners’ equity resulting from operations	(650,638)	(10,131)	(22,437,759)	7,833,190	(8,433,356)	2,631,116	(102,366,017)	34,158,069

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	633,647	506,305	1,220,793	1,393,703	2,343,181	2,730,506	13,173,081	15,364,595
Transfers between funds	(263,516)	1,866,571	(2,974,098)	3,832,575	(336,009)	859,448	8,374,973	12,122,488
Surrenders (note 6)	(217,629)	(91,357)	(1,837,054)	(3,929,899)	(734,218)	(1,032,737)	(10,812,520)	(10,820,047)
Death benefits (note 4)	(11,673)	(60)	(43,879)	(116,465)	(10,456)	(58,006)	(639,622)	(388,082)
Net policy repayments (loans) (note 5)	71,429	66,310	(201,285)	(209,007)	(9,704)	(71,019)	(546,140)	(2,377,897)
Deductions for surrender charges (note 2d)	(5,323)	(1,366)	(31,395)	(43,263)	(42,099)	(57,649)	(272,763)	(261,504)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(126,364)	(43,218)	(1,085,797)	(1,145,573)	(753,965)	(789,336)	(6,160,319)	(6,306,046)
Asset charges (note 3):
FPVUL & VEL contracts	(7,521)	(3,211)	(40,454)	(54,563)	(53,803)	(59,242)	(341,997)	(407,397)
MSP contracts	(63)	(39)	(1,046)	(1,869)	(710)	(749)	(11,685)	(12,811)
SL contracts or LSFP contracts	(1,520)	(717)	(11,790)	(18,308)	(9,676)	(9,858)	(60,093)	(71,024)
Adjustments to maintain reserves	(109)	177	(1,827)	851	(297)	46	(7,996)	2,206

Net equity transactions	71,358	2,299,395	(5,007,832)	(291,819)	392,244	1,511,404	2,694,919	6,844,480

Net change in contract owners’ equity	(579,280)	2,289,264	(27,445,591)	7,541,371	(8,041,112)	4,142,520	(99,671,098)	41,002,549
Contract owners’ equity beginning of period	2,289,264	-	54,879,554	47,338,183	18,679,648	14,537,128	237,684,427	196,681,878

Contract owners’ equity end of period	$1,709,984	2,289,264	27,433,963	54,879,554	10,638,536	18,679,648	138,013,329	237,684,427

CHANGES IN UNITS:
Beginning units	231,578	-	3,039,326	2,993,058	1,080,792	985,990	10,608,174	10,119,864
Units purchased	77,010	243,213	323,334	881,861	204,196	243,519	2,481,947	2,134,906
Units redeemed	(78,017)	(11,635)	(638,112)	(835,593)	(188,214)	(148,717)	(2,076,347)	(1,646,596)

Ending units	230,571	231,578	2,724,548	3,039,326	1,096,774	1,080,792	11,013,774	10,608,174

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FIP		FIGBS		FGIS		FGOS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$97,318	-	577,502	472,089	(24)	-	32,689	(2,839)
Realized gain (loss) on investments	(439,647)	-	(224,056)	(159,012)	(7,749)	-	628,913	1,376,636
Change in unrealized gain (loss) on investments	(1,415,432)	-	(878,509)	191,770	-	-	(8,114,515)	1,321,560
Reinvested capital gains	-	-	11,500	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,757,761)	-	(513,563)	504,847	(7,773)	-	(7,452,913)	2,695,357

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(11,553)	-	1,077,108	1,397,081	(1,085)	-	792,028	1,022,660
Transfers between funds	5,323,184	-	876,503	2,828,218	8,964	-	(290,519)	(881,067)
Surrenders (note 6)	-	-	(846,344)	(486,145)	-	-	(905,202)	(916,941)
Death benefits (note 4)	-	-	(13,793)	(11,839)	-	-	(16,992)	(44,567)
Net policy repayments (loans) (note 5)	-	-	(100,225)	(212,271)	-	-	149,683	(117,826)
Deductions for surrender charges (note 2d)	-	-	(42,234)	(26,502)	-	-	(26,134)	(40,849)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(37,441)	-	(556,665)	(424,645)	(108)	-	(578,450)	(645,559)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(36,049)	(29,342)	-	-	(34,630)	(45,857)
MSP contracts	-	-	(2,793)	(2,328)	-	-	(1,373)	(1,877)
SL contracts or LSFP contracts	-	-	(12,012)	(10,192)	-	-	(7,293)	(9,373)
Adjustments to maintain reserves	(132)	-	(387)	48	2	-	(129)	(40)

Net equity transactions	5,274,058	-	343,109	3,022,082	7,773	-	(919,011)	(1,681,296)

Net change in contract owners’ equity	3,516,297	-	(170,454)	3,526,929	-	-	(8,371,924)	1,014,061
Contract owners’ equity beginning of period	-	-	14,526,686	10,999,757	-	-	14,113,560	13,099,499

Contract owners’ equity end of period	$3,516,297	-	14,356,232	14,526,686	-	-	5,741,636	14,113,560

CHANGES IN UNITS:
Beginning units	-	-	1,230,686	970,196	-	-	1,026,154	1,160,140
Units purchased	555,792	-	249,793	472,236	12	-	105,532	165,625
Units redeemed	(4,481)	-	(222,625)	(211,746)	(12)	-	(203,006)	(299,611)

Ending units	551,311	-	1,257,854	1,230,686	-	-	928,680	1,026,154

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FMCS		FVSS		FNRS2		FF10S

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$107,251	243,277	29,057	78,528	-	12,190	44,281	37,076
Realized gain (loss) on investments	(2,320,974)	745,569	(2,031,968)	47,654	255,259	96,216	(53,432)	35,962
Change in unrealized gain (loss) on investments	(20,681,917)	1,091,975	(2,944,133)	(544,851)	(9,827,149)	3,011,353	(505,036)	(16,903)
Reinvested capital gains	5,673,851	3,082,876	1,635,580	911,629	470,633	563,500	66,308	35,183

Net increase (decrease) in contract owners’ equity resulting from operations	(17,221,789)	5,163,697	(3,311,464)	492,960	(9,101,257)	3,683,259	(447,879)	91,318

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,941,912	3,383,726	503,372	622,938	1,058,931	1,284,348	43,955	45,536
Transfers between funds	4,315,996	6,786,942	(2,915,680)	922,325	3,529,605	2,883,022	298,272	1,016,747
Surrenders (note 6)	(1,267,097)	(1,073,399)	(366,990)	(400,485)	(2,227,420)	(507,955)	(54,598)	(69,321)
Death benefits (note 4)	(16,839)	(228,522)	(3,790)	(3,257)	(9,548)	(114,902)	(33,852)	(143,179)
Net policy repayments (loans) (note 5)	(594,321)	(309,506)	(223,440)	(74,159)	1,031,690	(217,115)	(2,234)	20
Deductions for surrender charges (note 2d)	(76,297)	(65,796)	(21,043)	(25,264)	(46,203)	(16,741)	(996)	(810)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,371,833)	(1,314,125)	(211,568)	(322,891)	(616,991)	(404,623)	(62,548)	(38,423)
Asset charges (note 3):
FPVUL & VEL contracts	(80,400)	(90,744)	(14,825)	(25,512)	(43,503)	(32,035)	(5,557)	(3,412)
MSP contracts	(2,958)	(2,757)	(248)	(371)	(2,895)	(1,698)	(664)	(582)
SL contracts or LSFP contracts	(18,178)	(18,372)	(1,011)	(1,051)	(8,529)	(5,935)	(130)	(66)
Adjustments to maintain reserves	(1,358)	(10)	(275)	(31)	(456)	169	(84)	8

Net equity transactions	3,828,627	7,067,437	(3,255,498)	692,242	2,664,681	2,866,535	181,564	806,518

Net change in contract owners’ equity	(13,393,162)	12,231,134	(6,566,962)	1,185,202	(6,436,576)	6,549,794	(266,315)	897,836
Contract owners’ equity beginning of period	41,423,216	29,192,082	9,247,832	8,062,630	14,255,413	7,705,619	1,571,711	673,875

Contract owners’ equity end of period	$28,030,054	41,423,216	2,680,870	9,247,832	7,818,837	14,255,413	1,305,396	1,571,711

CHANGES IN UNITS:
Beginning units	1,538,812	1,250,190	544,410	500,988	621,068	488,940	121,944	56,804
Units purchased	429,420	428,117	79,391	92,710	222,629	193,864	24,022	85,446
Units redeemed	(242,504)	(139,495)	(299,905)	(49,288)	(96,610)	(61,736)	(10,774)	(20,306)

Ending units	1,725,728	1,538,812	323,896	544,410	747,087	621,068	135,192	121,944

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FF20S		FF30S		FTVDM3		TIF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$120,839	61,125	56,352	38,873	151,739	134,911	66,199	69,784
Realized gain (loss) on investments	(159,092)	51,780	(26,453)	33,257	(269,331)	437,427	(31,498)	334,410
Change in unrealized gain (loss) on investments	(1,785,136)	(8,653)	(1,220,170)	(2,052)	(4,596,789)	427,527	(1,488,551)	(64,148)
Reinvested capital gains	210,061	84,690	163,010	65,958	1,100,871	445,938	239,532	144,496

Net increase (decrease) in contract owners’ equity resulting from operations	(1,613,328)	188,942	(1,027,261)	136,036	(3,613,510)	1,445,803	(1,214,318)	484,542

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	778,261	456,951	381,816	380,310	417,586	436,065	-	(17)
Transfers between funds	2,166,797	1,313,283	873,657	904,966	(1,200,348)	1,457,224	(351,962)	(571,939)
Surrenders (note 6)	(443,408)	(10,812)	(59,154)	(41,147)	(243,005)	(364,302)	(79,037)	(205,918)
Death benefits (note 4)	-	(145,369)	-	(162)	-	-	-	(16,922)
Net policy repayments (loans) (note 5)	(7,371)	(5,729)	(33,677)	(17,613)	(29,337)	(92,473)	(41,203)	(35,558)
Deductions for surrender charges (note 2d)	(5,843)	(2,669)	(7,172)	(4,763)	(13,881)	(16,266)	(5,221)	(13,907)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(151,659)	(91,873)	(152,296)	(108,147)	(232,057)	(236,537)	(76,321)	(93,251)
Asset charges (note 3):
FPVUL & VEL contracts	(7,390)	(5,159)	(8,423)	(5,809)	(17,056)	(18,724)	(7,701)	(10,207)
MSP contracts	(3,799)	(2,732)	(1,456)	(1,555)	(854)	(1,062)	(462)	(574)
SL contracts or LSFP contracts	(3,981)	(2,253)	(751)	(607)	(4,523)	(4,564)	(1,821)	(2,232)
Adjustments to maintain reserves	(174)	33	1,699	60	(359)	49	(348)	59

Net equity transactions	2,321,433	1,503,671	994,243	1,105,534	(1,323,834)	1,159,410	(564,076)	(950,466)

Net change in contract owners’ equity	708,105	1,692,613	(33,018)	1,241,570	(4,937,344)	2,605,213	(1,778,394)	(465,924)
Contract owners’ equity beginning of period	3,047,817	1,355,204	1,943,254	701,684	7,696,212	5,090,999	3,235,725	3,701,649

Contract owners’ equity end of period	$3,755,922	3,047,817	1,910,236	1,943,254	2,758,868	7,696,212	1,457,331	3,235,725

CHANGES IN UNITS:
Beginning units	222,540	109,012	136,304	54,734	364,400	310,222	131,776	174,552
Units purchased	227,186	133,511	106,946	92,704	39,126	97,891	-	2
Units redeemed	(41,340)	(19,983)	(26,583)	(11,134)	(127,529)	(43,713)	(32,471)	(42,778)

Ending units	408,386	222,540	216,667	136,304	275,997	364,400	99,305	131,776

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TIF2		TIF3		FTVFA2		FTVGI2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$320,223	291,105	164,729	141,669	3,349	-	20,598	-
Realized gain (loss) on investments	26,260	1,756,067	(71,704)	272,831	(1,684)	-	(1)	-
Change in unrealized gain (loss) on investments	(9,427,721)	(279,035)	(3,947,571)	238,423	(42,263)	-	(4,244)	-
Reinvested capital gains	1,441,783	785,608	635,903	307,222	3,322	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,639,455)	2,553,745	(3,218,643)	960,145	(37,276)	-	16,353	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	848,633	1,138,365	719,233	1,044,736	5,786	-	553,199	-
Transfers between funds	(2,730,461)	2,848,026	454,678	17,194	151,723	-	466,055	-
Surrenders (note 6)	(2,772,588)	(2,722,193)	(197,681)	(190,511)	-	-	(252)	-
Death benefits (note 4)	(37,130)	(171)	(608)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(6,035)	(104,369)	(16,792)	(55,581)	(778)	-	214	-
Deductions for surrender charges (note 2d)	-	-	(18,517)	(12,135)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(155,830)	(288,174)	(273,111)	(242,517)	(3,084)	-	(11,492)	-
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(18,536)	(18,765)	(265)	-	-	-
MSP contracts	-	-	(614)	(481)	(16)	-	-	-
SL contracts or LSFP contracts	-	-	(5,795)	(5,881)	-	-	-	-
Adjustments to maintain reserves	(3,716)	538	(295)	28	(7)	-	(44)	-

Net equity transactions	(4,857,127)	872,022	641,962	536,087	153,359	-	1,007,680	-

Net change in contract owners’ equity	(12,496,582)	3,425,767	(2,576,681)	1,496,232	116,083	-	1,024,033	-
Contract owners’ equity beginning of period	22,498,939	19,073,172	7,318,617	5,822,385	-	-	-	-

Contract owners’ equity end of period	$10,002,357	22,498,939	4,741,936	7,318,617	116,083	-	1,024,033	-

CHANGES IN UNITS:
Beginning units	991,386	972,254	462,356	424,646	-	-	-	-
Units purchased	90,226	621,052	86,001	95,614	18,023	-	96,058	-
Units redeemed	(341,152)	(601,920)	(45,787)	(57,904)	(583)	-	(1,133)	-

Ending units	740,460	991,386	502,570	462,356	17,440	-	94,925	-

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FTVGI3		FTVIS2		FTVMD2		FTVRDI

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$233,513	59,433	247,666	127,625	1,380	-	246,107	401,727
Realized gain (loss) on investments	178,655	40,603	(199,597)	43,240	(3,430)	-	39,108	595,926
Change in unrealized gain (loss) on investments	(225,501)	120,126	(1,655,102)	(153,756)	(17,922)	-	(3,991,162)	(1,588,215)
Reinvested capital gains	-	-	103,703	23,668	2,827	-	91,080	227,655

Net increase (decrease) in contract owners’ equity resulting from operations	186,667	220,162	(1,503,330)	40,777	(17,145)	-	(3,614,867)	(362,907)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	486,537	218,342	340,125	481,609	(45)	-	1,080,065	1,682,953
Transfers between funds	2,901,911	1,751,529	110,349	3,212,051	85,962	-	(1,454,085)	(654,804)
Surrenders (note 6)	(241,708)	(16,918)	(124,660)	(29,418)	-	-	(608,305)	(532,665)
Death benefits (note 4)	(6,220)	-	(9,041)	-	-	-	(48,605)	(31,330)
Net policy repayments (loans) (note 5)	(73,593)	(141,288)	16,642	(27,299)	-	-	(83,502)	(179,926)
Deductions for surrender charges (note 2d)	(6,389)	(629)	(2,074)	(1,090)	-	-	(86,276)	(67,503)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(257,301)	(91,814)	(201,583)	(138,913)	(641)	-	(583,283)	(698,883)
Asset charges (note 3):
FPVUL & VEL contracts	(16,181)	(7,058)	(10,220)	(8,409)	-	-	(43,888)	(57,222)
MSP contracts	(600)	(309)	(1,946)	(1,191)	-	-	(1,255)	(1,612)
SL contracts or LSFP contracts	(3,196)	(1,098)	(5,748)	(3,854)	-	-	(6,266)	(7,727)
Adjustments to maintain reserves	(253)	55	(684)	266	(14)	-	(271)	(16)

Net equity transactions	2,783,007	1,710,812	111,160	3,483,751	85,262	-	(1,835,671)	(548,735)

Net change in contract owners’ equity	2,969,674	1,930,974	(1,392,170)	3,524,528	68,117	-	(5,450,538)	(911,642)
Contract owners’ equity beginning of period	3,476,832	1,545,858	4,843,453	1,318,925	-	-	14,812,894	15,724,536

Contract owners’ equity end of period	$6,446,506	3,476,832	3,451,283	4,843,453	68,117	-	9,362,356	14,812,894

CHANGES IN UNITS:
Beginning units	280,836	138,640	416,188	117,590	-	-	910,630	943,340
Units purchased	255,186	165,117	55,768	318,316	9,583	-	86,336	101,264
Units redeemed	(45,744)	(22,921)	(50,370)	(19,718)	(75)	-	(209,160)	(133,974)

Ending units	490,278	280,836	421,586	416,188	9,508	-	787,806	910,630

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FTVSVI		FTVSV2		GVMCE		WRASP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$147,861	106,122	39,612	15,663	425,924	417,161	1,774	-
Realized gain (loss) on investments	(160,397)	320,677	(582,936)	115,629	(10,481,013)	1,808,000	(14,830)	-
Change in unrealized gain (loss) on investments	(4,661,084)	(1,564,171)	(1,378,961)	(654,836)	(14,754,743)	(11,651,421)	(89,911)	-
Reinvested capital gains	799,863	811,996	350,132	288,566	103,156	11,581,061	33,568	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,873,757)	(325,376)	(1,572,153)	(234,978)	(24,706,676)	2,154,801	(69,399)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,041,503	1,344,014	254,804	590,192	2,501,850	6,980,186	25,757	-
Transfers between funds	244,305	1,120,441	(317,724)	1,205,853	(14,131,346)	2,766,842	441,048	-
Surrenders (note 6)	(293,697)	(476,936)	(87,532)	(682)	(2,264,344)	(2,517,435)	(133)	-
Death benefits (note 4)	(63,349)	(1,669)	-	(7,582)	(98,115)	(94,325)	-	-
Net policy repayments (loans) (note 5)	(56,607)	(40,823)	-	-	(533,852)	(140,364)	(2,079)	-
Deductions for surrender charges (note 2d)	(34,396)	(39,850)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(430,515)	(483,810)	(70,001)	(58,388)	(807,319)	(900,790)	(5,092)	-
Asset charges (note 3):
FPVUL & VEL contracts	(32,483)	(38,132)	-	-	-	-	-	-
MSP contracts	(1,242)	(1,196)	-	-	-	-	-	-
SL contracts or LSFP contracts	(8,155)	(8,544)	-	-	-	-	-	-
Adjustments to maintain reserves	(363)	(16)	356	16	296	577	(149)	-

Net equity transactions	365,001	1,373,478	(220,097)	1,729,409	(15,332,830)	6,094,691	459,352	-

Net change in contract owners’ equity	(3,508,756)	1,048,102	(1,792,250)	1,494,431	(40,039,506)	8,249,492	389,953	-
Contract owners’ equity beginning of period	11,305,644	10,257,542	5,078,964	3,584,533	77,997,154	69,747,662	-	-

Contract owners’ equity end of period	$7,796,888	11,305,644	3,286,714	5,078,964	37,957,648	77,997,154	389,953	-

CHANGES IN UNITS:
Beginning units	545,164	484,062	393,948	270,758	3,657,366	3,369,886	-	-
Units purchased	73,627	108,171	106,273	144,327	400,664	976,050	47,251	-
Units redeemed	(58,734)	(47,069)	(119,084)	(21,137)	(1,225,064)	(688,570)	(735)	-

Ending units	560,057	545,164	381,137	393,948	2,832,966	3,657,366	46,516	-

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRGP		WRRESP		WRSTP		JABS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(626)	(108)	1,837	753	(837)	(1)	183,683	172,447
Realized gain (loss) on investments	(36,095)	6,486	(81,141)	1,347	(46,103)	1	(311,920)	385,511
Change in unrealized gain (loss) on investments	(167,825)	(6,613)	(66,352)	(30,222)	(187,296)	(752)	(1,914,827)	149,402
Reinvested capital gains	8,776	5,561	6,363	6,902	24,938	833	603,351	-

Net increase (decrease) in contract owners’ equity resulting from operations	(195,770)	5,326	(139,293)	(21,220)	(209,298)	81	(1,439,713)	707,360

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,435	446	7,209	8,026	72,014	-	693,224	663,113
Transfers between funds	587,958	213,856	249,341	119,692	806,472	4,475	(999,771)	2,280,431
Surrenders (note 6)	(196)	(97)	(8,175)	-	(53)	-	(1,000,338)	(669,412)
Death benefits (note 4)	-	-	-	(13)	-	-	(18,617)	(19,138)
Net policy repayments (loans) (note 5)	-	-	-	-	(527)	-	47,892	(7,435)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(15,890)	(4,994)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,434)	(579)	(4,992)	(1,748)	(8,362)	-	(177,585)	(156,437)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	(5,573)	(5,278)
MSP contracts	-	-	-	-	-	-	(17)	-
SL contracts or LSFP contracts	-	-	-	-	-	-	(1,899)	(1,189)
Adjustments to maintain reserves	5,695	(5,512)	(152)	(13)	(79)	8	(503)	1,218

Net equity transactions	593,458	208,114	243,231	125,944	869,465	4,483	(1,479,077)	2,080,879

Net change in contract owners’ equity	397,688	213,440	103,938	104,724	660,167	4,564	(2,918,790)	2,788,239
Contract owners’ equity beginning of period	236,483	23,043	151,438	46,714	4,564	-	9,163,028	6,374,789

Contract owners’ equity end of period	$634,171	236,483	255,376	151,438	664,731	4,564	6,244,238	9,163,028

CHANGES IN UNITS:
Beginning units	15,662	1,882	12,120	3,140	448	-	571,358	437,726
Units purchased	49,475	15,885	22,910	9,507	99,627	448	184,145	266,386
Units redeemed	(489)	(2,105)	(3,101)	(527)	(1,145)	-	(291,760)	(132,754)

Ending units	64,648	15,662	31,929	12,120	98,930	448	463,743	571,358

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JACAS		JAGTS		JARLCS		JAIGS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(56,322)	48,697	6,537	47,169	3,703	2,302	1,468,999	221,436
Realized gain (loss) on investments	4,368,600	3,858,538	537,116	2,241,803	(14,935)	(6,446)	5,684,405	8,720,014
Change in unrealized gain (loss) on investments	(37,016,154)	12,121,690	(7,484,264)	748,048	(242,489)	33,823	(56,149,301)	6,681,827
Reinvested capital gains	-	-	-	-	31,638	3,990	8,232,296	-

Net increase (decrease) in contract owners’ equity resulting from operations	(32,703,876)	16,028,925	(6,940,611)	3,037,020	(222,083)	33,669	(40,763,601)	15,623,277

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,889,289	3,904,384	1,209,005	1,444,016	25,019	43,891	1,672,411	1,817,999
Transfers between funds	7,464,889	7,945,412	(1,097,436)	(2,466,495)	136,801	(84,139)	14,281,939	(305,785)
Surrenders (note 6)	(2,661,445)	(3,604,125)	(573,286)	(1,199,719)	(22,488)	(1,583)	(2,829,197)	(2,821,312)
Death benefits (note 4)	(117,974)	(68,772)	(26,452)	(11,091)	-	-	(115,692)	(117,426)
Net policy repayments (loans) (note 5)	(256,623)	(289,899)	(275,180)	(117,589)	(1,095)	(3,835)	(544,504)	(830,463)
Deductions for surrender charges (note 2d)	(100,155)	(102,529)	(23,265)	(47,628)	(2,850)	(214)	(62,246)	(102,258)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,071,717)	(1,670,311)	(603,740)	(638,647)	(15,790)	(13,564)	(1,618,549)	(1,717,077)
Asset charges (note 3):
FPVUL & VEL contracts	(118,875)	(113,167)	(37,035)	(45,238)	(1,414)	(1,453)	(94,060)	(124,611)
MSP contracts	(2,644)	(2,586)	(715)	(859)	(293)	(387)	(3,114)	(3,786)
SL contracts or LSFP contracts	(18,885)	(15,304)	(5,854)	(8,218)	(212)	(153)	(15,065)	(18,807)
Adjustments to maintain reserves	2,783	207	(163)	82	(185)	54	5,005	201

Net equity transactions	6,008,643	5,983,309	(1,434,121)	(3,091,386)	117,493	(61,383)	10,676,928	(4,223,325)

Net change in contract owners’ equity	(26,695,233)	22,012,234	(8,374,732)	(54,366)	(104,590)	(27,714)	(30,086,673)	11,399,952
Contract owners’ equity beginning of period	66,826,811	44,814,577	16,488,137	16,542,503	508,513	536,227	72,247,184	60,847,232

Contract owners’ equity end of period	$40,131,578	66,826,811	8,113,405	16,488,137	403,923	508,513	42,160,511	72,247,184

CHANGES IN UNITS:
Beginning units	5,227,208	4,785,398	3,145,552	3,845,242	26,988	30,204	3,915,734	4,214,566
Units purchased	1,023,547	1,272,407	335,026	435,598	10,038	2,653	1,582,325	404,502
Units redeemed	(603,966)	(830,597)	(715,663)	(1,135,288)	(3,404)	(5,869)	(691,730)	(703,334)

Ending units	5,646,789	5,227,208	2,764,915	3,145,552	33,622	26,988	4,806,329	3,915,734

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JAIGS2		OGGO		OGMVP		SBVSG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$553,994	86,238	(12,040)	(13,419)	2,450	4,475	(165)	-
Realized gain (loss) on investments	395,033	371,799	(2,966,786)	124,431	(3,630)	(32,851)	(10,891)	-
Change in unrealized gain (loss) on investments	(17,126,656)	3,732,278	(148,137)	(248,142)	(115,404)	(84,540)	(44,922)	-
Reinvested capital gains	2,970,977	-	853,551	863,461	41,787	116,564	724	-

Net increase (decrease) in contract owners’ equity resulting from operations	(13,206,652)	4,190,315	(2,273,412)	726,331	(74,797)	3,648	(55,254)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,035,699	3,350,991	103,324	562,550	(7)	6	628	-
Transfers between funds	86,450	9,877,759	(1,562,266)	1,743,291	67	(28,514)	162,834	-
Surrenders (note 6)	(1,331,076)	(557,665)	(73,614)	(162,901)	-	(68,885)	-	-
Death benefits (note 4)	(61,395)	(82,333)	(23,060)	(2,971)	(127)	(596)	-	-
Net policy repayments (loans) (note 5)	4,009	(103,681)	(104,328)	-	-	-	-	-
Deductions for surrender charges (note 2d)	(45,204)	(19,680)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(973,497)	(745,604)	(83,433)	(81,081)	(1,727)	(2,161)	(1,728)	-
Asset charges (note 3):
FPVUL & VEL contracts	(64,270)	(54,491)	-	-	-	-	-	-
MSP contracts	(1,741)	(1,035)	-	-	-	-	-	-
SL contracts or LSFP contracts	(14,059)	(11,759)	-	-	-	-	-	-
Adjustments to maintain reserves	(906)	519	2,687	47	(28)	(75)	(16)	-

Net equity transactions	634,010	11,653,021	(1,740,690)	2,058,935	(1,822)	(100,225)	161,718	-

Net change in contract owners’ equity	(12,572,642)	15,843,336	(4,014,102)	2,785,266	(76,619)	(96,577)	106,464	-
Contract owners’ equity beginning of period	24,621,598	8,778,262	6,760,355	3,975,089	211,316	307,893	-	-

Contract owners’ equity end of period	$12,048,956	24,621,598	2,746,253	6,760,355	134,697	211,316	106,464	-

CHANGES IN UNITS:
Beginning units	1,653,148	754,850	327,330	225,124	10,832	15,930	-	-
Units purchased	331,920	1,014,616	76,989	124,457	1	-	18,423	-
Units redeemed	(292,298)	(116,318)	(167,017)	(22,251)	(114)	(5,098)	(226)	-

Ending units	1,692,770	1,653,148	237,302	327,330	10,719	10,832	18,197	-

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMTB		BNCAI		LOVMCV		MIGIC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$226,384	235,067	(31,367)	(37,013)	15,755	4,797	22,201	15,269
Realized gain (loss) on investments	(202,300)	16,528	(1,077,710)	460,109	(718,866)	49,953	142,842	243,719
Change in unrealized gain (loss) on investments	(861,945)	149,231	(4,879,350)	(1,486,508)	(98,152)	(364,934)	(1,810,696)	229,819
Reinvested capital gains	-	-	623,887	1,458,483	63,687	253,561	181,434	-

Net increase (decrease) in contract owners’ equity resulting from operations	(837,861)	400,826	(5,364,540)	395,071	(737,576)	(56,623)	(1,464,219)	488,807

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	425,247	555,419	630,425	1,060,728	146,016	51,577	439,224	524,096
Transfers between funds	(2,716,615)	(1,436,045)	(3,146,668)	2,145,519	(219,861)	1,562,245	(479,285)	(230,707)
Surrenders (note 6)	(994,617)	(308,534)	(85,809)	(405,413)	(19,539)	(314,757)	(168,808)	(307,318)
Death benefits (note 4)	(946)	(21,919)	(17,260)	(11,654)	-	(620)	-	(42,448)
Net policy repayments (loans) (note 5)	(58,672)	(20,588)	(48,609)	(60,228)	-	-	(16,203)	(24,261)
Deductions for surrender charges (note 2d)	(20,517)	(24,858)	-	-	-	-	(25,849)	(31,561)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(245,227)	(287,735)	(218,704)	(205,960)	(26,092)	(20,662)	(217,020)	(250,135)
Asset charges (note 3):
FPVUL & VEL contracts	(19,149)	(24,496)	-	-	-	-	(15,544)	(19,201)
MSP contracts	(1,153)	(1,221)	-	-	-	-	(177)	(230)
SL contracts or LSFP contracts	(2,542)	(2,835)	-	-	-	-	(922)	(842)
Adjustments to maintain reserves	(191)	13	(819)	(8)	179	(27)	(201)	(18)

Net equity transactions	(3,634,382)	(1,572,798)	(2,887,444)	2,522,984	(119,297)	1,277,756	(484,785)	(382,625)

Net change in contract owners’ equity	(4,472,243)	(1,171,972)	(8,251,984)	2,918,055	(856,873)	1,221,133	(1,949,004)	106,182
Contract owners’ equity beginning of period	8,544,559	9,716,531	15,849,750	12,931,695	1,888,877	667,744	4,587,340	4,481,158

Contract owners’ equity end of period	$4,072,316	8,544,559	7,597,766	15,849,750	1,032,004	1,888,877	2,638,336	4,587,340

CHANGES IN UNITS:
Beginning units	757,962	903,048	819,894	690,768	149,088	52,940	289,412	314,824
Units purchased	44,660	64,515	120,270	243,845	25,994	125,650	34,762	36,248
Units redeemed	(385,345)	(209,601)	(292,702)	(114,719)	(40,504)	(29,502)	(60,501)	(61,660)

Ending units	417,277	757,962	647,462	819,894	134,578	149,088	263,673	289,412

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MVRISC		MVFIC		MVFSC		GVAAA2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(146)	(8)	77,102	49,384	12,641	-	95,090	68,968
Realized gain (loss) on investments	(3,739)	98	(23,632)	219,343	(162,697)	-	(60,537)	140,127
Change in unrealized gain (loss) on investments	(34,172)	264	(2,829,368)	14,453	(236,380)	-	(1,338,937)	(63,468)
Reinvested capital gains	333	-	260,163	84,573	58,650	-	44,225	1,640

Net increase (decrease) in contract owners’ equity resulting from operations	(37,724)	354	(2,515,735)	367,753	(327,786)	-	(1,260,159)	147,267

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	61,855	2	689,723	600,850	210,588	-	427,926	260,108
Transfers between funds	211,054	9,266	1,208,415	2,607,442	2,179,192	-	442,407	1,898,840
Surrenders (note 6)	-	-	(516,130)	(72,432)	(779)	-	(30,944)	(17,869)
Death benefits (note 4)	-	-	(13,567)	-	-	-	(1,471)	(23,466)
Net policy repayments (loans) (note 5)	-	-	21,875	(9,423)	-	-	(17,227)	(35,332)
Deductions for surrender charges (note 2d)	-	-	(14,309)	(5,972)	-	-	(2,456)	(1,187)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,229)	(130)	(312,111)	(240,520)	(21,193)	-	(241,638)	(155,589)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(19,144)	(18,671)	-	-	(11,821)	(10,425)
MSP contracts	-	-	(446)	(471)	-	-	(4,167)	(1,849)
SL contracts or LSFP contracts	-	-	(5,238)	(3,274)	-	-	(2,579)	(1,867)
Adjustments to maintain reserves	(16)	7	(364)	37	(139)	-	(334)	56

Net equity transactions	271,664	9,145	1,038,704	2,857,567	2,367,669	-	557,696	1,911,419

Net change in contract owners’ equity	233,940	9,499	(1,477,031)	3,225,320	2,039,883	-	(702,463)	2,058,686
Contract owners’ equity beginning of period	9,499	-	6,902,137	3,676,817	-	-	3,811,401	1,752,715

Contract owners’ equity end of period	$243,439	9,499	5,425,106	6,902,137	2,039,883	-	3,108,938	3,811,401

CHANGES IN UNITS:
Beginning units	900	-	348,380	200,260	-	-	340,142	166,024
Units purchased	39,606	912	115,578	168,836	313,653	-	95,603	199,129
Units redeemed	(272)	(12)	(57,794)	(20,716)	(4,288)	-	(40,655)	(25,011)

Ending units	40,234	900	406,164	348,380	309,365	-	395,090	340,142

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVABD2		GVAGG2		GVAGR2		GVAGI2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$145,928	142,989	146,319	111,882	148,113	34,454	39,487	11,382
Realized gain (loss) on investments	(116,576)	2,005	(55,179)	88,366	(148,187)	63,442	(77,592)	(293)
Change in unrealized gain (loss) on investments	(324,421)	(97,260)	(2,766,102)	251,313	(4,212,956)	288,185	(689,449)	(34,922)
Reinvested capital gains	2,005	-	177,920	-	425,788	1,318	529	-

Net increase (decrease) in contract owners’ equity resulting from operations	(293,064)	47,734	(2,497,042)	451,561	(3,787,242)	387,399	(727,025)	(23,833)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	170,409	125,279	462,002	442,191	673,379	407,940	115,482	11,442
Transfers between funds	683,675	1,769,831	1,024,717	3,470,401	2,070,284	4,978,069	1,223,549	964,877
Surrenders (note 6)	(337,813)	(170,306)	(294,613)	(177,182)	(471,019)	(201,950)	(17,353)	-
Death benefits (note 4)	(1,457)	(18,196)	(43,825)	(19,979)	-	-	(714)	-
Net policy repayments (loans) (note 5)	(24,892)	14,767	(34,640)	(23,139)	(53,226)	(23,829)	(33,442)	(1,959)
Deductions for surrender charges (note 2d)	(12,238)	(19,403)	(7,365)	(20,052)	(12,627)	(15,982)	(1,922)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(115,271)	(66,515)	(235,827)	(148,100)	(291,463)	(173,789)	(62,322)	(11,966)
Asset charges (note 3):
FPVUL & VEL contracts	(7,895)	(4,823)	(16,120)	(11,465)	(21,059)	(14,337)	(4,699)	(847)
MSP contracts	(988)	(519)	(993)	(852)	(1,050)	(497)	(677)	(199)
SL contracts or LSFP contracts	(1,949)	(655)	(4,233)	(2,637)	(6,612)	(4,026)	(744)	(126)
Adjustments to maintain reserves	(192)	54	(374)	142	(387)	89	(136)	87

Net equity transactions	351,389	1,629,513	848,729	3,509,328	1,886,220	4,951,688	1,217,022	961,308

Net change in contract owners’ equity	58,325	1,677,247	(1,648,313)	3,960,889	(1,901,022)	5,339,087	489,997	937,475
Contract owners’ equity beginning of period	2,421,417	744,170	5,596,159	1,635,270	7,085,762	1,746,675	937,475	-

Contract owners’ equity end of period	$2,479,742	2,421,417	3,947,846	5,596,159	5,184,740	7,085,762	1,427,472	937,475

CHANGES IN UNITS:
Beginning units	223,108	70,612	451,322	150,826	610,966	168,526	94,768	-
Units purchased	84,892	177,509	129,180	337,040	280,096	481,897	158,192	96,264
Units redeemed	(54,492)	(25,013)	(61,647)	(36,544)	(89,716)	(39,457)	(19,978)	(1,496)

Ending units	253,508	223,108	518,855	451,322	801,346	610,966	232,982	94,768

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCRA1		NVCRB1		NVCCA1		NVCCN1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$8,583	-	4,809	-	5,387	-	3,653	-
Realized gain (loss) on investments	(149,177)	-	(6,945)	-	(11,855)	-	(26,718)	-
Change in unrealized gain (loss) on investments	(104,586)	-	(22,948)	-	(126,362)	-	(15,304)	-
Reinvested capital gains	6,286	-	2,502	-	4,934	-	516	-

Net increase (decrease) in contract owners’ equity resulting from operations	(238,894)	-	(22,582)	-	(127,896)	-	(37,853)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	15,734	-	11,963	-	33,781	-	10,172	-
Transfers between funds	525,197	-	553,058	-	629,911	-	314,970	-
Surrenders (note 6)	-	-	(5,957)	-	(5,398)	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(6,995)	-	(7,500)	-	979	-	23,093	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,287)	-	(7,426)	-	(14,737)	-	(9,396)	-
Asset charges (note 3):
FPVUL & VEL contracts	(693)	-	(394)	-	(705)	-	(731)	-
MSP contracts	(4)	-	(136)	-	-	-	-	-
SL contracts or LSFP contracts	(338)	-	(52)	-	(98)	-	-	-
Adjustments to maintain reserves	(31)	-	(29)	-	(22)	-	(21)	-

Net equity transactions	520,583	-	543,527	-	643,711	-	338,087	-

Net change in contract owners’ equity	281,689	-	520,945	-	515,815	-	300,234	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$281,689	-	520,945	-	515,815	-	300,234	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	46,904	-	67,066	-	73,124	-	33,956	-
Units redeemed	(3,000)	-	(1,965)	-	(2,110)	-	(1,118)	-

Ending units	43,904	-	65,101	-	71,014	-	32,838	-

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCMD1		NVCMA1		NVCMC1		NVCBD1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$7,925	-	16,044	-	2,407	-	3,407	-
Realized gain (loss) on investments	(38,022)	-	(63,212)	-	(1,558)	-	(1,752)	-
Change in unrealized gain (loss) on investments	(84,562)	-	(340,993)	-	3,794	-	2,744	-
Reinvested capital gains	4,218	-	17,352	-	840	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(110,441)	-	(370,809)	-	5,483	-	4,399	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	188,465	-	49,267	-	4,548	-	1,178	-
Transfers between funds	700,762	-	1,894,471	-	284,050	-	208,321	-
Surrenders (note 6)	(134,828)	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	100	-	(2,370)	-	(3,747)	-	(570)	-
Deductions for surrender charges (note 2d)	-	-	-	-	(4,593)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,638)	-	(24,253)	-	(2,141)	-	(2,552)	-
Asset charges (note 3):
FPVUL & VEL contracts	(826)	-	(2,393)	-	(140)	-	(148)	-
MSP contracts	(68)	-	(861)	-	(140)	-	-	-
SL contracts or LSFP contracts	(52)	-	(144)	-	(8)	-	(11)	-
Adjustments to maintain reserves	(35)	-	(33)	-	(4)	-	(18)	-

Net equity transactions	744,880	-	1,913,684	-	277,825	-	206,200	-

Net change in contract owners’ equity	634,439	-	1,542,875	-	283,308	-	210,599	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$634,439	-	1,542,875	-	283,308	-	210,599	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	84,626	-	227,730	-	35,201	-	21,515	-
Units redeemed	(1,442)	-	(4,025)	-	(1,377)	-	(339)	-

Ending units	83,184	-	223,705	-	33,824	-	21,176	-

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	HIBF		HIBF3		GEM		GEM3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,742,986	1,847,429	681,184	959,716	357,336	191,515	199,623	127,640
Realized gain (loss) on investments	(1,523,883)	(275,677)	(1,172,106)	(20,268)	(251,665)	3,567,602	871,367	1,070,771
Change in unrealized gain (loss) on investments	(6,224,368)	(819,124)	(1,576,546)	(686,065)	(36,615,968)	6,433,912	(17,624,735)	3,392,089
Reinvested capital gains	-	-	-	-	8,032,732	3,989,041	3,501,526	1,739,899

Net increase (decrease) in contract owners’ equity resulting from operations	(6,005,265)	752,628	(2,067,468)	253,383	(28,477,565)	14,182,070	(13,052,219)	6,330,399

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,542,758	1,570,797	843,452	3,084,891	1,399,023	2,731,542	1,603,349	1,646,140
Transfers between funds	(2,315,421)	(1,813,513)	(7,516,602)	4,741,260	(3,786,944)	7,859,137	(2,562,510)	5,271,428
Surrenders (note 6)	(605,538)	(1,508,223)	(458,680)	(198,254)	(2,068,596)	(1,492,202)	(869,785)	(455,074)
Death benefits (note 4)	(103,419)	(97,975)	(10,342)	(2,985)	(79,242)	(14,459)	(21,966)	(1,443)
Net policy repayments (loans) (note 5)	(80,984)	(400,247)	(50,003)	235,147	(187,449)	(154,392)	(83,652)	(225,024)
Deductions for surrender charges (note 2d)	(13,132)	(18,575)	(15,507)	(19,203)	(20,263)	(15,806)	(45,052)	(23,711)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(442,939)	(468,260)	(407,747)	(395,169)	(636,295)	(594,619)	(713,914)	(612,973)
Asset charges (note 3):
FPVUL & VEL contracts	(18,152)	(23,264)	(27,425)	(23,359)	(17,800)	(23,926)	(48,926)	(48,062)
MSP contracts	(1,111)	(1,340)	(416)	(455)	(995)	(1,170)	(2,123)	(1,368)
SL contracts or LSFP contracts	(2,817)	(19,928)	(4,334)	(18,059)	(1,582)	(2,738)	(10,895)	(8,946)
Adjustments to maintain reserves	(1,005)	5	(212)	24	15,550	926	(471)	125

Net equity transactions	(2,041,760)	(2,780,523)	(7,647,816)	7,403,838	(5,384,593)	8,292,292	(2,755,945)	5,541,092

Net change in contract owners’ equity	(8,047,025)	(2,027,895)	(9,715,284)	7,657,221	(33,862,158)	22,474,362	(15,808,164)	11,871,491
Contract owners’ equity beginning of period	23,289,264	25,317,159	15,837,576	8,180,355	52,361,635	29,887,273	24,885,515	13,014,024

Contract owners’ equity end of period	$15,242,239	23,289,264	6,122,292	15,837,576	18,499,477	52,361,635	9,077,351	24,885,515

CHANGES IN UNITS:
Beginning units	1,391,470	1,555,242	1,316,814	701,700	1,441,496	1,195,438	938,196	714,108
Units purchased	413,149	228,236	132,968	692,490	165,155	515,106	120,082	282,228
Units redeemed	(537,987)	(392,008)	(741,826)	(77,376)	(397,511)	(269,048)	(246,776)	(58,140)

Ending units	1,266,632	1,391,470	707,956	1,316,814	1,209,140	1,441,496	811,502	938,196

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVGU1		GIG		GIG3		NVIE6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$134,523	124,359	125,409	35,653	1,697	-	566	-
Realized gain (loss) on investments	(471,670)	265,669	351,355	1,390,839	(25,923)	-	(3,304)	-
Change in unrealized gain (loss) on investments	(1,543,783)	(654,732)	(6,955,844)	(15,627)	(75,860)	-	(30,880)	-
Reinvested capital gains	56,626	1,129,147	1,330,793	800,247	24,894	-	7,996	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,824,304)	864,443	(5,148,287)	2,211,112	(75,192)	-	(25,622)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	281,860	361,010	591,618	355,820	44,198	-	24	-
Transfers between funds	(1,063,064)	1,088,154	(1,235,463)	4,001,925	214,521	-	63,441	-
Surrenders (note 6)	(245,241)	(279,979)	(422,321)	(3,252,295)	(44,286)	-	(80)	-
Death benefits (note 4)	(2,180)	(1,120)	(43,904)	(9,980)	-	-	-	-
Net policy repayments (loans) (note 5)	(23,769)	(68,907)	(50,011)	(85,756)	-	-	-	-
Deductions for surrender charges (note 2d)	(9,136)	(4,429)	(7,581)	(50,862)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(140,191)	(141,759)	(217,650)	(223,485)	(2,037)	-	(639)	-
Asset charges (note 3):
FPVUL & VEL contracts	(9,331)	(11,401)	(16,478)	(19,502)	(146)	-	(10)	-
MSP contracts	(613)	(600)	(428)	(508)	(1)	-	-	-
SL contracts or LSFP contracts	(968)	(1,639)	(5,545)	(5,117)	(205)	-	(94)	-
Adjustments to maintain reserves	(321)	37	(233)	71	(17)	-	(12)	-

Net equity transactions	(1,212,954)	939,367	(1,407,996)	710,310	212,027	-	62,630	-

Net change in contract owners’ equity	(3,037,258)	1,803,810	(6,556,283)	2,921,422	136,835	-	37,008	-
Contract owners’ equity beginning of period	6,157,955	4,354,145	12,580,078	9,658,656	-	-	-	-

Contract owners’ equity end of period	$3,120,697	6,157,955	6,023,795	12,580,078	136,835	-	37,008	-

CHANGES IN UNITS:
Beginning units	250,190	212,848	738,650	720,712	-	-	-	-
Units purchased	20,578	83,272	113,143	287,828	25,218	-	6,830	-
Units redeemed	(81,415)	(45,930)	(194,909)	(269,890)	(415)	-	(111)	-

Ending units	189,353	250,190	656,884	738,650	24,803	-	6,719	-

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GEF		GVGF1		GBF		CAF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$38,350	25,298	57,795	161,510	4,891,347	4,274,399	41,011	29,429
Realized gain (loss) on investments	410,146	429,789	(1,471,698)	49,785	(390,883)	(1,401,642)	126,935	530,463
Change in unrealized gain (loss) on investments	(4,484,104)	692,082	(463,964)	(968,313)	4,017,269	3,759,402	(7,585,727)	2,553,716
Reinvested capital gains	1,004,518	-	-	695,341	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,031,090)	1,147,169	(1,877,867)	(61,677)	8,517,733	6,632,159	(7,417,781)	3,113,608

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	279,793	398,968	142,360	205,922	7,697,431	8,287,508	1,714,602	1,964,117
Transfers between funds	(1,083,159)	1,254,688	(830,954)	96,155	24,527,320	900,184	(261,433)	543,825
Surrenders (note 6)	(222,560)	(455,894)	(117,660)	(311,443)	(8,332,389)	(9,036,984)	(902,395)	(1,211,517)
Death benefits (note 4)	(27,808)	(8,994)	(26,781)	(9,970)	(295,169)	(88,161)	(39,801)	(53,928)
Net policy repayments (loans) (note 5)	(33,823)	(59,790)	(2,571)	1,478	(865,916)	(263,254)	(156,340)	(244,672)
Deductions for surrender charges (note 2d)	(8,857)	(12,965)	(8,479)	(6,675)	(112,385)	(193,504)	(24,712)	(51,255)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(239,569)	(263,167)	(113,837)	(147,497)	(3,220,456)	(2,712,671)	(1,111,786)	(1,160,744)
Asset charges (note 3):
FPVUL & VEL contracts	(15,963)	(20,402)	(4,681)	(6,986)	(126,343)	(119,155)	(62,541)	(75,831)
MSP contracts	(488)	(515)	-	(1)	(10,744)	(11,699)	(1,813)	(2,163)
SL contracts or LSFP contracts	(1,874)	(2,448)	(1,186)	(1,553)	(54,621)	(35,026)	(6,353)	(8,014)
Adjustments to maintain reserves	(286)	8	(129)	(64)	19,268	154	(338)	193

Net equity transactions	(1,354,594)	829,489	(963,918)	(180,634)	19,225,996	(3,272,608)	(852,910)	(299,990)

Net change in contract owners’ equity	(4,385,684)	1,976,658	(2,841,785)	(242,311)	27,743,729	3,359,551	(8,270,691)	2,813,618
Contract owners’ equity beginning of period	7,719,100	5,742,442	4,645,360	4,887,671	101,701,255	98,341,704	19,583,880	16,770,262

Contract owners’ equity end of period	$3,333,416	7,719,100	1,803,575	4,645,360	129,444,984	101,701,255	11,313,189	19,583,880

CHANGES IN UNITS:
Beginning units	374,384	327,572	237,888	247,374	6,570,388	6,787,556	2,036,724	2,041,710
Units purchased	18,123	84,749	25,052	41,154	2,122,142	939,393	255,721	409,216
Units redeemed	(107,369)	(37,937)	(90,985)	(50,640)	(910,652)	(1,156,561)	(372,676)	(414,202)

Ending units	285,138	374,384	171,955	237,888	7,781,878	6,570,388	1,919,769	2,036,724

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVGH1		GVGHS		GVIX2		GVIX6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$4,641	(1,920)	7,181	2,051	18,928	20,166	13,096	8,079
Realized gain (loss) on investments	(30,467)	31,789	(133,555)	86,218	(203,996)	(887)	(34,287)	14,607
Change in unrealized gain (loss) on investments	(1,118,755)	339,170	(952,956)	196,615	(339,766)	(12,435)	(362,215)	4,283
Reinvested capital gains	230,802	71,596	250,351	55,688	1,405	4,192	1,033	1,322

Net increase (decrease) in contract owners’ equity resulting from operations	(913,779)	440,635	(828,979)	340,572	(523,429)	11,036	(382,373)	28,291

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	35,192	189,628	330,123	431,108	103,003	51,510	94,436	83,018
Transfers between funds	(1,029,342)	732,613	610,583	(240,373)	(55,449)	2,181,326	211,758	358,286
Surrenders (note 6)	(72,454)	(97,194)	(289,350)	(158,260)	(1,061,320)	-	(11,568)	(14,557)
Death benefits (note 4)	(5,587)	(1,058)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(25,011)	(14,439)	111,163	48,471	-	-	(17,200)	(5,875)
Deductions for surrender charges (note 2d)	(3,649)	(6,511)	(6,977)	(11,534)	-	-	(53)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(74,760)	(81,639)	(111,452)	(112,012)	(29,625)	(21,286)	(42,428)	(28,927)
Asset charges (note 3):
FPVUL & VEL contracts	(4,036)	(5,409)	(8,538)	(9,993)	-	-	(1,453)	(1,249)
MSP contracts	(187)	(211)	(65)	(21)	-	-	(389)	(273)
SL contracts or LSFP contracts	(1,039)	(1,209)	(1,426)	(1,446)	-	-	(724)	(551)
Adjustments to maintain reserves	(1,418)	47	(193)	3	(75)	5	(152)	25

Net equity transactions	(1,182,291)	714,617	633,868	(54,057)	(1,043,466)	2,211,555	232,227	389,897

Net change in contract owners’ equity	(2,096,070)	1,155,252	(195,111)	286,515	(1,566,895)	2,222,591	(150,146)	418,188
Contract owners’ equity beginning of period	4,686,151	3,530,899	2,632,640	2,346,125	2,222,591	-	641,359	223,171

Contract owners’ equity end of period	$2,590,081	4,686,151	2,437,529	2,632,640	655,696	2,222,591	491,213	641,359

CHANGES IN UNITS:
Beginning units	304,564	259,242	210,752	212,658	219,734	-	53,368	20,334
Units purchased	57,269	91,165	80,217	42,190	29,148	221,814	34,188	36,532
Units redeemed	(136,833)	(45,843)	(29,986)	(44,096)	(134,493)	(2,080)	(15,711)	(3,498)

Ending units	225,000	304,564	260,983	210,752	114,389	219,734	71,845	53,368

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVIDA		GVIDC		GVIDM		GVDMA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$599,619	583,599	668,295	473,445	1,853,394	1,770,158	1,899,537	1,778,175
Realized gain (loss) on investments	(697,871)	975,330	(179,388)	18,973	98,527	1,399,355	(605,320)	1,445,009
Change in unrealized gain (loss) on investments	(18,129,999)	(1,210,646)	(2,270,607)	(111,573)	(24,869,374)	(729,998)	(37,181,566)	(491,544)
Reinvested capital gains	5,187,862	960,583	451,853	324,884	5,784,847	1,019,405	8,097,876	1,501,624

Net increase (decrease) in contract owners’ equity resulting from operations	(13,040,389)	1,308,866	(1,329,847)	705,729	(17,132,606)	3,458,920	(27,789,473)	4,233,264

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,061,628	4,274,226	845,699	762,710	7,885,090	8,403,771	11,441,272	11,762,349
Transfers between funds	(935,195)	7,452,537	12,150,512	1,114,999	2,033,029	6,307,955	166,766	10,270,896
Surrenders (note 6)	(1,269,009)	(925,022)	(317,058)	(239,255)	(4,171,435)	(2,212,436)	(2,748,548)	(3,380,536)
Death benefits (note 4)	(14,150)	(56,081)	(10,704)	(84,565)	(176,294)	(669,579)	(18,757)	(73,357)
Net policy repayments (loans) (note 5)	(252,946)	(327,955)	(50,732)	(93,495)	(767,488)	(278,141)	(800,048)	(644,778)
Deductions for surrender charges (note 2d)	(190,612)	(103,250)	(18,675)	(22,485)	(388,688)	(207,181)	(322,644)	(311,493)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,503,074)	(1,456,936)	(642,562)	(562,244)	(3,420,054)	(3,255,275)	(4,201,771)	(4,002,541)
Asset charges (note 3):
FPVUL & VEL contracts	(79,423)	(86,816)	(23,066)	(20,865)	(176,935)	(189,776)	(262,265)	(280,192)
MSP contracts	(6,184)	(5,860)	(7,647)	(7,024)	(36,103)	(27,626)	(19,906)	(19,829)
SL contracts or LSFP contracts	(5,776)	(5,416)	(5,054)	(4,601)	(25,901)	(24,957)	(36,153)	(30,748)
Adjustments to maintain reserves	(818)	422	(639)	(4)	(561)	(45)	(441)	58

Net equity transactions	(195,559)	8,759,849	11,920,074	843,171	754,660	7,846,710	3,197,505	13,289,829

Net change in contract owners’ equity	(13,235,948)	10,068,715	10,590,227	1,548,900	(16,377,946)	11,305,630	(24,591,968)	17,523,093
Contract owners’ equity beginning of period	35,087,720	25,019,005	14,644,494	13,095,594	73,351,574	62,045,944	85,190,990	67,667,897

Contract owners’ equity end of period	$21,851,772	35,087,720	25,234,721	14,644,494	56,973,628	73,351,574	60,599,022	85,190,990

CHANGES IN UNITS:
Beginning units	2,105,240	1,589,760	1,124,346	1,057,738	4,941,260	4,414,294	5,315,958	4,480,646
Units purchased	406,529	783,514	1,089,358	179,883	1,134,396	1,225,151	1,145,968	1,508,816
Units redeemed	(435,041)	(268,034)	(137,169)	(113,275)	(1,077,828)	(698,185)	(950,346)	(673,504)

Ending units	2,076,728	2,105,240	2,076,535	1,124,346	4,997,828	4,941,260	5,511,580	5,315,958

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVDMC		BF		NVLCP1		SGRF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$792,538	924,969	383,052	372,176	1,613	-	(2,953)	(4,547)
Realized gain (loss) on investments	(1,143,453)	335,326	(61,898)	772,749	(234)	-	413,441	1,051,935
Change in unrealized gain (loss) on investments	(4,816,383)	(460,314)	(6,090,269)	(829,543)	4,089	-	(7,610,626)	474,143
Reinvested capital gains	959,038	847,408	1,615,670	472,649	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,208,260)	1,647,389	(4,153,445)	788,031	5,468	-	(7,200,138)	1,521,531

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,900,897	6,780,776	1,052,975	1,134,991	230	-	1,115,813	1,924,858
Transfers between funds	(17,121,796)	2,924,146	(1,782,086)	(327,203)	130,414	-	(1,251,125)	(1,256,086)
Surrenders (note 6)	(603,425)	(609,466)	(1,076,197)	(595,074)	-	-	(1,098,547)	(916,472)
Death benefits (note 4)	(13,524)	(143,638)	(205,108)	(67,754)	-	-	(72,248)	(74,747)
Net policy repayments (loans) (note 5)	(215,508)	(21,165)	(19,186)	(140,471)	-	-	(269,843)	(137,133)
Deductions for surrender charges (note 2d)	(25,774)	(53,616)	(16,932)	(23,557)	-	-	(35,685)	(49,116)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,049,986)	(973,179)	(669,162)	(678,947)	(1,297)	-	(724,726)	(838,691)
Asset charges (note 3):
FPVUL & VEL contracts	(43,260)	(43,994)	(35,434)	(40,923)	(70)	-	(41,647)	(54,459)
MSP contracts	(17,084)	(13,646)	(1,427)	(2,172)	-	-	(1,178)	(1,650)
SL contracts or LSFP contracts	(9,954)	(7,473)	(8,243)	(11,404)	-	-	(6,027)	(8,354)
Adjustments to maintain reserves	(959)	61	535	60	(12)	-	(361)	(2)

Net equity transactions	(14,200,373)	7,838,806	(2,760,265)	(752,454)	129,265	-	(2,385,574)	(1,411,852)

Net change in contract owners’ equity	(18,408,633)	9,486,195	(6,913,710)	35,577	134,733	-	(9,585,712)	109,679
Contract owners’ equity beginning of period	35,564,678	26,078,483	17,440,940	17,405,363	-	-	17,531,524	17,421,845

Contract owners’ equity end of period	$17,156,045	35,564,678	10,527,230	17,440,940	134,733	-	7,945,812	17,531,524

CHANGES IN UNITS:
Beginning units	2,554,760	1,976,998	1,263,008	1,315,664	-	-	1,115,074	1,217,840
Units purchased	620,805	769,370	100,580	162,528	13,689	-	130,643	123,380
Units redeemed	(1,738,297)	(191,608)	(345,069)	(215,184)	(144)	-	(315,662)	(226,146)

Ending units	1,437,268	2,554,760	1,018,519	1,263,008	13,545	-	930,055	1,115,074

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MCIF		SAM		SAM5		NVMIG3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$694,248	991,682	2,574,603	5,446,932	6,819,754	15,711,908	7	-
Realized gain (loss) on investments	143,798	7,103,961	-	-	-	-	(3,454)	-
Change in unrealized gain (loss) on investments	(29,419,372)	(4,305,215)	-	-	-	-	(2,935)	-
Reinvested capital gains	3,794,309	2,350,170	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(24,787,017)	6,140,598	2,574,603	5,446,932	6,819,754	15,711,908	(6,382)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,733,840	6,557,070	29,939,833	42,302,829	77,654,445	68,812,070	10,640	-
Transfers between funds	(6,359,556)	(6,293,593)	19,728,779	(16,434,437)	(14,992,644)	(45,150,872)	3,578	-
Surrenders (note 6)	(6,808,352)	(7,584,629)	(28,701,969)	(14,968,887)	(25,597,209)	(18,917,961)	-	-
Death benefits (note 4)	(101,899)	(191,521)	(783,164)	(393,264)	(351,728)	(450,281)	-	-
Net policy repayments (loans) (note 5)	(276,542)	(1,428,199)	(2,357,126)	(549,287)	(11,219,758)	(849,515)	(209)	-
Deductions for surrender charges (note 2d)	(90,842)	(92,784)	(707,143)	(850,636)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,757,256)	(2,047,553)	(7,543,989)	(7,268,391)	(5,616,989)	(4,767,447)	(780)	-
Asset charges (note 3):
FPVUL & VEL contracts	(96,141)	(117,548)	(399,813)	(380,951)	-	-	(12)	-
MSP contracts	(1,958)	(2,326)	(31,654)	(30,308)	-	-	(4)	-
SL contracts or LSFP contracts	(20,299)	(30,345)	(105,490)	(99,650)	-	-	(14)	-
Adjustments to maintain reserves	2,900	31	(887)	(519)	(12,128)	(415)	(20)	-

Net equity transactions	(10,776,105)	(11,231,397)	9,037,377	1,326,499	19,863,989	(1,324,421)	13,179	-

Net change in contract owners’ equity	(35,563,122)	(5,090,799)	11,611,980	6,773,431	26,683,743	14,387,487	6,797	-
Contract owners’ equity beginning of period	76,147,306	81,238,105	122,237,011	115,463,580	345,949,863	331,562,376	-	-

Contract owners’ equity end of period	$40,584,184	76,147,306	133,848,991	122,237,011	372,633,606	345,949,863	6,797	-

CHANGES IN UNITS:
Beginning units	3,397,782	3,900,284	8,863,336	8,783,438	30,492,136	30,574,890	-	-
Units purchased	483,944	708,130	4,725,029	3,749,887	10,305,999	9,127,693	2,222	-
Units redeemed	(1,044,511)	(1,210,632)	(4,100,944)	(3,669,989)	(8,580,286)	(9,210,447)	(1,115)	-

Ending units	2,837,215	3,397,782	9,487,421	8,863,336	32,217,849	30,492,136	1,107	-

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVDIVI		GVDIV3		NVMLG1		NVMLV1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$28,833	53,925	128,039	209,918	51	-	1,065	-
Realized gain (loss) on investments	(76,550)	180,626	(157,651)	320,183	(2,528)	-	(2,654)	-
Change in unrealized gain (loss) on investments	(1,132,458)	(315,435)	(5,223,038)	(931,852)	(7,223)	-	(9,985)	-
Reinvested capital gains	240,731	181,307	1,087,474	679,607	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(939,444)	100,423	(4,165,176)	277,856	(9,700)	-	(11,574)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	216	-	780,491	1,270,903	19,876	-	12,274	-
Transfers between funds	(111,859)	(793,279)	(399,069)	977,584	6,749	-	241,887	-
Surrenders (note 6)	(89,054)	(61,854)	(461,394)	(407,921)	-	-	-	-
Death benefits (note 4)	-	-	-	(29,396)	-	-	-	-
Net policy repayments (loans) (note 5)	(18,779)	(19,962)	(66,631)	(104,054)	(709)	-	(484)	-
Deductions for surrender charges (note 2d)	(6,815)	(6,409)	(22,189)	(37,936)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(65,626)	(92,945)	(329,351)	(379,667)	(790)	-	(1,816)	-
Asset charges (note 3):
FPVUL & VEL contracts	(5,356)	(8,659)	(24,696)	(32,244)	(31)	-	(43)	-
MSP contracts	(221)	(425)	(308)	(432)	-	-	-	-
SL contracts or LSFP contracts	(993)	(1,457)	(4,175)	(4,686)	(8)	-	(82)	-
Adjustments to maintain reserves	(221)	(53)	(228)	24	(4)	-	(17)	-

Net equity transactions	(298,708)	(985,043)	(527,550)	1,252,175	25,083	-	251,719	-

Net change in contract owners’ equity	(1,238,152)	(884,620)	(4,692,726)	1,530,031	15,383	-	240,145	-
Contract owners’ equity beginning of period	2,225,629	3,110,249	9,626,479	8,096,448	-	-	-	-

Contract owners’ equity end of period	$987,477	2,225,629	4,933,753	9,626,479	15,383	-	240,145	-

CHANGES IN UNITS:
Beginning units	93,770	134,862	665,320	575,980	-	-	-	-
Units purchased	-	-	91,296	169,451	4,652	-	39,465	-
Units redeemed	(16,274)	(41,092)	(121,243)	(80,111)	(2,235)	-	(1,689)	-

Ending units	77,496	93,770	635,373	665,320	2,417	-	37,776	-

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMMG1		NVMMV1		NVMMV2		SCGF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(58)	-	11	-	49	-	(13,425)	(21,368)
Realized gain (loss) on investments	(32,124)	-	-	-	(856)	-	(1,140,207)	1,331,533
Change in unrealized gain (loss) on investments	(1,417)	-	81	-	(160)	-	(9,003,247)	891,419
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(33,599)	-	92	-	(967)	-	(10,156,879)	2,201,584

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	63,943	-	1,219	-	3,440	-	1,553,738	2,183,394
Transfers between funds	711	-	1,115	-	3,967	-	(2,396,104)	(1,419,241)
Surrenders (note 6)	(27,035)	-	-	-	(743)	-	(658,214)	(1,741,558)
Death benefits (note 4)	-	-	-	-	-	-	(30,157)	(44,026)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(170,596)	(239,725)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(46,082)	(42,924)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(982)	-	-	-	(168)	-	(634,278)	(761,772)
Asset charges (note 3):
FPVUL & VEL contracts	(20)	-	-	-	(6)	-	(36,367)	(49,431)
MSP contracts	-	-	-	-	-	-	(859)	(1,244)
SL contracts or LSFP contracts	(8)	-	-	-	(3)	-	(3,848)	(7,117)
Adjustments to maintain reserves	(8)	-	(5)	-	(12)	-	(86)	(11)

Net equity transactions	36,601	-	2,329	-	6,475	-	(2,422,853)	(2,123,655)

Net change in contract owners’ equity	3,002	-	2,421	-	5,508	-	(12,579,732)	77,929
Contract owners’ equity beginning of period	-	-	-	-	-	-	23,009,414	22,931,485

Contract owners’ equity end of period	$3,002	-	2,421	-	5,508	-	10,429,682	23,009,414

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	1,216,658	1,330,056
Units purchased	1,035	-	359	-	1,159	-	131,847	259,030
Units redeemed	(557)	-	(1)	-	(344)	-	(319,439)	(372,428)

Ending units	478	-	358	-	815	-	1,029,066	1,216,658

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SCVF		SCF		TRF		GVUS1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$488,505	783,828	554,177	(52,776)	4,803,593	5,037,157	12,832	21,624
Realized gain (loss) on investments	(6,624,860)	3,271,928	(5,426,956)	1,774,957	1,356,893	36,597,476	(249,100)	4,045
Change in unrealized gain (loss) on investments	(10,935,610)	(18,612,733)	(45,734,209)	(13,324,530)	(245,372,431)	(23,147,644)	(895,663)	(179,532)
Reinvested capital gains	-	9,528,527	15,926,545	13,780,217	59,388,629	26,261,593	-	322,938

Net increase (decrease) in contract owners’ equity resulting from operations	(17,071,965)	(5,028,450)	(34,680,443)	2,177,868	(179,823,316)	44,748,582	(1,131,931)	169,075

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,305,026	5,598,766	5,521,541	7,676,882	4,070,480	5,052,311	57,554	101,207
Transfers between funds	(12,110,612)	(8,336,203)	(5,569,853)	(3,150,515)	(743,427)	(130,747,319)	(221,220)	764,473
Surrenders (note 6)	(2,993,883)	(4,285,947)	(4,451,955)	(5,980,795)	(2,688,496)	(2,255,466)	(147,365)	(37,183)
Death benefits (note 4)	(164,811)	(195,551)	(163,695)	(299,943)	(778,607)	(2,784,096)	(165)	(691)
Net policy repayments (loans) (note 5)	(304,393)	(779,559)	(686,477)	(329,828)	(345,571)	(567,731)	12,696	(22,926)
Deductions for surrender charges (note 2d)	(106,801)	(126,970)	(92,000)	(134,196)	(102,267)	(140,442)	(3,198)	(805)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,847,814)	(2,391,630)	(2,417,473)	(2,748,147)	(4,997,680)	(5,870,177)	(43,175)	(42,996)
Asset charges (note 3):
FPVUL & VEL contracts	(117,889)	(159,916)	(124,091)	(159,675)	(165,533)	(206,960)	(3,105)	(3,484)
MSP contracts	(3,811)	(5,301)	(3,723)	(5,500)	(11,079)	(14,530)	-	(6)
SL contracts or LSFP contracts	(14,864)	(24,160)	(20,380)	(26,356)	(13,636)	(17,649)	(779)	(1,081)
Adjustments to maintain reserves	1,021	211	7,177	(1,294)	(4,482)	411	(167)	(20)

Net equity transactions	(14,358,831)	(10,706,260)	(8,000,929)	(5,159,367)	(5,780,298)	(137,551,648)	(348,924)	756,488

Net change in contract owners’ equity	(31,430,796)	(15,734,710)	(42,681,372)	(2,981,499)	(185,603,614)	(92,803,066)	(1,480,855)	925,563
Contract owners’ equity beginning of period	64,578,678	80,313,388	98,301,764	101,283,263	435,927,433	528,730,499	2,471,158	1,545,595

Contract owners’ equity end of period	$33,147,882	64,578,678	55,620,392	98,301,764	250,323,819	435,927,433	990,303	2,471,158

CHANGES IN UNITS:
Beginning units	2,607,354	3,035,848	4,590,160	4,807,692	31,215,436	41,070,072	137,750	95,970
Units purchased	169,366	348,871	617,632	775,425	357,645	361,685	17,190	53,784
Units redeemed	(809,590)	(777,365)	(995,226)	(992,957)	(834,600)	(10,216,321)	(44,701)	(12,004)

Ending units	1,967,130	2,607,354	4,212,566	4,590,160	30,738,481	31,215,436	110,239	137,750

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVNMO1		NVNSR1		NVSTB2		GGTC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	-	108	-	10,320	-	(8,064)	(8,401)
Realized gain (loss) on investments	(7,738)	-	(212)	-	1,106	-	(141,574)	450,153
Change in unrealized gain (loss) on investments	(168)	-	(12,894)	-	(996)	-	(3,735,503)	432,229
Reinvested capital gains	-	-	-	-	-	-	730,340	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,906)	-	(12,998)	-	10,430	-	(3,154,801)	873,981

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	140	-	2,268	-	1,296	-	131,001	213,992
Transfers between funds	8,983	-	42,336	-	1,073,433	-	(748,104)	407,614
Surrenders (note 6)	-	-	-	-	(114,817)	-	(95,819)	(71,579)
Death benefits (note 4)	-	-	-	-	-	-	(16,970)	(16,271)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(33,638)	(32,280)
Deductions for surrender charges (note 2d)	-	-	-	-	(1,963)	-	(8,081)	(7,102)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(251)	-	(449)	-	(7,470)	-	(113,020)	(130,148)
Asset charges (note 3):
FPVUL & VEL contracts	(23)	-	(23)	-	(383)	-	(4,485)	(6,818)
MSP contracts	-	-	-	-	-	-	(44)	(307)
SL contracts or LSFP contracts	-	-	(1)	-	(107)	-	(450)	(725)
Adjustments to maintain reserves	(10)	-	(12)	-	3,267	-	403	(64)

Net equity transactions	8,839	-	44,119	-	953,256	-	(889,207)	356,311

Net change in contract owners’ equity	933	-	31,121	-	963,686	-	(4,044,008)	1,230,292
Contract owners’ equity beginning of period	-	-	-	-	-	-	6,869,152	5,638,860

Contract owners’ equity end of period	$933	-	31,121	-	963,686	-	2,825,144	6,869,152

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	1,638,454	1,613,876
Units purchased	216	-	5,105	-	108,708	-	258,620	482,115
Units redeemed	(36)	-	(68)	-	(11,790)	-	(585,541)	(457,537)

Ending units	180	-	5,037	-	96,918	-	1,311,533	1,638,454

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GGTC3		GVUG1		EIF		MSBF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	-	(4,341)	(4,713)	229,855	252,458	1,056,589	894,111
Realized gain (loss) on investments	(249,205)	106,294	(318,794)	(7,974)	(189,392)	386,501	(1,455,039)	(46,529)
Change in unrealized gain (loss) on investments	(1,724,987)	306,317	(3,986,197)	1,327,479	(5,113,403)	(1,615,122)	(3,180,202)	145,385
Reinvested capital gains	343,893	-	1,191,538	-	166,922	666,775	358,044	1,101

Net increase (decrease) in contract owners’ equity resulting from operations	(1,630,299)	412,611	(3,117,794)	1,314,792	(4,906,018)	(309,388)	(3,220,608)	994,068

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	381,098	505,615	377,441	365,176	995,272	1,390,523	1,625,205	1,688,306
Transfers between funds	(1,027,268)	1,536,945	(1,455,147)	966,508	(1,095,713)	1,111,088	(8,948,419)	6,600,687
Surrenders (note 6)	(183,023)	(56,211)	(276,736)	(249,522)	(343,352)	(767,489)	(2,198,324)	(2,352,346)
Death benefits (note 4)	(3,895)	(6,894)	(4,272)	(6,430)	(48,102)	(46,361)	(15,711)	(94,429)
Net policy repayments (loans) (note 5)	6,564	(21,315)	(26,965)	(81,603)	(85,839)	(124,679)	22,327	(124,144)
Deductions for surrender charges (note 2d)	(11,101)	(4,930)	(8,842)	(5,615)	(35,973)	(62,327)	(43,255)	(28,156)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(122,865)	(113,213)	(201,354)	(192,936)	(549,379)	(612,654)	(615,128)	(647,554)
Asset charges (note 3):
FPVUL & VEL contracts	(7,878)	(8,187)	(11,618)	(12,654)	(38,735)	(49,353)	(32,283)	(34,649)
MSP contracts	(266)	(137)	(488)	(497)	(1,487)	(1,861)	(1,774)	(3,112)
SL contracts or LSFP contracts	(1,680)	(1,660)	(1,500)	(1,995)	(6,031)	(7,158)	(6,937)	(6,896)
Adjustments to maintain reserves	(244)	70	(495)	84	(284)	(31)	(633)	104

Net equity transactions	(970,558)	1,830,083	(1,609,976)	780,515	(1,209,623)	829,698	(10,214,932)	4,997,811

Net change in contract owners’ equity	(2,600,857)	2,242,694	(4,727,770)	2,095,307	(6,115,641)	520,310	(13,435,540)	5,991,879
Contract owners’ equity beginning of period	4,103,710	1,861,016	8,636,840	6,541,533	14,140,535	13,620,225	24,527,533	18,535,654

Contract owners’ equity end of period	$1,502,853	4,103,710	3,909,070	8,636,840	8,024,894	14,140,535	11,091,993	24,527,533

CHANGES IN UNITS:
Beginning units	249,550	136,014	450,804	417,938	983,392	917,588	1,551,246	1,218,460
Units purchased	35,785	132,102	26,945	102,600	114,968	197,638	132,794	582,515
Units redeemed	(107,582)	(18,566)	(129,999)	(69,734)	(211,658)	(131,834)	(854,061)	(249,729)

Ending units	177,753	249,550	347,750	450,804	886,702	983,392	829,979	1,551,246

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVRE1		AMGP		AMINS		AMCG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$2,895	-	52,323	28,394	-	69,179	(20,752)	(24,011)
Realized gain (loss) on investments	(7,493)	-	607,105	1,423,112	(131,792)	144,850	2,433,292	2,826,675
Change in unrealized gain (loss) on investments	(38,458)	-	(5,426,146)	(490,657)	(1,655,919)	(380,354)	(23,546,784)	6,405,275
Reinvested capital gains	-	-	386,741	-	(47)	245,830	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(43,056)	-	(4,379,977)	960,849	(1,787,758)	79,505	(21,134,244)	9,207,939

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,943	-	533,544	865,049	240,129	358,782	2,145,143	2,615,746
Transfers between funds	149,247	-	(828,918)	(1,518,839)	(330,601)	1,976,152	702,907	215,894
Surrenders (note 6)	-	-	(580,792)	(831,265)	(109,755)	(68,663)	(2,500,205)	(2,411,434)
Death benefits (note 4)	-	-	(1,810)	(14,398)	-	-	(94,449)	(45,413)
Net policy repayments (loans) (note 5)	(16)	-	(11,762)	(98,543)	(76,321)	(48,573)	(149,167)	(321,555)
Deductions for surrender charges (note 2d)	-	-	(16,272)	(33,345)	(3,815)	(4,016)	(78,775)	(91,950)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,038)	-	(425,209)	(456,772)	(128,360)	(125,872)	(1,780,702)	(1,819,681)
Asset charges (note 3):
FPVUL & VEL contracts	(119)	-	(28,304)	(34,369)	(9,210)	(10,837)	(91,519)	(114,501)
MSP contracts	(23)	-	(677)	(863)	(622)	(830)	(1,799)	(2,117)
SL contracts or LSFP contracts	(54)	-	(2,722)	(3,821)	(2,035)	(1,919)	(14,571)	(17,643)
Adjustments to maintain reserves	(21)	-	(406)	8	(18)	(92)	(905)	126

Net equity transactions	155,919	-	(1,363,328)	(2,127,158)	(420,608)	2,074,132	(1,864,042)	(1,992,528)

Net change in contract owners’ equity	112,863	-	(5,743,305)	(1,166,309)	(2,208,366)	2,153,637	(22,998,286)	7,215,411
Contract owners’ equity beginning of period	-	-	12,773,599	13,939,908	4,197,313	2,043,676	49,234,222	42,018,811

Contract owners’ equity end of period	$112,863	-	7,030,294	12,773,599	1,988,947	4,197,313	26,235,936	49,234,222

CHANGES IN UNITS:
Beginning units	-	-	633,674	760,688	280,340	140,884	2,319,260	2,370,878
Units purchased	20,331	-	59,167	64,818	33,317	162,648	273,625	314,230
Units redeemed	(344)	-	(141,071)	(191,832)	(65,648)	(23,192)	(385,761)	(365,848)

Ending units	19,987	-	551,770	633,674	248,009	280,340	2,207,124	2,319,260

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMTP		AMRI		AMRS		AMFAS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$73,355	124,790	37,123	745	9,627	5,364	(1,252)	(1,623)
Realized gain (loss) on investments	(421,355)	780,824	(505,252)	33,868	(21,349)	17,720	(90,339)	81,135
Change in unrealized gain (loss) on investments	(11,677,741)	(1,165,305)	(828,907)	(28,828)	(533,333)	(44,082)	(721,945)	(109,895)
Reinvested capital gains	2,415,975	2,014,528	7,577	20,694	2,094	34,794	57,762	14,207

Net increase (decrease) in contract owners’ equity resulting from operations	(9,609,766)	1,754,837	(1,289,459)	26,479	(542,961)	13,796	(755,774)	(16,176)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	837,423	1,083,019	56,676	30,871	138,819	166,291	101,816	146,992
Transfers between funds	(1,868,595)	87,747	2,466,371	425,549	(65,723)	354,850	(109,239)	476,028
Surrenders (note 6)	(1,781,243)	(1,152,951)	(35,429)	(24,648)	(24,804)	(43,073)	(31,777)	(84,650)
Death benefits (note 4)	(8,738)	(46,278)	-	(1,656)	(11,532)	-	(1,645)	(485)
Net policy repayments (loans) (note 5)	(12,816)	(215,608)	(21)	(2,814)	1,302	(1,403)	(3,328)	(10,951)
Deductions for surrender charges (note 2d)	(42,668)	(18,508)	-	-	(2,907)	(605)	(3,025)	(1,540)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(665,429)	(721,945)	(30,345)	(24,688)	(41,760)	(36,655)	(42,162)	(42,991)
Asset charges (note 3):
FPVUL & VEL contracts	(42,886)	(54,526)	-	-	(3,872)	(4,106)	(2,992)	(3,587)
MSP contracts	(1,254)	(1,624)	-	-	(94)	(120)	(1)	(9)
SL contracts or LSFP contracts	(7,616)	(13,264)	-	-	(531)	(575)	(488)	(519)
Adjustments to maintain reserves	(450)	180	134	(21)	(180)	50	(233)	(20)

Net equity transactions	(3,594,272)	(1,053,757)	2,457,386	402,593	(11,282)	434,654	(93,074)	478,268

Net change in contract owners’ equity	(13,204,038)	701,080	1,167,927	429,072	(554,243)	448,450	(848,848)	462,092
Contract owners’ equity beginning of period	21,408,794	20,707,714	850,249	421,177	1,255,217	806,767	2,010,133	1,548,041

Contract owners’ equity end of period	$8,204,756	21,408,794	2,018,176	850,249	700,974	1,255,217	1,161,285	2,010,133

CHANGES IN UNITS:
Beginning units	1,122,738	1,186,366	80,562	41,094	94,148	62,360	131,640	101,912
Units purchased	82,274	127,991	315,418	54,649	16,313	36,883	20,799	49,468
Units redeemed	(304,393)	(191,619)	(42,809)	(15,181)	(13,193)	(5,095)	(26,750)	(19,740)

Ending units	900,619	1,122,738	353,171	80,562	97,268	94,148	125,689	131,640

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMSRS		OVGR		OVGS3		OVGS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$78,334	3,373	8,313	101,507	261,264	244,490	845,558	846,098
Realized gain (loss) on investments	98,903	95,838	4,568,473	6,719,902	(289,295)	407,900	(965,153)	3,526,168
Change in unrealized gain (loss) on investments	(2,095,483)	105,082	(62,205,433)	9,684,670	(9,114,516)	(391,749)	(34,242,609)	(3,673,827)
Reinvested capital gains	267,832	12,686	-	-	1,150,196	890,130	4,220,261	3,596,308

Net increase (decrease) in contract owners’ equity resulting from operations	(1,650,414)	216,979	(57,628,647)	16,506,079	(7,992,351)	1,150,771	(30,141,943)	4,294,747

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	309,947	505,485	7,344,776	8,908,934	2,684,561	3,872,113	2,401,717	3,797,108
Transfers between funds	(435,771)	1,576,590	(310,762)	(4,903,637)	(2,059,065)	695,556	(5,865,197)	276,478
Surrenders (note 6)	(85,548)	(161,532)	(7,454,657)	(5,455,212)	(829,253)	(628,603)	(1,776,719)	(2,108,991)
Death benefits (note 4)	(1,658)	-	(191,646)	(201,427)	(20,918)	(16,782)	(148,172)	(16,525)
Net policy repayments (loans) (note 5)	(81,048)	(22,401)	(1,111,356)	(969,994)	3,287	(248,139)	(262,820)	(412,767)
Deductions for surrender charges (note 2d)	(7,506)	(11,783)	(162,619)	(181,339)	(55,150)	(52,984)	(35,786)	(59,987)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(174,838)	(158,957)	(3,654,611)	(3,830,226)	(817,887)	(841,921)	(1,332,970)	(1,494,333)
Asset charges (note 3):
FPVUL & VEL contracts	(11,164)	(11,046)	(167,420)	(208,136)	(56,150)	(64,092)	(50,045)	(72,352)
MSP contracts	(1,448)	(1,270)	(4,585)	(6,183)	(1,449)	(1,529)	(1,529)	(2,218)
SL contracts or LSFP contracts	(2,360)	(2,779)	(22,589)	(28,295)	(10,451)	(11,539)	(9,177)	(12,664)
Adjustments to maintain reserves	(334)	15	5,396	842	(351)	687	468	155

Net equity transactions	(491,728)	1,712,322	(5,730,073)	(6,874,673)	(1,162,826)	2,702,767	(7,080,230)	(106,097)

Net change in contract owners’ equity	(2,142,142)	1,929,301	(63,358,720)	9,631,406	(9,155,177)	3,853,538	(37,222,173)	4,188,650
Contract owners’ equity beginning of period	4,656,655	2,727,354	132,737,253	123,105,847	20,804,678	16,951,140	75,892,307	71,703,657

Contract owners’ equity end of period	$2,514,513	4,656,655	69,378,533	132,737,253	11,649,501	20,804,678	38,670,134	75,892,307

CHANGES IN UNITS:
Beginning units	254,068	160,134	9,062,720	9,247,300	1,378,496	1,194,348	4,806,202	4,816,044
Units purchased	26,402	115,981	1,590,721	1,701,790	252,195	334,319	500,377	730,054
Units redeemed	(53,924)	(22,047)	(1,766,530)	(1,886,370)	(340,055)	(150,171)	(1,211,508)	(739,896)

Ending units	226,546	254,068	8,886,911	9,062,720	1,290,636	1,378,496	4,095,071	4,806,202

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVHI3		OVHI		OVSC		OVGI

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$58,804	-	149,441	314,323	23,275	15,649	504,633	435,438
Realized gain (loss) on investments	(159,257)	(6,634)	(166,191)	86,244	(97,250)	167,507	1,138,150	2,488,360
Change in unrealized gain (loss) on investments	(1,000,576)	(19,298)	(1,660,237)	(343,433)	(2,212,248)	(459,107)	(19,355,708)	(967,352)
Reinvested capital gains	-	-	-	-	258,437	166,883	2,237,977	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,101,029)	(25,932)	(1,676,987)	57,134	(2,027,786)	(109,068)	(15,474,948)	1,956,446

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	419,209	709,190	(387)	1,082,944	450,600	780,405	3,363,400	3,690,819
Transfers between funds	341,131	250,372	(379,904)	(2,419,418)	(264,671)	755,331	(4,055,339)	(780,458)
Surrenders (note 6)	(49,336)	(25,203)	(66,422)	(159,395)	(307,661)	(104,836)	(1,730,646)	(2,533,652)
Death benefits (note 4)	(226)	-	(373)	-	(2,511)	(12,370)	(343,056)	(199,548)
Net policy repayments (loans) (note 5)	10,055	54,725	(26,706)	(39,080)	(1,699)	(89,390)	(378,172)	(281,305)
Deductions for surrender charges (note 2d)	(3,652)	(734)	(5,718)	(16,904)	(14,692)	(11,852)	(92,080)	(123,182)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(64,943)	(21,896)	(94,620)	(222,796)	(213,561)	(225,202)	(1,757,515)	(1,995,539)
Asset charges (note 3):
FPVUL & VEL contracts	(4,006)	(1,313)	(7,083)	(13,593)	(15,918)	(18,899)	(109,256)	(140,142)
MSP contracts	(160)	(4)	(240)	(343)	(199)	(265)	(4,122)	(5,805)
SL contracts or LSFP contracts	(1,233)	(787)	(907)	(1,520)	(2,812)	(3,019)	(13,912)	(17,229)
Adjustments to maintain reserves	(99)	92	(245)	38	(374)	(18)	159	35

Net equity transactions	646,740	964,442	(582,605)	(1,790,066)	(373,498)	1,069,885	(5,120,539)	(2,386,005)

Net change in contract owners’ equity	(454,289)	938,510	(2,259,592)	(1,732,932)	(2,401,284)	960,817	(20,595,487)	(429,559)
Contract owners’ equity beginning of period	938,510	-	2,689,101	4,422,033	5,475,151	4,514,334	43,847,202	44,276,761

Contract owners’ equity end of period	$484,221	938,510	429,509	2,689,101	3,073,867	5,475,151	23,251,715	43,847,202

CHANGES IN UNITS:
Beginning units	97,144	-	197,334	324,172	264,706	215,614	3,011,778	3,166,310
Units purchased	162,432	108,703	5	84,130	33,710	74,470	310,596	439,351
Units redeemed	(22,141)	(11,559)	(49,562)	(210,968)	(59,382)	(25,378)	(745,600)	(593,883)

Ending units	237,435	97,144	147,777	197,334	239,034	264,706	2,576,774	3,011,778

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVHI3		OVHI		OVSC		OVGI
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$58,804	-	149,441	314,323	23,275	15,649	504,633	435,438
Realized gain (loss) on investments	(159,257)	(6,634)	(166,191)	86,244	(97,250)	167,507	1,138,150	2,488,360
Change in unrealized gain (loss) on investments	(1,000,576)	(19,298)	(1,660,237)	(343,433)	(2,212,248)	(459,107)	(19,355,708)	(967,352)
Reinvested capital gains	-	-	-	-	258,437	166,883	2,237,977	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,101,029)	(25,932)	(1,676,987)	57,134	(2,027,786)	(109,068)	(15,474,948)	1,956,446

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	419,209	709,190	(387)	1,082,944	450,600	780,405	3,363,400	3,690,819
Transfers between funds	341,131	250,372	(379,904)	(2,419,418)	(264,671)	755,331	(4,055,339)	(780,458)
Surrenders (note 6)	(49,336)	(25,203)	(66,422)	(159,395)	(307,661)	(104,836)	(1,730,646)	(2,533,652)
Death benefits (note 4)	(226)	-	(373)	-	(2,511)	(12,370)	(343,056)	(199,548)
Net policy repayments (loans) (note 5)	10,055	54,725	(26,706)	(39,080)	(1,699)	(89,390)	(378,172)	(281,305)
Deductions for surrender charges (note 2d)	(3,652)	(734)	(5,718)	(16,904)	(14,692)	(11,852)	(92,080)	(123,182)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(64,943)	(21,896)	(94,620)	(222,796)	(213,561)	(225,202)	(1,757,515)	(1,995,539)
Asset charges (note 3):
FPVUL & VEL contracts	(4,006)	(1,313)	(7,083)	(13,593)	(15,918)	(18,899)	(109,256)	(140,142)
MSP contracts	(160)	(4)	(240)	(343)	(199)	(265)	(4,122)	(5,805)
SL contracts or LSFP contracts	(1,233)	(787)	(907)	(1,520)	(2,812)	(3,019)	(13,912)	(17,229)
Adjustments to maintain reserves	(99)	92	(245)	38	(374)	(18)	159	35

Net equity transactions	646,740	964,442	(582,605)	(1,790,066)	(373,498)	1,069,885	(5,120,539)	(2,386,005)

Net change in contract owners’ equity	(454,289)	938,510	(2,259,592)	(1,732,932)	(2,401,284)	960,817	(20,595,487)	(429,559)
Contract owners’ equity beginning of period	938,510	-	2,689,101	4,422,033	5,475,151	4,514,334	43,847,202	44,276,761

Contract owners’ equity end of period	$484,221	938,510	429,509	2,689,101	3,073,867	5,475,151	23,251,715	43,847,202

CHANGES IN UNITS:
Beginning units	97,144	-	197,334	324,172	264,706	215,614	3,011,778	3,166,310
Units purchased	162,432	108,703	5	84,130	33,710	74,470	310,596	439,351
Units redeemed	(22,141)	(11,559)	(49,562)	(210,968)	(59,382)	(25,378)	(745,600)	(593,883)

Ending units	237,435	97,144	147,777	197,334	239,034	264,706	2,576,774	3,011,778

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVAG		OVSB		PMVAAA		PMVLDA
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(23,328)	(37,301)	36,548	-	74,642	128,819	1,728,311	1,913,743
Realized gain (loss) on investments	1,727,853	2,820,783	(121,954)	-	(563,102)	8,648	(419,197)	(167,628)
Change in unrealized gain (loss) on investments	(21,121,810)	141,986	(132,574)	-	11,957	(16,995)	(2,328,192)	1,198,669
Reinvested capital gains	-	-	8,893	-	1,935	-	711,450	-

Net increase (decrease) in contract owners’ equity resulting from operations	(19,417,285)	2,925,468	(209,087)	-	(474,568)	120,472	(307,628)	2,944,784

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,038,005	3,427,890	(623)	-	70,000	144,724	1,692,096	3,597,316
Transfers between funds	(5,705,434)	(1,452,282)	1,191,878	-	(972,523)	482,973	(9,059,553)	2,555,949
Surrenders (note 6)	(2,170,737)	(4,254,620)	-	-	(22,724)	(232,208)	(1,479,864)	(986,777)
Death benefits (note 4)	(102,026)	(139,588)	-	-	(204)	(1,178)	(49,806)	(60,757)
Net policy repayments (loans) (note 5)	(106,937)	(378,872)	-	-	(3,240)	-	(1,047,811)	(42,960)
Deductions for surrender charges (note 2d)	(77,260)	(111,321)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,671,852)	(1,992,158)	(9,149)	-	(29,399)	(22,357)	(633,058)	(827,477)
Asset charges (note 3):
FPVUL & VEL contracts	(91,808)	(121,672)	-	-	-	-	-	-
MSP contracts	(1,693)	(2,609)	-	-	-	-	-	-
SL contracts or LSFP contracts	(9,105)	(12,439)	-	-	-	-	-	-
Adjustments to maintain reserves	581	29	(30)	-	(400)	20	(12,472)	4,838

Net equity transactions	(6,898,266)	(5,037,642)	1,182,076	-	(958,490)	371,974	(10,590,468)	4,240,132

Net change in contract owners’ equity	(26,315,551)	(2,112,174)	972,989	-	(1,433,058)	492,446	(10,898,096)	7,184,916
Contract owners’ equity beginning of period	45,568,660	47,680,834	-	-	2,029,293	1,536,847	47,677,006	40,492,090

Contract owners’ equity end of period	$19,253,109	45,568,660	972,989	-	596,235	2,029,293	36,778,910	47,677,006

CHANGES IN UNITS:
Beginning units	3,363,248	3,773,684	-	-	151,384	123,954	4,028,120	3,670,596
Units purchased	291,129	348,013	115,419	-	11,263	48,196	233,784	1,479,479
Units redeemed	(915,230)	(758,449)	(958)	-	(109,756)	(20,766)	(1,133,925)	(1,121,955)

Ending units	2,739,147	3,363,248	114,461	-	52,891	151,384	3,127,979	4,028,120

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	PMVRRA		PMVTRA		PIVEMI		PIHYB1
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$2,059,317	1,999,912	7,218,261	6,022,108	148	-	1,197,941	756,130
Realized gain (loss) on investments	(2,023,389)	(620,299)	354,992	(1,269,327)	(56,494)	-	(963,927)	(27,374)
Change in unrealized gain (loss) on investments	(5,605,641)	3,064,499	(3,481,322)	6,741,192	(17,307)	-	(6,240,402)	11,391
Reinvested capital gains	93,651	120,384	3,186,763	-	11,846	-	144,329	13,618

Net increase (decrease) in contract owners’ equity resulting from operations	(5,476,062)	4,564,496	7,278,694	11,493,973	(61,807)	-	(5,862,059)	753,765

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,887,102	2,971,467	8,598,401	10,036,226	74,918	-	343,967	1,169,898
Transfers between funds	11,568,776	5,652,439	7,194,947	19,558,903	136,504	-	1,587,756	1,707,078
Surrenders (note 6)	(2,661,467)	(1,694,488)	(7,588,144)	(4,425,966)	-	-	(400,493)	(183,443)
Death benefits (note 4)	(104,005)	(28,740)	(105,782)	(156,187)	-	-	(21,596)	(9,978)
Net policy repayments (loans) (note 5)	(166,404)	(372,736)	(98,628)	(1,354,201)	-	-	(24,303)	(11,848)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(835,606)	(533,350)	(2,703,684)	(1,723,540)	(3,279)	-	(191,582)	(175,606)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1,190	5,410	(77,076)	3,500	(15)	-	805	(2,920)

Net equity transactions	11,689,586	6,000,002	5,220,034	21,938,735	208,128	-	1,294,554	2,493,181

Net change in contract owners’ equity	6,213,524	10,564,498	12,498,728	33,432,708	146,321	-	(4,567,505)	3,246,946
Contract owners’ equity beginning of period	53,660,681	43,096,183	157,654,475	124,221,767	-	-	16,922,106	13,675,160

Contract owners’ equity end of period	$59,874,205	53,660,681	170,153,203	157,654,475	146,321	-	12,354,601	16,922,106

CHANGES IN UNITS:
Beginning units	3,896,610	3,453,452	12,123,210	10,375,034	-	-	982,886	840,566
Units purchased	1,726,978	843,355	3,703,813	3,930,079	34,037	-	310,809	298,319
Units redeemed	(941,502)	(400,197)	(3,318,405)	(2,181,903)	(491)	-	(181,591)	(155,999)

Ending units	4,682,086	3,896,610	12,508,618	12,123,210	33,546	-	1,112,104	982,886

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	PVGIB		PVTIGB		PVOEGB		PVTSCB
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$16,107	17,993	47,275	71,341	(101)	-	-	-
Realized gain (loss) on investments	(108,274)	53,316	(277,605)	601,287	(17,966)	-	(5)	-
Change in unrealized gain (loss) on investments	(415,966)	(329,857)	(1,264,839)	(765,324)	(7,288)	-	(185)	-
Reinvested capital gains	138,494	206,758	363,224	308,832	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(369,639)	(51,790)	(1,131,945)	216,136	(25,355)	-	(190)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	152,107	144,799	826,228	276,917	8	-	978	-
Transfers between funds	(96,968)	(280,484)	(427,634)	654,875	60,750	-	(307)	-
Surrenders (note 6)	(27,526)	(11,050)	(955,027)	(2,705,953)	-	-	-	-
Death benefits (note 4)	-	-	(963)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,247)	(17,511)	(2,074)	(71,912)	-	-	-	-
Deductions for surrender charges (note 2d)	(6,914)	(3,348)	(6,331)	(42,978)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(57,215)	(77,473)	(85,874)	(107,212)	(496)	-	(128)	-
Asset charges (note 3):
FPVUL & VEL contracts	(3,453)	(5,034)	(6,457)	(8,968)	-	-	-	-
MSP contracts	(29)	(40)	(208)	(287)	-	-	-	-
SL contracts or LSFP contracts	(282)	(349)	(710)	(914)	-	-	-	-
Adjustments to maintain reserves	(161)	(20)	(231)	37	(7)	-	(3)	-

Net equity transactions	(42,688)	(250,509)	(659,281)	(2,006,396)	60,255	-	540	-

Net change in contract owners’ equity	(412,327)	(302,299)	(1,791,226)	(1,790,260)	34,900	-	350	-
Contract owners’ equity beginning of period	1,031,415	1,333,714	3,064,041	4,854,301	-	-	-	-

Contract owners’ equity end of period	$619,088	1,031,415	1,272,815	3,064,041	34,900	-	350	-

CHANGES IN UNITS:
Beginning units	65,188	79,204	132,680	227,790	-	-	-	-
Units purchased	9,737	9,142	8,842	37,262	6,441	-	126	-
Units redeemed	(11,099)	(23,158)	(43,188)	(132,372)	(61)	-	(61)	-

Ending units	63,826	65,188	98,334	132,680	6,380	-	65	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	PVTVB		ROCMC		ROCSC		TRBCG2
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$-	-	947,726	666,825	436	-	3,046	2,508
Realized gain (loss) on investments	(1,958)	12,981	(4,937,527)	2,843,088	(27,914)	-	(59,502)	49,202
Change in unrealized gain (loss) on investments	(127,926)	10,030	(22,022,108)	(6,178,520)	(27,164)	-	(1,474,808)	200,505
Reinvested capital gains	-	-	4,399,048	4,638,864	9,209	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(129,884)	23,011	(21,612,861)	1,970,257	(45,433)	-	(1,531,264)	252,215

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	59,978	93,868	2,812,562	3,535,598	(438)	-	299,965	428,338
Transfers between funds	186,570	(29,054)	(4,277,856)	4,897,994	135,434	-	1,147,780	969,998
Surrenders (note 6)	(6,633)	(11,432)	(4,724,452)	(3,340,590)	-	-	(344,940)	(28,609)
Death benefits (note 4)	-	-	(71,800)	(67,890)	-	-	(1,351)	-
Net policy repayments (loans) (note 5)	(6,164)	(1,374)	(73,410)	(324,950)	-	-	(12,096)	(3,256)
Deductions for surrender charges (note 2d)	(2,842)	(4,601)	-	-	-	-	(5,842)	(1,412)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(29,124)	(32,129)	(630,156)	(726,471)	(1,358)	-	(119,958)	(94,502)
Asset charges (note 3):
FPVUL & VEL contracts	(1,707)	(2,070)	-	-	-	-	(7,845)	(6,487)
MSP contracts	(6)	(8)	-	-	-	-	(532)	(686)
SL contracts or LSFP contracts	(327)	(169)	-	-	-	-	(1,777)	(1,061)
Adjustments to maintain reserves	(108)	1	(3,199)	1,829	(13)	-	(220)	55

Net equity transactions	199,637	13,032	(6,968,311)	3,975,520	133,625	-	953,184	1,262,379

Net change in contract owners’ equity	69,753	36,043	(28,581,172)	5,945,777	88,192	-	(578,080)	1,514,593
Contract owners’ equity beginning of period	435,405	399,362	54,942,627	48,996,850	-	-	2,962,485	1,447,892

Contract owners’ equity end of period	$505,158	435,405	26,361,455	54,942,627	88,192	-	2,384,405	2,962,485

CHANGES IN UNITS:
Beginning units	29,740	28,784	2,306,592	2,136,548	-	-	212,892	117,044
Units purchased	32,166	6,820	315,681	780,947	12,179	-	128,729	107,456
Units redeemed	(7,110)	(5,864)	(667,300)	(610,903)	(141)	-	(42,652)	(11,608)

Ending units	54,796	29,740	1,954,973	2,306,592	12,038	-	298,969	212,892

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TREI2		TRHS2		TRLT2		TRMCG2
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$1,539,466	1,217,141	(2,656)	-	59,606	31,808	(51,496)	(61,195)
Realized gain (loss) on investments	(6,172,572)	2,442,812	(144,836)	-	2,698	505	(2,479,227)	795,326
Change in unrealized gain (loss) on investments	(31,210,378)	(7,086,343)	(376,879)	-	(49,239)	9,510	(9,104,416)	(119,402)
Reinvested capital gains	2,480,253	5,888,178	15,673	-	-	-	1,211,901	2,917,556

Net increase (decrease) in contract owners’ equity resulting from operations	(33,363,231)	2,461,788	(508,698)	-	13,065	41,823	(10,423,238)	3,532,285

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,232,449	6,699,108	5,594	-	112,013	39,059	925,312	1,551,393
Transfers between funds	(6,218,723)	5,950,710	1,786,033	-	919,477	477,727	(1,414,889)	1,142,298
Surrenders (note 6)	(2,795,104)	(4,533,132)	-	-	(11,282)	(706)	(361,231)	(1,247,446)
Death benefits (note 4)	(167,243)	(348,000)	-	-	(777)	-	(35,088)	(7,610)
Net policy repayments (loans) (note 5)	(658,239)	(390,286)	-	-	(48,259)	939	(566,879)	-
Deductions for surrender charges (note 2d)	(7,186)	(11,317)	-	-	(255)	(93)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,347,179)	(1,463,229)	(12,928)	-	(60,809)	(19,732)	(273,589)	(255,221)
Asset charges (note 3):
FPVUL & VEL contracts	(14,872)	(13,769)	-	-	(3,616)	(1,583)	-	-
MSP contracts	(983)	(1,406)	-	-	(651)	(90)	-	-
SL contracts or LSFP contracts	(2,366)	(3,475)	-	-	(1,485)	(585)	-	-
Adjustments to maintain reserves	(70,718)	(31)	(44)	-	(177)	97	(241)	480

Net equity transactions	(7,050,164)	5,885,173	1,778,655	-	904,179	495,032	(1,726,605)	1,183,894

Net change in contract owners’ equity	(40,413,395)	8,346,961	1,269,957	-	917,244	536,855	(12,149,843)	4,716,179
Contract owners’ equity beginning of period	99,173,060	90,826,099	-	-	1,080,464	543,609	27,431,571	22,715,392

Contract owners’ equity end of period	$58,759,665	99,173,060	1,269,957	-	1,997,708	1,080,464	15,281,728	27,431,571

CHANGES IN UNITS:
Beginning units	5,451,242	5,136,926	-	-	97,460	51,598	1,163,522	1,128,870
Units purchased	626,301	1,435,442	180,138	-	92,195	48,184	106,871	379,140
Units redeemed	(1,000,636)	(1,121,126)	(1,513)	-	(11,780)	(2,322)	(189,114)	(344,488)

Ending units	5,076,907	5,451,242	178,625	-	177,875	97,460	1,081,279	1,163,522

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TRNAG1		TRPSB1		DSRG		MSVEG
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(35,943)	(40,234)	11,390	611	91,532	79,177	(181)	-
Realized gain (loss) on investments	(1,376,218)	358,825	(66,200)	(153)	(37,843)	388,700	(13,359)	-
Change in unrealized gain (loss) on investments	(3,452,913)	(144,425)	(106,121)	(6,873)	(4,914,476)	673,725	(108,805)	-
Reinvested capital gains	491,458	1,393,989	2,733	5,564	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,373,616)	1,568,155	(158,198)	(851)	(4,860,787)	1,141,602	(122,345)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,106,652	1,422,255	73,353	(1)	1,404,443	1,669,314	28,868	-
Transfers between funds	(2,709,368)	597,210	606,784	68,501	(436,901)	(919,841)	295,330	-
Surrenders (note 6)	(347,867)	(312,800)	(144,521)	-	(928,362)	(1,145,171)	-	-
Death benefits (note 4)	(645)	(2,395)	-	-	(30,015)	(70,515)	-	-
Net policy repayments (loans) (note 5)	(121,973)	-	-	-	(117,066)	(145,670)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	(34,630)	(42,105)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(190,490)	(181,347)	(20,264)	(1,837)	(907,724)	(948,726)	(1,231)	-
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	(50,478)	(61,327)	-	-
MSP contracts	-	-	-	-	(1,555)	(2,201)	-	-
SL contracts or LSFP contracts	-	-	-	-	(3,926)	(4,892)	-	-
Adjustments to maintain reserves	12,991	217	(2,376)	28	(349)	127	(7)	-

Net equity transactions	(2,250,700)	1,523,140	512,976	66,691	(1,106,563)	(1,671,007)	322,960	-

Net change in contract owners’ equity	(6,624,316)	3,091,295	354,778	65,840	(5,967,350)	(529,405)	200,615	-
Contract owners’ equity beginning of period	14,399,860	11,308,565	65,840	-	14,899,134	15,428,539	-	-

Contract owners’ equity end of period	$7,775,544	14,399,860	420,618	65,840	8,931,784	14,899,134	200,615	-

CHANGES IN UNITS:
Beginning units	1,054,646	939,794	6,060	-	1,157,932	1,291,626	-	-
Units purchased	215,604	255,291	66,190	6,231	139,091	170,624	39,612	-
Units redeemed	(345,001)	(140,439)	(16,946)	(171)	(237,384)	(304,318)	(204)	-

Ending units	925,249	1,054,646	55,304	6,060	1,059,639	1,157,932	39,408	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VWEM		VWHA		MSVFI		MSEM
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(14,781)	80,751	54,218	3,145	154,326	101,028	819,894	780,351
Realized gain (loss) on investments	(4,526,521)	2,424,018	(622,236)	2,746,926	(107,670)	(4,898)	(841,995)	(156,036)
Change in unrealized gain (loss) on investments	(23,938,240)	850,067	(21,816,757)	3,778,614	(413,202)	49,582	(2,401,089)	(291,052)
Reinvested capital gains	10,596,053	3,792,797	4,885,678	2,778,314	-	-	481,742	339,236

Net increase (decrease) in contract owners’ equity resulting from operations	(17,883,489)	7,147,633	(17,499,097)	9,306,999	(366,546)	145,712	(1,941,448)	672,499

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,007,668	2,180,732	1,902,431	1,842,459	305,945	331,884	613,187	899,552
Transfers between funds	(4,372,528)	5,342,557	2,478,714	5,003,434	(24,028)	935,694	324,466	506,893
Surrenders (note 6)	(768,579)	(2,715,913)	(2,488,620)	(2,075,418)	(244,066)	(20,459)	(461,545)	(459,758)
Death benefits (note 4)	(92,205)	(17,254)	(38,385)	(63,440)	(1,494)	(12,161)	(68,046)	(6,488)
Net policy repayments (loans) (note 5)	(447,465)	(225,567)	(214,120)	(142,453)	(21,270)	(10,954)	(145,616)	(89,124)
Deductions for surrender charges (note 2d)	(18,433)	(67,425)	(21,877)	(15,474)	(8,979)	(3,439)	(22,328)	(8,810)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(598,991)	(680,487)	(749,021)	(581,186)	(162,370)	(127,517)	(340,928)	(319,737)
Asset charges (note 3):
FPVUL & VEL contracts	(41,362)	(56,895)	(42,083)	(39,632)	(10,290)	(8,674)	(20,654)	(22,360)
MSP contracts	(669)	(933)	(1,151)	(1,097)	(760)	(818)	(784)	(909)
SL contracts or LSFP contracts	(4,921)	(6,996)	(7,456)	(6,656)	(3,085)	(2,520)	(3,204)	(3,833)
Adjustments to maintain reserves	7,501	52	4,091	(1,244)	(189)	8	(1,977)	82

Net equity transactions	(4,329,984)	3,751,872	822,523	3,919,293	(170,586)	1,081,045	(127,429)	495,507

Net change in contract owners’ equity	(22,213,473)	10,899,505	(16,676,574)	13,226,292	(537,132)	1,226,757	(2,068,877)	1,168,006
Contract owners’ equity beginning of period	30,937,883	20,038,378	34,366,407	21,140,115	3,429,821	2,203,064	12,225,490	11,057,484

Contract owners’ equity end of period	$8,724,410	30,937,883	17,689,833	34,366,407	2,892,689	3,429,821	10,156,613	12,225,490

CHANGES IN UNITS:
Beginning units	783,472	722,392	774,780	720,990	281,694	190,806	520,660	514,122
Units purchased	90,758	201,896	138,968	188,799	29,162	110,813	71,545	117,121
Units redeemed	(255,281)	(140,816)	(172,593)	(135,009)	(46,278)	(19,925)	(76,225)	(110,583)

Ending units	618,949	783,472	741,155	774,780	264,578	281,694	515,980	520,660

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VKVGR2		MSVMG		MSVRE		VVB
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$16,204	-	56,620	(10,665)	1,931,947	891,057	(1,229)	-
Realized gain (loss) on investments	(245,402)	-	(981,795)	123,206	(8,799,452)	13,619,379	(109,374)	-
Change in unrealized gain (loss) on investments	(97,237)	-	(7,029,521)	902,460	(37,903,882)	(37,103,354)	(135,377)	-
Reinvested capital gains	40,355	-	2,360,835	356,505	21,917,133	7,855,595	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(286,080)	-	(5,593,861)	1,371,506	(22,854,254)	(14,737,323)	(245,980)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	72,581	-	389,908	514,478	4,104,448	7,996,860	(4,174)	-
Transfers between funds	784,940	-	3,845,128	2,083,000	(8,546,259)	(14,575,193)	1,179,310	-
Surrenders (note 6)	(72,650)	-	(434,570)	(397,963)	(3,097,720)	(5,715,823)	-	-
Death benefits (note 4)	-	-	(7,483)	(17,838)	(128,638)	(94,246)	-	-
Net policy repayments (loans) (note 5)	-	-	(25,264)	(118,658)	(140,232)	(871,143)	-	-
Deductions for surrender charges (note 2d)	-	-	(8,625)	(6,663)	(102,435)	(138,585)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,354)	-	(225,557)	(179,405)	(1,952,954)	(2,680,819)	(5,305)	-
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(9,007)	(11,015)	(105,281)	(160,011)	-	-
MSP contracts	-	-	(127)	(154)	(4,536)	(7,515)	-	-
SL contracts or LSFP contracts	-	-	(1,208)	(1,350)	(16,171)	(22,906)	-	-
Adjustments to maintain reserves	(115)	-	(307)	15	11,950	(1,594)	(18)	-

Net equity transactions	771,402	-	3,522,888	1,864,446	(9,977,828)	(16,270,975)	1,169,813	-

Net change in contract owners’ equity	485,322	-	(2,070,973)	3,235,952	(32,832,082)	(31,008,298)	923,833	-
Contract owners’ equity beginning of period	-	-	9,189,887	5,953,935	69,636,509	100,644,807	-	-

Contract owners’ equity end of period	$485,322	-	7,118,914	9,189,887	36,804,427	69,636,509	923,833	-

CHANGES IN UNITS:
Beginning units	-	-	809,774	641,876	2,337,392	2,819,290	-	-
Units purchased	114,455	-	520,416	242,918	288,801	452,612	119,655	-
Units redeemed	(15,144)	-	(146,650)	(75,020)	(632,056)	(934,510)	(615)	-

Ending units	99,311	-	1,183,540	809,774	1,994,137	2,337,392	119,040	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VVDV		VVI		VVMCI		VVSTC
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(1,565)	-	(3,937)	-	(3,403)	-	(2,912)	-
Realized gain (loss) on investments	(89,099)	-	(532,712)	-	(360,620)	-	(52,078)	-
Change in unrealized gain (loss) on investments	(387,618)	-	(1,233,518)	-	(898,879)	-	(73,797)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(478,282)	-	(1,770,167)	-	(1,262,902)	-	(128,787)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(4,204)	-	(23,058)	-	(10,909)	-	1,416	-
Transfers between funds	1,501,460	-	3,961,815	-	3,232,018	-	2,474,769	-
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,894)	-	(17,240)	-	(14,818)	-	(13,426)	-
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(19)	-	(36)	-	(28)	-	(6)	-

Net equity transactions	1,490,343	-	3,921,481	-	3,206,263	-	2,462,753	-

Net change in contract owners’ equity	1,012,061	-	2,151,314	-	1,943,361	-	2,333,966	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$1,012,061	-	2,151,314	-	1,943,361	-	2,333,966	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	157,366	-	391,257	-	331,699	-	244,739	-
Units redeemed	(887)	-	(2,367)	-	(1,884)	-	(1,375)	-

Ending units	156,479	-	388,890	-	329,815	-	243,364	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SVDF		SVOF		WFVSCG
	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(266)	-	388,022	152,034	(1,482)	-
Realized gain (loss) on investments	(30,313)	-	(955,001)	1,395,702	(236,374)	-
Change in unrealized gain (loss) on investments	(195,789)	-	(13,787,129)	(3,753,806)	(329,646)	-
Reinvested capital gains	-	-	4,767,838	4,072,320	195,059	-

Net increase (decrease) in contract owners’ equity resulting from operations	(226,368)	-	(9,586,270)	1,866,250	(372,443)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	615,569	-	1,218,192	1,651,619	28,552	-
Transfers between funds	581,802	-	(2,983,915)	(2,371,425)	1,088,648	-
Surrenders (note 6)	-	-	(873,707)	(1,259,320)	-	-
Death benefits (note 4)	-	-	(22,889)	(11,325)	-	-
Net policy repayments (loans) (note 5)	-	-	(48,236)	(454,366)	-	-
Deductions for surrender charges (note 2d)	-	-	(56,570)	(42,949)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,578)	-	(745,101)	(824,682)	(11,689)	-
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(45,030)	(55,843)	-	-
MSP contracts	-	-	(1,029)	(1,246)	-	-
SL contracts or LSFP contracts	-	-	(8,489)	(12,989)	-	-
Adjustments to maintain reserves	(385)	-	(450)	2,073	751	-

Net equity transactions	1,185,408	-	(3,567,224)	(3,380,453)	1,106,262	-

Net change in contract owners’ equity	959,040	-	(13,153,494)	(1,514,203)	733,819	-
Contract owners’ equity beginning of period	-	-	27,013,467	28,527,670	-	-

Contract owners’ equity end of period	$959,040	-	13,859,973	27,013,467	733,819	-

CHANGES IN UNITS:
Beginning units	-	-	1,866,960	2,101,264	-	-
Units purchased	177,334	-	108,819	206,219	138,794	-
Units redeemed	(1,974)	-	(375,291)	(440,523)	(8,207)	-

Ending units	175,360	-	1,600,488	1,866,960	130,587	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF - Basic Value Fund - Series I (AVBVI)

AIM VIF - Capital Appreciation Fund - Series I (AVCA)

AIM VIF - Capital Development Fund - Series I (AVCDI)

AIM VIF - International Growth Fund - Series I (AVIE)

AIM VIF - Mid Cap Core Equity Fund - Series I (AVMCCI)*

AllianceBernstein Growth and Income Fund - Class A (ALGIA)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS - Growth and Income Portfolio - Class A (ALVGIA)

AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)*

AllianceBernstein VPS - International Value Portfolio - Class A (ALVIVA)

AllianceBernstein VPS - International Value Portfolio - Class B (ALVIVB)*

AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class A (ALVSVA)

AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)*

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Income & Growth Fund - Class I (ACVIG)

American Century VP - Inflation Protection Fund - Class II (ACVIP2)

American Century VP - International Fund - Class I (ACVI)

American Century VP - International Fund - Class III (ACVI3)

American Century VP - Mid Cap Value Fund - Class I (ACVMV1)

American Century VP - Mid Cap Value Fund - Class II (ACVMV2)*

American Century VP - Ultra(R) Fund - Class I (ACVU1)

American Century VP - Value Fund - Class I (ACVV)

American Century VP - Value Fund - Class II (ACVV2)*

American Century VP - Vista(SM) Fund - Class I (ACVVS1)

American Century VP - Vista(SM) Fund - Class II (ACVVS2)*

Portfolios of the American Funds Insurance Series(R) (American Funds IS);

American Funds IS - Asset Allocation Fund - Class 2 (AMVAA2)

American Funds IS - Bond Fund - Class 2 (AMVBD2)

American Funds IS - Global Small Capitalization Fund - Class 2 (AMVGS2)

American Funds IS - Growth Fund - Class 2 (AMVGR2)

BlackRock International Index V.I. Fund - Class II (MLVIX2)*

BlackRock Large Cap Core V.I. Fund - Class II (MLVLC2)

Calvert Variable Series Inc. - Social Equity Portfolio (CVSSE)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust - Global Small Cap Portfolio (WVCP)

Credit Suisse Trust - International Focus Portfolio (WIEP)

Credit Suisse Trust - Large Cap Value Portfolio (WGIP)

Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP - European Equity Portfolio (DVEE)*

Dreyfus IP - Mid Cap Stock Portfolio - Initial Class (DVMCS)

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)

Dreyfus Mid Cap Index Fund, Inc. (DMCIX)*

Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Dreyfus Stock Index Fund, Inc. - Service Class (DSIFS)*

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)

Dreyfus VIF - Appreciation Portfolio - Service Class (DCAPS)*

Dreyfus VIF - Developing Leaders Portfolio - Initial Class (DSC)

Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)

DWS Investments VIT Funds - DWS Small Cap Index VIP - Class A (BISCI)*

Portfolios of the DWS Variable Series II Funds;

DWS Variable Series II - Dreman High Return Equity VIP - Class B (SVSHEB)

DWS Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - American Leaders Fund II - Primary Class (FALF)

Federated IS - Capital Appreciation Fund II - Primary Class (FVCA2P)

Federated IS - Market Opportunity Fund II - Service Class (FVMOS)

Federated IS - Quality Bond Fund II - Primary Class (FQB)

Federated IS - Quality Bond Fund II - Service Class (FQBS)*

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)

Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)*

Fidelity(R) VIP - Freedom 2015 Portfolio - Service Class (FF15S)

Fidelity(R) VIP - Freedom 2025 Portfolio - Service Class (FF25S)

Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)

Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)*

Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)

Fidelity(R) VIP - High Income Portfolio - Service Class R (FHISR)

Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)

Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)

Fidelity(R) VIP II - Index 500 Portfolio - Initial Class (FIP)

Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)

Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)*

Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);

Fidelity(R) VIP III - Growth & Income Portfolio - Service Class (FGIS)*

Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)*

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund IV (Fidelity(R) VIP IV);

Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)

Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)

Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*

Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)

Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)

Franklin Templeton VIP - Foreign Securities Fund - Class 1 (TIF)

Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)

Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)

Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Templeton VIP - Global Income Securities Fund - Class 2 (FTVGI2)

Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)

Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)

Franklin Templeton VIP - Mutual Discovery Securities Fund - Class 2 (FTVMD2)

Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Templeton VIP - Small Cap Value Securities Fund - Class 1 (FTVSVI)

Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)

Goldman Sachs Mid Cap Value Fund - Class A (GSMCE)*

Portfolios of the Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT);

Goldman Sachs VIT - Mid Cap Value Fund (GVMCE)

Portfolios of the Ivy Fund Variable Insurance Portfolio, Inc. (Ivy Fund VIP,Inc.) ( formerly W&R Target Funds, Inc.);

Ivy Fund VIP, Inc. - Asset Strategy (WRASP)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Ivy Fund VIP, Inc. - Growth (WRGP)

Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)

Ivy Fund VIP, Inc. - Science and Technology (WRSTP)

Portfolios of the Janus Aspen Series;

Janus Aspen Series - Balanced Portfolio - Service Class (JABS)

Janus Aspen Series - Forty Portfolio - Service Class (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)

Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)

Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)

Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)

Portfolios of the JPMorgan Insurance Trust;

JPMorgan Insurance Trust - Balanced Portfolio 1 (OGAA)*

JPMorgan Insurance Trust - Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust - Diversified Equity Portfolio 1 (OGDEP)*

JPMorgan Insurance Trust - Diversified Mid Cap Growth Portfolio 1 (OGGO)

JPMorgan Insurance Trust - Diversified Mid Cap Value Portfolio 1 (OGMVP)

JPMorgan Insurance Trust - Equity-Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust - Government Bond Portfolio 1 (OGGB)*

JPMorgan Insurance Trust - Intrepid Growth Portfolio - Class 1 (OGLG) (formerly Large Cap Growth Portfolio -Class 1)*

JPMorgan Insurance Trust - Intrepid Mid Cap Portfolio 1 (OGDMP)*

Portfolios of the Legg Mason Partners Variable Equity Trust (Legg Mason Partners VET);

Legg Mason Partners VET - Small Cap Growth Portfolio - Class I (SBVSG)

Portfolios of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)

Portfolios of the Lincoln Variable Insurance Products Trust (Lincoln VIP);

Lincoln VIP - Baron Growth Opportunities Funds - Service Class (BNCAI)

Lord Abbett Series Fund, Inc. - Mid Cap Value Portfolio - Class VC (LOVMCV)

M Fund, Inc. - Brandes International Equity Fund (MFBIE)*

M Fund, Inc. - Business Opportunity Value Fund (MFBOV)*

M Fund, Inc. - Frontier Capital Appreciation Fund (MFFCA)*

M Fund, Inc. - Turner Core Growth Fund (MFTCG)*

Portfolios of the MFS(R) Variable Insurance Trust (MFS(R) VIT);

MFS(R) VIT - Investors Growth Stock Series - Initial Class (MIGIC)

MFS(R) VIT - Research International Series - Service Class (MVRISC)

MFS(R) VIT - Value Series - Initial Class (MVFIC)

MFS(R) VIT - Value Series - Service Class (MVFSC)

Nationwide GVIT Strategic Value Fund - Class I (SVF)*

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)

Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)

Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)

Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)

Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)

Nationwide VIT - Cardinal Aggressive Fund - Class I (NVCRA1)

Nationwide VIT - Cardinal Balanced Fund - Class I (NVCRB1)

Nationwide VIT - Cardinal Capital Appreciation Fund - Class I (NVCCA1)

Nationwide VIT - Cardinal Conservative Fund - Class I (NVCCN1)

Nationwide VIT - Cardinal Moderate Fund - Class I (NVCMD1)

Nationwide VIT - Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

Nationwide VIT - Cardinal Moderately Conservative Fund - Class I (NVCMC1)

Nationwide VIT - Core Bond Fund - Class I (NVCBD1)

Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)

Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)

Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)

Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)

Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)

Nationwide VIT - Gartmore International Equity Fund - Class I (GIG) (formerly Gartmore International Growth Fund - Class I)

Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3) (formerly Gartmore International Growth Fund - Class III)

Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)

Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)

Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)

Nationwide VIT - Government Bond Fund - Class I (GBF)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT - Growth Fund - Class I (CAF)

Nationwide VIT - Health Sciences Fund - Class I (GVGH1) (formerly Global Health Sciences Fund - Class I)

Nationwide VIT - Health Sciences Fund - Class III (GVGHS) (formerly Global Health Sciences Fund - Class III)

Nationwide VIT - International Index Fund - Class II (GVIX2)

Nationwide VIT - International Index Fund - Class VI (GVIX6)

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)

Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class I (NVLCP1)

Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)

Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)

Nationwide VIT - Mid Cap Index Fund - Class II (MCIF2)*

Nationwide VIT - Money Market Fund - Class I (SAM)

Nationwide VIT - Money Market Fund - Class V (SAM5)

Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)

Nationwide VIT - Multi-Manager International Value Fund - Class I (GVDIVI) (formerly International Value Fund - Class I)

Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3) (formerly International Value Fund - Class III)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

Nationwide VIT - Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)

Nationwide VIT - Nationwide Fund - Class I (TRF)

Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)

Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)*

Nationwide VIT - Short Term Bond Fund - Class I (NVSTB1)*

Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)

Nationwide VIT - Technology and Communications Fund - Class I (GGTC) (formerly Global Technology and Communications Fund - Class I)

Nationwide VIT - Technology and Communications Fund - Class III (GGTC3) (formerly Global Technology and Communications Fund - Class III)

Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)

Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)

Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)

Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)

Neuberger Berman AMT - International Portfolio - Class S (AMINS)

Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)

Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)

Neuberger Berman AMT - Regency Portfolio - Class I (AMRI)

Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)

Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS) (formerly Fasciano Portfolio – Class S)

Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)

Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)*

Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)

Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)*

Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)

Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)

Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)

Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Oppenheimer VAF - Strategic Bond Fund - Non-Service Class (OVSB)

PIMCO Total Return Fund - Administrative Class (PMTRAD)*

Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);

PIMCO VIT - All Asset Portfolio - Administrative Class (PMVAAA)

PIMCO VIT - Foreign Bond Portfolio (unhedged) - Administrative Class (PMVFBA)*

PIMCO VIT - Low Duration Portfolio - Administrative Class (PMVLDA)

PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)

PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)

Portfolios of the Pioneer Variable Contracts Trust (Pioneer VCT);

Pioneer VCT - Pioneer Emerging Markets Portfolio - Class I (PIVEMI)

Pioneer VCT - Pioneer High Yield Portfolio - Class I (PIHYB1)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT - Growth and Income Fund - Class IB (PVGIB)

Putnam VT - International Equity Fund - Class IB (PVTIGB)

Putnam VT - OTC & Emerging Growth Fund - Class IB (PVOEGB)

Putnam VT - Small Cap Value Fund - Class IB (PVTSCB)

Putnam VT - Vista Fund - Class IB (PVVIB)*

Putnam VT - Voyager Fund - Class IB (PVTVB)

Royce Capital Fund - Micro Cap Portfolio (ROCMC)

Royce Capital Fund - Small Cap Portfolio (ROCSC)

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)

T. Rowe Price Equity Income Portfolio - II (TREI2)

T. Rowe Price Health Sciences Portfolio - II (TRHS2)

T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)

T. Rowe Price Mid Cap Growth Portfolio - II (TRMCG2)

T. Rowe Price New America Growth Portfolio (TRNAG1)

T. Rowe Price Personal Strategy Balanced Portfolio (TRPSB1)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Portfolios of The Universal Institutional Funds, Inc.(The Universal IF, Inc.);

The Universal IF, Inc. - Capital Growth Portfolio - Class I (MSVEG) (formerly Van Kampen UIF - Equity Growth Portfolio - Class I)

Turner GVIT Growth Focus Fund - Class I (TGF)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)

Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT - Capital Growth Portfolio - Class II (ACEG2) (formerly Strategic Growth Portfolio - Class II)*

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)

Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)

Van Kampen UIF - Emerging Markets Debt Portfolio - Class II (MSEMB)*

Van Kampen UIF - Global Real Estate Portfolio - Class II (VKVGR2)

Van Kampen UIF - Mid Cap Growth Portfolio - Class II (MSVMG2)*

Van Kampen UIF - Mid Cap Growth Portfolio- Class I (MSVMG)

Van Kampen UIF - U.S. Mid Cap Value Portfolio - Class I (MSVMV)*

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)

Portfolios of the Vanguard(R) Variable Insurance Funds (Vanguard(R) VIF);

Vanguard(R) VIF - Balanced Portfolio (VVB)

Vanguard(R) VIF - Diversified Value Portfolio (VVDV)

Vanguard(R) VIF - International Portfolio (VVI)

Vanguard(R) VIF - Mid Cap Index Portfolio (VVMCI)

Vanguard(R) VIF - Short-Term Investment-Grade Portfolio (VVSTC)

Portfolios of the Wells Fargo Advantage Variable Trust Funds(SM) (Wells Fargo AVT);

Wells Fargo AVT - Discovery Fund(SM) (SVDF)

Wells Fargo AVT - Opportunity Fund(SM) (SVOF)

Wells Fargo AVT - Small Cap Growth Fund (WFVSCG)

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company. A contract owner may choose from among a number of different underlying mutual fund options.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(2) Policy Charges

(a) Deductions from Premium

For individual flexible premium and survivorship contracts, the Company deducts a minimum of 0.5% to a maximum of 7.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

There are no deductions from premium on modified single premium contracts.

For the Corporate Series, the Company deducts a front-end sales load of 9.0% (5.5% starting in the seventh policy year) from each premium payment received. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

For Future Corporate Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% (5.5% starting in the sixth policy year) from each premium payment received.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 10% from each premium payment received.

For the periods ended December 31, 2007 and 2006, total front-end sales charge deductions were $18,211,128 and $22,337,781, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For flexible premium survivorship, the Company currently deducts a minimum monthly administration charge of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly against each contract by liquidating units.

For modified single premium contracts, for all states other than New York, the Company currently deducts a minimum monthly administration charge of $10 per policy per month. The actual charge is determined by multiplying 0.30% on an annualized basis by the policy’s cash value. This charge may be reduced to 0.15% on an annualized basis for policy years 11 and later. In New York, this charge is assessed in all policy years, with a maximum charge of $7.50 per month. These charges are assessed monthly against each contract by liquidating units.

For ProtectionSM flexible premium contracts, the Company deducts a policy expense per $1,000 of Specified Amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of Specified Amount. For last survivor contracts, the Company deducts a per $1,000 of Specified Amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of Specified Amount. These charges are assessed monthly against each contract by liquidating units.

For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed against each contract by liquidating units. Currently, this charge is $5 per month in all policy years (guaranteed not to exceed $10 per month).

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For individual flexible premium, flexible premium survivorship and modified single premium and corporate contracts, the charge is 100% of the initial surrender charge in the first year, and declines a Specified Amount each year to 0% of the initial surrender charge in the ninth year or later. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

Corporate contracts do not currently assess surrender charges.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

(a) Modified Single Premium Contracts (MSP)

For modified single premium contracts, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the sub-accounts. This charge is assessed monthly against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(b) Flexible Premium and Variable Executive Life Contracts (FPVUL and VEL)

For Choice LifeSM contracts, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units. For Choice Life ProtectionSM contracts and Best of America® ProtectionSM contracts, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(c) Survivorship Life Contracts (SL)

For Choice Survivorship and Last Survivor contracts, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.46 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.46 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(d) Corporate Contracts

For Future Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account for the first five policy years. For policy years six and later this charge is guaranteed not to exceed 5.5%. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Account. Currently, this rate will not exceed 0.60%. This charge is assessed monthly against each contract by liquidating units.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2007 and 2006, total transfers into the Account from the fixed account were $37,793,952 and $26,820,115, respectively, and total transfers from the Account to the fixed account were $78,945,707 and $52,254,217, respectively.

7) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$3,234,054,969	0	$3,234,054,969

Accounts Payable of $151,674 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2008.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
AIM VIF - Basic Value Fund - Series I (AVBVI)
2008	0.00%	322,494	$8.572219	$2,764,489	0.87%	-51.77%
2008	0.10%	14,438	8.518126	122,985	0.87%	-51.82%
2008	0.25%	65,576	8.437654	553,308	0.87%	-51.89%
2008	0.40%	11,858	8.357923	99,108	0.87%	-51.96%
2007	0.00%	315,430	17.772480	5,605,973	0.59%	1.54%
2007	0.10%	14,780	17.678080	261,282	0.59%	1.44%
2007	0.20%	34,052	17.584241	598,779	0.59%	1.34%
2007	0.25%	74,740	17.537474	1,310,751	0.59%	1.29%
2007	0.40%	16,380	17.397964	284,979	0.59%	1.14%
2006	0.00%	334,122	17.502242	5,847,884	0.42%	13.20%
2006	0.10%	1,258	17.426798	21,923	0.42%	13.09%
2006	0.20%	55,730	17.351728	967,012	0.42%	12.98%
2006	0.25%	70,154	17.314284	1,214,666	0.42%	12.92%
2006	0.40%	30,412	17.202471	523,162	0.42%	12.75%
2005	0.00%	300,432	15.460790	4,644,916	0.09%	5.74%
2005	0.10%	174	15.409499	2,681	0.09%	5.63%
2005	0.20%	46,214	15.358428	709,774	0.09%	5.53%
2005	0.25%	54,050	15.332927	828,745	0.09%	5.47%
2005	0.40%	44,502	15.256716	678,954	0.09%	5.32%
2004	0.00%	218,854	14.622048	3,200,094	0.00%	11.07%
2004	0.10%	27,138	14.588087	395,892	0.00%	10.96%
2004	0.20%	23,358	14.554224	339,958	0.00%	10.85%
2004	0.25%	98,126	14.537319	1,426,489	0.00%	10.79%
2004	0.40%	73,606	14.486704	1,066,308	0.00%	10.63%
AIM VIF - Capital Appreciation Fund - Series I (AVCA)
2008	0.00%	73,269	9.848393	721,582	0.00%	-42.49%
2007	0.00%	101,352	17.125365	1,735,690	0.00%	12.01%
2006	0.00%	102,104	15.288632	1,561,030	0.06%	6.30%
2005	0.00%	85,976	14.382523	1,236,552	0.08%	8.84%
2004	0.00%	57,596	13.214909	761,126	0.00%	6.63%
AIM VIF - Capital Development Fund - Series I (AVCDI)
2008	0.00%	186,381	11.515462	2,146,263	0.00%	-47.03%
2008	0.10%	18,486	11.442826	211,532	0.00%	-47.08%
2008	0.20%	60,947	11.370648	693,007	0.00%	-47.13%
2008	0.25%	249,314	11.334726	2,825,906	0.00%	-47.16%
2008	0.40%	60,293	11.227657	676,949	0.00%	-47.24%
2007	0.00%	192,610	21.737696	4,186,898	0.00%	10.84%
2007	0.10%	113,300	21.622263	2,449,802	0.00%	10.73%
2007	0.20%	105,866	21.507445	2,276,907	0.00%	10.62%
2007	0.25%	191,752	21.450254	4,113,129	0.00%	10.57%
2007	0.40%	129,860	21.279639	2,763,374	0.00%	10.40%
2006	0.00%	180,668	19.610981	3,543,077	0.00%	16.52%
2006	0.10%	100,288	19.526450	1,958,269	0.00%	16.40%
2006	0.20%	73,000	19.442307	1,419,288	0.00%	16.29%
2006	0.25%	158,748	19.400361	3,079,769	0.00%	16.23%
2006	0.40%	137,464	19.275099	2,649,632	0.00%	16.06%
2005	0.00%	164,886	16.830569	2,775,125	0.00%	9.60%
2005	0.10%	29,388	16.774744	492,976	0.00%	9.50%
2005	0.20%	21,682	16.719125	362,504	0.00%	9.39%
2005	0.25%	93,372	16.691371	1,558,507	0.00%	9.33%
2005	0.40%	247,510	16.608430	4,110,753	0.00%	9.17%
2004	0.00%	122,266	15.355666	1,877,476	0.00%	15.50%
2004	0.10%	12,220	15.320003	187,210	0.00%	15.38%
2004	0.20%	996	15.284432	15,223	0.00%	15.27%
2004	0.25%	27,246	15.266666	415,956	0.00%	15.21%
2004	0.40%	59,864	15.213529	910,743	0.00%	15.04%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
AIM VIF - International Growth Fund - Series I (AVIE)
2008	0.00%	5,516	$12.348500	$68,114	0.54%	-40.38%
2008	0.10%	207,823	12.291069	2,554,367	0.54%	-40.44%
2008	0.20%	118,867	12.233919	1,454,209	0.54%	-40.50%
2008	0.25%	1,309,467	12.205427	15,982,604	0.54%	-40.53%
2008	0.40%	203,177	12.120383	2,462,583	0.54%	-40.62%
2007	0.10%	183,632	20.636261	3,789,478	0.53%	14.60%
2007	0.20%	187,080	20.560904	3,846,534	0.53%	14.49%
2007	0.25%	903,590	20.523294	18,544,643	0.53%	14.43%
2007	0.40%	475,710	20.410961	9,709,698	0.53%	14.26%
2006	0.20%	189,366	17.958795	3,400,785	0.97%	27.98%
2006	0.25%	447,740	17.934952	8,030,195	0.97%	27.91%
2006	0.40%	461,146	17.863705	8,237,776	0.97%	27.72%
2005	0.20%	451,992	14.032735	6,342,684	1.14%	17.69%
2005	0.25%	202,258	14.021093	2,835,878	1.14%	17.63%
2005	0.40%	457,728	13.986284	6,401,914	1.14%	17.46%
2004	0.20%	126,346	11.923183	1,506,446	1.36%	19.23%	5/3/2004
2004	0.25%	26,402	11.919243	314,692	1.36%	19.19%	5/3/2004
2004	0.40%	152,296	11.907437	1,813,455	1.36%	19.07%	5/3/2004
AllianceBernstein VPS - Growth and Income Portfolio - Class A (ALVGIA)
2008	0.00%	227,556	11.368917	2,587,065	2.03%	-40.60%
2008	0.10%	84,717	11.297207	957,065	2.03%	-40.66%
2008	0.25%	548,481	11.190516	6,137,785	2.03%	-40.75%
2008	0.40%	31,102	11.084829	344,760	2.03%	-40.84%
2007	0.00%	232,948	19.140759	4,458,802	1.44%	5.12%
2007	0.10%	63,136	19.039121	1,202,054	1.44%	5.01%
2007	0.20%	47,418	18.938067	898,005	1.44%	4.91%
2007	0.25%	720,052	18.887703	13,600,128	1.44%	4.85%
2007	0.40%	63,592	18.737498	1,191,555	1.44%	4.70%
2006	0.00%	241,896	18.208779	4,404,631	1.37%	17.29%
2006	0.10%	3,554	18.130310	64,435	1.37%	17.17%
2006	0.20%	44,760	18.052215	808,017	1.37%	17.05%
2006	0.25%	422,112	18.013258	7,603,612	1.37%	16.99%
2006	0.40%	395,572	17.896979	7,079,544	1.37%	16.82%
2005	0.00%	247,326	15.525074	3,839,754	1.48%	4.87%
2005	0.10%	84,426	15.473584	1,306,373	1.48%	4.76%
2005	0.20%	37,842	15.422290	583,610	1.48%	4.66%
2005	0.25%	369,126	15.396687	5,683,317	1.48%	4.61%
2005	0.40%	386,306	15.320186	5,918,280	1.48%	4.45%
2004	0.00%	243,956	14.804614	3,611,674	0.92%	11.46%
2004	0.10%	13,180	14.770235	194,672	0.92%	11.35%
2004	0.20%	28,554	14.735953	420,770	0.92%	11.24%
2004	0.25%	426,728	14.718823	6,280,934	0.92%	11.18%
2004	0.40%	309,918	14.667608	4,545,756	0.92%	11.02%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
AllianceBernstein VPS - International Value Portfolio - Class A (ALVIVA)
2008	0.00%	84,052	$5.619859	$472,360	1.09%	-53.18%
2008	0.20%	981,200	5.589904	5,484,814	1.09%	-53.28%
2008	0.25%	2,650,624	5.582435	14,796,936	1.09%	-53.30%
2008	0.40%	967,247	5.560105	5,377,995	1.09%	-53.37%
2007	0.20%	656,858	11.964050	7,858,682	1.13%	5.63%
2007	0.25%	1,304,024	11.954073	15,588,398	1.13%	5.57%
2007	0.40%	764,464	11.924192	9,115,616	1.13%	5.42%
2006	0.20%	287,868	11.326575	3,260,558	0.57%	13.27%	5/1/2006
2006	0.25%	343,264	11.322832	3,886,721	0.57%	13.23%	5/1/2006
2006	0.40%	453,968	11.311574	5,135,093	0.57%	13.12%	5/1/2006
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class A (ALVSVA)
2008	0.00%	231,734	13.192861	3,057,234	0.72%	-35.58%
2008	0.25%	95,945	13.007237	1,247,979	0.72%	-35.74%
2008	0.40%	489	12.897108	6,307	0.72%	-35.83%
2007	0.00%	214,120	20.478040	4,384,758	0.89%	1.70%
2007	0.25%	62,706	20.240586	1,269,206	0.89%	1.45%
2006	0.00%	168,136	20.134859	3,385,395	0.45%	14.42%
2005	0.00%	198,030	17.597332	3,484,800	0.74%	6.91%
2004	0.00%	181,154	16.459431	2,981,692	0.13%	19.30%
American Century VP - Income & Growth Fund - Class I (ACVIG)
2008	0.00%	1,027,223	11.575621	11,890,744	2.04%	-34.59%
2008	0.10%	110,562	8.825580	975,774	2.04%	-34.65%
2008	0.20%	111,787	8.619752	963,576	2.04%	-34.72%
2008	0.25%	128,424	8.584965	1,102,516	2.04%	-34.75%
2007	0.00%	1,143,260	17.695903	20,231,018	1.91%	-0.07%
2007	0.10%	113,024	13.505398	1,526,434	1.91%	-0.17%
2007	0.20%	101,346	13.203656	1,338,138	1.91%	-0.27%
2007	0.25%	200,072	13.156950	2,632,337	1.91%	-0.32%
2006	0.00%	1,305,236	17.707797	23,112,854	1.85%	17.09%
2006	0.10%	23,772	13.528072	321,589	1.85%	16.97%
2006	0.20%	163,996	13.239121	2,171,163	1.85%	16.85%
2006	0.25%	284,862	13.198939	3,759,876	1.85%	16.80%
2006	0.40%	280	14.724248	4,123	1.85%	16.62%
2005	0.00%	1,496,010	15.123633	22,625,106	1.94%	4.63%
2005	0.10%	27,068	11.565387	313,052	1.94%	4.53%
2005	0.20%	123,222	11.329648	1,396,062	1.94%	4.42%
2005	0.25%	284,088	11.300886	3,210,446	1.94%	4.37%
2005	0.40%	1,326	12.625722	16,742	1.94%	4.21%
2004	0.00%	1,546,166	14.454301	22,348,749	1.37%	12.99%
2004	0.10%	39,010	11.064552	431,628	1.37%	12.88%
2004	0.20%	141,218	10.849845	1,532,193	1.37%	12.77%
2004	0.25%	368,640	10.827688	3,991,519	1.37%	12.71%
2004	0.40%	177,026	12.115153	2,144,697	1.37%	12.54%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
2008	0.00%	1,471,121	$12.144940	$17,866,676	4.70%	-1.59%
2007	0.00%	555,690	12.340997	6,857,769	4.55%	9.49%
2006	0.00%	555,240	11.270913	6,258,062	3.48%	1.59%
2005	0.00%	535,932	11.094803	5,946,060	4.48%	1.56%
2004	0.00%	457,932	10.924094	5,002,492	3.35%	5.81%
American Century VP - International Fund - Class I (ACVI)
2008	0.00%	712,789	12.061113	8,597,029	0.81%	-44.82%
2008	0.10%	585,318	9.812726	5,743,565	0.81%	-44.88%
2008	0.20%	669,811	7.700423	5,157,828	0.81%	-44.93%
2008	0.25%	595,526	7.669381	4,567,316	0.81%	-44.96%
2007	0.00%	846,898	21.858923	18,512,278	0.70%	18.06%
2007	0.10%	655,660	17.801907	11,671,998	0.70%	17.94%
2007	0.20%	563,546	13.983846	7,880,540	0.70%	17.82%
2007	0.25%	760,806	13.934456	10,601,418	0.70%	17.76%
2007	0.40%	3,154	17.343787	54,702	0.70%	17.58%
2006	0.00%	1,069,366	18.515660	19,800,017	1.58%	25.03%
2006	0.10%	620,316	15.094317	9,363,246	1.58%	24.90%
2006	0.20%	530,226	11.868885	6,293,191	1.58%	24.78%
2006	0.25%	987,980	11.832909	11,690,677	1.58%	24.71%
2006	0.40%	146,198	14.750278	2,156,461	1.58%	24.53%
2005	0.00%	1,314,688	14.809535	19,469,918	1.25%	13.25%
2005	0.10%	645,460	12.085047	7,800,414	1.25%	13.14%
2005	0.20%	640,818	9.512128	6,095,543	1.25%	13.03%
2005	0.25%	882,458	9.488028	8,372,786	1.25%	12.97%
2005	0.40%	243,536	11.844974	2,884,678	1.25%	12.80%
2004	0.00%	1,713,168	13.076396	22,402,063	0.56%	14.92%
2004	0.10%	881,348	10.681395	9,414,026	0.56%	14.81%
2004	0.20%	434,052	8.415693	3,652,848	0.56%	14.69%
2004	0.25%	923,768	8.398563	7,758,324	0.56%	14.64%
2004	0.40%	1,074,540	10.500552	11,283,263	0.56%	14.47%
American Century VP - International Fund - Class III (ACVI3)
2008	0.00%	684,882	9.507294	6,511,375	0.80%	-44.82%
2007	0.00%	702,238	17.230511	12,099,920	0.60%	18.06%
2006	0.00%	548,782	14.595156	8,009,559	1.38%	25.03%
2005	0.00%	366,150	11.673757	4,274,346	0.00%	16.74%	5/2/2005
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
2008	0.00%	162,562	10.066767	1,636,474	0.10%	-24.35%
2008	0.25%	14,371	9.974909	143,349	0.10%	-24.54%
2008	0.40%	655	9.920204	6,498	0.10%	-24.65%
2007	0.00%	172,152	13.306496	2,290,740	0.74%	-2.31%
2007	0.25%	48	13.218157	634	0.74%	-2.55%
2006	0.00%	88,992	13.620466	1,212,113	0.96%	20.30%
2005	0.00%	57,178	11.322176	647,379	1.24%	13.22%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
American Century VP - Ultra(R) Fund - Class I (ACVU1)
2008	0.00%	241,214	$7.776182	$1,875,724	0.00%	-41.48%
2008	0.10%	55,133	7.724476	425,874	0.00%	-41.54%
2008	0.25%	26,763	7.647567	204,672	0.00%	-41.63%
2008	0.40%	155	7.571430	1,174	0.00%	-41.71%
2007	0.00%	263,464	13.288079	3,500,930	0.00%	21.02%
2007	0.10%	72,634	13.212973	959,711	0.00%	20.89%
2007	0.20%	61,870	13.138291	812,866	0.00%	20.77%
2007	0.25%	27,300	13.101110	357,660	0.00%	20.71%
2007	0.40%	9,950	12.990210	129,253	0.00%	20.53%
2006	0.00%	257,010	10.980437	2,822,082	0.00%	-3.28%
2006	0.10%	28,308	10.929351	309,388	0.00%	-3.37%
2006	0.20%	38,106	10.878509	414,536	0.00%	-3.47%
2006	0.25%	24,306	10.853176	263,797	0.00%	-3.52%
2006	0.40%	15,632	10.777532	168,474	0.00%	-3.66%
2005	0.00%	263,874	11.352287	2,995,573	0.00%	2.17%
2005	0.10%	28,300	11.310747	320,094	0.00%	2.06%
2005	0.20%	34,792	11.269368	392,084	0.00%	1.96%
2005	0.25%	252,658	11.248731	2,842,082	0.00%	1.91%
2005	0.40%	28,284	11.187064	316,415	0.00%	1.76%
2004	0.00%	229,742	11.111676	2,552,819	0.00%	10.68%
2004	0.10%	9,976	11.082064	110,555	0.00%	10.56%
2004	0.20%	7,212	11.052535	79,711	0.00%	10.45%
2004	0.25%	212,496	11.037791	2,345,486	0.00%	10.40%
2004	0.40%	102,910	10.993709	1,131,363	0.00%	10.23%
American Century VP - Value Fund - Class I (ACVV)
2008	0.00%	1,960,285	15.448478	30,283,420	2.41%	-26.78%
2008	0.10%	148,861	15.154320	2,255,887	2.41%	-26.85%
2008	0.20%	126,637	13.087397	1,657,349	2.41%	-26.92%
2008	0.25%	740,756	13.034585	9,655,447	2.41%	-26.96%
2008	0.40%	89,037	13.275233	1,181,987	2.41%	-27.07%
2007	0.00%	2,211,696	21.097489	46,661,232	1.58%	-5.14%
2007	0.10%	146,596	20.716530	3,036,960	1.58%	-5.23%
2007	0.20%	200,240	17.908888	3,586,076	1.58%	-5.33%
2007	0.25%	644,276	17.845573	11,497,474	1.58%	-5.38%
2007	0.40%	199,154	18.202380	3,625,077	1.58%	-5.52%
2006	0.00%	2,442,604	22.240206	54,324,016	1.41%	18.65%
2006	0.10%	62,962	21.860590	1,376,386	1.41%	18.53%
2006	0.20%	228,952	18.916906	4,331,063	1.41%	18.42%
2006	0.25%	552,364	18.859509	10,417,314	1.41%	18.36%
2006	0.40%	250,854	19.265641	4,832,863	1.41%	18.18%
2005	0.00%	2,800,196	18.743947	52,486,725	0.83%	5.03%
2005	0.10%	71,456	18.442377	1,317,818	0.83%	4.93%
2005	0.20%	421,892	15.974895	6,739,680	0.83%	4.82%
2005	0.25%	496,994	15.934364	7,919,283	0.83%	4.77%
2005	0.40%	371,836	16.301854	6,061,616	0.83%	4.62%
2004	0.00%	2,668,438	17.845717	47,620,189	0.97%	14.33%
2004	0.10%	59,642	17.576102	1,048,274	0.97%	14.22%
2004	0.20%	321,958	15.239704	4,906,545	0.97%	14.10%
2004	0.25%	351,012	15.208626	5,338,410	0.97%	14.05%
2004	0.40%	572,678	15.582659	8,923,846	0.97%	13.88%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
2008	0.00%	193,947	$8.973691	$1,740,420	0.00%	-48.62%
2008	0.10%	71,127	8.940846	635,936	0.00%	-48.67%
2008	0.25%	86,096	8.891784	765,547	0.00%	-48.75%
2008	0.40%	10,525	8.843015	93,073	0.00%	-48.83%
2007	0.00%	227,012	17.466180	3,965,032	0.00%	39.77%
2007	0.10%	29,042	17.419741	505,904	0.00%	39.63%
2007	0.25%	48,218	17.350253	836,594	0.00%	39.42%
2007	0.40%	9,298	17.281076	160,679	0.00%	39.21%
2006	0.00%	13,662	12.496264	170,724	0.00%	9.01%
2006	0.25%	4,932	12.444525	61,376	0.00%	8.74%
2006	0.40%	9,374	12.413582	116,365	0.00%	8.57%
2005	0.00%	7,434	11.463606	85,220	0.00%	14.64%	5/2/2005
2005	0.25%	248	11.444645	2,838	0.00%	14.45%	5/2/2005
2005	0.40%	596	11.433293	6,814	0.00%	14.33%	5/2/2005
American Funds IS - Asset Allocation Fund - Class 2 (AMVAA2)
2008	0.00%	25,201	6.821773	171,916	4.65%	-29.51%
2008	0.25%	88,189	6.800279	599,710	4.65%	-29.69%
2008	0.40%	3,451	6.787413	23,423	4.65%	-29.79%
American Funds IS - Bond Fund - Class 2 (AMVBD2)
2008	0.00%	702	9.111914	6,397	5.81%	-9.35%
2008	0.20%	49,461	9.088973	449,550	5.81%	-9.53%
2008	0.25%	12,173	9.083242	110,570	5.81%	-9.57%
American Funds IS - Global Small Capitalization Fund - Class 2 (AMVGS2)
2008	0.20%	45,204	5.039200	227,792	0.00%	-49.61%	1/16/2008
2008	0.25%	4,127	5.036777	20,787	0.00%	-49.63%	1/16/2008
American Funds IS - Growth Fund - Class 2 (AMVGR2)
2008	0.20%	138,139	5.623019	776,758	0.96%	-43.77%	1/2/2008
2008	0.25%	12,612	5.620215	70,882	0.96%	-43.80%	1/2/2008
BlackRock International Index V.I. Fund - Class II (MLVIX2)
2006	0.25%	82,570	14.583459	1,204,156	5.83%	25.37%
2006	0.40%	17,946	14.547195	261,064	5.83%	25.18%
2005	0.25%	732	11.632654	8,515	1.76%	16.33%	5/2/2005
2005	0.40%	220	11.621096	2,557	1.76%	16.21%	5/2/2005
BlackRock Large Cap Core V.I. Fund - Class II (MLVLC2)
2008	0.00%	2,673	8.791079	23,499	0.50%	-38.83%
2008	0.10%	27,826	8.758902	243,725	0.50%	-38.89%
2008	0.25%	61,843	8.710851	538,705	0.50%	-38.99%
2008	0.40%	11,606	8.663056	100,543	0.50%	-39.08%
2007	0.10%	16,026	14.333835	229,714	1.23%	8.02%
2007	0.25%	230,248	14.276667	3,287,174	1.23%	7.86%
2007	0.40%	15,428	14.219711	219,382	1.23%	7.69%
2006	0.25%	131,296	13.236885	1,737,950	0.79%	14.33%
2006	0.40%	17,728	13.203975	234,080	0.79%	14.16%
2005	0.25%	101,208	11.577932	1,171,779	0.74%	15.78%	5/2/2005
2005	0.40%	73,626	11.566434	851,590	0.74%	15.66%	5/2/2005
Calvert Variable Series Inc. - Social Equity Portfolio (CVSSE)
2008	0.10%	4,626	10.881799	50,339	0.00%	-35.86%
2008	0.25%	5,877	10.779017	63,348	0.00%	-35.95%
2007	0.10%	3,460	16.964928	58,699	0.00%	9.88%
2007	0.25%	4,512	16.829986	75,937	0.00%	9.71%
2006	0.10%	1,026	15.439612	15,841	0.00%	9.95%
2006	0.25%	7,002	15.339931	107,410	0.00%	9.78%
2006	0.40%	512	15.240875	7,803	0.00%	9.62%
2005	0.10%	1,026	14.042800	14,408	0.06%	4.44%
2005	0.25%	1,152	13.973029	16,097	0.06%	4.28%
2005	0.40%	428	13.903575	5,951	0.06%	4.13%
2004	0.10%	1,026	13.445930	13,796	0.08%	7.05%
2004	0.25%	826	13.399142	11,068	0.08%	6.89%
2004	0.40%	6,064	13.352495	80,970	0.08%	6.73%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Credit Suisse Trust - Global Small Cap Portfolio (WVCP)
2008	0.00%	33,935	$7.770427	$263,689	1.69%	-46.75%
2008	0.25%	5,184	5.551756	28,780	1.69%	-46.89%
2007	0.00%	38,516	14.592824	562,057	0.00%	-3.96%
2007	0.25%	6,308	10.452361	65,933	0.00%	-4.20%
2006	0.00%	46,476	15.193949	706,154	0.00%	13.20%
2006	0.25%	9,586	10.910325	104,586	0.00%	12.92%
2005	0.00%	48,980	13.421675	657,394	0.00%	16.14%
2005	0.25%	15,838	9.661761	153,023	0.00%	15.85%
2004	0.00%	54,638	11.556117	631,403	0.00%	17.99%
2004	0.20%	7,744	8.356633	64,714	0.00%	17.75%
2004	0.25%	25,520	8.339563	212,826	0.00%	17.69%
Credit Suisse Trust - International Focus Portfolio (WIEP)
2008	0.00%	96,326	10.909328	1,050,852	1.75%	-41.03%
2008	0.25%	9,109	9.166659	83,499	1.75%	-41.18%
2007	0.00%	116,860	18.501094	2,162,038	1.09%	16.60%
2007	0.25%	10,580	15.584704	164,886	1.09%	16.30%
2006	0.00%	121,824	15.867715	1,933,069	1.01%	18.65%
2006	0.25%	7,190	13.400060	96,346	1.01%	18.36%
2005	0.00%	132,046	13.373190	1,765,876	0.88%	17.44%
2005	0.25%	7,410	11.321642	83,893	0.88%	17.15%
2004	0.00%	141,708	11.387391	1,613,684	0.99%	14.74%
2004	0.20%	10,148	9.684322	98,276	0.99%	14.51%
2004	0.25%	13,758	9.664537	132,965	0.99%	14.46%
Credit Suisse Trust - Large Cap Value Portfolio (WGIP)
2008	0.00%	72,061	11.767861	848,004	3.07%	-36.19%
2008	0.10%	11,493	10.447694	120,075	3.07%	-36.25%
2007	0.00%	87,284	18.440646	1,609,573	1.30%	1.79%
2007	0.25%	3,478	14.931536	51,932	1.30%	1.53%
2006	0.00%	96,894	18.117019	1,755,430	0.89%	19.35%
2006	0.25%	5,326	14.706419	78,326	0.89%	19.05%
2005	0.00%	117,378	15.179777	1,781,772	0.73%	8.14%
2005	0.25%	2,276	12.352874	28,115	0.73%	7.87%
2004	0.00%	114,260	14.036771	1,603,841	0.58%	11.34%
2004	0.20%	35,398	11.474634	406,179	0.58%	11.12%
2004	0.25%	16,952	11.451229	194,121	0.58%	11.07%
Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)
2008	0.25%	76,781	5.832746	447,844	1.92%	-40.47%
Dreyfus IP - Mid Cap Stock Portfolio - Initial Class (DVMCS)
2008	0.10%	33,401	10.637241	355,294	0.85%	-40.48%
2008	0.25%	19,324	10.536775	203,613	0.85%	-40.57%
2008	0.40%	1,110	10.437244	11,585	0.85%	-40.66%
2007	0.10%	27,786	17.871247	496,570	0.45%	1.40%
2007	0.20%	14,222	17.776343	252,815	0.45%	1.29%
2007	0.25%	30,302	17.729117	537,228	0.45%	1.24%
2007	0.40%	2,880	17.588091	50,654	0.45%	1.09%
2006	0.10%	2,040	17.625316	35,956	0.37%	7.64%
2006	0.20%	15,656	17.549344	274,753	0.37%	7.53%
2006	0.25%	38,318	17.511529	671,007	0.37%	7.48%
2006	0.40%	6,714	17.398454	116,813	0.37%	7.32%
2005	0.10%	2,806	16.374088	45,946	0.02%	9.06%
2005	0.20%	13,484	16.319776	220,056	0.02%	8.95%
2005	0.25%	20,998	16.292721	342,115	0.02%	8.90%
2005	0.40%	9,248	16.211755	149,926	0.02%	8.74%
2004	0.10%	2,784	15.013547	41,798	0.43%	14.36%
2004	0.20%	20,268	14.978665	303,588	0.43%	14.25%
2004	0.25%	41,246	14.961281	617,093	0.43%	14.19%
2004	0.40%	25,166	14.909204	375,205	0.43%	14.02%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
2008	0.00%	615,900	$10.853308	$6,684,552	0.81%	-30.91%
2008	0.10%	244,811	10.781160	2,639,347	0.81%	-30.98%
2008	0.20%	202,504	10.709488	2,168,714	0.81%	-31.05%
2008	0.25%	657,368	10.673834	7,016,637	0.81%	-31.09%
2008	0.40%	157,072	10.567565	1,659,869	0.81%	-31.19%
2007	0.00%	618,466	15.709599	9,715,853	0.38%	-0.65%
2007	0.10%	227,178	15.620822	3,548,707	0.38%	-0.75%
2007	0.20%	151,814	15.532546	2,358,058	0.38%	-0.85%
2007	0.25%	418,268	15.488598	6,478,385	0.38%	-0.90%
2007	0.40%	207,618	15.357469	3,188,487	0.38%	-1.05%
2006	0.00%	707,480	15.813075	11,187,434	0.38%	14.41%
2006	0.10%	28,070	15.739536	441,809	0.38%	14.30%
2006	0.20%	155,436	15.666332	2,435,112	0.38%	14.18%
2006	0.25%	247,338	15.629868	3,865,860	0.38%	14.13%
2006	0.40%	418,714	15.520951	6,498,839	0.38%	13.96%
2005	0.00%	581,680	13.821296	8,039,571	0.00%	7.23%
2005	0.10%	37,378	13.770744	514,723	0.00%	7.13%
2005	0.20%	219,726	13.720362	3,014,720	0.00%	7.02%
2005	0.25%	162,720	13.695264	2,228,493	0.00%	6.97%
2005	0.40%	434,388	13.620186	5,916,445	0.00%	6.81%
2004	0.00%	589,810	12.889095	7,602,117	0.57%	21.88%
2004	0.10%	219,642	12.854754	2,823,444	0.57%	21.76%
2004	0.20%	330,608	12.820499	4,238,560	0.57%	21.64%
2004	0.25%	376,014	12.803427	4,814,268	0.57%	21.58%
2004	0.40%	164,998	12.752292	2,104,103	0.57%	21.40%
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
2008	0.00%	8,607,774	10.866779	93,538,778	2.11%	-37.14%
2008	0.10%	798,401	7.959597	6,354,950	2.11%	-37.20%
2008	0.20%	3,600,239	7.659842	27,577,262	2.11%	-37.27%
2008	0.25%	12,257,626	7.628923	93,512,485	2.11%	-37.30%
2008	0.40%	2,216,931	8.982024	19,912,527	2.11%	-37.39%
2007	0.00%	9,395,826	17.287487	162,430,220	1.72%	5.26%
2007	0.10%	715,466	12.675284	9,068,735	1.72%	5.15%
2007	0.20%	3,344,206	12.210172	40,833,330	1.72%	5.04%
2007	0.25%	10,532,952	12.166992	128,154,343	1.72%	4.99%
2007	0.40%	3,158,044	14.346541	45,307,008	1.72%	4.83%
2006	0.00%	10,489,244	16.424348	172,278,994	1.64%	15.50%
2006	0.10%	363,900	12.054530	4,386,643	1.64%	15.38%
2006	0.20%	3,580,384	11.623891	41,617,993	1.64%	15.27%
2006	0.25%	8,834,012	11.588607	102,373,893	1.64%	15.21%
2006	0.40%	4,780,522	13.685152	65,422,170	1.64%	15.04%
2005	0.00%	12,914,370	14.220511	183,648,941	1.63%	4.69%
2005	0.10%	426,152	10.447448	4,452,201	1.63%	4.59%
2005	0.20%	6,634,008	10.084272	66,899,141	1.63%	4.48%
2005	0.25%	8,079,650	10.058674	81,270,565	1.63%	4.43%
2005	0.40%	3,928,314	11.896207	46,732,037	1.63%	4.27%
2004	0.00%	13,432,296	13.583304	182,454,960	1.82%	10.64%
2004	0.10%	1,151,618	9.989249	11,503,799	1.82%	10.53%
2004	0.20%	4,920,402	9.651621	47,489,855	1.82%	10.42%
2004	0.25%	5,809,448	9.631920	55,956,138	1.82%	10.36%
2004	0.40%	6,072,526	11.408542	69,278,668	1.82%	10.20%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2008	0.00%	1,041,473	$12.719805	$13,247,333	2.12%	-29.55%
2008	0.10%	92,545	9.316859	862,229	2.12%	-29.62%
2008	0.20%	101,573	8.679771	881,630	2.12%	-29.69%
2008	0.25%	580,600	8.644744	5,019,138	2.12%	-29.73%
2008	0.40%	31,192	10.347582	322,762	2.12%	-29.83%
2007	0.00%	1,088,634	18.055279	19,655,591	1.56%	7.13%
2007	0.10%	108,528	13.238181	1,436,713	1.56%	7.02%
2007	0.20%	141,606	12.345312	1,748,170	1.56%	6.92%
2007	0.25%	947,616	12.301651	11,657,241	1.56%	6.86%
2007	0.40%	65,988	14.746966	973,123	1.56%	6.70%
2006	0.00%	1,210,752	16.853206	20,405,053	1.53%	16.48%
2006	0.10%	41,554	12.369250	513,992	1.53%	16.36%
2006	0.20%	139,136	11.546593	1,606,547	1.53%	16.24%
2006	0.25%	752,594	11.511538	8,663,514	1.53%	16.19%
2006	0.40%	265,322	13.820624	3,666,916	1.53%	16.01%
2005	0.00%	1,326,026	14.469157	19,186,478	0.02%	4.38%
2005	0.10%	49,014	10.630084	521,023	0.02%	4.27%
2005	0.20%	66,566	9.932997	661,200	0.02%	4.17%
2005	0.25%	561,480	9.907772	5,563,016	0.02%	4.12%
2005	0.40%	471,228	11.912967	5,613,724	0.02%	3.96%
2004	0.00%	1,281,098	13.862320	17,758,990	1.67%	5.05%
2004	0.10%	44,950	10.194416	458,239	1.67%	4.94%
2004	0.20%	290,942	9.535398	2,774,248	1.67%	4.84%
2004	0.25%	555,430	9.515935	5,285,436	1.67%	4.78%
2004	0.40%	504,718	11.458946	5,783,536	1.67%	4.63%
Dreyfus VIF - Developing Leaders Portfolio - Initial Class (DSC)
2008	0.00%	60,390	8.753397	528,618	0.83%	-37.59%
2007	0.00%	46,856	14.026060	657,205	0.76%	-11.06%
2006	0.00%	52,662	15.770049	830,482	0.40%	3.77%
2005	0.00%	58,416	15.197076	887,752	0.00%	5.80%
2004	0.00%	63,226	14.363942	908,175	0.28%	11.34%
Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)
2008	0.10%	93,781	13.747265	1,289,232	2.45%	-37.38%
2008	0.20%	485,843	13.660576	6,636,895	2.45%	-37.45%
2008	0.25%	800,273	13.617429	10,897,661	2.45%	-37.48%
2008	0.40%	81,026	13.488849	1,092,947	2.45%	-37.57%
2007	0.10%	105,712	21.954680	2,320,873	1.57%	4.05%
2007	0.20%	553,448	21.838102	12,086,254	1.57%	3.94%
2007	0.25%	809,738	21.780049	17,636,133	1.57%	3.89%
2007	0.40%	180,206	21.606848	3,893,684	1.57%	3.74%
2006	0.10%	70,076	21.100318	1,478,626	1.25%	22.47%
2006	0.20%	644,284	21.009394	13,536,016	1.25%	22.35%
2006	0.25%	931,538	20.964071	19,528,829	1.25%	22.29%
2006	0.40%	293,760	20.828757	6,118,656	1.25%	22.11%
2005	0.10%	71,656	17.228282	1,234,510	0.00%	11.78%
2005	0.20%	679,392	17.171154	11,665,945	0.00%	11.67%
2005	0.25%	640,638	17.142660	10,982,239	0.00%	11.61%
2005	0.40%	369,294	17.057481	6,299,225	0.00%	11.44%
2004	0.10%	69,786	15.412931	1,075,607	1.23%	19.90%
2004	0.20%	1,014,594	15.377151	15,601,565	1.23%	19.78%
2004	0.25%	481,030	15.359280	7,388,274	1.23%	19.72%
2004	0.40%	507,212	15.305834	7,763,303	1.23%	19.54%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
DWS Variable Series II - Dreman High Return Equity VIP - Class B (SVSHEB)
2008	0.25%	88,068	$5.898673	$519,484	2.32%	-46.29%
2008	0.40%	6,289	5.875072	36,948	2.32%	-46.38%
2007	0.25%	66,654	10.983369	732,085	0.92%	-2.43%
2007	0.40%	1,088	10.955918	11,920	0.92%	-2.58%
2006	0.25%	15,180	11.257266	170,885	0.00%	12.57%	5/1/2006
DWS Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)
2008	0.00%	1,165	6.308994	7,350	0.57%	-33.67%
2008	0.10%	469,621	6.301021	2,959,092	0.57%	-33.74%
2008	0.20%	180,104	6.293064	1,133,406	0.57%	-33.81%
2008	0.25%	21,870	6.289098	137,543	0.57%	-33.84%
Federated IS - American Leaders Fund II - Primary Class (FALF)
2008	0.00%	18,003	10.147874	182,692	1.86%	-33.79%
2007	0.00%	18,632	15.327257	285,577	1.51%	-9.66%
2006	0.00%	21,354	16.967010	362,314	1.46%	16.81%
2005	0.00%	21,684	14.525597	314,973	1.48%	5.02%
2004	0.00%	22,444	13.830995	310,423	1.17%	9.78%
Federated IS - Capital Appreciation Fund II - Primary Class (FVCA2P)
2008	0.00%	36,885	11.898648	438,882	0.34%	-29.37%
2007	0.00%	30,528	16.845591	514,262	0.72%	9.88%
2006	0.00%	27,898	15.330912	427,702	0.75%	16.21%
2005	0.00%	26,192	13.192087	345,527	1.04%	1.91%
2004	0.00%	28,136	12.944293	364,201	0.42%	7.39%
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
2008	0.00%	76,516	10.152569	776,834	1.01%	-0.86%
2007	0.00%	4,512	10.240958	46,207	1.07%	-1.48%
2006	0.00%	3,964	10.395256	41,207	0.00%	3.95%	5/1/2006
Federated IS - Quality Bond Fund II - Primary Class (FQB)
2008	0.00%	1,273,310	14.385247	18,316,879	5.71%	-7.29%
2008	0.10%	48,074	14.246920	684,906	5.71%	-7.38%
2008	0.25%	721,614	14.041907	10,132,837	5.71%	-7.52%
2008	0.40%	6,201	13.839860	85,821	5.71%	-7.66%
2007	0.00%	1,451,108	15.516026	22,515,429	5.83%	5.38%
2007	0.10%	412,398	15.382206	6,343,591	5.83%	5.28%
2007	0.20%	110,682	15.249527	1,687,848	5.83%	5.17%
2007	0.25%	776,642	15.183610	11,792,229	5.83%	5.12%
2007	0.40%	18,180	14.987597	272,475	5.83%	4.96%
2006	0.00%	1,685,612	14.723396	24,817,933	5.17%	4.15%
2006	0.10%	380,302	14.611096	5,556,629	5.17%	4.05%
2006	0.20%	197,756	14.499637	2,867,390	5.17%	3.95%
2006	0.25%	1,173,262	14.444216	16,946,850	5.17%	3.89%
2006	0.40%	68,922	14.279265	984,156	5.17%	3.74%
2005	0.00%	2,483,218	14.136175	35,103,204	3.55%	1.30%
2005	0.10%	394,406	14.042347	5,538,386	3.55%	1.20%
2005	0.20%	1,334,518	13.949122	18,615,354	3.55%	1.10%
2005	0.25%	1,963,430	13.902748	27,297,073	3.55%	1.05%
2005	0.40%	592,368	13.764550	8,153,679	3.55%	0.89%
2004	0.00%	2,361,192	13.955112	32,950,699	3.92%	3.62%
2004	0.10%	720,724	13.876320	10,000,997	3.92%	3.52%
2004	0.20%	1,045,524	13.797947	14,426,085	3.92%	3.41%
2004	0.25%	1,438,890	13.758938	19,797,598	3.92%	3.36%
2004	0.40%	1,333,708	13.642560	18,195,191	3.92%	3.21%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
2008	0.00%	3,254,696	$10.823135	$35,226,014	2.35%	-42.70%
2008	0.10%	294,647	9.402510	2,770,421	2.35%	-42.76%
2008	0.20%	412,573	8.650050	3,568,777	2.35%	-42.82%
2008	0.25%	1,761,859	8.615165	15,178,706	2.35%	-42.85%
2008	0.40%	74,107	9.235955	684,449	2.35%	-42.93%
2007	0.00%	3,474,112	18.889723	65,625,013	1.67%	1.42%
2007	0.10%	291,212	16.426769	4,783,672	1.67%	1.32%
2007	0.20%	488,726	15.127358	7,393,133	1.67%	1.21%
2007	0.25%	1,729,636	15.073906	26,072,370	1.67%	1.16%
2007	0.40%	275,862	16.184435	4,464,671	1.67%	1.01%
2006	0.00%	3,666,100	18.625658	68,283,525	3.15%	20.08%
2006	0.10%	114,862	16.213431	1,862,307	3.15%	19.96%
2006	0.20%	524,062	14.945916	7,832,587	3.15%	19.84%
2006	0.25%	1,907,206	14.900594	28,418,502	3.15%	19.78%
2006	0.40%	520,282	16.022504	8,336,220	3.15%	19.60%
2005	0.00%	3,799,536	15.511120	58,935,059	1.56%	5.76%
2005	0.10%	129,586	13.515730	1,751,449	1.56%	5.65%
2005	0.20%	600,930	12.471541	7,494,523	1.56%	5.55%
2005	0.25%	1,459,748	12.439919	18,159,147	1.56%	5.49%
2005	0.40%	722,038	13.396579	9,672,839	1.56%	5.34%
2004	0.00%	3,986,154	14.666699	58,463,721	1.39%	11.38%
2004	0.10%	300,426	12.792683	3,843,255	1.39%	11.27%
2004	0.20%	253,254	11.816128	2,992,482	1.39%	11.16%
2004	0.25%	1,061,120	11.792032	12,512,761	1.39%	11.10%
2004	0.40%	1,784,684	12.717880	22,697,397	1.39%	10.94%
Fidelity(R) VIP - Freedom 2015 Portfolio - Service Class (FF15S)
2008	0.25%	37,047	7.424925	275,071	3.44%	-25.75%	5/1/2008
2008	0.40%	81,705	7.417486	606,046	3.44%	-25.83%	5/1/2008
Fidelity(R) VIP - Freedom 2025 Portfolio - Service Class (FF25S)
2008	0.25%	1,777	6.764989	12,021	3.09%	-32.35%	5/1/2008
2008	0.40%	33,939	6.758199	229,367	3.09%	-32.42%	5/1/2008
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
2008	0.00%	3,467,374	10.117480	35,081,087	0.74%	-47.23%
2008	0.10%	986,037	6.576790	6,484,958	0.74%	-47.29%
2008	0.20%	580,783	5.863617	3,405,489	0.74%	-47.34%
2008	0.25%	2,552,430	5.839928	14,906,007	0.74%	-47.37%
2008	0.40%	113,777	8.403086	956,078	0.74%	-47.44%
2007	0.00%	3,775,216	19.173877	72,385,527	0.62%	26.87%
2007	0.10%	1,087,228	12.476360	13,564,648	0.62%	26.74%
2007	0.20%	882,468	11.134607	9,825,934	0.62%	26.62%
2007	0.25%	1,845,202	11.095199	20,472,883	0.62%	26.55%
2007	0.40%	190,114	15.988944	3,039,722	0.62%	26.36%
2006	0.00%	3,992,818	15.113032	60,343,586	0.28%	6.73%
2006	0.10%	963,760	9.843867	9,487,125	0.28%	6.63%
2006	0.20%	1,027,390	8.794051	9,034,920	0.28%	6.52%
2006	0.25%	2,159,692	8.767341	18,934,756	0.28%	6.47%
2006	0.40%	245,682	12.653389	3,108,710	0.28%	6.31%
2005	0.00%	4,330,880	14.159785	61,324,330	0.41%	5.67%
2005	0.10%	1,048,788	9.232178	9,682,598	0.41%	5.57%
2005	0.20%	525,004	8.255819	4,334,338	0.41%	5.46%
2005	0.25%	2,214,058	8.234853	18,232,442	0.41%	5.41%
2005	0.40%	510,730	11.902677	6,079,054	0.41%	5.25%
2004	0.00%	4,602,660	13.399667	61,674,111	0.16%	3.26%
2004	0.10%	1,103,628	8.745297	9,651,555	0.16%	3.16%
2004	0.20%	1,398,590	7.828218	10,948,467	0.16%	3.06%
2004	0.25%	1,835,224	7.812236	14,337,203	0.16%	3.01%
2004	0.40%	1,600,358	11.308717	18,097,996	0.16%	2.85%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)
2008	0.00%	671,992	$8.893725	$5,976,512	8.01%	-25.06%
2008	0.10%	637,990	8.775597	5,598,743	8.01%	-25.14%
2008	0.20%	76,481	11.180781	855,117	8.01%	-25.21%
2008	0.25%	151,548	11.135640	1,687,584	8.01%	-25.25%
2007	0.00%	877,636	11.868272	10,416,023	8.58%	2.66%
2007	0.10%	759,028	11.722369	8,897,606	8.58%	2.55%
2007	0.20%	208,598	14.950148	3,118,571	8.58%	2.45%
2007	0.25%	178,522	14.897237	2,659,485	8.58%	2.40%
2006	0.00%	1,194,886	11.561165	13,814,274	7.58%	11.18%
2006	0.10%	628,630	11.430519	7,185,567	7.58%	11.07%
2006	0.20%	10,750	14.592608	156,871	7.58%	10.96%
2006	0.25%	195,198	14.548271	2,839,793	7.58%	10.90%
2006	0.40%	244	10.547905	2,574	7.58%	10.73%
2005	0.00%	1,308,856	10.398866	13,610,618	14.70%	2.52%
2005	0.10%	653,958	10.291612	6,730,282	14.70%	2.42%
2005	0.20%	53,750	13.151735	706,906	14.70%	2.32%
2005	0.25%	195,986	13.118317	2,571,006	14.70%	2.27%
2005	0.40%	2,824	9.525383	26,900	14.70%	2.11%
2004	0.00%	1,366,190	10.142968	13,857,221	8.03%	9.47%
2004	0.10%	668,456	10.048366	6,716,891	8.03%	9.36%
2004	0.20%	373,660	12.853699	4,802,913	8.03%	9.25%
2004	0.25%	593,920	12.827432	7,618,468	8.03%	9.19%
2004	0.40%	217,058	9.328110	2,024,741	8.03%	9.03%
Fidelity(R) VIP - High Income Portfolio - Service Class R (FHISR)
2008	0.00%	230,571	7.416301	1,709,984	7.80%	-24.98%
2007	0.00%	231,578	9.885500	2,289,264	10.69%	-1.15%	5/1/2007
Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)
2008	0.00%	628,957	12.207782	7,678,170	2.43%	-43.86%
2008	0.10%	283,593	10.386619	2,945,572	2.43%	-43.92%
2008	0.20%	98,672	9.282079	915,881	2.43%	-43.98%
2008	0.25%	1,629,016	9.244601	15,059,603	2.43%	-44.00%
2008	0.40%	84,310	9.900810	834,737	2.43%	-44.09%
2007	0.00%	761,402	21.746938	16,558,162	3.19%	17.21%
2007	0.10%	223,530	18.521287	4,140,063	3.19%	17.09%
2007	0.20%	308,712	16.568287	5,114,829	3.19%	16.97%
2007	0.25%	1,540,530	16.509660	25,433,627	3.19%	16.91%
2007	0.40%	205,152	17.708202	3,632,873	3.19%	16.74%
2006	0.00%	963,186	18.554369	17,871,308	0.84%	17.95%
2006	0.10%	106,768	15.818147	1,688,872	0.84%	17.83%
2006	0.20%	271,410	14.164421	3,844,366	0.84%	17.71%
2006	0.25%	1,070,198	14.121395	15,112,689	0.84%	17.65%
2006	0.40%	581,496	15.169405	8,820,948	0.84%	17.48%
2005	0.00%	1,411,140	15.731142	22,198,844	0.56%	18.97%
2005	0.10%	116,010	13.424644	1,557,393	0.56%	18.85%
2005	0.20%	473,692	12.033136	5,700,000	0.56%	18.73%
2005	0.25%	742,572	12.002567	8,912,770	0.56%	18.67%
2005	0.40%	700,420	12.912620	9,044,257	0.56%	18.50%
2004	0.00%	1,749,970	13.222678	23,139,290	0.98%	13.49%
2004	0.10%	127,656	11.295209	1,441,901	0.98%	13.37%
2004	0.20%	373,770	10.134523	3,787,981	0.98%	13.26%
2004	0.25%	460,116	10.113816	4,653,529	0.98%	13.20%
2004	0.40%	912,684	10.896942	9,945,465	0.98%	13.03%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
2008	0.00%	1,096,774	$9.699843	$10,638,536	2.55%	-43.88%
2007	0.00%	1,080,792	17.283296	18,679,648	3.16%	17.23%
2006	0.00%	985,990	14.743687	14,537,128	0.62%	17.95%
2005	0.00%	579,174	12.499996	7,239,673	0.00%	25.00%	5/2/2005
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
2008	0.00%	4,190,707	15.548565	65,159,480	0.93%	-42.61%
2008	0.10%	522,978	11.186730	5,850,414	0.93%	-42.67%
2008	0.20%	2,850,610	10.508698	29,956,200	0.93%	-42.73%
2008	0.25%	3,082,104	10.466315	32,258,271	0.93%	-42.76%
2008	0.40%	367,375	13.035628	4,788,964	0.93%	-42.84%
2007	0.00%	4,524,124	27.094222	122,577,620	0.89%	17.51%
2007	0.10%	503,350	19.513053	9,821,895	0.89%	17.39%
2007	0.20%	1,674,382	18.348754	30,722,823	0.89%	17.27%
2007	0.25%	3,212,196	18.283913	58,731,512	0.89%	17.21%
2007	0.40%	694,122	22.806621	15,830,577	0.89%	17.04%
2006	0.00%	4,668,602	23.057410	107,645,870	1.12%	11.59%
2006	0.10%	155,940	16.622464	2,592,107	1.12%	11.48%
2006	0.20%	1,713,066	15.646354	26,803,237	1.12%	11.37%
2006	0.25%	2,614,782	15.598891	40,787,699	1.12%	11.31%
2006	0.40%	967,474	19.486792	18,852,965	1.12%	11.15%
2005	0.00%	4,501,900	20.662750	93,021,634	0.19%	16.85%
2005	0.10%	216,460	14.910969	3,227,628	0.19%	16.73%
2005	0.20%	1,838,026	14.049369	25,823,106	0.19%	16.61%
2005	0.25%	1,766,496	14.013727	24,755,193	0.19%	16.56%
2005	0.40%	1,090,144	17.532748	19,113,220	0.19%	16.38%
2004	0.00%	4,151,040	17.683622	73,405,422	0.24%	15.34%
2004	0.10%	194,978	12.773836	2,490,617	0.24%	15.22%
2004	0.20%	708,896	12.047726	8,540,585	0.24%	15.11%
2004	0.25%	970,084	12.023156	11,663,471	0.24%	15.05%
2004	0.40%	1,506,264	15.064815	22,691,589	0.24%	14.88%
Fidelity(R) VIP II - Index 500 Portfolio - Initial Class (FIP)
2008	0.20%	505,186	6.378330	3,222,243	2.29%	-36.22%	1/2/2008
2008	0.25%	46,125	6.375146	294,054	2.29%	-36.25%	1/2/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
2008	0.00%	1,078,108	$11.430864	$12,323,706	3.94%	-3.35%
2008	0.10%	75,054	11.366264	853,084	3.94%	-3.44%
2008	0.25%	100,055	11.270047	1,127,625	3.94%	-3.59%
2008	0.40%	4,637	11.174634	51,817	3.94%	-3.73%
2007	0.00%	969,956	11.826500	11,471,185	3.80%	4.21%
2007	0.10%	72,344	11.771423	851,592	3.80%	4.11%
2007	0.20%	81,300	11.716596	952,559	3.80%	4.00%
2007	0.25%	102,048	11.689304	1,192,870	3.80%	3.95%
2007	0.40%	5,038	11.607727	58,480	3.80%	3.79%
2006	0.00%	855,338	11.348586	9,706,877	3.34%	4.30%
2006	0.20%	64,972	11.265752	731,958	3.34%	4.09%
2006	0.25%	49,006	11.245144	551,080	3.34%	4.04%
2006	0.40%	880	11.183530	9,842	3.34%	3.88%
2005	0.00%	649,570	10.880732	7,067,797	2.69%	2.08%
2005	0.25%	33,064	10.808463	357,371	2.69%	1.83%
2005	0.40%	372	10.765329	4,005	2.69%	1.67%
2004	0.00%	352,046	10.659014	3,752,463	1.68%	4.32%
Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)
2008	0.00%	797,395	6.315602	5,036,029	0.34%	-55.06%
2008	0.10%	79,193	5.090243	403,112	0.34%	-55.10%
2008	0.25%	52,092	5.806945	302,495	0.34%	-55.17%
2007	0.00%	876,024	14.053200	12,310,940	0.00%	23.04%
2007	0.10%	87,966	11.337986	997,357	0.00%	22.92%
2007	0.25%	62,164	12.953846	805,263	0.00%	22.73%
2006	0.00%	1,014,378	11.421365	11,585,581	0.69%	5.30%
2006	0.10%	18,424	9.223917	169,941	0.69%	5.20%
2006	0.25%	127,338	10.554406	1,343,977	0.69%	5.04%
2005	0.00%	1,129,706	10.846338	12,253,173	0.84%	8.86%
2005	0.10%	18,822	8.768269	165,036	0.84%	8.75%
2005	0.25%	326,516	10.048055	3,280,851	0.84%	8.59%
2005	0.40%	608	9.527944	5,793	0.84%	8.43%
2004	0.00%	1,211,402	9.963454	12,069,748	0.48%	7.06%
2004	0.10%	19,294	8.062568	155,559	0.48%	6.95%
2004	0.20%	24,564	9.272138	227,761	0.48%	6.85%
2004	0.25%	451,498	9.253175	4,177,790	0.48%	6.79%
2004	0.40%	20,800	8.787333	182,777	0.48%	6.63%
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
2008	0.00%	1,053,808	16.339788	17,218,999	0.38%	-39.51%
2008	0.10%	60,956	16.247436	990,379	0.38%	-39.57%
2008	0.20%	40,911	16.155616	660,942	0.38%	-39.63%
2008	0.25%	395,836	16.109892	6,376,875	0.38%	-39.66%
2008	0.40%	174,217	15.973520	2,782,859	0.38%	-39.75%
2007	0.00%	1,090,690	27.011367	29,461,028	0.72%	15.49%
2007	0.10%	41,774	26.885640	1,123,121	0.72%	15.37%
2007	0.25%	354,360	26.698163	9,460,761	0.72%	15.20%
2007	0.40%	51,988	26.511996	1,378,306	0.72%	15.02%
2006	0.00%	1,042,192	23.389128	24,375,962	0.23%	12.59%
2006	0.25%	172,826	23.176101	4,005,433	0.23%	12.31%
2006	0.40%	35,172	23.049221	810,687	0.23%	12.14%
2005	0.00%	868,756	20.773676	18,047,256	0.00%	18.20%
2005	0.25%	159,618	20.635857	3,293,854	0.00%	17.91%
2005	0.40%	3,976	20.553596	81,721	0.00%	17.73%
2004	0.00%	431,128	17.574515	7,576,866	0.00%	24.77%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2008	0.00%	242,212	$8.298533	$2,010,004	0.56%	-51.17%
2008	0.10%	51,422	8.243364	423,890	0.56%	-51.22%
2008	0.25%	30,262	8.161269	246,976	0.56%	-51.30%
2007	0.00%	495,906	16.996302	8,428,568	0.83%	5.60%
2007	0.10%	45,242	16.900270	764,602	0.83%	5.49%
2007	0.25%	3,262	16.757189	54,662	0.83%	5.33%
2006	0.00%	494,372	16.095011	7,956,923	0.49%	16.20%
2006	0.10%	4,096	16.020178	65,619	0.49%	16.08%
2006	0.25%	2,506	15.908520	39,867	0.49%	15.91%
2006	0.40%	14	15.797724	221	0.49%	15.73%
2005	0.00%	510,536	13.851491	7,071,685	0.00%	2.55%
2005	0.10%	6,844	13.800839	94,453	0.00%	2.45%
2005	0.25%	884	13.725157	12,133	0.00%	2.30%
2005	0.40%	2,310	13.649958	31,531	0.00%	2.15%
2004	0.00%	337,180	13.506506	4,554,124	0.00%	13.99%
2004	0.10%	9,532	13.470536	128,401	0.00%	13.87%
2004	0.20%	7,530	13.434633	101,163	0.00%	13.76%
2004	0.25%	29,960	13.416717	401,965	0.00%	13.70%
2004	0.40%	64,044	13.363171	855,831	0.00%	13.53%
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
2008	0.00%	747,087	10.465765	7,818,837	0.00%	-54.40%
2007	0.00%	621,068	22.953063	14,255,413	0.12%	45.64%
2006	0.00%	488,940	15.759845	7,705,619	0.75%	16.62%
2005	0.00%	243,526	13.514321	3,291,089	0.64%	35.14%	5/2/2005
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2008	0.00%	133,384	9.656832	1,288,067	2.70%	-25.08%
2008	0.20%	1,657	9.586290	15,884	2.70%	-25.23%
2008	0.25%	151	9.568737	1,445	2.70%	-25.26%
2007	0.00%	121,944	12.888793	1,571,711	3.28%	8.65%
2006	0.00%	56,804	11.863160	673,875	2.70%	9.78%
2005	0.00%	15,242	10.806063	164,706	0.47%	8.06%	5/2/2005
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2008	0.00%	331,111	9.215628	3,051,396	3.25%	-32.71%
2008	0.25%	55,034	9.131542	502,545	3.25%	-32.88%
2008	0.40%	22,241	9.081452	201,981	3.25%	-32.98%
2007	0.00%	222,540	13.695591	3,047,817	2.67%	10.17%
2006	0.00%	109,012	12.431698	1,355,204	2.11%	11.81%
2005	0.00%	52,700	11.118664	585,954	1.32%	11.19%	5/2/2005
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2008	0.00%	189,269	8.828445	1,670,951	2.64%	-38.08%
2008	0.20%	3,626	8.763926	31,778	2.64%	-38.20%
2008	0.25%	14,454	8.747863	126,442	2.64%	-38.23%
2008	0.40%	9,318	8.699870	81,065	2.64%	-38.32%
2007	0.00%	136,304	14.256765	1,943,254	2.62%	11.21%
2006	0.00%	54,734	12.819894	701,684	2.16%	13.15%
2005	0.00%	23,432	11.329788	265,480	1.38%	13.30%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
2008	0.00%	275,997	$9.996007	$2,758,868	2.81%	-52.67%
2007	0.00%	364,400	21.120230	7,696,212	2.19%	28.70%
2006	0.00%	310,222	16.410826	5,090,999	1.29%	28.17%
2005	0.00%	159,292	12.804274	2,039,618	0.06%	28.04%	5/2/2005
Franklin Templeton VIP - Foreign Securities Fund - Class 1 (TIF)
2008	0.00%	99,305	14.675305	1,457,331	2.66%	-40.23%
2007	0.00%	131,776	24.554735	3,235,725	2.08%	15.79%
2006	0.00%	174,552	21.206570	3,701,649	1.39%	21.70%
2005	0.00%	228,680	17.425708	3,984,911	1.53%	10.48%
2004	0.00%	261,568	15.773327	4,125,798	1.08%	18.87%
Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)
2008	0.10%	199,971	13.605462	2,720,698	2.30%	-40.44%
2008	0.20%	41,270	13.519674	557,957	2.30%	-40.50%
2008	0.25%	465,751	13.476974	6,276,914	2.30%	-40.53%
2008	0.40%	33,468	13.349706	446,788	2.30%	-40.62%
2007	0.10%	205,828	22.842250	4,701,575	1.86%	15.34%
2007	0.20%	130,208	22.720977	2,958,453	1.86%	15.23%
2007	0.25%	590,458	22.660573	13,380,117	1.86%	15.17%
2007	0.40%	64,892	22.480343	1,458,794	1.86%	14.99%
2006	0.10%	8,186	19.804108	162,116	1.24%	21.32%
2006	0.20%	109,726	19.718779	2,163,663	1.24%	21.20%
2006	0.25%	359,658	19.676237	7,076,716	1.24%	21.14%
2006	0.40%	494,684	19.549201	9,670,677	1.24%	20.96%
2005	0.10%	25,200	16.323349	411,348	1.12%	10.06%
2005	0.20%	69,050	16.269222	1,123,390	1.12%	9.95%
2005	0.25%	241,412	16.242222	3,921,067	1.12%	9.89%
2005	0.40%	485,970	16.161499	7,854,004	1.12%	9.73%
2004	0.10%	202,324	14.831493	3,000,767	1.11%	18.41%
2004	0.20%	41,174	14.797053	609,254	1.11%	18.29%
2004	0.25%	173,760	14.779865	2,568,149	1.11%	18.23%
2004	0.40%	397,492	14.728417	5,854,428	1.11%	18.06%
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
2008	0.00%	502,570	9.435374	4,741,936	2.55%	-40.39%
2007	0.00%	462,356	15.828965	7,318,617	2.11%	15.45%
2006	0.00%	424,646	13.711150	5,822,385	1.34%	21.46%
2005	0.00%	237,992	11.288544	2,686,583	0.34%	12.89%	5/2/2005
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
2008	0.00%	17,440	6.656135	116,083	3.75%	-33.44%	5/1/2008
Franklin Templeton VIP - Global Income Securities Fund - Class 2 (FTVGI2)
2008	0.00%	1,646	10.821275	17,812	2.99%	6.21%
2008	0.25%	93,179	10.787239	1,005,144	2.99%	5.94%
2008	0.40%	100	10.766879	1,077	2.99%	5.78%
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
2008	0.00%	490,278	13.148675	6,446,506	4.25%	6.21%
2007	0.00%	280,836	12.380292	3,476,832	2.62%	11.03%
2006	0.00%	138,640	11.150160	1,545,858	2.84%	12.84%
2005	0.00%	53,324	9.881172	526,904	1.81%	-1.19%	5/2/2005
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
2008	0.00%	421,586	8.186428	3,451,283	5.51%	-29.66%
2007	0.00%	416,188	11.637657	4,843,453	3.54%	3.76%
2006	0.00%	117,590	11.216304	1,318,925	0.07%	12.16%	5/1/2006
Franklin Templeton VIP - Mutual Discovery Securities Fund - Class 2 (FTVMD2)
2008	0.20%	8,713	7.164503	62,424	1.90%	-28.35%	1/2/2008
2008	0.25%	795	7.160940	5,693	1.90%	-28.39%	1/2/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FTVRDI)
2008	0.00%	787,806	$11.884088	$9,362,356	2.02%	-26.94%
2007	0.00%	910,630	16.266644	14,812,894	2.49%	-2.41%
2006	0.00%	943,340	16.669002	15,724,536	1.23%	17.43%
2005	0.00%	840,480	14.195085	11,930,685	1.01%	3.68%
2004	0.00%	635,954	13.690957	8,706,819	0.70%	11.25%
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 1 (FTVSVI)
2008	0.00%	560,057	13.921598	7,796,888	1.42%	-32.87%
2007	0.00%	545,164	20.738061	11,305,644	0.89%	-2.14%
2006	0.00%	484,062	21.190555	10,257,542	0.82%	17.30%
2005	0.00%	398,540	18.064784	7,199,539	0.92%	8.99%
2004	0.00%	237,384	16.575156	3,934,677	0.23%	24.09%
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)
2008	0.00%	13,222	8.697893	115,004	1.16%	-33.02%
2008	0.10%	42,469	8.666053	368,039	1.16%	-33.08%
2008	0.20%	2,572	8.634328	22,207	1.16%	-33.15%
2008	0.25%	297,041	8.618488	2,560,044	1.16%	-33.18%
2008	0.40%	25,833	8.571211	221,420	1.16%	-33.28%
2007	0.10%	14,194	12.950462	183,819	0.63%	-2.48%
2007	0.25%	317,232	12.898779	4,091,905	0.63%	-2.62%
2007	0.40%	62,522	12.847323	803,240	0.63%	-2.77%
2006	0.25%	208,584	13.246445	2,762,996	0.76%	16.69%
2006	0.40%	62,174	13.213518	821,537	0.76%	16.52%
2005	0.25%	11,480	11.351855	130,319	0.00%	13.52%	5/2/2005
2005	0.40%	199,332	11.340582	2,260,541	0.00%	13.41%	5/2/2005
Gartmore GVIT - Small Cap Growth Fund: Class I - Initial Funding by the Company (SCGFSD)
2006	0.00%	807,056	17.366191	14,015,489	0.00%	3.21%
2006	0.10%	82,090	17.233732	1,414,717	0.00%	3.10%
2006	0.20%	159,120	17.102157	2,721,295	0.00%	3.00%
2006	0.25%	174,802	17.036832	2,978,072	0.00%	2.95%
2006	0.40%	106,988	16.842189	1,801,912	0.00%	2.80%
2005	0.00%	925,228	16.826475	15,568,326	0.00%	8.09%
2005	0.10%	123,464	16.714800	2,063,676	0.00%	7.98%
2005	0.20%	196,494	16.603744	3,262,536	0.00%	7.87%
2005	0.25%	186,986	16.548582	3,094,353	0.00%	7.82%
2005	0.40%	123,110	16.384018	2,017,036	0.00%	7.66%
2004	0.00%	936,378	15.567128	14,576,716	0.00%	13.42%
2004	0.10%	70,962	15.479228	1,098,437	0.00%	13.30%
2004	0.20%	269,788	15.391720	4,152,501	0.00%	13.19%
2004	0.25%	283,520	15.348222	4,351,528	0.00%	13.13%
2004	0.40%	302,750	15.218321	4,607,347	0.00%	12.96%
Goldman Sachs VIT - Mid Cap Value Fund (GVMCE)
2008	0.10%	128,526	13.524296	1,738,224	0.95%	-37.11%
2008	0.20%	831,665	13.439050	11,176,788	0.95%	-37.18%
2008	0.25%	1,507,852	13.396598	20,200,087	0.95%	-37.21%
2008	0.40%	364,923	13.270057	4,842,549	0.95%	-37.30%
2007	0.10%	160,214	21.505877	3,445,543	0.81%	3.10%
2007	0.20%	1,061,686	21.391758	22,711,330	0.81%	3.00%
2007	0.25%	1,727,904	21.334874	36,864,614	0.81%	2.94%
2007	0.40%	707,562	21.165166	14,975,667	0.81%	2.79%
2006	0.10%	29,454	20.859259	614,389	0.98%	16.05%
2006	0.20%	1,042,500	20.769434	21,652,135	0.98%	15.93%
2006	0.25%	1,231,810	20.724643	25,528,822	0.98%	15.87%
2006	0.40%	1,066,122	20.590810	21,952,316	0.98%	15.70%
2005	0.10%	75,394	17.974716	1,355,186	0.60%	12.71%
2005	0.20%	1,081,334	17.915150	19,372,261	0.60%	12.60%
2005	0.25%	792,502	17.885426	14,174,236	0.60%	12.54%
2005	0.40%	1,114,814	17.796530	19,839,821	0.60%	12.38%
2004	0.10%	117,114	15.947340	1,867,657	0.74%	25.76%
2004	0.20%	907,474	15.910334	14,438,214	0.74%	25.63%
2004	0.25%	315,450	15.891856	5,013,086	0.74%	25.57%
2004	0.40%	1,046,542	15.836525	16,573,589	0.74%	25.38%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Ivy Fund VIP, Inc. - Asset Strategy (WRASP)
2008	0.00%	9,046	$8.404777	$76,030	1.01%	-25.79%
2008	0.25%	36,675	8.378314	307,275	1.01%	-25.98%
2008	0.40%	795	8.362478	6,648	1.01%	-26.09%
Ivy Fund VIP, Inc. - Growth (WRGP)
2008	0.10%	21,448	9.845881	211,174	0.00%	-36.34%
2008	0.25%	42,971	9.791882	420,767	0.00%	-36.43%
2008	0.40%	229	9.738174	2,230	0.00%	-36.53%
2007	0.10%	12,832	15.110144	193,893	0.00%	22.80%
2007	0.25%	2,806	15.049872	43,230	0.00%	22.61%
2007	0.40%	24	14.989837	360	0.00%	22.43%
2006	0.40%	1,882	12.243877	23,043	0.00%	4.62%
Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)
2008	0.00%	193	8.036688	1,551	0.94%	-36.03%
2008	0.10%	25,624	8.007242	205,178	0.94%	-36.10%
2008	0.25%	5,538	7.963301	44,101	0.94%	-36.20%
2008	0.40%	574	7.919581	4,546	0.94%	-36.29%
2007	0.10%	5,798	12.530753	72,653	1.28%	-16.15%
2007	0.25%	3,926	12.480780	49,000	1.28%	-16.28%
2007	0.40%	2,396	12.430983	29,785	1.28%	-16.40%
2006	0.25%	594	14.907103	8,855	1.58%	29.76%
2006	0.40%	2,546	14.870055	37,859	1.58%	29.57%
Ivy Fund VIP, Inc. - Science and Technology (WRSTP)
2008	0.00%	3,163	6.739848	21,318	0.00%	-33.89%
2008	0.25%	95,158	6.718607	639,329	0.00%	-34.05%
2008	0.40%	609	6.705890	4,084	0.00%	-34.15%
2007	0.25%	448	10.188127	4,564	0.00%	1.88%	9/27/2007
Janus Aspen Series - Balanced Portfolio - Service Class (JABS)
2008	0.00%	103,832	13.616425	1,413,821	2.30%	-16.06%
2008	0.10%	82,014	13.530581	1,109,697	2.30%	-16.14%
2008	0.20%	24,988	13.445294	335,971	2.30%	-16.23%
2008	0.25%	213,858	13.402810	2,866,298	2.30%	-16.27%
2008	0.40%	39,051	13.276251	518,451	2.30%	-16.39%
2007	0.00%	103,442	16.221536	1,677,988	2.47%	10.29%
2007	0.10%	71,356	16.135395	1,151,357	2.47%	10.18%
2007	0.20%	69,250	16.049753	1,111,445	2.47%	10.07%
2007	0.25%	193,582	16.007046	3,098,676	2.47%	10.01%
2007	0.40%	133,728	15.879713	2,123,562	2.47%	9.84%
2006	0.00%	116,884	14.708447	1,719,182	1.99%	10.41%
2006	0.10%	8,030	14.645065	117,600	1.99%	10.30%
2006	0.20%	63,792	14.581974	930,213	1.99%	10.19%
2006	0.25%	83,320	14.550491	1,212,347	1.99%	10.14%
2006	0.40%	165,700	14.456527	2,395,447	1.99%	9.98%
2005	0.00%	93,760	13.321108	1,248,987	2.04%	7.66%
2005	0.10%	10,914	13.276935	144,904	2.04%	7.55%
2005	0.20%	261,918	13.232912	3,465,938	2.04%	7.45%
2005	0.25%	53,532	13.210934	707,208	2.04%	7.39%
2005	0.40%	208,740	13.145265	2,743,943	2.04%	7.23%
2004	0.00%	90,538	12.373264	1,120,251	2.45%	8.29%
2004	0.10%	11,560	12.344530	142,703	2.45%	8.18%
2004	0.20%	229,366	12.315866	2,824,841	2.45%	8.08%
2004	0.25%	53,754	12.301545	661,257	2.45%	8.02%
2004	0.40%	285,628	12.258707	3,501,430	2.45%	7.86%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
2008	0.00%	2,977,283	$7.174977	$21,361,937	0.01%	-44.31%
2008	0.10%	364,911	7.111160	2,594,941	0.01%	-44.36%
2008	0.20%	358,465	7.047942	2,526,441	0.01%	-44.42%
2008	0.25%	1,873,016	7.016534	13,142,080	0.01%	-44.45%
2008	0.40%	73,114	6.923153	506,179	0.01%	-44.53%
2007	0.00%	2,924,576	12.883520	37,678,833	0.19%	36.63%
2007	0.10%	400,482	12.781740	5,118,857	0.19%	36.50%
2007	0.20%	250,814	12.680828	3,180,529	0.19%	36.36%
2007	0.25%	1,592,000	12.630653	20,108,000	0.19%	36.29%
2007	0.40%	59,336	12.481327	740,592	0.19%	36.09%
2006	0.00%	2,885,418	9.429195	27,207,169	0.14%	9.12%
2006	0.10%	124,964	9.364110	1,170,177	0.14%	9.01%
2006	0.20%	291,224	9.299521	2,708,244	0.14%	8.90%
2006	0.25%	1,255,440	9.267372	11,634,630	0.14%	8.84%
2006	0.40%	228,352	9.171618	2,094,357	0.14%	8.68%
2005	0.00%	3,170,060	8.641403	27,393,766	0.01%	12.56%
2005	0.10%	217,972	8.590325	1,872,450	0.01%	12.44%
2005	0.20%	294,576	8.539588	2,515,558	0.01%	12.33%
2005	0.25%	1,090,640	8.514303	9,286,039	0.01%	12.28%
2005	0.40%	217,772	8.438947	1,837,766	0.01%	12.11%
2004	0.00%	3,379,686	7.677436	25,947,323	0.02%	17.97%
2004	0.10%	112,522	7.639669	859,631	0.02%	17.85%
2004	0.20%	233,906	7.602120	1,778,181	0.02%	17.73%
2004	0.25%	956,584	7.583386	7,254,146	0.02%	17.67%
2004	0.40%	878,196	7.527514	6,610,633	0.02%	17.50%
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
2008	0.00%	2,144,996	2.944514	6,315,971	0.09%	-43.97%
2008	0.10%	319,290	2.918324	931,792	0.09%	-44.03%
2008	0.25%	300,519	2.879447	865,329	0.09%	-44.11%
2008	0.40%	110	2.841109	313	0.09%	-44.20%
2007	0.00%	2,554,744	5.255324	13,426,007	0.34%	21.70%
2007	0.10%	297,474	5.213806	1,550,972	0.34%	21.58%
2007	0.25%	291,228	5.152101	1,500,436	0.34%	21.39%
2007	0.40%	2,106	5.091162	10,722	0.34%	21.21%
2006	0.00%	2,894,560	4.318333	12,499,674	0.00%	7.83%
2006	0.10%	179,882	4.288525	771,428	0.00%	7.72%
2006	0.25%	770,748	4.244167	3,271,183	0.00%	7.56%
2006	0.40%	52	4.200294	218	0.00%	7.40%
2005	0.00%	3,135,014	4.004823	12,555,176	0.00%	11.55%
2005	0.10%	158,528	3.981148	631,123	0.00%	11.44%
2005	0.25%	229,560	3.945872	905,814	0.00%	11.27%
2005	0.40%	8,530	3.910937	33,360	0.00%	11.11%
2004	0.00%	3,258,384	3.590186	11,698,205	0.00%	0.57%
2004	0.10%	151,606	3.572518	541,615	0.00%	0.47%
2004	0.20%	173,558	3.554928	616,986	0.00%	0.37%
2004	0.25%	204,340	3.546168	724,624	0.00%	0.32%
2004	0.40%	183,526	3.520024	646,016	0.00%	0.16%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
2008	0.00%	33,622	$12.013653	$403,923	0.75%	-36.24%
2007	0.00%	26,988	18.842190	508,513	0.49%	6.13%
2006	0.00%	30,204	17.753498	536,227	0.11%	10.77%
2005	0.00%	31,826	16.027544	510,093	1.33%	10.91%
2004	0.00%	23,542	14.450740	340,199	2.52%	17.46%
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
2008	0.00%	1,658,237	8.885289	14,733,915	2.55%	-52.23%
2008	0.10%	391,460	8.806322	3,447,323	2.55%	-52.28%
2008	0.20%	1,506,012	8.728004	13,144,479	2.55%	-52.32%
2008	0.25%	973,967	8.689119	8,462,915	2.55%	-52.35%
2008	0.40%	276,653	8.573479	2,371,879	2.55%	-52.42%
2007	0.00%	2,005,464	18.599320	37,300,267	0.44%	28.02%
2007	0.10%	392,780	18.452535	7,247,787	0.44%	27.89%
2007	0.20%	409,154	18.306795	7,490,298	0.44%	27.76%
2007	0.25%	1,103,674	18.234395	20,124,828	0.44%	27.70%
2007	0.40%	4,662	18.018848	84,004	0.44%	27.50%
2006	0.00%	2,503,690	14.528655	36,375,248	1.89%	46.63%
2006	0.10%	206,152	14.428484	2,974,461	1.89%	46.48%
2006	0.20%	351,364	14.328921	5,034,667	1.89%	46.34%
2006	0.25%	1,109,576	14.279422	15,844,104	1.89%	46.26%
2006	0.40%	43,784	14.131910	618,752	1.89%	46.05%
2005	0.00%	2,831,486	9.908475	28,055,708	1.05%	31.94%
2005	0.10%	177,088	9.849961	1,744,310	1.05%	31.81%
2005	0.20%	349,754	9.791747	3,424,703	1.05%	31.68%
2005	0.25%	882,786	9.762789	8,618,453	1.05%	31.61%
2005	0.40%	156,464	9.676381	1,514,005	1.05%	31.41%
2004	0.00%	3,009,298	7.509901	22,599,530	0.85%	18.69%
2004	0.10%	150,980	7.472984	1,128,271	0.85%	18.57%
2004	0.20%	586,420	7.436235	4,360,757	0.85%	18.45%
2004	0.25%	680,002	7.417926	5,044,205	0.85%	18.39%
2004	0.40%	1,087,636	7.363272	8,008,560	0.85%	18.21%
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
2008	0.00%	1,692,770	7.117893	12,048,956	2.73%	-52.21%
2007	0.00%	1,653,148	14.893765	24,621,598	0.49%	28.07%
2006	0.00%	754,850	11.629148	8,778,262	1.78%	16.29%	5/1/2006

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
JPMorgan Insurance Trust - Diversified Mid Cap Growth Portfolio 1 (OGGO)
2008	0.10%	24,370	$11.699757	$285,123	0.00%	-43.84%
2008	0.25%	150,923	11.589969	1,749,193	0.00%	-43.93%
2008	0.40%	62,009	11.481181	711,937	0.00%	-44.01%
2007	0.10%	50,026	20.833315	1,042,207	0.00%	17.12%
2007	0.20%	71,184	20.723509	1,475,182	0.00%	17.00%
2007	0.25%	100,032	20.668909	2,067,552	0.00%	16.94%
2007	0.40%	106,088	20.505746	2,175,414	0.00%	16.77%
2006	0.10%	35,396	17.787877	629,620	0.00%	11.28%
2006	0.20%	43,296	17.711914	766,855	0.00%	11.17%
2006	0.25%	62,906	17.674125	1,111,809	0.00%	11.11%
2006	0.40%	83,526	17.561058	1,466,805	0.00%	10.95%
2005	0.10%	24,994	15.985073	399,531	0.00%	10.98%
2005	0.20%	23,694	15.932691	377,509	0.00%	10.87%
2005	0.25%	75,420	15.906622	1,199,677	0.00%	10.82%
2005	0.40%	90,134	15.828526	1,426,688	0.00%	10.65%
2004	0.10%	2,456	14.403351	35,375	0.00%	12.51%
2004	0.20%	8,286	14.370472	119,074	0.00%	12.39%
2004	0.25%	82,778	14.354104	1,188,204	0.00%	12.34%
2004	0.40%	99,214	14.304998	1,419,256	0.00%	12.17%
JPMorgan Insurance Trust - Diversified Mid Cap Value Portfolio 1 (OGMVP)
2008	0.10%	4,372	12.612983	55,144	1.51%	-35.55%
2008	0.20%	6,347	12.533943	79,553	1.51%	-35.61%
2007	0.10%	4,412	19.569601	86,341	1.87%	0.82%
2007	0.20%	6,420	19.466479	124,975	1.87%	0.71%
2006	0.10%	5,886	19.411280	114,255	1.18%	16.60%
2006	0.20%	6,476	19.328434	125,171	1.18%	16.49%
2006	0.25%	730	19.287150	14,080	1.18%	16.43%
2006	0.40%	2,838	19.163821	54,387	1.18%	16.26%
2005	0.10%	5,916	16.647145	98,485	0.60%	9.64%
2005	0.20%	22,284	16.592629	369,750	0.60%	9.54%
2005	0.25%	10,644	16.565444	176,323	0.60%	9.48%
2005	0.40%	14,156	16.484146	233,350	0.60%	9.32%
2004	0.10%	5,950	15.182812	90,338	0.58%	15.28%
2004	0.20%	14,900	15.148180	225,708	0.58%	15.17%
2004	0.25%	22,074	15.130897	333,999	0.58%	15.11%
2004	0.40%	35,252	15.079159	531,571	0.58%	14.94%
Legg Mason Partners VET - Small Cap Growth Portfolio - Class I (SBVSG)
2008	0.00%	166	5.869001	974	0.00%	-40.71%
2008	0.25%	18,031	5.850489	105,490	0.00%	-40.86%
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
2008	0.00%	417,277	9.759262	4,072,316	3.91%	-13.43%
2007	0.00%	757,962	11.273070	8,544,559	2.69%	4.77%
2006	0.00%	903,048	10.759706	9,716,531	3.07%	4.20%
2005	0.00%	748,972	10.325859	7,733,779	3.97%	1.44%
2004	0.00%	335,648	10.178954	3,416,546	4.28%	0.78%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Lincoln VIP - Baron Growth Opportunities Funds - Service Class (BNCAI)
2008	0.00%	8,641	$11.917785	$102,982	0.00%	-39.14%
2008	0.10%	62,479	11.842641	739,916	0.00%	-39.20%
2008	0.20%	120,684	11.767949	1,420,203	0.00%	-39.26%
2008	0.25%	360,408	11.730770	4,227,863	0.00%	-39.29%
2008	0.40%	95,250	11.619973	1,106,802	0.00%	-39.38%
2007	0.10%	129,912	19.476896	2,530,283	0.00%	3.32%
2007	0.20%	222,816	19.373459	4,316,717	0.00%	3.21%
2007	0.25%	312,238	19.321952	6,033,048	0.00%	3.16%
2007	0.40%	154,928	19.168269	2,969,702	0.00%	3.01%
2006	0.10%	80,920	18.851618	1,525,473	0.00%	15.41%
2006	0.20%	216,684	18.770366	4,067,238	0.00%	15.29%
2006	0.25%	186,980	18.729880	3,502,113	0.00%	15.23%
2006	0.40%	206,184	18.608964	3,836,871	0.00%	15.06%
2005	0.10%	97,836	16.334885	1,598,140	0.00%	3.26%
2005	0.20%	219,114	16.280709	3,567,331	0.00%	3.16%
2005	0.25%	304,012	16.253697	4,941,319	0.00%	3.11%
2005	0.40%	191,636	16.172933	3,099,316	0.00%	2.95%
2004	0.10%	128,444	15.819001	2,031,856	0.00%	25.51%
2004	0.20%	401,660	15.782247	6,339,097	0.00%	25.39%
2004	0.25%	84,614	15.763932	1,333,849	0.00%	25.33%
2004	0.40%	171,058	15.709055	2,687,160	0.00%	25.14%
Lord Abbett Series Fund, Inc. - Mid Cap Value Portfolio - Class VC (LOVMCV)
2008	0.10%	43,763	7.699923	336,972	1.22%	-39.42%
2008	0.25%	81,281	7.657684	622,424	1.22%	-39.51%
2008	0.40%	9,534	7.615671	72,608	1.22%	-39.60%
2007	0.10%	46,312	12.709507	588,603	0.59%	0.48%
2007	0.25%	87,970	12.658811	1,113,596	0.59%	0.33%
2007	0.40%	14,806	12.608296	186,678	0.59%	0.18%
2006	0.25%	45,876	12.617407	578,836	0.89%	11.95%
2006	0.40%	7,064	12.586028	88,908	0.89%	11.78%
2005	0.25%	19,122	11.270434	215,513	0.52%	12.70%	5/2/2005
2005	0.40%	1,690	11.259238	19,028	0.52%	12.59%	5/2/2005
MFS(R) VIT - Investors Growth Stock Series - Initial Class (MIGIC)
2008	0.00%	263,673	10.006089	2,638,336	0.61%	-36.87%
2007	0.00%	289,412	15.850552	4,587,340	0.33%	11.36%
2006	0.00%	314,824	14.233850	4,481,158	0.00%	7.58%
2005	0.00%	291,396	13.231476	3,855,599	0.34%	4.49%
2004	0.00%	214,290	12.663111	2,713,578	0.00%	9.18%
MFS(R) VIT - Research International Series - Service Class (MVRISC)
2008	0.00%	213	6.081781	1,295	0.06%	-42.52%
2008	0.25%	24,151	6.056428	146,269	0.06%	-42.67%
2008	0.40%	15,870	6.041270	95,875	0.06%	-42.75%
2007	0.25%	128	10.563577	1,352	0.00%	5.64%	5/1/2007
2007	0.40%	772	10.552986	8,147	0.00%	5.53%	5/1/2007
MFS(R) VIT - Value Series - Initial Class (MVFIC)
2008	0.00%	406,164	13.356934	5,425,106	1.20%	-32.58%
2007	0.00%	348,380	19.812092	6,902,137	0.87%	7.91%
2006	0.00%	200,260	18.360218	3,676,817	0.97%	20.84%
2005	0.00%	118,172	15.193770	1,795,478	0.73%	6.66%
2004	0.00%	72,218	14.245099	1,028,753	0.45%	15.18%
MFS(R) VIT - Value Series - Service Class (MVFSC)
2008	0.00%	37,486	6.612135	247,862	1.35%	-32.74%
2008	0.25%	270,891	6.591290	1,785,521	1.35%	-32.91%
2008	0.40%	988	6.578814	6,500	1.35%	-33.01%
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
2008	0.00%	395,090	7.868935	3,108,938	2.59%	-29.78%
2007	0.00%	340,142	11.205324	3,811,401	2.43%	6.14%
2006	0.00%	166,024	10.556998	1,752,715	3.37%	5.57%	5/1/2006
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
2008	0.00%	253,508	9.781713	2,479,742	5.43%	-9.87%
2007	0.00%	223,108	10.853118	2,421,417	8.46%	2.98%
2006	0.00%	70,612	10.538858	744,170	0.90%	5.39%	5/1/2006

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
2008	0.00%	518,855	$7.608765	$3,947,846	2.78%	-38.64%
2007	0.00%	451,322	12.399481	5,596,159	2.98%	14.36%
2006	0.00%	150,826	10.842096	1,635,270	0.23%	8.42%	5/1/2006
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
2008	0.00%	801,346	6.470039	5,184,740	2.15%	-44.21%
2007	0.00%	610,966	11.597638	7,085,762	0.75%	11.90%
2006	0.00%	168,526	10.364424	1,746,675	1.12%	3.64%	5/1/2006
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
2008	0.00%	232,982	6.126963	1,427,472	2.61%	-38.06%
2007	0.00%	94,768	9.892316	937,475	2.46%	-1.08%	5/1/2007
Nationwide VIT - Cardinal Aggressive Fund - Class I (NVCRA1)
2008	0.00%	43,904	6.416027	281,689	2.01%	-35.84%	5/1/2008
Nationwide VIT - Cardinal Balanced Fund - Class I (NVCRB1)
2008	0.00%	65,101	8.002099	520,945	2.15%	-19.98%	5/1/2008
Nationwide VIT - Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2008	0.00%	71,014	7.263571	515,815	1.50%	-27.36%	5/1/2008
Nationwide VIT - Cardinal Conservative Fund - Class I (NVCCN1)
2008	0.00%	32,838	9.142885	300,234	1.40%	-8.57%	5/1/2008
Nationwide VIT - Cardinal Moderate Fund - Class I (NVCMD1)
2008	0.00%	83,184	7.626933	634,439	2.04%	-23.73%	5/1/2008
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2008	0.00%	223,705	6.896919	1,542,875	1.52%	-31.03%	5/1/2008
Nationwide VIT - Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2008	0.00%	33,824	8.375935	283,308	2.14%	-16.24%	5/1/2008
Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
2008	0.00%	21,176	9.945181	210,599	4.53%	-0.55%	5/1/2008
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
2008	0.00%	312,224	12.195368	3,807,687	9.24%	-27.99%
2008	0.10%	56,513	11.018160	622,669	9.24%	-28.06%
2008	0.20%	70,677	12.343884	872,429	9.24%	-28.13%
2008	0.25%	629,259	12.294086	7,736,164	9.24%	-28.17%
2008	0.40%	197,959	11.130031	2,203,290	9.24%	-28.28%
2007	0.00%	650,262	16.935434	11,012,469	7.29%	3.13%
2007	0.10%	47,480	15.315998	727,204	7.29%	3.03%
2007	0.20%	69,190	17.176023	1,188,409	7.29%	2.93%
2007	0.25%	419,204	17.115297	7,174,801	7.29%	2.88%
2007	0.40%	205,334	15.518038	3,186,381	7.29%	2.72%
2006	0.00%	882,542	16.420739	14,491,992	7.41%	10.60%
2006	0.10%	9,510	14.865456	141,370	7.41%	10.49%
2006	0.20%	61,806	16.687538	1,031,390	7.41%	10.38%
2006	0.25%	370,802	16.636894	6,168,994	7.41%	10.33%
2006	0.40%	230,582	15.107048	3,483,413	7.41%	10.16%
2005	0.00%	1,047,212	14.846585	15,547,522	6.92%	2.38%
2005	0.10%	25,760	13.453811	346,570	6.92%	2.28%
2005	0.20%	75,410	15.117925	1,140,043	6.92%	2.18%
2005	0.25%	204,814	15.079557	3,088,504	6.92%	2.13%
2005	0.40%	224,370	13.713412	3,076,878	6.92%	1.97%
2004	0.00%	1,351,330	14.501407	19,596,186	7.58%	10.10%
2004	0.10%	95,632	13.154128	1,257,956	7.58%	9.99%
2004	0.20%	810,264	14.795923	11,988,604	7.58%	9.88%
2004	0.25%	157,482	14.765731	2,325,337	7.58%	9.82%
2004	0.40%	329,516	13.448117	4,431,370	7.58%	9.66%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
2008	0.00%	707,956	$8.647843	$6,122,292	8.18%	-28.10%
2007	0.00%	1,316,814	12.027193	15,837,576	7.98%	3.17%
2006	0.00%	701,700	11.657910	8,180,355	7.85%	10.60%
2005	0.00%	429,384	10.540776	4,526,041	6.02%	5.41%	5/2/2005
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)
2008	0.00%	149,822	15.581599	2,334,466	1.16%	-57.76%
2008	0.10%	140,572	15.453591	2,172,342	1.16%	-57.80%
2008	0.20%	249,942	15.326599	3,830,761	1.16%	-57.85%
2008	0.25%	421,621	15.263531	6,435,425	1.16%	-57.87%
2008	0.40%	247,183	15.075807	3,726,483	1.16%	-57.93%
2007	0.00%	204,784	36.889137	7,554,305	0.71%	45.58%
2007	0.10%	146,372	36.622841	5,360,558	0.71%	45.43%
2007	0.20%	410,876	36.358404	14,938,796	0.71%	45.29%
2007	0.25%	406,344	36.226972	14,720,613	0.71%	45.21%
2007	0.40%	273,120	35.835395	9,787,363	0.71%	44.99%
2006	0.00%	270,924	25.339713	6,865,136	0.71%	36.72%
2006	0.10%	48,516	25.182064	1,221,733	0.71%	36.58%
2006	0.20%	258,760	25.025345	6,475,558	0.71%	36.45%
2006	0.25%	300,448	24.947405	7,495,398	0.71%	36.38%
2006	0.40%	316,790	24.714946	7,829,448	0.71%	36.17%
2005	0.00%	369,062	18.534273	6,840,296	0.60%	32.64%
2005	0.10%	51,076	18.437333	941,705	0.60%	32.50%
2005	0.20%	169,786	18.340864	3,114,022	0.60%	32.37%
2005	0.25%	198,760	18.292860	3,635,889	0.60%	32.31%
2005	0.40%	150,756	18.149525	2,736,150	0.60%	32.11%
2004	0.00%	466,980	13.973799	6,525,485	1.04%	20.74%
2004	0.10%	70,226	13.914559	977,164	1.04%	20.62%
2004	0.20%	16,822	13.855548	233,078	1.04%	20.50%
2004	0.25%	68,036	13.826171	940,677	1.04%	20.44%
2004	0.40%	182,748	13.738334	2,510,653	1.04%	20.26%
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
2008	0.00%	811,502	11.185864	9,077,351	1.15%	-57.83%
2007	0.00%	938,196	26.524857	24,885,515	0.72%	45.55%
2006	0.00%	714,108	18.224168	13,014,024	0.72%	36.64%
2005	0.00%	462,520	13.336908	6,168,587	0.20%	33.37%	5/2/2005
Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)
2008	0.00%	121,284	16.548066	2,007,016	3.05%	-32.94%
2008	0.10%	36,003	16.438112	591,821	3.05%	-33.01%
2008	0.25%	32,066	16.274553	521,860	3.05%	-33.11%
2007	0.00%	177,796	24.676248	4,387,338	2.57%	20.43%
2007	0.10%	44,916	24.536865	1,102,098	2.57%	20.31%
2007	0.25%	27,478	24.329252	668,519	2.57%	20.13%
2006	0.00%	178,132	20.489395	3,649,817	2.84%	37.56%
2006	0.10%	11,378	20.394132	232,044	2.84%	37.42%
2006	0.25%	20,796	20.252066	421,162	2.84%	37.22%
2006	0.40%	2,542	20.110980	51,122	2.84%	37.01%
2005	0.00%	118,088	14.894755	1,758,892	2.09%	6.39%
2005	0.10%	16,528	14.840284	245,280	2.09%	6.28%
2005	0.25%	15,934	14.758947	235,169	2.09%	6.12%
2005	0.40%	2,742	14.678049	40,247	2.09%	5.96%
2004	0.00%	134,138	14.000446	1,877,992	1.64%	29.97%
2004	0.10%	13,192	13.963148	184,202	1.64%	29.84%
2004	0.20%	21,186	13.925951	295,035	1.64%	29.71%
2004	0.25%	17,668	13.907406	245,716	1.64%	29.64%
2004	0.40%	15,120	13.851870	209,440	1.64%	29.45%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Nationwide VIT - Gartmore International Equity Fund - Class I (GIG)
2008	0.00%	457,734	$9.211762	$4,216,537	1.36%	-46.06%
2008	0.10%	91,345	9.136079	834,535	1.36%	-46.11%
2008	0.25%	107,083	9.023725	966,288	1.36%	-46.19%
2008	0.40%	722	8.912712	6,435	1.36%	-46.27%
2007	0.00%	522,056	17.076402	8,914,838	0.38%	27.15%
2007	0.10%	180,062	16.953079	3,052,605	0.38%	27.02%
2007	0.25%	36,532	16.769826	612,635	0.38%	26.83%
2006	0.00%	554,752	13.430598	7,450,651	0.84%	32.96%
2006	0.10%	109,564	13.347009	1,462,352	0.84%	32.83%
2006	0.25%	55,980	13.222655	740,204	0.84%	32.63%
2006	0.40%	416	13.099372	5,449	0.84%	32.44%
2005	0.00%	203,318	10.100861	2,053,687	1.10%	30.21%
2005	0.10%	96,242	10.048006	967,040	1.10%	30.08%
2005	0.25%	54,480	9.969281	543,126	1.10%	29.89%
2005	0.40%	4	9.891115	40	1.10%	29.69%
2004	0.00%	125,904	7.757434	976,692	0.85%	14.19%
2004	0.10%	50,722	7.724537	391,804	0.85%	14.08%
2004	0.20%	12,706	7.691798	97,732	0.85%	13.97%
2004	0.25%	28,960	7.675467	222,282	0.85%	13.91%
2004	0.40%	25,428	7.626680	193,931	0.85%	13.74%
Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3)
2008	0.00%	24,803	5.516874	136,835	1.55%	-44.83%	5/1/2008
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
2008	0.00%	6,719	5.508000	37,008	1.45%	-44.92%	5/1/2008
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)
2008	0.00%	216,990	12.271930	2,662,886	0.73%	-44.34%
2008	0.10%	54,435	9.882968	537,979	0.73%	-44.40%
2008	0.25%	13,713	9.666117	132,551	0.73%	-44.48%
2007	0.00%	250,388	22.048358	5,520,644	0.41%	19.90%
2007	0.10%	109,004	17.774048	1,937,442	0.41%	19.78%
2007	0.25%	14,992	17.410223	261,014	0.41%	19.60%
2006	0.00%	249,376	18.389109	4,585,802	0.85%	25.88%
2006	0.10%	64,922	14.839096	963,384	0.85%	25.76%
2006	0.25%	13,250	14.557271	192,884	0.85%	25.57%
2006	0.40%	24	15.509710	372	0.85%	25.38%
2005	0.00%	262,448	14.608344	3,833,931	1.11%	19.34%
2005	0.10%	79,212	11.799959	934,698	1.11%	19.22%
2005	0.25%	12,984	11.593174	150,526	1.11%	19.04%
2005	0.40%	78	12.370181	965	1.11%	18.86%
2004	0.00%	281,954	12.241206	3,451,457	0.00%	15.67%
2004	0.10%	120,048	9.897753	1,188,205	0.00%	15.55%
2004	0.20%	2,874	9.758795	28,047	0.00%	15.43%
2004	0.25%	34,068	9.738860	331,783	0.00%	15.38%
2004	0.40%	1,704	10.407118	17,734	0.00%	15.20%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)
2008	0.00%	94,761	$10.542078	$998,978	1.83%	-46.27%
2008	0.10%	40,964	10.471992	428,975	1.83%	-46.33%
2008	0.25%	36,230	10.367711	375,622	1.83%	-46.41%
2007	0.00%	93,918	19.621675	1,842,828	3.45%	-1.05%
2007	0.10%	104,978	19.510815	2,048,206	3.45%	-1.15%
2007	0.25%	38,992	19.345657	754,326	3.45%	-1.30%
2006	0.00%	113,986	19.830405	2,260,389	1.89%	20.32%
2006	0.10%	98,040	19.738206	1,935,134	1.89%	20.20%
2006	0.25%	30,252	19.600661	592,959	1.89%	20.02%
2006	0.40%	5,096	19.464132	99,189	1.89%	19.84%
2005	0.00%	105,354	16.481268	1,736,368	2.00%	11.15%
2005	0.10%	69,072	16.420998	1,134,231	2.00%	11.04%
2005	0.25%	24,048	16.330978	392,727	2.00%	10.87%
2005	0.40%	3,938	16.241486	63,959	2.00%	10.71%
2004	0.00%	121,742	14.827817	1,805,168	1.37%	20.99%
2004	0.10%	5,676	14.788326	83,939	1.37%	20.87%
2004	0.20%	7,074	14.748909	104,334	1.37%	20.75%
2004	0.25%	8,572	14.729262	126,259	1.37%	20.69%
2004	0.40%	59,974	14.670465	879,846	1.37%	20.51%
Nationwide VIT - Government Bond Fund - Class I (GBF)
2008	0.00%	2,666,781	18.484063	49,292,948	4.28%	7.72%
2008	0.10%	149,239	17.036588	2,542,523	4.28%	7.61%
2008	0.20%	1,179,027	15.483913	18,255,951	4.28%	7.50%
2008	0.25%	3,301,654	15.421502	50,916,464	4.28%	7.45%
2008	0.40%	485,177	17.389732	8,437,098	4.28%	7.29%
2007	0.00%	2,247,294	17.159530	38,562,509	4.48%	7.16%
2007	0.10%	160,904	15.831585	2,547,365	4.48%	7.05%
2007	0.20%	717,380	14.403124	10,332,513	4.48%	6.94%
2007	0.25%	3,004,026	14.352245	43,114,517	4.48%	6.89%
2007	0.40%	440,784	16.208282	7,144,351	4.48%	6.73%
2006	0.00%	2,428,156	16.013288	38,882,761	3.95%	3.34%
2006	0.10%	78,218	14.788907	1,156,759	3.95%	3.24%
2006	0.20%	826,566	13.468059	11,132,240	3.95%	3.14%
2006	0.25%	3,008,954	13.427221	40,401,890	3.95%	3.08%
2006	0.40%	445,662	15.186518	6,768,054	3.95%	2.93%
2005	0.00%	3,195,842	15.495567	49,521,384	3.71%	3.26%
2005	0.10%	100,704	14.325057	1,442,591	3.71%	3.16%
2005	0.20%	1,941,614	13.058642	25,354,842	3.71%	3.06%
2005	0.25%	3,496,292	13.025536	45,541,077	3.71%	3.01%
2005	0.40%	800,072	14.754249	11,804,462	3.71%	2.85%
2004	0.00%	3,187,198	15.005858	47,826,641	5.38%	3.26%
2004	0.10%	68,418	13.886189	950,065	5.38%	3.16%
2004	0.20%	1,951,516	12.671201	24,728,051	5.38%	3.06%
2004	0.25%	2,572,680	12.645377	32,532,509	5.38%	3.00%
2004	0.40%	2,350,974	14.345081	33,724,912	5.38%	2.85%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Nationwide VIT - Growth Fund - Class I (CAF)
2008	0.00%	1,603,390	$6.066573	$9,727,082	0.28%	-38.71%
2008	0.10%	208,878	4.578246	956,295	0.28%	-38.77%
2008	0.20%	99,363	5.860450	582,312	0.28%	-38.83%
2008	0.25%	8,138	5.836782	47,500	0.28%	-38.86%
2007	0.00%	1,726,074	9.897441	17,083,716	0.18%	19.54%
2007	0.10%	226,134	7.476755	1,690,749	0.18%	19.42%
2007	0.20%	76,332	9.580341	731,287	0.18%	19.30%
2007	0.25%	8,184	9.546438	78,128	0.18%	19.24%
2006	0.00%	1,876,832	8.279324	15,538,900	0.05%	6.17%
2006	0.10%	51,726	6.260681	323,840	0.05%	6.06%
2006	0.20%	67,782	8.030198	544,303	0.05%	5.96%
2006	0.25%	45,366	8.005797	363,191	0.05%	5.90%
2006	0.40%	4	6.904680	28	0.05%	5.75%
2005	0.00%	1,986,938	7.798327	15,494,792	0.08%	6.50%
2005	0.10%	59,854	5.902844	353,309	0.08%	6.39%
2005	0.20%	60,144	7.578777	455,818	0.08%	6.29%
2005	0.25%	40,952	7.559516	309,577	0.08%	6.24%
2005	0.40%	3,778	6.529541	24,669	0.08%	6.08%
2004	0.00%	2,009,968	7.322345	14,717,679	0.34%	8.16%
2004	0.10%	47,844	5.548096	265,443	0.34%	8.05%
2004	0.20%	47,838	7.130400	341,104	0.34%	7.94%
2004	0.25%	73,454	7.115834	522,686	0.34%	7.89%
2004	0.40%	16,686	6.155504	102,711	0.34%	7.72%
Nationwide VIT - Health Sciences Fund - Class I (GVGH1)
2008	0.00%	84,235	11.589966	976,281	0.26%	-25.21%
2008	0.10%	81,523	11.512893	938,566	0.26%	-25.29%
2008	0.25%	59,035	11.398285	672,898	0.26%	-25.40%
2008	0.40%	207	11.284830	2,336	0.26%	-25.51%
2007	0.00%	101,446	15.497697	1,572,179	0.07%	13.16%
2007	0.10%	52,696	15.410067	812,049	0.07%	13.05%
2007	0.20%	90,084	15.322977	1,380,355	0.07%	12.93%
2007	0.25%	57,456	15.279611	877,905	0.07%	12.88%
2007	0.40%	2,882	15.150267	43,663	0.07%	12.71%
2006	0.00%	124,614	13.695316	1,706,628	0.00%	2.71%
2006	0.10%	13,596	13.631572	185,335	0.00%	2.61%
2006	0.20%	72,832	13.568156	988,196	0.00%	2.50%
2006	0.25%	29,942	13.536569	405,312	0.00%	2.45%
2006	0.40%	18,258	13.442227	245,428	0.00%	2.30%
2005	0.00%	194,488	13.334230	2,593,348	0.00%	8.44%
2005	0.10%	20,710	13.285419	275,141	0.00%	8.33%
2005	0.20%	62,816	13.236814	831,484	0.00%	8.22%
2005	0.25%	27,596	13.212593	364,615	0.00%	8.17%
2005	0.40%	13,866	13.140144	182,201	0.00%	8.01%
2004	0.00%	256,666	12.296466	3,156,085	0.00%	7.86%
2004	0.10%	49,544	12.263680	607,592	0.00%	7.75%
2004	0.20%	16,466	12.231005	201,396	0.00%	7.64%
2004	0.25%	24,814	12.214711	303,096	0.00%	7.59%
2004	0.40%	57,244	12.165918	696,426	0.00%	7.43%
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
2008	0.00%	260,983	9.339799	2,437,529	0.29%	-25.23%
2007	0.00%	210,752	12.491648	2,632,640	0.07%	13.23%
2006	0.00%	212,658	11.032385	2,346,125	0.00%	2.70%
2005	0.00%	128,282	10.742057	1,378,013	0.00%	7.42%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Nationwide VIT - International Index Fund - Class II (GVIX2)
2008	0.00%	592	$5.765640	$3,413	1.66%	-43.11%
2008	0.25%	37,630	5.741605	216,057	1.66%	-43.25%
2008	0.40%	76,167	5.727230	436,226	1.66%	-43.34%
2007	0.00%	93,770	23.734976	2,225,629	2.02%	2.92%
2007	0.25%	164,488	10.117465	1,664,202	1.19%	1.17%	5/1/2007
2007	0.40%	55,246	10.107323	558,389	1.19%	1.07%	5/1/2007
2006	0.00%	134,862	23.062454	3,110,249	2.07%	22.67%
2005	0.00%	175,520	18.800450	3,299,855	1.31%	12.09%
2004	0.00%	281,276	16.772215	4,717,622	1.91%	20.29%
Nationwide VIT - International Index Fund - Class VI (GVIX6)
2008	0.00%	71,845	6.837123	491,213	2.06%	-43.11%
2007	0.00%	53,368	12.017667	641,359	1.67%	9.50%
2006	0.00%	20,334	10.975279	223,171	1.50%	9.75%	5/1/2006
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
2008	0.00%	1,362,477	10.574854	14,407,995	2.07%	-36.84%
2008	0.10%	206,669	10.501810	2,170,399	2.07%	-36.91%
2008	0.20%	190,819	10.429261	1,990,101	2.07%	-36.97%
2008	0.25%	234,097	10.393146	2,433,004	2.07%	-37.00%
2008	0.40%	82,666	10.285643	850,273	2.07%	-37.10%
2007	0.00%	1,376,510	16.743624	23,047,766	2.03%	5.96%
2007	0.10%	211,970	16.644647	3,528,166	2.03%	5.85%
2007	0.20%	198,282	16.546241	3,280,822	2.03%	5.75%
2007	0.25%	160,792	16.497208	2,652,619	2.03%	5.69%
2007	0.40%	157,686	16.351146	2,578,347	2.03%	5.53%
2006	0.00%	1,105,550	15.802084	17,469,994	2.11%	16.87%
2006	0.10%	23,050	15.724474	362,449	2.11%	16.75%
2006	0.20%	211,872	15.647232	3,315,210	2.11%	16.64%
2006	0.25%	77,654	15.608708	1,212,079	2.11%	16.58%
2006	0.40%	171,634	15.493861	2,659,273	2.11%	16.40%
2005	0.00%	1,044,556	13.521320	14,123,776	2.02%	7.93%
2005	0.10%	24,154	13.468331	325,314	2.02%	7.82%
2005	0.20%	170,910	13.415540	2,292,850	2.02%	7.72%
2005	0.25%	24,354	13.389188	326,080	2.02%	7.66%
2005	0.40%	104,554	13.310555	1,391,672	2.02%	7.50%
2004	0.00%	937,068	12.527746	11,739,350	1.85%	14.03%
2004	0.10%	24,186	12.491088	302,109	1.85%	13.91%
2004	0.20%	7,054	12.454537	87,854	1.85%	13.80%
2004	0.25%	14,712	12.436282	182,963	1.85%	13.74%
2004	0.40%	63,674	12.381734	788,395	1.85%	13.57%
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2008	0.00%	746,175	12.327359	9,198,367	3.88%	-6.02%
2008	0.10%	36,290	12.242222	444,270	3.88%	-6.12%
2008	0.20%	72,139	12.157648	877,041	3.88%	-6.21%
2008	0.25%	508,679	12.115615	6,162,959	3.88%	-6.26%
2008	0.40%	713,252	11.990270	8,552,084	3.88%	-6.40%
2007	0.00%	621,536	13.117367	8,152,916	3.54%	5.38%
2007	0.10%	35,914	13.039806	468,312	3.54%	5.28%
2007	0.20%	28,608	12.962685	370,836	3.54%	5.17%
2007	0.25%	332,180	12.924331	4,293,204	3.54%	5.12%
2007	0.40%	106,108	12.809833	1,359,226	3.54%	4.96%
2006	0.00%	628,508	12.447546	7,823,382	3.23%	6.16%
2006	0.10%	26,518	12.386397	328,462	3.23%	6.06%
2006	0.20%	22,320	12.325531	275,106	3.23%	5.95%
2006	0.25%	287,996	12.295233	3,540,978	3.23%	5.90%
2006	0.40%	92,396	12.204705	1,127,666	3.23%	5.74%
2005	0.00%	706,430	11.724859	8,282,792	2.49%	3.31%
2005	0.10%	29,088	11.678890	339,716	2.49%	3.20%
2005	0.20%	34,084	11.633095	396,502	2.49%	3.10%
2005	0.25%	4,440	11.610294	51,550	2.49%	3.05%
2005	0.40%	49,050	11.542054	566,138	2.49%	2.90%
2004	0.00%	593,680	11.349571	6,738,013	2.49%	4.65%
2004	0.10%	21,194	11.316349	239,839	2.49%	4.55%
2004	0.20%	2,950	11.283226	33,286	2.49%	4.44%
2004	0.25%	6,398	11.266714	72,084	2.49%	4.39%
2004	0.40%	95,536	11.217265	1,071,653	2.49%	4.23%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
2008	0.00%	3,933,503	$11.441586	$45,005,513	2.82%	-23.20%
2008	0.10%	117,688	11.362546	1,337,235	2.82%	-23.27%
2008	0.20%	205,224	11.284040	2,315,756	2.82%	-23.35%
2008	0.25%	551,789	11.244982	6,204,857	2.82%	-23.39%
2008	0.40%	189,624	11.128694	2,110,267	2.82%	-23.50%
2007	0.00%	3,877,166	14.896957	57,757,975	2.71%	5.66%
2007	0.10%	117,560	14.808865	1,740,930	2.71%	5.55%
2007	0.20%	221,366	14.721295	3,258,794	2.71%	5.45%
2007	0.25%	341,144	14.677673	5,007,200	2.71%	5.39%
2007	0.40%	384,024	14.547724	5,586,675	2.71%	5.24%
2006	0.00%	3,554,252	14.099052	50,111,584	2.47%	11.35%
2006	0.10%	1,864	14.029768	26,151	2.47%	11.24%
2006	0.20%	206,458	13.960840	2,882,327	2.47%	11.13%
2006	0.25%	161,088	13.926464	2,243,386	2.47%	11.08%
2006	0.40%	490,632	13.823999	6,782,496	2.47%	10.91%
2005	0.00%	3,150,642	12.661618	39,892,225	2.39%	5.34%
2005	0.10%	1,874	12.611956	23,635	2.39%	5.24%
2005	0.20%	114,016	12.562517	1,432,328	2.39%	5.13%
2005	0.25%	31,934	12.537840	400,383	2.39%	5.08%
2005	0.40%	390,100	12.464210	4,862,288	2.39%	4.92%
2004	0.00%	2,369,740	12.019313	28,482,647	2.21%	9.54%
2004	0.10%	39,950	11.984122	478,766	2.21%	9.43%
2004	0.20%	28,510	11.949051	340,667	2.21%	9.32%
2004	0.25%	18,974	11.931529	226,389	2.21%	9.26%
2004	0.40%	264,480	11.879208	3,141,813	2.21%	9.10%
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2008	0.00%	4,832,634	11.015454	53,233,658	2.49%	-31.39%
2008	0.10%	157,940	10.939329	1,727,758	2.49%	-31.46%
2008	0.20%	45,387	10.863747	493,073	2.49%	-31.53%
2008	0.25%	434,590	10.826159	4,704,940	2.49%	-31.56%
2008	0.40%	41,029	10.714194	439,593	2.49%	-31.66%
2007	0.00%	4,655,618	16.055259	74,747,153	2.31%	6.15%
2007	0.10%	168,006	15.960296	2,681,425	2.31%	6.04%
2007	0.20%	53,480	15.865910	848,509	2.31%	5.94%
2007	0.25%	236,756	15.818947	3,745,231	2.31%	5.88%
2007	0.40%	202,098	15.678888	3,168,672	2.31%	5.72%
2006	0.00%	4,071,170	15.125018	61,576,520	2.25%	14.54%
2006	0.10%	18,108	15.050687	272,538	2.25%	14.43%
2006	0.20%	38,278	14.976735	573,279	2.25%	14.31%
2006	0.25%	84,106	14.939913	1,256,536	2.25%	14.26%
2006	0.40%	268,984	14.829966	3,989,024	2.25%	14.08%
2005	0.00%	3,665,284	13.204972	48,399,973	2.19%	7.07%
2005	0.10%	20,444	13.153196	268,904	2.19%	6.97%
2005	0.20%	22,860	13.101623	299,503	2.19%	6.86%
2005	0.25%	80,236	13.075926	1,049,160	2.19%	6.81%
2005	0.40%	181,156	12.999118	2,354,868	2.19%	6.65%
2004	0.00%	2,664,904	12.332826	32,865,797	2.01%	12.09%
2004	0.10%	14,182	12.296725	174,392	2.01%	11.98%
2004	0.20%	19,906	12.260724	244,062	2.01%	11.87%
2004	0.25%	90,230	12.242773	1,104,665	2.01%	11.81%
2004	0.40%	142,944	12.189084	1,742,356	2.01%	11.65%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2008	0.00%	1,167,584	$11.969310	$13,975,175	2.74%	-15.04%
2008	0.10%	70,328	11.886643	835,964	2.74%	-15.13%
2008	0.20%	21,399	11.804545	252,605	2.74%	-15.21%
2008	0.25%	168,630	11.763719	1,983,716	2.74%	-15.26%
2008	0.40%	9,327	11.642029	108,585	2.74%	-15.38%
2007	0.00%	1,091,298	14.088774	15,375,051	3.18%	5.86%
2007	0.10%	76,886	14.005474	1,076,825	3.18%	5.75%
2007	0.20%	21,560	13.922670	300,173	3.18%	5.65%
2007	0.25%	260,644	13.881453	3,618,117	3.18%	5.59%
2007	0.40%	1,104,372	13.758509	15,194,512	3.18%	5.43%
2006	0.00%	1,022,586	13.308971	13,609,567	2.84%	8.42%
2006	0.10%	8,862	13.243591	117,365	2.84%	8.31%
2006	0.20%	19,512	13.178536	257,140	2.84%	8.21%
2006	0.25%	105,542	13.146115	1,387,467	2.84%	8.15%
2006	0.40%	820,496	13.049356	10,706,944	2.84%	7.99%
2005	0.00%	996,854	12.275099	12,236,482	2.78%	4.49%
2005	0.10%	8,950	12.226987	109,432	2.78%	4.38%
2005	0.20%	18,166	12.179054	221,245	2.78%	4.28%
2005	0.25%	151,626	12.155154	1,843,037	2.78%	4.23%
2005	0.40%	521,412	12.083751	6,300,613	2.78%	4.07%
2004	0.00%	934,806	11.748118	10,982,211	2.38%	7.16%
2004	0.10%	9,038	11.713743	105,869	2.38%	7.05%
2004	0.20%	11,104	11.679461	129,689	2.38%	6.94%
2004	0.25%	21,136	11.662359	246,496	2.38%	6.89%
2004	0.40%	210,474	11.611205	2,443,857	2.38%	6.73%
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
2008	0.00%	757,878	10.568294	8,009,478	2.70%	-25.55%
2008	0.10%	48,246	9.589808	462,670	2.70%	-25.62%
2008	0.20%	104,098	9.695696	1,009,303	2.70%	-25.70%
2008	0.25%	108,297	9.656587	1,045,779	2.70%	-25.73%
2007	0.00%	856,726	14.194595	12,160,879	2.16%	4.63%
2007	0.10%	83,510	12.893261	1,076,716	2.16%	4.52%
2007	0.20%	140,532	13.048688	1,833,758	2.16%	4.41%
2007	0.25%	182,240	13.002564	2,369,587	2.16%	4.36%
2006	0.00%	919,452	13.567085	12,474,283	2.25%	12.25%
2006	0.10%	64,592	12.335682	796,786	2.25%	12.14%
2006	0.20%	73,958	12.496956	924,250	2.25%	12.02%
2006	0.25%	257,054	12.459031	3,202,644	2.25%	11.97%
2006	0.40%	608	12.170646	7,400	2.25%	11.80%
2005	0.00%	1,170,652	12.086643	14,149,253	1.98%	2.54%
2005	0.10%	81,682	11.000579	898,549	1.98%	2.44%
2005	0.20%	119,512	11.155509	1,333,217	1.98%	2.34%
2005	0.25%	234,374	11.127198	2,607,926	1.98%	2.29%
2005	0.40%	39,454	10.885904	429,492	1.98%	2.13%
2004	0.00%	1,256,734	11.786975	14,813,092	1.94%	8.49%
2004	0.10%	59,166	10.738528	635,356	1.94%	8.38%
2004	0.20%	132,248	10.900634	1,441,587	1.94%	8.27%
2004	0.25%	138,252	10.878396	1,503,960	1.94%	8.22%
2004	0.40%	241,606	10.658428	2,575,140	1.94%	8.06%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class I (NVLCP1)
2008	0.00%	13,545	$9.947099	$134,733	3.73%	-0.53%	5/1/2008
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
2008	0.00%	749,875	9.006596	6,753,821	0.00%	-46.11%
2008	0.10%	137,374	6.935563	952,766	0.00%	-46.17%
2008	0.25%	42,806	5.588576	239,225	0.00%	-46.25%
2007	0.00%	898,950	16.713321	15,024,440	0.00%	9.01%
2007	0.10%	104,616	12.883089	1,347,777	0.00%	8.91%
2007	0.25%	111,508	10.396626	1,159,307	0.00%	8.74%
2006	0.00%	961,292	15.331247	14,737,805	0.00%	9.91%
2006	0.10%	101,742	11.829636	1,203,571	0.00%	9.80%
2006	0.25%	154,712	9.560904	1,479,187	0.00%	9.63%
2006	0.40%	94	13.633719	1,282	0.00%	9.47%
2005	0.00%	989,192	13.949172	13,798,409	0.00%	9.74%
2005	0.10%	102,290	10.773967	1,102,069	0.00%	9.63%
2005	0.25%	161,102	8.720733	1,404,928	0.00%	9.47%
2005	0.40%	468	12.454266	5,829	0.00%	9.30%
2004	0.00%	1,022,504	12.710961	12,997,008	0.00%	15.34%
2004	0.10%	102,944	9.827397	1,011,672	0.00%	15.22%
2004	0.20%	763,680	7.982767	6,096,280	0.00%	15.11%
2004	0.25%	989,792	7.966452	7,885,130	0.00%	15.05%
2004	0.40%	114,718	11.394076	1,307,106	0.00%	14.88%
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
2008	0.00%	1,183,654	16.928443	20,037,419	1.25%	-36.46%
2008	0.10%	204,375	15.363236	3,139,861	1.25%	-36.53%
2008	0.20%	243,882	11.584754	2,825,313	1.25%	-36.59%
2008	0.25%	970,816	11.537999	11,201,274	1.25%	-36.62%
2008	0.40%	234,488	14.415737	3,380,317	1.25%	-36.72%
2007	0.00%	1,320,468	26.643107	35,181,370	1.35%	7.56%
2007	0.10%	234,870	24.203943	5,684,780	1.35%	7.45%
2007	0.20%	433,092	18.269470	7,912,361	1.35%	7.34%
2007	0.25%	1,035,184	18.204864	18,845,384	1.35%	7.29%
2007	0.40%	374,168	22.779636	8,523,411	1.35%	7.13%
2006	0.00%	1,451,458	24.770554	35,953,419	1.14%	9.89%
2006	0.10%	154,944	22.525451	3,490,183	1.14%	9.78%
2006	0.20%	639,140	17.019619	10,877,919	1.14%	9.67%
2006	0.25%	993,900	16.967969	16,864,464	1.14%	9.62%
2006	0.40%	660,842	21.263963	14,052,120	1.14%	9.45%
2005	0.00%	1,705,870	22.541352	38,452,616	1.04%	12.10%
2005	0.10%	169,140	20.518746	3,470,541	1.04%	11.99%
2005	0.20%	704,782	15.518876	10,937,424	1.04%	11.87%
2005	0.25%	613,462	15.479497	9,496,083	1.04%	11.82%
2005	0.40%	746,512	19.427688	14,503,002	1.04%	11.65%
2004	0.00%	1,662,184	20.108596	33,424,187	0.56%	15.73%
2004	0.10%	193,708	18.322527	3,549,220	0.56%	15.62%
2004	0.20%	458,242	13.871631	6,356,564	0.56%	15.50%
2004	0.25%	317,498	13.843332	4,395,230	0.56%	15.44%
2004	0.40%	1,048,696	17.400194	18,247,514	0.56%	15.27%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Nationwide VIT - Money Market Fund - Class I (SAM)
2008	0.00%	8,735,601	$14.287212	$124,807,383	2.03%	2.05%
2008	0.20%	4,546	12.074817	54,892	2.03%	1.85%
2008	0.25%	747,274	12.025998	8,986,716	2.03%	1.80%
2007	0.00%	8,018,358	13.999702	112,254,623	4.65%	4.79%
2007	0.20%	5,226	11.855541	61,957	4.65%	4.58%
2007	0.25%	839,752	11.813525	9,920,431	4.65%	4.53%
2006	0.00%	7,870,664	13.359424	105,147,538	4.43%	4.53%
2006	0.20%	5,784	11.336122	65,568	4.43%	4.32%
2006	0.25%	906,990	11.301640	10,250,474	4.43%	4.27%
2005	0.00%	8,487,334	12.780436	108,471,829	2.61%	2.67%
2005	0.20%	12,740	10.866496	138,439	2.61%	2.46%
2005	0.25%	997,352	10.838856	10,810,155	2.61%	2.41%
2005	0.40%	1,872	12.182168	22,805	2.61%	2.26%
2004	0.00%	9,274,680	12.448310	115,454,092	0.80%	0.81%
2004	0.20%	30,788	10.605257	326,515	0.80%	0.61%
2004	0.25%	877,048	10.583572	9,282,301	0.80%	0.56%
2004	0.40%	165,086	11.913109	1,966,688	0.80%	0.41%
Nationwide VIT - Money Market Fund - Class V (SAM5)
2008	0.00%	208,319	11.724390	2,442,413	2.10%	2.14%
2008	0.10%	6,427,722	11.651947	74,895,476	2.10%	2.04%
2008	0.20%	7,319,234	11.579888	84,755,910	2.10%	1.94%
2008	0.25%	15,618,922	11.543990	180,304,679	2.10%	1.89%
2008	0.40%	2,643,652	11.436879	30,235,128	2.10%	1.73%
2007	0.10%	5,521,946	11.419178	63,056,084	4.74%	4.76%
2007	0.20%	9,193,300	11.359928	104,435,226	4.74%	4.66%
2007	0.25%	12,378,852	11.330392	140,257,246	4.74%	4.60%
2007	0.40%	3,398,038	11.242166	38,201,307	4.74%	4.44%
2006	0.10%	6,733,802	10.900267	73,400,240	4.63%	4.51%
2006	0.20%	8,530,114	10.854633	92,591,257	4.63%	4.40%
2006	0.25%	11,262,860	10.831867	121,997,802	4.63%	4.35%
2006	0.40%	4,048,114	10.763797	43,573,077	4.63%	4.20%
2005	0.10%	537,434	10.429961	5,605,416	2.74%	2.65%
2005	0.20%	7,660,560	10.396676	79,644,360	2.74%	2.55%
2005	0.25%	5,577,142	10.380057	57,891,052	2.74%	2.49%
2005	0.40%	5,136,552	10.330316	53,062,205	2.74%	2.34%
2004	0.10%	13,954,380	10.160839	141,788,209	0.91%	0.79%
2004	0.20%	8,296,360	10.138533	84,112,920	0.91%	0.69%
2004	0.25%	9,126,608	10.127388	92,428,700	0.91%	0.64%
2004	0.40%	7,815,054	10.093995	78,885,116	0.91%	0.49%
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
2008	0.00%	1,107	6.140389	6,797	0.06%	-38.60%	5/1/2008
Nationwide VIT - Multi-Manager International Value Fund - Class I (GVDIVI)
2008	0.00%	77,496	12.742294	987,477	1.73%	-46.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
2008	0.00%	635,373	$7.765128	$4,933,753	1.74%	-46.33%
2007	0.00%	665,320	14.468946	9,626,479	2.15%	2.93%
2006	0.00%	575,980	14.056822	8,096,448	2.01%	22.75%
2005	0.00%	402,348	11.451970	4,607,677	0.95%	14.52%	5/2/2005
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2008	0.00%	2,417	6.364575	15,383	0.26%	-36.35%	5/1/2008
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2008	0.00%	37,776	6.357067	240,145	0.95%	-36.43%	5/1/2008
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2008	0.00%	478	6.279727	3,002	0.00%	-37.20%	5/1/2008
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2008	0.25%	358	6.761352	2,421	0.46%	-32.39%	5/1/2008
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2008	0.00%	815	6.757903	5,508	1.51%	-32.42%	5/1/2008
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2008	0.00%	659,708	10.212287	6,737,127	0.00%	-46.42%
2008	0.10%	72,753	10.114063	735,828	0.00%	-46.47%
2008	0.20%	18,977	10.016703	190,087	0.00%	-46.53%
2008	0.25%	271,535	9.968426	2,706,777	0.00%	-46.55%
2008	0.40%	6,093	9.824891	59,863	0.00%	-46.63%
2007	0.00%	711,702	19.059414	13,564,623	0.00%	9.75%
2007	0.10%	104,246	18.895046	1,969,733	0.00%	9.64%
2007	0.20%	101,242	18.731944	1,896,459	0.00%	9.53%
2007	0.25%	271,302	18.651020	5,060,059	0.00%	9.47%
2007	0.40%	28,166	18.410147	518,540	0.00%	9.31%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
2008	0.00%	1,246,918	18.091428	22,558,527	1.07%	-32.15%
2008	0.10%	107,445	19.407862	2,085,278	1.07%	-32.22%
2008	0.20%	117,819	13.890932	1,636,616	1.07%	-32.29%
2008	0.25%	482,118	13.834895	6,670,052	1.07%	-32.32%
2008	0.40%	12,830	15.386534	197,409	1.07%	-32.42%
2007	0.00%	1,454,620	26.664377	38,786,536	1.13%	-6.89%
2007	0.10%	262,148	28.633322	7,506,168	1.13%	-6.99%
2007	0.20%	289,534	20.514502	5,939,646	1.13%	-7.08%
2007	0.25%	575,424	20.441984	11,762,808	1.13%	-7.13%
2007	0.40%	25,628	22.768858	583,520	1.13%	-7.27%
2006	0.00%	1,678,046	28.638579	48,056,853	0.43%	17.29%
2006	0.10%	237,134	30.784276	7,299,999	0.43%	17.18%
2006	0.20%	348,296	22.077762	7,689,596	0.43%	17.06%
2006	0.25%	667,586	22.010798	14,694,101	0.43%	17.00%
2006	0.40%	104,786	24.553275	2,572,839	0.43%	16.83%
2005	0.00%	1,914,388	24.416176	46,742,034	0.07%	3.07%
2005	0.10%	250,094	26.271693	6,570,393	0.07%	2.97%
2005	0.20%	458,988	18.860242	8,656,625	0.07%	2.87%
2005	0.25%	848,398	18.812416	15,960,416	0.07%	2.82%
2005	0.40%	395,632	21.016857	8,314,941	0.07%	2.66%
2004	0.00%	2,111,792	23.688343	50,024,853	0.00%	17.30%
2004	0.10%	250,742	25.513967	6,397,423	0.00%	17.18%
2004	0.20%	271,422	18.334546	4,976,399	0.00%	17.06%
2004	0.25%	557,634	18.297168	10,203,123	0.00%	17.01%
2004	0.40%	1,039,852	20.471824	21,287,667	0.00%	16.83%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
2008	0.00%	1,461,719	$16.291230	$23,813,200	0.83%	-38.19%
2008	0.10%	200,454	16.444339	3,296,334	0.83%	-38.25%
2008	0.20%	968,556	11.042145	10,694,936	0.83%	-38.31%
2008	0.25%	1,443,694	10.997602	15,877,172	0.83%	-38.34%
2008	0.40%	138,143	14.034369	1,938,750	0.83%	-38.44%
2007	0.00%	1,568,836	26.356127	41,348,441	0.09%	2.13%
2007	0.10%	214,492	26.630532	5,712,036	0.09%	2.03%
2007	0.20%	773,666	17.899968	13,848,597	0.09%	1.93%
2007	0.25%	1,805,786	17.836712	32,209,285	0.09%	1.88%
2007	0.40%	227,380	22.796223	5,183,405	0.09%	1.72%
2006	0.00%	1,691,018	25.805828	43,638,120	0.10%	12.04%
2006	0.10%	109,004	26.100738	2,845,085	0.10%	11.93%
2006	0.20%	730,292	17.561515	12,825,034	0.10%	11.82%
2006	0.25%	1,848,548	17.508253	32,364,846	0.10%	11.76%
2006	0.40%	428,830	22.410227	9,610,178	0.10%	11.59%
2005	0.00%	1,752,846	23.033016	40,373,330	0.00%	12.32%
2005	0.10%	123,158	23.319481	2,871,981	0.00%	12.20%
2005	0.20%	1,146,078	15.705843	18,000,121	0.00%	12.09%
2005	0.25%	1,912,752	15.666008	29,965,188	0.00%	12.04%
2005	0.40%	832,540	20.082219	16,719,251	0.00%	11.87%
2004	0.00%	1,765,320	20.507271	36,201,896	0.00%	19.02%
2004	0.10%	254,060	20.783025	5,280,135	0.00%	18.90%
2004	0.20%	346,438	14.011465	4,854,104	0.00%	18.78%
2004	0.25%	766,554	13.982897	10,718,646	0.00%	18.72%
2004	0.40%	1,815,822	17.951460	32,596,656	0.00%	18.55%
Nationwide VIT - Nationwide Fund - Class I (TRF)
2008	0.00%	2,528,801	9.730137	24,605,580	1.41%	-41.55%
2008	0.10%	28,106,065	8.002258	224,911,983	1.41%	-41.61%
2008	0.20%	56,085	7.793622	437,105	1.41%	-41.67%
2008	0.25%	46,732	7.762178	362,742	1.41%	-41.70%
2008	0.40%	798	8.031680	6,409	1.41%	-41.79%
2007	0.00%	2,766,768	16.648158	46,061,591	1.03%	8.18%
2007	0.10%	28,344,872	13.705507	388,480,842	1.03%	8.07%
2007	0.20%	50,032	13.361574	668,506	1.03%	7.96%
2007	0.25%	52,394	13.314351	697,592	1.03%	7.91%
2007	0.40%	1,370	13.797367	18,902	1.03%	7.75%
2006	0.00%	2,948,242	15.389126	45,370,868	1.09%	13.63%
2006	0.10%	37,804,244	12.681766	479,424,576	1.09%	13.51%
2006	0.20%	49,380	12.375964	611,125	1.09%	13.40%
2006	0.25%	236,736	12.338411	2,920,946	1.09%	13.34%
2006	0.40%	31,470	12.805324	402,984	1.09%	13.18%
2005	0.00%	3,161,412	13.543467	42,816,479	1.00%	7.44%
2005	0.10%	38,013,326	11.171952	424,683,053	1.00%	7.33%
2005	0.20%	56,248	10.913424	613,858	1.00%	7.23%
2005	0.25%	230,206	10.885739	2,505,962	1.00%	7.17%
2005	0.40%	28,310	11.314587	320,316	1.00%	7.01%
2004	0.00%	3,312,776	12.605461	41,759,069	1.30%	9.75%
2004	0.10%	19,034,918	10.408568	198,126,238	1.30%	9.64%
2004	0.20%	32,724	10.177848	333,060	1.30%	9.53%
2004	0.25%	200,466	10.157086	2,036,150	1.30%	9.48%
2004	0.40%	119,314	10.573030	1,261,511	1.30%	9.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Nationwide VIT- Nationwide Leaders Fund - Class I (GVUS1)
2008	0.00%	67,331	$9.006647	$606,427	0.76%	-49.91%
2008	0.10%	42,776	8.946759	382,707	0.76%	-49.96%
2008	0.25%	132	8.857680	1,169	0.76%	-50.03%
2007	0.00%	89,306	17.979434	1,605,671	1.24%	11.56%
2007	0.10%	44,572	17.877821	796,850	1.24%	11.45%
2007	0.25%	3,872	17.726502	68,637	1.24%	11.28%
2006	0.00%	85,138	16.116355	1,372,114	0.70%	16.05%
2006	0.10%	8,386	16.041401	134,523	0.70%	15.93%
2006	0.25%	2,392	15.929628	38,104	0.70%	15.76%
2006	0.40%	54	15.818643	854	0.70%	15.58%
2005	0.00%	40,072	13.887943	556,518	1.29%	10.31%
2005	0.10%	13,776	13.837136	190,620	1.29%	10.20%
2005	0.25%	8,298	13.761286	114,191	1.29%	10.04%
2005	0.40%	212	13.685866	2,901	1.29%	9.87%
2004	0.00%	24,720	12.589767	311,219	0.48%	18.79%
2004	0.10%	12,564	12.556222	157,756	0.48%	18.67%
2004	0.20%	3,700	12.522767	46,334	0.48%	18.56%
2004	0.25%	13,762	12.506076	172,109	0.48%	18.50%
2004	0.40%	996	12.456136	12,406	0.48%	18.32%
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
2008	0.00%	180	5.182412	933	0.00%	-48.18%	5/1/2008
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)
2008	0.00%	5,037	6.178465	31,121	0.45%	-38.22%	5/1/2008
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
2008	0.00%	96,918	9.943310	963,686	3.46%	-0.57%	5/1/2008
Nationwide VIT - Technology and Communications Fund - Class I (GGTC)
2008	0.00%	286,434	2.181418	624,832	0.00%	-48.57%
2008	0.10%	259,568	2.163493	561,574	0.00%	-48.62%
2008	0.20%	338,127	2.145696	725,518	0.00%	-48.67%
2008	0.25%	424,273	2.136859	906,612	0.00%	-48.70%
2008	0.40%	3,131	2.110566	6,608	0.00%	-48.78%
2007	0.00%	400,856	4.241547	1,700,250	0.00%	20.09%
2007	0.10%	257,506	4.210915	1,084,336	0.00%	19.97%
2007	0.20%	380,790	4.180465	1,591,879	0.00%	19.85%
2007	0.25%	519,226	4.165338	2,162,752	0.00%	19.79%
2007	0.40%	80,076	4.120279	329,935	0.00%	19.61%
2006	0.00%	515,480	3.531877	1,820,612	0.00%	11.17%
2006	0.10%	101,564	3.509892	356,479	0.00%	11.06%
2006	0.20%	311,356	3.488016	1,086,015	0.00%	10.95%
2006	0.25%	446,826	3.477132	1,553,673	0.00%	10.89%
2006	0.40%	238,650	3.444715	822,081	0.00%	10.73%
2005	0.00%	740,614	3.177040	2,352,960	0.00%	-0.52%
2005	0.10%	125,958	3.160408	398,079	0.00%	-0.62%
2005	0.20%	273,712	3.143852	860,510	0.00%	-0.71%
2005	0.25%	262,362	3.135604	822,663	0.00%	-0.76%
2005	0.40%	232,710	3.111019	723,965	0.00%	-0.91%
2004	0.00%	1,025,772	3.193545	3,275,849	0.00%	4.31%
2004	0.10%	675,570	3.180008	2,148,318	0.00%	4.21%
2004	0.20%	448,724	3.166487	1,420,879	0.00%	4.10%
2004	0.25%	674,980	3.159750	2,132,768	0.00%	4.05%
2004	0.40%	481,400	3.139672	1,511,438	0.00%	3.90%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
2008	0.00%	177,753	$8.454726	$1,502,853	0.00%	-48.59%
2007	0.00%	249,550	16.444438	4,103,710	0.00%	20.19%
2006	0.00%	136,014	13.682536	1,861,016	0.00%	11.08%
2005	0.00%	89,142	12.317458	1,098,003	0.00%	23.17%	5/2/2005
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
2008	0.00%	204,284	11.293974	2,307,178	0.00%	-41.29%
2008	0.10%	75,068	11.218926	842,182	0.00%	-41.35%
2008	0.25%	68,398	11.107192	759,710	0.00%	-41.44%
2007	0.00%	231,876	19.237188	4,460,642	0.00%	22.49%
2007	0.10%	147,470	19.128541	2,820,886	0.00%	22.36%
2007	0.25%	71,458	18.966559	1,355,312	0.00%	22.18%
2006	0.00%	250,268	15.705651	3,930,622	0.27%	-0.29%
2006	0.10%	74,050	15.632647	1,157,598	0.27%	-0.39%
2006	0.25%	93,502	15.523663	1,451,494	0.27%	-0.54%
2006	0.40%	118	15.415524	1,819	0.27%	-0.69%
2005	0.00%	279,900	15.751023	4,408,711	0.00%	11.96%
2005	0.10%	70,284	15.693455	1,102,999	0.00%	11.85%
2005	0.25%	80,480	15.607398	1,256,083	0.00%	11.68%
2005	0.40%	816	15.521877	12,666	0.00%	11.52%
2004	0.00%	184,294	14.068165	2,592,678	0.00%	12.41%
2004	0.10%	44,170	14.030717	619,737	0.00%	12.30%
2004	0.20%	8,230	13.993330	115,165	0.00%	12.18%
2004	0.25%	50,246	13.974657	702,171	0.00%	12.13%
2004	0.40%	3,866	13.918876	53,810	0.00%	11.96%
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
2008	0.00%	790,298	9.218422	7,285,300	2.00%	-36.99%
2008	0.10%	66,339	7.711029	511,542	2.00%	-37.05%
2008	0.25%	30,065	7.585299	228,052	2.00%	-37.15%
2007	0.00%	883,520	14.630092	12,925,979	1.74%	-2.22%
2007	0.10%	50,950	12.250079	624,142	1.74%	-2.31%
2007	0.25%	48,922	12.068473	590,414	1.74%	-2.46%
2006	0.00%	875,334	14.961750	13,096,528	1.73%	15.91%
2006	0.10%	5,264	12.540372	66,013	1.73%	15.79%
2006	0.25%	36,988	12.373114	457,657	1.73%	15.62%
2006	0.40%	2	13.317925	27	1.73%	15.44%
2005	0.00%	825,902	12.908610	10,661,247	1.61%	4.25%
2005	0.10%	5,204	10.830304	56,361	1.61%	4.14%
2005	0.25%	42,010	10.701838	449,584	1.61%	3.99%
2005	0.40%	262	11.536276	3,023	1.61%	3.83%
2004	0.00%	665,190	12.382749	8,236,881	1.39%	17.50%
2004	0.10%	230,518	10.399470	2,397,265	1.39%	17.38%
2004	0.20%	49,480	10.312567	510,266	1.39%	17.26%
2004	0.25%	36,102	10.291496	371,544	1.39%	17.21%
2004	0.40%	28,772	11.110531	319,672	1.39%	17.03%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
2008	0.00%	603,494	$13.614701	$8,216,390	6.15%	-17.29%
2008	0.10%	55,384	13.167860	729,289	6.15%	-17.37%
2008	0.20%	27,508	12.583839	346,156	6.15%	-17.46%
2008	0.25%	141,197	12.533105	1,769,637	6.15%	-17.50%
2008	0.40%	2,396	12.738274	30,521	6.15%	-17.62%
2007	0.00%	697,366	16.461000	11,479,342	4.18%	4.62%
2007	0.10%	81,530	15.936672	1,299,317	4.18%	4.52%
2007	0.20%	70,520	15.245098	1,075,084	4.18%	4.41%
2007	0.25%	657,186	15.191219	9,983,456	4.18%	4.36%
2007	0.40%	44,644	15.463091	690,334	4.18%	4.20%
2006	0.00%	657,636	15.733416	10,346,861	4.07%	4.84%
2006	0.10%	18,772	15.247568	286,227	4.07%	4.73%
2006	0.20%	57,084	14.600569	833,459	4.07%	4.63%
2006	0.25%	450,402	14.556279	6,556,177	4.07%	4.58%
2006	0.40%	34,566	14.839152	512,930	4.07%	4.42%
2005	0.00%	636,228	15.007380	9,548,115	3.99%	2.18%
2005	0.10%	28,056	14.558458	408,452	3.99%	2.08%
2005	0.20%	114,922	13.954609	1,603,692	3.99%	1.98%
2005	0.25%	483,160	13.919206	6,725,204	3.99%	1.93%
2005	0.40%	89,110	14.210938	1,266,337	3.99%	1.77%
2004	0.00%	588,866	14.687199	8,648,792	4.55%	6.53%
2004	0.10%	6,318	14.262059	90,108	4.55%	6.43%
2004	0.20%	13,584	13.684149	185,885	4.55%	6.32%
2004	0.25%	63,742	13.656231	870,475	4.55%	6.27%
2004	0.40%	307,698	13.963330	4,296,489	4.55%	6.11%
Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
2008	0.00%	19,987	5.646840	112,863	4.37%	-43.53%	5/1/2008
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
2008	0.00%	392,065	14.011166	5,493,288	0.54%	-37.24%
2008	0.10%	73,276	10.057230	736,954	0.54%	-37.31%
2008	0.25%	86,429	9.256750	800,052	0.54%	-37.40%
2007	0.00%	434,652	22.326685	9,704,338	0.26%	7.39%
2007	0.10%	100,594	16.042197	1,613,749	0.26%	7.28%
2007	0.25%	98,428	14.787583	1,455,512	0.26%	7.12%
2006	0.00%	477,638	20.790721	9,930,438	0.70%	13.38%
2006	0.10%	88,754	14.953594	1,327,191	0.70%	13.26%
2006	0.25%	194,222	13.804932	2,681,222	0.70%	13.09%
2006	0.40%	74	14.282531	1,057	0.70%	12.93%
2005	0.00%	509,104	18.337744	9,335,819	0.15%	8.39%
2005	0.10%	34,424	13.202464	454,482	0.15%	8.28%
2005	0.20%	234,680	12.237616	2,871,924	0.15%	8.18%
2005	0.25%	75,766	12.206553	924,842	0.15%	8.12%
2005	0.40%	80,808	12.647762	1,022,040	0.15%	7.96%
2004	0.00%	572,382	16.918157	9,683,649	0.12%	15.81%
2004	0.10%	26,978	12.192566	328,931	0.12%	15.70%
2004	0.20%	19,660	11.312789	222,409	0.12%	15.58%
2004	0.25%	91,408	11.289714	1,031,970	0.12%	15.53%
2004	0.40%	290,396	11.715274	3,402,069	0.12%	15.35%
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
2008	0.00%	248,009	8.019658	1,988,947	0.00%	-46.44%
2007	0.00%	280,340	14.972222	4,197,313	1.87%	3.21%
2006	0.00%	140,884	14.506093	2,043,676	0.29%	23.45%
2005	0.00%	53,950	11.750261	633,927	0.26%	17.50%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)
2008	0.00%	1,241,103	$14.241194	$17,674,789	0.00%	-43.37%
2008	0.10%	457,960	10.355229	4,742,281	0.00%	-43.43%
2008	0.20%	43,749	7.544382	330,059	0.00%	-43.48%
2008	0.25%	464,312	7.513928	3,488,807	0.00%	-43.51%
2007	0.00%	1,375,816	25.147074	34,597,747	0.00%	22.53%
2007	0.10%	412,472	18.303613	7,549,728	0.00%	22.40%
2007	0.20%	38,324	13.348628	511,573	0.00%	22.28%
2007	0.25%	489,154	13.301400	6,506,433	0.00%	22.22%
2007	0.40%	3,494	19.674042	68,741	0.00%	22.04%
2006	0.00%	1,474,382	20.523539	30,259,536	0.00%	14.69%
2006	0.10%	366,596	14.953339	5,481,834	0.00%	14.58%
2006	0.20%	41,698	10.916267	455,187	0.00%	14.47%
2006	0.25%	391,016	10.883119	4,255,474	0.00%	14.41%
2006	0.40%	97,186	16.121456	1,566,780	0.00%	14.24%
2005	0.00%	1,544,990	17.894121	27,646,238	0.00%	13.74%
2005	0.10%	383,494	13.050574	5,004,817	0.00%	13.63%
2005	0.20%	23,118	9.536717	220,470	0.00%	13.51%
2005	0.25%	365,056	9.512489	3,472,591	0.00%	13.46%
2005	0.40%	127,004	14.112212	1,792,307	0.00%	13.29%
2004	0.00%	1,604,468	15.732356	25,242,062	0.00%	16.31%
2004	0.10%	394,394	11.485392	4,529,770	0.00%	16.19%
2004	0.20%	470,456	8.401327	3,952,455	0.00%	16.08%
2004	0.25%	678,994	8.384158	5,692,793	0.00%	16.02%
2004	0.40%	322,438	12.456893	4,016,576	0.00%	15.84%
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
2008	0.00%	772,159	9.206209	7,108,657	0.48%	-52.39%
2008	0.10%	101,292	8.553125	866,363	0.48%	-52.44%
2008	0.25%	26,043	8.479038	220,820	0.48%	-52.51%
2008	0.40%	1,125	7.925107	8,916	0.48%	-52.58%
2007	0.00%	902,352	19.337705	17,449,417	0.62%	9.34%
2007	0.10%	194,378	17.983949	3,495,684	0.62%	9.23%
2007	0.25%	25,412	17.855044	453,732	0.62%	9.06%
2007	0.40%	596	16.713743	9,961	0.62%	8.90%
2006	0.00%	967,144	17.686426	17,105,321	0.68%	12.24%
2006	0.10%	148,132	16.464820	2,438,967	0.68%	12.13%
2006	0.25%	70,676	16.371496	1,157,072	0.68%	11.96%
2006	0.40%	414	15.348160	6,354	0.68%	11.79%
2005	0.00%	1,054,060	15.757590	16,609,445	0.98%	18.04%
2005	0.10%	185,490	14.683836	2,723,705	0.98%	17.93%
2005	0.25%	84,180	14.622460	1,230,919	0.98%	17.75%
2005	0.40%	211,116	13.728969	2,898,405	0.98%	17.58%
2004	0.00%	902,952	13.348803	12,053,328	0.01%	18.98%
2004	0.10%	162,162	12.451586	2,019,174	0.01%	18.86%
2004	0.20%	229,766	12.443485	2,859,090	0.01%	18.74%
2004	0.25%	191,928	12.418080	2,383,377	0.01%	18.68%
2004	0.40%	244,546	11.676716	2,855,494	0.01%	18.50%
Neuberger Berman AMT - Regency Portfolio - Class I (AMRI)
2008	0.00%	23,511	5.750861	135,208	2.92%	-45.82%
2008	0.25%	319,496	5.712555	1,825,138	2.92%	-45.95%
2008	0.40%	10,164	5.689701	57,830	2.92%	-46.04%
2007	0.25%	32,224	10.569832	340,602	0.46%	3.04%
2007	0.40%	48,338	10.543396	509,647	0.46%	2.89%
2006	0.25%	6,524	10.257708	66,921	0.44%	2.58%	5/1/2006
2006	0.40%	34,570	10.247505	354,256	0.44%	2.48%	5/1/2006

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
2008	0.00%	97,268	$7.206627	$700,974	0.95%	-45.95%
2007	0.00%	94,148	13.332382	1,255,217	0.47%	3.05%
2006	0.00%	62,360	12.937253	806,767	0.48%	10.94%
2005	0.00%	23,100	11.661977	269,392	0.00%	16.62%	5/2/2005
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
2008	0.00%	74,557	9.284535	692,227	0.00%	-39.47%
2008	0.10%	20,820	9.225949	192,084	0.00%	-39.53%
2008	0.25%	29,832	9.138805	272,629	0.00%	-39.62%
2008	0.40%	480	9.052482	4,345	0.00%	-39.72%
2007	0.00%	70,284	15.339463	1,078,119	0.00%	0.52%
2007	0.10%	24,496	15.257956	373,759	0.00%	0.41%
2007	0.20%	13,934	15.176941	211,475	0.00%	0.31%
2007	0.25%	20,928	15.136586	316,778	0.00%	0.26%
2007	0.40%	1,998	15.016171	30,002	0.00%	0.11%
2006	0.00%	54,558	15.260818	832,600	0.00%	5.25%
2006	0.10%	9,420	15.195016	143,137	0.00%	5.15%
2006	0.20%	11,666	15.129543	176,501	0.00%	5.04%
2006	0.25%	18,450	15.096902	278,538	0.00%	4.99%
2006	0.40%	7,818	14.999423	117,265	0.00%	4.83%
2005	0.00%	69,514	14.499238	1,007,900	0.00%	2.90%
2005	0.10%	1,074	14.451137	15,521	0.00%	2.79%
2005	0.20%	9,828	14.403227	141,555	0.00%	2.69%
2005	0.25%	15,290	14.379334	219,860	0.00%	2.64%
2005	0.40%	20,788	14.307871	297,432	0.00%	2.49%
2004	0.00%	57,292	14.091031	807,303	0.00%	11.88%
2004	0.10%	51,200	14.058294	719,785	0.00%	11.76%
2004	0.20%	4,062	14.025658	56,972	0.00%	11.65%
2004	0.25%	22,204	14.009370	311,064	0.00%	11.60%
2004	0.40%	44,406	13.960609	619,935	0.00%	11.43%
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
2008	0.00%	226,546	11.099348	2,514,513	2.16%	-39.44%
2007	0.00%	254,068	18.328379	4,656,655	0.09%	7.61%
2006	0.00%	160,134	17.031699	2,727,354	0.16%	13.70%
2005	0.00%	104,292	14.979202	1,562,211	0.00%	6.86%
2004	0.00%	42,274	14.018027	592,598	0.00%	13.28%
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
2008	0.00%	2,357,625	11.071272	26,101,908	0.14%	-45.52%
2008	0.10%	586,696	8.264836	4,848,946	0.14%	-45.57%
2008	0.20%	2,400,370	6.418454	15,406,664	0.14%	-45.63%
2008	0.25%	3,405,107	6.392540	21,767,283	0.14%	-45.65%
2008	0.40%	137,113	9.143789	1,253,732	0.14%	-45.74%
2007	0.00%	2,560,294	20.320760	52,027,120	0.22%	14.15%
2007	0.10%	671,050	15.184919	10,189,840	0.22%	14.03%
2007	0.20%	1,732,160	11.804408	20,447,123	0.22%	13.92%
2007	0.25%	3,734,518	11.762653	43,927,839	0.22%	13.86%
2007	0.40%	364,698	16.850466	6,145,331	0.22%	13.69%
2006	0.00%	2,846,436	17.801944	50,672,094	0.38%	7.95%
2006	0.10%	530,754	13.316078	7,067,562	0.38%	7.84%
2006	0.20%	1,641,104	10.362024	17,005,159	0.38%	7.73%
2006	0.25%	3,188,414	10.330569	32,938,131	0.38%	7.68%
2006	0.40%	1,040,592	14.821276	15,422,901	0.38%	7.52%
2005	0.00%	2,994,184	16.491164	49,377,579	0.91%	5.10%
2005	0.10%	558,612	12.347907	6,897,689	0.91%	4.99%
2005	0.20%	1,970,560	9.618219	18,953,278	0.91%	4.89%
2005	0.25%	3,734,142	9.593805	35,824,630	0.91%	4.84%
2005	0.40%	1,425,776	13.784845	19,654,101	0.91%	4.68%
2004	0.00%	3,086,788	15.691176	48,435,334	0.31%	6.94%
2004	0.10%	876,150	11.760631	10,304,077	0.31%	6.83%
2004	0.20%	1,451,308	9.169906	13,308,358	0.31%	6.72%
2004	0.25%	1,591,142	9.151191	14,560,844	0.31%	6.67%
2004	0.40%	4,419,620	13.168552	58,199,996	0.31%	6.51%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
2008	0.00%	1,290,636	$9.026171	$11,649,501	1.57%	-40.19%
2007	0.00%	1,378,496	15.092302	20,804,678	1.24%	6.34%
2006	0.00%	1,194,348	14.192798	16,951,140	0.84%	17.69%
2005	0.00%	723,136	12.059670	8,720,782	0.00%	20.60%	5/2/2005
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
2008	0.00%	1,018,581	9.585005	9,763,104	1.55%	-40.19%
2008	0.10%	292,991	9.502282	2,784,083	1.55%	-40.25%
2008	0.20%	771,294	9.420249	7,265,782	1.55%	-40.31%
2008	0.25%	1,877,301	9.379518	17,608,179	1.55%	-40.34%
2008	0.40%	134,904	9.258335	1,248,986	1.55%	-40.43%
2007	0.00%	1,244,300	16.025167	19,940,115	1.33%	6.32%
2007	0.10%	319,328	15.902782	5,078,204	1.33%	6.21%
2007	0.20%	664,384	15.781314	10,484,853	1.33%	6.11%
2007	0.25%	1,785,708	15.720950	28,073,026	1.33%	6.05%
2007	0.40%	792,482	15.541185	12,316,109	1.33%	5.89%
2006	0.00%	1,579,632	15.072696	23,809,313	1.07%	17.69%
2006	0.10%	150,202	14.972632	2,248,919	1.07%	17.57%
2006	0.20%	578,604	14.873215	8,605,702	1.07%	17.46%
2006	0.25%	1,608,848	14.823774	23,849,199	1.07%	17.40%
2006	0.40%	898,758	14.676391	13,190,524	1.07%	17.22%
2005	0.00%	2,017,894	12.806945	25,843,057	1.00%	14.31%
2005	0.10%	183,864	12.734604	2,341,435	1.00%	14.19%
2005	0.20%	1,091,788	12.662678	13,824,960	1.00%	14.08%
2005	0.25%	1,169,740	12.626867	14,770,151	1.00%	14.02%
2005	0.40%	810,028	12.520042	10,141,585	1.00%	13.85%
2004	0.00%	2,460,964	11.203969	27,572,564	1.15%	19.16%
2004	0.10%	419,770	11.151785	4,681,185	1.15%	19.04%
2004	0.20%	342,972	11.099865	3,806,943	1.15%	18.92%
2004	0.25%	436,776	11.073978	4,836,848	1.15%	18.87%
2004	0.40%	1,770,284	10.996730	19,467,335	1.15%	18.69%
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
2008	0.00%	237,435	2.039384	484,221	5.39%	-78.89%
2007	0.00%	97,144	9.661022	938,510	0.00%	-3.39%	5/1/2007
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
2008	0.00%	147,777	2.906468	429,509	8.17%	-78.67%
2007	0.00%	197,334	13.627157	2,689,101	7.57%	-0.10%
2006	0.00%	324,172	13.641009	4,422,033	6.62%	9.42%
2005	0.00%	304,496	12.466334	3,795,949	6.30%	2.31%
2004	0.00%	260,866	12.184423	3,178,502	4.03%	8.97%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
2008	0.00%	239,034	$12.859537	$3,073,867	0.51%	-37.83%
2007	0.00%	264,706	20.683895	5,475,151	0.29%	-1.21%
2006	0.00%	215,614	20.937110	4,514,334	0.13%	15.00%
2005	0.00%	146,346	18.206560	2,664,457	0.00%	9.92%
2004	0.00%	111,964	16.563464	1,854,512	0.00%	19.42%
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
2008	0.00%	2,155,808	9.213175	19,861,836	1.52%	-38.47%
2008	0.10%	96,686	8.405452	812,690	1.52%	-38.53%
2008	0.20%	127,115	7.966974	1,012,722	1.52%	-38.59%
2008	0.25%	197,165	7.934811	1,564,467	1.52%	-38.62%
2007	0.00%	2,359,688	14.973285	35,332,281	1.00%	4.42%
2007	0.10%	92,924	13.674278	1,270,669	1.00%	4.32%
2007	0.20%	333,966	12.973942	4,332,856	1.00%	4.21%
2007	0.25%	225,200	12.928044	2,911,396	1.00%	4.16%
2006	0.00%	2,564,464	14.338943	36,771,703	1.10%	15.02%
2006	0.10%	43,364	13.108136	568,421	1.10%	14.91%
2006	0.20%	184,798	12.449315	2,300,609	1.10%	14.80%
2006	0.25%	370,160	12.411511	4,594,245	1.10%	14.74%
2006	0.40%	3,524	11.856561	41,783	1.10%	14.57%
2005	0.00%	2,675,742	12.465965	33,355,706	1.37%	5.98%
2005	0.10%	65,504	11.407291	747,223	1.37%	5.87%
2005	0.20%	185,032	10.844763	2,006,628	1.37%	5.76%
2005	0.25%	381,782	10.817217	4,129,819	1.37%	5.71%
2005	0.40%	5,684	10.349023	58,824	1.37%	5.55%
2004	0.00%	2,802,124	11.763032	32,961,474	0.83%	9.46%
2004	0.10%	62,892	10.774785	677,648	0.83%	9.35%
2004	0.20%	86,940	10.253671	891,454	0.83%	9.24%
2004	0.25%	192,090	10.232719	1,965,603	0.83%	9.19%
2004	0.40%	606,518	9.804476	5,946,591	0.83%	9.02%
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
2008	0.00%	1,511,513	8.562806	12,942,793	0.00%	-49.07%
2008	0.10%	250,167	6.830721	1,708,821	0.00%	-49.12%
2008	0.20%	135,869	4.723995	641,844	0.00%	-49.17%
2008	0.25%	841,598	4.704920	3,959,651	0.00%	-49.19%
2007	0.00%	1,618,182	16.811588	27,204,209	0.00%	6.33%
2007	0.10%	528,414	13.424400	7,093,641	0.00%	6.23%
2007	0.20%	121,920	9.293377	1,133,049	0.00%	6.12%
2007	0.25%	1,094,732	9.260496	10,137,761	0.00%	6.07%
2006	0.00%	1,834,314	15.810416	29,001,267	0.00%	2.96%
2006	0.10%	445,344	12.637642	5,628,098	0.00%	2.85%
2006	0.20%	106,664	8.757520	934,112	0.00%	2.75%
2006	0.25%	1,386,376	8.730923	12,104,342	0.00%	2.70%
2006	0.40%	986	13.200215	13,015	0.00%	2.55%
2005	0.00%	2,021,976	15.356470	31,050,414	0.00%	12.33%
2005	0.10%	448,332	12.287042	5,508,674	0.00%	12.21%
2005	0.20%	454,650	8.523068	3,875,013	0.00%	12.10%
2005	0.25%	1,772,498	8.501413	15,068,738	0.00%	12.05%
2005	0.40%	5,300	12.872483	68,224	0.00%	11.88%
2004	0.00%	2,473,214	13.671269	33,811,974	0.00%	19.78%
2004	0.10%	538,726	10.949589	5,898,828	0.00%	19.66%
2004	0.20%	260,230	7.602891	1,978,500	0.00%	19.54%
2004	0.25%	1,726,784	7.587355	13,101,723	0.00%	19.48%
2004	0.40%	916,804	11.505640	10,548,417	0.00%	19.30%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Oppenheimer VAF - Strategic Bond Fund - Non-Service Class (OVSB)
2008	0.20%	104,885	$8.500963	$891,624	3.48%	-14.99%	1/2/2008
2008	0.25%	9,576	8.496736	81,365	3.48%	-15.03%	1/2/2008
PIMCO VIT - All Asset Portfolio - Administrative Class (PMVAAA)
2008	0.00%	1,313	11.379397	14,941	4.28%	-15.84%
2008	0.10%	15,498	11.326491	175,538	4.28%	-15.93%
2008	0.25%	35,350	11.247576	397,602	4.28%	-16.05%
2008	0.40%	730	11.169222	8,154	4.28%	-16.18%
2007	0.10%	15,834	13.472183	213,319	8.25%	8.22%
2007	0.25%	133,088	13.398414	1,783,168	8.25%	8.06%
2007	0.40%	2,462	13.325057	32,806	8.25%	7.89%
2006	0.25%	121,412	12.399544	1,505,453	4.03%	4.40%
2006	0.40%	2,542	12.350260	31,394	4.03%	4.24%
2005	0.25%	287,514	11.877133	3,414,842	4.94%	5.96%
2005	0.40%	58,972	11.847635	698,679	4.94%	5.81%
2004	0.25%	10,938	11.208609	122,600	6.86%	12.09%	5/3/2004
2004	0.40%	13,676	11.197507	153,137	6.86%	11.98%	5/3/2004
PIMCO VIT - Low Duration Portfolio - Administrative Class (PMVLDA)
2008	0.00%	15,497	11.927738	184,844	4.10%	-0.45%
2008	0.10%	85,251	11.852482	1,010,436	4.10%	-0.55%
2008	0.20%	1,648,644	11.777625	19,417,111	4.10%	-0.65%
2008	0.25%	1,211,549	11.740354	14,224,014	4.10%	-0.70%
2008	0.40%	167,038	11.629122	1,942,505	4.10%	-0.85%
2007	0.10%	115,344	11.918100	1,374,681	4.75%	7.27%
2007	0.20%	1,869,506	11.854696	22,162,425	4.75%	7.16%
2007	0.25%	1,853,686	11.823104	21,916,322	4.75%	7.10%
2007	0.40%	189,584	11.728722	2,223,578	4.75%	6.94%
2006	0.10%	24,296	11.110721	269,946	4.19%	3.86%
2006	0.20%	1,775,448	11.062747	19,641,332	4.19%	3.75%
2006	0.25%	875,682	11.038824	9,666,499	4.19%	3.70%
2006	0.40%	995,170	10.967285	10,914,313	4.19%	3.55%
2005	0.20%	1,845,738	10.662435	19,680,061	2.71%	0.80%
2005	0.25%	747,294	10.644694	7,954,716	2.71%	0.75%
2005	0.40%	1,106,776	10.591594	11,722,522	2.71%	0.60%
2004	0.10%	435,394	10.602263	4,616,162	1.29%	1.74%
2004	0.20%	2,001,144	10.577591	21,167,283	1.29%	1.64%
2004	0.25%	554,690	10.565271	5,860,450	1.29%	1.58%
2004	0.40%	1,548,394	10.528355	16,302,042	1.29%	1.43%
PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)
2008	0.00%	1,297	13.006263	16,869	3.55%	-7.02%
2008	0.10%	150,898	12.924061	1,950,215	3.55%	-7.12%
2008	0.20%	817,317	12.842295	10,496,226	3.55%	-7.21%
2008	0.25%	2,758,640	12.801575	35,314,937	3.55%	-7.26%
2008	0.40%	953,934	12.680079	12,095,958	3.55%	-7.40%
2007	0.10%	93,920	13.914414	1,306,842	4.64%	10.53%
2007	0.20%	777,912	13.840237	10,766,486	4.64%	10.42%
2007	0.25%	1,535,174	13.803269	21,190,420	4.64%	10.37%
2007	0.40%	1,489,604	13.692856	20,396,933	4.64%	10.20%
2006	0.10%	50,474	12.588282	635,381	4.26%	0.64%
2006	0.20%	672,656	12.533792	8,430,930	4.26%	0.54%
2006	0.25%	1,287,852	12.506613	16,106,667	4.26%	0.49%
2006	0.40%	1,442,470	12.425357	17,923,205	4.26%	0.34%
2005	0.10%	80,408	12.508033	1,005,746	2.85%	1.97%
2005	0.20%	628,146	12.466336	7,830,679	2.85%	1.87%
2005	0.25%	1,206,896	12.445521	15,020,450	2.85%	1.82%
2005	0.40%	640,224	12.383232	7,928,042	2.85%	1.67%
2004	0.10%	96,300	12.266232	1,181,238	1.03%	8.78%
2004	0.20%	225,144	12.237557	2,755,213	1.03%	8.67%
2004	0.25%	309,916	12.223233	3,788,175	1.03%	8.62%
2004	0.40%	907,634	12.180321	11,055,273	1.03%	8.45%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)
2008	0.00%	72,078	$13.802824	$994,880	4.47%	4.75%
2008	0.10%	1,250,843	13.715592	17,156,052	4.47%	4.64%
2008	0.20%	2,728,440	13.628820	37,185,418	4.47%	4.54%
2008	0.25%	7,835,547	13.585613	106,450,709	4.47%	4.49%
2008	0.40%	621,710	13.456667	8,366,144	4.47%	4.33%
2007	0.10%	832,700	13.106902	10,914,117	4.81%	8.63%
2007	0.20%	3,931,096	13.037033	51,249,828	4.81%	8.52%
2007	0.25%	5,454,364	13.002214	70,918,808	4.81%	8.47%
2007	0.40%	1,905,050	12.898203	24,571,722	4.81%	8.31%
2006	0.10%	8,770	12.065231	105,812	4.42%	3.74%
2006	0.20%	3,889,630	12.013005	46,726,145	4.42%	3.64%
2006	0.25%	3,326,500	11.986960	39,874,622	4.42%	3.59%
2006	0.40%	3,150,134	11.909077	37,515,188	4.42%	3.43%
2005	0.10%	30,398	11.629906	353,526	3.47%	2.32%
2005	0.20%	3,110,384	11.591132	36,052,872	3.47%	2.22%
2005	0.25%	2,083,246	11.571785	24,106,875	3.47%	2.17%
2005	0.40%	2,531,932	11.513866	29,152,326	3.47%	2.02%
2004	0.10%	50,172	11.365760	570,243	1.92%	4.78%
2004	0.20%	1,390,690	11.339186	15,769,293	1.92%	4.67%
2004	0.25%	1,511,060	11.325918	17,114,142	1.92%	4.62%
2004	0.40%	3,142,992	11.286156	35,472,298	1.92%	4.46%
Pioneer VCT - Pioneer Emerging Markets Portfolio - Class I (PIVEMI)
2008	0.00%	1,435	4.375030	6,278	0.36%	-58.20%
2008	0.25%	32,111	4.361213	140,043	0.36%	-58.31%
Pioneer VCT - Pioneer High Yield Portfolio - Class I (PIHYB1)
2008	0.00%	433	11.258511	4,875	8.46%	-35.43%
2008	0.10%	110,077	11.187479	1,231,484	8.46%	-35.49%
2008	0.20%	694,575	11.116824	7,721,468	8.46%	-35.55%
2008	0.25%	254,649	11.081635	2,821,927	8.46%	-35.59%
2008	0.40%	52,370	10.976641	574,847	8.46%	-35.68%
2007	0.10%	100,470	17.342224	1,742,373	5.36%	5.81%
2007	0.20%	507,564	17.249965	8,755,461	5.36%	5.71%
2007	0.25%	195,182	17.203983	3,357,908	5.36%	5.65%
2007	0.40%	179,670	17.066645	3,066,364	5.36%	5.50%
2006	0.10%	10,514	16.389248	172,317	5.53%	8.39%
2006	0.20%	467,554	16.318486	7,629,773	5.53%	8.29%
2006	0.25%	82,444	16.283186	1,342,451	5.53%	8.23%
2006	0.40%	280,054	16.177661	4,530,619	5.53%	8.07%
2005	0.10%	11,722	15.120107	177,238	5.49%	1.84%
2005	0.20%	438,236	15.069867	6,604,158	5.49%	1.74%
2005	0.25%	36,528	15.044787	549,556	5.49%	1.69%
2005	0.40%	252,932	14.969736	3,786,325	5.49%	1.54%
2004	0.10%	16,298	14.846381	241,966	5.59%	7.95%
2004	0.20%	41,538	14.811836	615,254	5.59%	7.85%
2004	0.25%	53,634	14.794578	793,492	5.59%	7.79%
2004	0.40%	473,190	14.742883	6,976,185	5.59%	7.63%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Putnam VT - Growth and Income Fund - Class IB (PVGIB)
2008	0.00%	63,826	$9.699626	$619,088	2.04%	-38.70%
2007	0.00%	65,188	15.822165	1,031,415	1.43%	-6.04%
2006	0.00%	79,204	16.838971	1,333,714	1.47%	15.91%
2005	0.00%	79,162	14.527575	1,150,032	1.49%	5.23%
2004	0.00%	69,826	13.805820	964,005	1.11%	11.11%
Putnam VT - International Equity Fund - Class IB (PVTIGB)
2008	0.00%	98,334	12.943794	1,272,815	2.18%	-43.95%
2007	0.00%	132,680	23.093467	3,064,041	2.23%	8.37%
2006	0.00%	227,790	21.310423	4,854,301	0.36%	27.72%
2005	0.00%	138,276	16.685441	2,307,196	1.32%	12.20%
2004	0.00%	107,542	14.871493	1,599,310	1.30%	16.19%
Putnam VT - OTC & Emerging Growth Fund - Class IB (PVOEGB)
2008	0.20%	5,847	5.470558	31,986	0.00%	-45.29%	1/2/2008
2008	0.25%	533	5.467827	2,914	0.00%	-45.32%	1/2/2008
Putnam VT - Small Cap Value Fund - Class IB (PVTSCB)
2008	0.25%	65	5.389467	350	0.00%	-39.51%
Putnam VT - Voyager Fund - Class IB (PVTVB)
2008	0.00%	54,796	9.218880	505,158	0.00%	-37.03%
2007	0.00%	29,740	14.640393	435,405	0.00%	5.52%
2006	0.00%	28,784	13.874456	399,362	0.11%	5.44%
2005	0.00%	27,308	13.159164	359,350	0.59%	5.69%
2004	0.00%	26,864	12.450430	334,468	0.20%	5.03%
Royce Capital Fund - Micro Cap Portfolio (ROCMC)
2008	0.00%	3,305	13.694894	45,262	2.44%	-43.27%
2008	0.10%	126,086	13.608530	1,715,845	2.44%	-43.33%
2008	0.20%	526,233	13.522698	7,116,090	2.44%	-43.38%
2008	0.25%	1,056,241	13.479984	14,238,112	2.44%	-43.41%
2008	0.40%	243,108	13.352691	3,246,146	2.44%	-43.50%
2007	0.10%	192,752	24.012175	4,628,395	1.50%	3.87%
2007	0.20%	516,162	23.884685	12,328,367	1.50%	3.77%
2007	0.25%	1,213,818	23.821182	28,914,579	1.50%	3.72%
2007	0.40%	383,860	23.631757	9,071,286	1.50%	3.56%
2006	0.10%	102,390	23.116715	2,366,920	0.17%	20.95%
2006	0.20%	487,556	23.017122	11,222,136	0.17%	20.83%
2006	0.25%	779,248	22.967474	17,897,358	0.17%	20.77%
2006	0.40%	767,354	22.819241	17,510,436	0.17%	20.59%
2005	0.10%	11,746	19.112697	224,498	0.60%	11.50%
2005	0.20%	516,002	19.049333	9,829,494	0.60%	11.39%
2005	0.25%	690,136	19.017724	13,124,816	0.60%	11.33%
2005	0.40%	830,676	18.923254	15,719,093	0.60%	11.17%
2004	0.10%	11,820	17.141696	202,615	0.00%	13.73%
2004	0.20%	251,888	17.101898	4,307,763	0.00%	13.62%
2004	0.25%	271,392	17.082044	4,635,930	0.00%	13.56%
2004	0.40%	1,033,530	17.022607	17,593,375	0.00%	13.39%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Royce Capital Fund - Small Cap Portfolio (ROCSC)
2008	0.20%	11,031	$7.326443	$80,818	0.43%	-26.74%	1/2/2008
2008	0.25%	1,007	7.322794	7,374	0.43%	-26.77%	1/2/2008
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
2008	0.00%	273,286	7.980543	2,180,971	0.11%	-42.65%
2008	0.20%	23,532	7.922205	186,425	0.11%	-42.76%
2008	0.25%	2,151	7.907699	17,009	0.11%	-42.79%
2007	0.00%	212,892	13.915435	2,962,485	0.11%	12.49%
2006	0.00%	117,044	12.370493	1,447,892	0.34%	9.33%
2005	0.00%	33,050	11.314946	373,959	0.16%	13.15%	5/2/2005
T. Rowe Price Equity Income Portfolio - II (TREI2)
2008	0.00%	345,566	11.741384	4,057,423	2.12%	-36.26%
2008	0.10%	166,121	11.667331	1,938,189	2.12%	-36.33%
2008	0.20%	1,762,229	11.593772	20,430,881	2.12%	-36.39%
2008	0.25%	2,240,330	11.557153	25,891,837	2.12%	-36.42%
2008	0.40%	562,661	11.447985	6,441,335	2.12%	-36.52%
2007	0.00%	342,686	18.422059	6,312,982	1.51%	3.03%
2007	0.10%	160,922	18.324230	2,948,772	1.51%	2.93%
2007	0.20%	1,884,266	18.226974	34,344,467	1.51%	2.82%
2007	0.25%	2,229,008	18.178518	40,520,062	1.51%	2.77%
2007	0.40%	834,360	18.033915	15,046,777	1.51%	2.62%
2006	0.00%	232,318	17.880327	4,153,922	1.35%	18.65%
2006	0.10%	17,014	17.803262	302,905	1.35%	18.53%
2006	0.20%	1,955,804	17.726578	34,669,712	1.35%	18.41%
2006	0.25%	1,540,034	17.688346	27,240,654	1.35%	18.35%
2006	0.40%	1,391,756	17.574134	24,458,906	1.35%	18.18%
2005	0.00%	69,938	15.070153	1,053,976	1.39%	3.69%
2005	0.10%	22,826	15.020167	342,850	1.39%	3.59%
2005	0.20%	1,993,558	14.970390	29,844,341	1.39%	3.49%
2005	0.25%	892,058	14.945544	13,332,292	1.39%	3.44%
2005	0.40%	1,649,340	14.871262	24,527,767	1.39%	3.28%
2004	0.10%	11,962	14.499419	173,442	1.46%	14.50%
2004	0.20%	1,400,944	14.465784	20,265,753	1.46%	14.39%
2004	0.25%	366,698	14.448971	5,298,409	1.46%	14.33%
2004	0.40%	1,661,986	14.398668	23,930,385	1.46%	14.16%
T. Rowe Price Health Sciences Portfolio - II (TRHS2)
2008	0.20%	163,681	7.109924	1,163,759	0.00%	-28.90%	1/2/2008
2008	0.25%	14,944	7.106377	106,198	0.00%	-28.94%	1/2/2008
T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
2008	0.00%	177,875	11.230967	1,997,708	3.75%	1.31%
2007	0.00%	97,460	11.086232	1,080,464	4.06%	5.23%
2006	0.00%	51,598	10.535464	543,609	3.73%	4.03%
2005	0.00%	19,896	10.127763	201,502	2.09%	1.28%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
T. Rowe Price Mid Cap Growth Portfolio - II (TRMCG2)
2008	0.10%	97,962	$14.242855	$1,395,259	0.00%	-40.00%
2008	0.20%	302,266	14.153026	4,277,979	0.00%	-40.06%
2008	0.25%	681,051	14.108326	9,608,490	0.00%	-40.09%
2007	0.10%	118,598	23.736199	2,815,066	0.00%	17.11%
2007	0.20%	283,588	23.610164	6,695,559	0.00%	16.99%
2007	0.25%	726,466	23.547392	17,106,380	0.00%	16.93%
2007	0.40%	34,870	23.360091	814,566	0.00%	16.75%
2006	0.10%	23,520	20.268825	476,723	0.00%	6.28%
2006	0.20%	288,630	20.181467	5,824,977	0.00%	6.17%
2006	0.25%	560,134	20.137940	11,279,945	0.00%	6.12%
2006	0.40%	256,586	20.007898	5,133,747	0.00%	5.96%
2005	0.10%	44,810	19.071958	854,614	0.00%	14.32%
2005	0.20%	626,894	19.008705	11,916,443	0.00%	14.21%
2005	0.25%	356,418	18.977178	6,763,808	0.00%	14.15%
2005	0.40%	453,782	18.882872	8,568,707	0.00%	13.98%
2004	0.10%	172,276	16.682608	2,874,013	0.00%	17.94%
2004	0.20%	835,584	16.643864	13,907,346	0.00%	17.82%
2004	0.25%	179,746	16.624542	2,988,195	0.00%	17.76%
2004	0.40%	754,450	16.566668	12,498,723	0.00%	17.58%
T. Rowe Price New America Growth Portfolio (TRNAG1)
2008	0.10%	52,850	8.488305	448,607	0.00%	-38.30%
2008	0.20%	83,615	8.448808	706,447	0.00%	-38.37%
2008	0.25%	307,465	8.429140	2,591,666	0.00%	-38.40%
2008	0.40%	481,319	8.370383	4,028,824	0.00%	-38.49%
2007	0.10%	25,334	13.758234	348,551	0.00%	13.67%
2007	0.20%	299,098	13.707959	4,100,023	0.00%	13.55%
2007	0.25%	194,180	13.682900	2,656,946	0.00%	13.49%
2007	0.40%	536,034	13.607980	7,294,340	0.00%	13.32%
2006	0.20%	301,726	12.072027	3,642,444	0.04%	7.12%
2006	0.25%	86,392	12.056017	1,041,543	0.04%	7.06%
2006	0.40%	551,676	12.008095	6,624,578	0.04%	6.90%
2005	0.20%	690,950	11.269904	7,786,940	0.00%	4.26%
2005	0.25%	2,404	11.260565	27,070	0.00%	4.21%
2005	0.40%	584,706	11.232593	6,567,765	0.00%	4.06%
2004	0.20%	222,430	10.808909	2,404,226	0.00%	8.09%	5/3/2004
2004	0.25%	560	10.805340	6,051	0.00%	8.05%	5/3/2004
2004	0.40%	19,964	10.794628	215,504	0.00%	7.95%	5/3/2004
T. Rowe Price Personal Strategy Balanced Portfolio (TRPSB1)
2008	0.00%	7,764	7.640233	59,319	2.80%	-29.88%
2008	0.25%	47,397	7.599968	360,216	2.80%	-30.06%
2008	0.40%	143	7.575907	1,083	2.80%	-30.16%
2007	0.25%	5,720	10.865761	62,152	1.34%	7.34%
2007	0.40%	340	10.847653	3,688	1.34%	7.18%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2008	0.00%	903,627	8.816356	7,966,697	0.76%	-34.42%
2008	0.10%	108,438	6.365134	690,222	0.76%	-34.49%
2008	0.25%	47,574	5.777639	274,865	0.76%	-34.59%
2007	0.00%	990,572	13.444500	13,317,745	0.54%	7.79%
2007	0.10%	116,744	9.716245	1,134,313	0.54%	7.68%
2007	0.25%	50,616	8.832711	447,076	0.54%	7.51%
2006	0.00%	1,115,238	12.473391	13,910,800	0.11%	9.20%
2006	0.10%	84,702	9.023502	764,309	0.11%	9.09%
2006	0.25%	91,596	8.215346	752,493	0.11%	8.93%
2006	0.40%	90	10.406467	937	0.11%	8.77%
2005	0.00%	1,203,742	11.422458	13,749,692	0.00%	3.62%
2005	0.10%	90,610	8.271484	749,479	0.00%	3.51%
2005	0.25%	101,932	7.541951	768,766	0.00%	3.36%
2005	0.40%	734	9.567773	7,023	0.00%	3.20%
2004	0.00%	1,320,272	11.023895	14,554,540	0.40%	6.21%
2004	0.10%	88,956	7.990838	710,833	0.40%	6.10%
2004	0.20%	29,340	7.311886	214,531	0.40%	6.00%
2004	0.25%	154,666	7.296964	1,128,592	0.40%	5.95%
2004	0.40%	21,434	9.270823	198,711	0.40%	5.79%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
The Universal IF, Inc. - Capital Growth Portfolio - Class I (MSVEG)
2008	0.25%	39,408	$5.090726	$200,615	0.00%	-49.31%
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
2008	0.00%	379,342	12.666688	4,805,007	0.00%	-64.78%
2008	0.10%	96,284	17.162939	1,652,516	0.00%	-64.81%
2008	0.20%	70,043	15.849346	1,110,136	0.00%	-64.85%
2008	0.25%	73,280	15.785351	1,156,751	0.00%	-64.87%
2007	0.00%	517,190	35.963363	18,599,892	0.40%	37.61%
2007	0.10%	94,388	48.778177	4,604,075	0.40%	37.48%
2007	0.20%	66,494	45.090153	2,998,225	0.40%	37.34%
2007	0.25%	105,400	44.930650	4,735,691	0.40%	37.27%
2006	0.00%	565,466	26.133423	14,777,562	0.56%	39.49%
2006	0.10%	43,526	35.481161	1,544,353	0.56%	39.35%
2006	0.20%	46,954	32.831467	1,541,569	0.56%	39.21%
2006	0.25%	66,446	32.731758	2,174,894	0.56%	39.14%
2005	0.00%	573,050	18.734825	10,735,991	0.71%	32.00%
2005	0.10%	38,212	25.461491	972,934	0.71%	31.86%
2005	0.20%	45,066	23.583541	1,062,816	0.71%	31.73%
2005	0.25%	41,596	23.523647	978,490	0.71%	31.67%
2005	0.40%	596	17.488050	10,423	0.71%	31.47%
2004	0.00%	535,204	14.193509	7,596,423	0.53%	25.89%
2004	0.10%	32,436	19.308855	626,302	0.53%	25.76%
2004	0.20%	120,164	17.902527	2,151,239	0.53%	25.64%
2004	0.25%	212,994	17.865954	3,805,341	0.53%	25.58%
2004	0.40%	53,740	13.301843	714,841	0.53%	25.39%
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
2008	0.00%	387,879	21.535500	8,353,168	0.27%	-46.12%
2008	0.10%	84,350	29.959857	2,527,114	0.27%	-46.18%
2008	0.20%	129,114	25.496953	3,292,014	0.27%	-46.23%
2008	0.25%	133,086	25.394095	3,379,599	0.27%	-46.26%
2008	0.40%	6,726	20.508184	137,938	0.27%	-46.34%
2007	0.00%	416,768	39.972562	16,659,285	0.11%	45.36%
2007	0.10%	99,614	55.665036	5,545,017	0.11%	45.21%
2007	0.20%	81,432	47.420563	3,861,551	0.11%	45.06%
2007	0.25%	170,146	47.252962	8,039,902	0.11%	44.99%
2007	0.40%	6,820	38.218809	260,652	0.11%	44.77%
2006	0.00%	487,264	27.499610	13,399,570	0.06%	24.49%
2006	0.10%	20,452	38.333948	784,006	0.06%	24.37%
2006	0.20%	59,788	32.689202	1,954,422	0.06%	24.24%
2006	0.25%	153,486	32.590053	5,002,117	0.06%	24.18%
2005	0.00%	509,766	22.089482	11,260,467	0.31%	51.67%
2005	0.10%	26,250	30.823042	809,105	0.31%	51.52%
2005	0.20%	52,740	26.310503	1,387,616	0.31%	51.37%
2005	0.25%	129,856	26.243783	3,407,913	0.31%	51.29%
2005	0.40%	52	21.290146	1,107	0.31%	51.07%
2004	0.00%	392,894	14.564221	5,722,195	0.31%	24.23%
2004	0.10%	7,980	20.342743	162,335	0.31%	24.10%
2004	0.20%	70,582	17.381825	1,226,844	0.31%	23.98%
2004	0.25%	31,156	17.346378	540,444	0.31%	23.92%
2004	0.40%	153,946	14.093195	2,169,591	0.31%	23.73%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
2008	0.00%	264,578	$10.933218	$2,892,689	4.73%	-10.20%
2007	0.00%	281,694	12.175696	3,429,821	3.71%	5.45%
2006	0.00%	190,806	11.546094	2,203,064	4.06%	3.73%
2005	0.00%	126,012	11.130805	1,402,615	3.73%	4.21%
2004	0.00%	50,918	10.680729	543,841	3.92%	4.37%
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
2008	0.00%	235,478	19.678201	4,633,783	7.06%	-14.98%
2008	0.10%	32,806	25.456014	835,110	7.06%	-15.06%
2008	0.20%	94,088	19.381729	1,823,588	7.06%	-15.15%
2008	0.25%	83,661	19.303549	1,614,954	7.06%	-15.19%
2008	0.40%	69,947	17.858916	1,249,178	7.06%	-15.32%
2007	0.00%	244,604	23.144388	5,661,210	7.13%	6.53%
2007	0.10%	53,870	29.969902	1,614,479	7.13%	6.42%
2007	0.20%	79,524	22.841354	1,816,436	7.13%	6.32%
2007	0.25%	74,644	22.760599	1,698,942	7.13%	6.26%
2007	0.40%	68,018	21.088867	1,434,423	7.13%	6.10%
2006	0.00%	296,826	21.725302	6,448,634	10.28%	10.81%
2006	0.10%	11,152	28.160613	314,047	10.28%	10.70%
2006	0.20%	74,878	21.483999	1,608,679	10.28%	10.59%
2006	0.25%	49,984	21.418803	1,070,597	10.28%	10.53%
2006	0.40%	81,282	19.875581	1,615,527	10.28%	10.37%
2005	0.00%	306,254	19.606425	6,004,546	7.14%	12.25%
2005	0.10%	17,164	25.439451	436,643	7.14%	12.14%
2005	0.20%	227,212	19.427363	4,414,130	7.14%	12.03%
2005	0.25%	48,476	19.378063	939,371	7.14%	11.97%
2005	0.40%	83,166	18.008789	1,497,719	7.14%	11.80%
2004	0.00%	310,368	17.466655	5,421,091	7.52%	10.06%
2004	0.10%	6,174	22.685707	140,062	7.52%	9.95%
2004	0.20%	105,242	17.341685	1,825,074	7.52%	9.84%
2004	0.25%	37,344	17.306300	646,286	7.52%	9.79%
2004	0.40%	122,976	16.107486	1,980,834	7.52%	9.62%
Van Kampen UIF - Global Real Estate Portfolio - Class II (VKVGR2)
2008	0.00%	9,686	4.901259	47,474	4.11%	-44.34%
2008	0.25%	85,328	4.885787	416,894	4.11%	-44.48%
2008	0.40%	4,297	4.876534	20,954	4.11%	-44.57%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Van Kampen UIF - Mid Cap Growth Portfolio- Class I (MSVMG)
2008	0.00%	240,987	$6.115056	$1,473,649	0.80%	-46.77%
2008	0.10%	79,376	6.062222	481,195	0.80%	-46.82%
2008	0.20%	24,533	6.009877	147,440	0.80%	-46.87%
2008	0.25%	816,330	5.983894	4,884,832	0.80%	-46.90%
2008	0.40%	22,314	5.906531	131,798	0.80%	-46.98%
2007	0.00%	283,210	11.486951	3,253,219	0.00%	22.67%
2007	0.10%	59,566	11.399129	679,001	0.00%	22.54%
2007	0.20%	20,784	11.312053	235,110	0.00%	22.42%
2007	0.25%	401,714	11.268795	4,526,833	0.00%	22.36%
2007	0.40%	44,500	11.139857	495,724	0.00%	22.17%
2006	0.00%	282,660	9.364438	2,646,952	0.00%	9.27%
2006	0.10%	21,636	9.302196	201,262	0.00%	9.17%
2006	0.20%	26,838	9.240416	247,994	0.00%	9.06%
2006	0.25%	265,862	9.209696	2,448,508	0.00%	9.00%
2006	0.40%	44,880	9.118070	409,219	0.00%	8.84%
2005	0.00%	300,668	8.569610	2,576,607	0.00%	17.57%
2005	0.10%	21,748	8.521148	185,318	0.00%	17.45%
2005	0.20%	20,382	8.473005	172,697	0.00%	17.33%
2005	0.25%	144,664	8.449046	1,222,273	0.00%	17.28%
2005	0.40%	49,068	8.377513	411,068	0.00%	17.10%
2004	0.00%	328,124	7.289089	2,391,725	0.00%	21.60%
2004	0.10%	21,882	7.255105	158,756	0.00%	21.47%
2004	0.20%	98,272	7.221303	709,652	0.00%	21.35%
2004	0.25%	137,920	7.204463	993,640	0.00%	21.29%
2004	0.40%	30,098	7.154160	215,326	0.00%	21.11%
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.00%	1,007,215	18.602467	18,736,684	3.40%	-37.89%
2008	0.10%	141,708	21.872227	3,099,470	3.40%	-37.96%
2008	0.20%	136,212	17.741677	2,416,629	3.40%	-38.02%
2008	0.25%	648,045	17.670052	11,450,989	3.40%	-38.05%
2008	0.40%	60,957	18.056248	1,100,655	3.40%	-38.14%
2007	0.00%	1,115,184	29.952335	33,402,365	1.11%	-17.07%
2007	0.10%	183,278	35.252498	6,461,007	1.11%	-17.15%
2007	0.20%	249,376	28.623844	7,138,100	1.11%	-17.24%
2007	0.25%	617,432	28.522644	17,610,793	1.11%	-17.28%
2007	0.40%	172,122	29.190018	5,024,244	1.11%	-17.40%
2006	0.00%	1,384,756	36.117848	50,014,407	1.07%	38.04%
2006	0.10%	109,384	42.551820	4,654,488	1.07%	37.91%
2006	0.20%	324,820	34.585436	11,234,041	1.07%	37.77%
2006	0.25%	709,670	34.480507	24,469,781	1.07%	37.70%
2006	0.40%	290,660	35.340571	10,272,090	1.07%	37.50%
2005	0.00%	1,409,392	26.163932	36,875,236	1.19%	17.05%
2005	0.10%	125,524	30.855447	3,873,099	1.19%	16.93%
2005	0.20%	250,510	25.103798	6,288,752	1.19%	16.82%
2005	0.25%	546,448	25.040093	13,683,109	1.19%	16.76%
2005	0.40%	377,610	25.703042	9,705,726	1.19%	16.59%
2004	0.00%	1,415,482	22.352530	31,639,604	1.61%	36.39%
2004	0.10%	110,058	26.386900	2,904,089	1.61%	36.26%
2004	0.20%	98,428	21.489618	2,115,180	1.61%	36.12%
2004	0.25%	352,704	21.445777	7,564,011	1.61%	36.05%
2004	0.40%	716,826	22.046498	15,803,503	1.61%	35.85%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Vanguard(R) VIF - Balanced Portfolio (VVB)
2008	0.20%	109,081	$7.761012	$846,579	0.00%	-22.39%	1/2/2008
2008	0.25%	9,959	7.757156	77,254	0.00%	-22.43%	1/2/2008
Vanguard(R) VIF - Diversified Value Portfolio (VVDV)
2008	0.20%	143,388	6.467982	927,431	0.00%	-35.32%	1/2/2008
2008	0.25%	13,091	6.464759	84,630	0.00%	-35.35%	1/2/2008
Vanguard(R) VIF - International Portfolio (VVI)
2008	0.20%	356,354	5.532166	1,971,409	0.00%	-44.68%	1/2/2008
2008	0.25%	32,536	5.529407	179,905	0.00%	-44.71%	1/2/2008
Vanguard(R) VIF - Mid Cap Index Portfolio (VVMCI)
2008	0.20%	301,906	5.892524	1,778,988	0.00%	-41.07%	1/2/2008
2008	0.25%	27,909	5.889589	164,373	0.00%	-41.10%	1/2/2008
Vanguard(R) VIF - Short-Term Investment-Grade Portfolio (VVSTC)
2008	0.20%	223,003	9.590829	2,138,784	0.00%	-4.09%	1/2/2008
2008	0.25%	20,361	9.586056	195,182	0.00%	-4.14%	1/2/2008
Wells Fargo AVT - Discovery Fund(SM) (SVDF)
2008	0.00%	97,543	5.474555	534,005	0.00%	-44.36%
2008	0.10%	35,560	5.467646	194,429	0.00%	-44.41%
2008	0.25%	42,095	5.457284	229,724	0.00%	-44.50%
2008	0.40%	162	5.446950	882	0.00%	-44.58%
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
2008	0.00%	966,983	8.718261	8,430,410	1.86%	-40.10%
2008	0.10%	184,457	8.642979	1,594,258	1.86%	-40.16%
2008	0.20%	117,180	8.568374	1,004,042	1.86%	-40.22%
2008	0.25%	331,868	8.531293	2,831,263	1.86%	-40.25%
2007	0.00%	1,129,684	14.553953	16,441,368	0.61%	6.63%
2007	0.10%	224,604	14.442760	3,243,902	0.61%	6.53%
2007	0.20%	154,478	14.332457	2,214,049	0.61%	6.42%
2007	0.25%	358,194	14.277593	5,114,148	0.61%	6.37%
2006	0.00%	1,303,766	13.648563	17,794,532	0.00%	12.22%
2006	0.10%	143,310	13.557898	1,942,982	0.00%	12.11%
2006	0.20%	199,708	13.467901	2,689,648	0.00%	12.00%
2006	0.25%	454,354	13.423088	6,098,834	0.00%	11.94%
2006	0.40%	126	13.289662	1,674	0.00%	11.77%
2005	0.00%	1,428,994	12.162469	17,380,095	0.00%	7.88%
2005	0.10%	114,460	12.093732	1,384,249	0.00%	7.78%
2005	0.20%	360,812	12.025433	4,338,921	0.00%	7.67%
2005	0.25%	470,806	11.991404	5,645,625	0.00%	7.62%
2005	0.40%	110,270	11.889981	1,311,108	0.00%	7.45%
2004	0.00%	1,509,654	11.273634	17,019,287	0.00%	18.22%
2004	0.10%	184,596	11.221097	2,071,370	0.00%	18.10%
2004	0.20%	266,180	11.168856	2,972,926	0.00%	17.98%
2004	0.25%	469,872	11.142802	5,235,691	0.00%	17.93%
2004	0.40%	898,190	11.065086	9,938,550	0.00%	17.75%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Wells Fargo AVT - Small Cap Growth Fund (WFVSCG)
2008	0.00%	3,856	$5.636741	$21,735	0.00%	-41.42%
2008	0.25%	125,618	5.618956	705,842	0.00%	-41.57%
2008	0.40%	1,113	5.608316	6,242	0.00%	-41.66%
2008	Contract owners’ equity			$3,233,903,295
2007	Contract owners’ equity			$4,818,129,455
2006	Contract owners’ equity			$4,464,442,368
2005	Contract owners’ equity			$3,947,899,004
2004	Contract owners’ equity			$3,677,896,359

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contractholder accounts either through reductions in the unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
^	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009